UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Municipal Income
Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

HIM-QTLY-0305

1.813061.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.9%
	Principal Amount	Value
Alabama - 0.2%
Oxford Gen. Oblig. 5.75% 5/1/25 (AMBAC Insured)	$ 1,000,000	$ 1,111,110
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.45% 7/1/09 (AMBAC Insured) (c)	1,500,000	1,595,265
Arizona - 0.6%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (c)	1,300,000	1,397,708
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (d)	3,750,000	2,568,000
		3,965,708
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,054,050
California - 8.2%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.125% 5/1/18 (FGIC Insured)	1,000,000	1,101,460
5.75% 5/1/17	800,000	908,920
Series A:
5.5% 5/1/15 (AMBAC Insured)	1,000,000	1,135,410
5.875% 5/1/16	2,100,000	2,414,013
California Econ. Recovery:
Series 2004 A, 5% 7/1/16	1,400,000	1,503,810
Series A, 5.25% 7/1/13 (MBIA Insured)	700,000	794,024
California Gen. Oblig.:
4.5% 2/1/09	1,000,000	1,063,820
5% 12/1/11 (MBIA Insured)	3,000,000	3,356,040
5.25% 2/1/11	2,300,000	2,555,323
5.25% 2/1/14	2,400,000	2,693,208
5.25% 2/1/15	1,200,000	1,341,936
5.25% 2/1/16	1,000,000	1,117,510
5.5% 3/1/11	3,500,000	3,941,315
5.5% 4/1/30	500,000	545,005
5.5% 11/1/33	1,100,000	1,192,785
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series B, 5.2% 8/1/26 (MBIA Insured) (c)	35,000	35,000
Series R, 5.35% 8/1/07 (MBIA Insured) (c)	1,000,000	1,000,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (b)(c)	1,200,000	1,212,816
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 5%, tender 5/1/13 (b)(c)	$ 2,000,000	$ 2,064,500
California State Univ. Rev. & Colleges Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	1,000,000	1,123,550
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	1,260,000	1,276,393
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	717,724
5% 1/15/16 (MBIA Insured)	400,000	429,660
5.75% 1/15/40	600,000	613,902
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	1,200,000	1,225,140
Series 2003 B, 5.75% 6/1/23	1,800,000	1,887,408
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,000,000	4,149,000
Series A, 5.125% 7/1/41 (MBIA Insured)	1,300,000	1,355,796
Los Angeles Unified School District Series A:
5.375% 7/1/17 (MBIA Insured)	1,800,000	2,051,046
5.375% 7/1/18 (MBIA Insured)	1,000,000	1,134,780
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	500,000	518,155
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/08	300,000	320,838
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	1,300,000	1,013,805
Univ. of California Revs. (UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	1,755,000	1,971,988
5.5% 5/15/20 (AMBAC Insured)	2,000,000	2,230,980
		51,997,060
Colorado - 2.2%
Arapahoe County Cherry Creek School District #5 6% 12/15/15	1,250,000	1,424,650
Colorado Springs Arpt. Rev. Series C, 0% 1/1/08 (MBIA Insured)	870,000	795,476
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	4,887,960
Colorado Wtr. Resources Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	1,610,000	1,833,742
5.625% 9/1/14	1,745,000	1,981,988
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	$ 1,200,000	$ 1,363,344
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (d)	2,275,000	1,772,384
		14,059,544
Connecticut - 0.8%
Connecticut Gen. Oblig.:
Series 2002 B, 5.5% 6/15/18	600,000	676,056
Series D, 5.375% 11/15/18	1,000,000	1,117,340
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (c)	3,350,000	3,404,940
		5,198,336
District Of Columbia - 2.2%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (Escrowed to Maturity) (d)	150,000	157,569
Series B:
0% 6/1/12 (MBIA Insured)	1,200,000	910,716
5.25% 6/1/26 (FSA Insured)	6,000,000	6,393,540
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,674,924
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	2,000,000	2,213,620
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,654,925
		14,005,294
Florida - 1.2%
Collier County School Board Ctfs. of Prtn. 5% 2/15/15 (FSA Insured) (a)	1,000,000	1,102,830
Dade County Aviation Rev. Series D, 5.75% 10/1/09 (AMBAC Insured) (c)	5,000,000	5,202,050
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	500,000	577,020
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (MBIA Insured) (a)	500,000	535,560
		7,417,460
Georgia - 1.7%
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA Insured) (c)	1,000,000	1,096,090
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/43 (FSA Insured)	$ 7,200,000	$ 7,475,256
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	1,000,000	1,079,320
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	1,100,000	1,252,152
		10,902,818
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (c)	1,300,000	1,618,916
Illinois - 12.5%
Chicago Board of Ed.:
Series A, 0% 12/1/16 (FGIC Insured)	1,300,000	781,430
5.75% 12/1/27 (AMBAC Insured)	1,460,000	1,603,664
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,120,000	3,826,775
0% 1/1/24 (FGIC Insured)	6,110,000	2,510,049
0% 1/1/28 (FGIC Insured)	5,000,000	1,641,900
(Neighborhoods Alive 21 Prog.):
Series 2000 A, 6% 1/1/28 (FGIC Insured)	1,400,000	1,608,866
5.5% 1/1/17 (FGIC Insured)	2,265,000	2,525,407
Series 2000 C, 5.5% 1/1/40 (FGIC Insured)	1,410,000	1,540,594
Series A:
5% 1/1/41 (MBIA Insured)	1,000,000	1,025,790
5% 1/1/42 (AMBAC Insured)	1,700,000	1,745,441
5.5% 1/1/38 (MBIA Insured)	1,000,000	1,095,550
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	1,500,000	1,563,585
Series B, 6% 1/1/09 (MBIA Insured) (c)	300,000	320,346
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (c)	1,000,000	1,046,590
6.25% 1/1/09 (AMBAC Insured) (c)	3,700,000	4,003,104
5.5% 1/1/09 (AMBAC Insured) (c)	1,250,000	1,356,788
Chicago Park District Series 2001 A, 5.5% 1/1/19 (FGIC Insured)	1,000,000	1,109,310
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC Insured)	1,400,000	1,408,484
Coles & Cumberland Counties Cmnty. Unit School District #2 5.8% 2/1/17 (FGIC Insured)	1,000,000	1,134,380
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	$ 3,190,000	$ 3,639,854
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,647,300
Illinois Gen. Oblig.:
First Series:
5.5% 8/1/19 (MBIA Insured)	2,500,000	2,818,325
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,133,980
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,103,570
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,103,790
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,222,270
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,205,126
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,070,760
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (d)	1,500,000	1,808,670
Illinois Sales Tax Rev.:
First Series 2001, 5.5% 6/15/13	3,250,000	3,657,420
6% 6/15/20	600,000	684,756
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/17 (FSA Insured)	2,000,000	2,238,400
Kane County School District #129, Aurora West Side Series A:
5.75% 2/1/16 (FGIC Insured)	1,000,000	1,141,190
5.75% 2/1/18 (FGIC Insured)	2,000,000	2,271,740
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/16 (MBIA Insured)	1,000,000	1,123,710
Lake County Cmnty. Consolidated School District #50, Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	1,075,000	1,188,294
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	2,025,370
McHenry County Conservation District Series A, 5.625% 2/1/21 (FGIC Insured)	1,000,000	1,103,210
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	2,000,000	498,260
5.75% 6/15/41 (MBIA Insured)	3,300,000	3,755,466
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.): - continued
Series A:
0% 6/15/16 (FGIC Insured)	$ 2,370,000	$ 1,456,389
0% 12/15/24 (MBIA Insured)	3,000,000	1,185,150
0% 6/15/36 (MBIA Insured)	5,000,000	1,042,950
Ogle Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	1,000,000	1,173,140
Univ. of Illinois Auxiliary Facilities Sys. Rev. 0% 4/1/15 (MBIA Insured)	3,700,000	2,410,920
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	664,010
		79,222,073
Indiana - 1.0%
Anderson Ind. School Bldg. Corp. 5.5% 7/15/23 (FSA Insured)	1,330,000	1,484,573
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31	1,500,000	1,575,045
New Albany Floyd County Independent School Bldg. Corp. 5.75% 7/15/17 (FGIC Insured)	1,000,000	1,146,410
Petersburg Poll. Cont. Rev. 5.95% 12/1/29 (c)	2,000,000	2,111,120
		6,317,148
Iowa - 0.9%
Iowa Fin. Auth. Hosp. Facilities Rev. 5.875% 2/15/30 (AMBAC Insured)	1,870,000	2,085,349
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	4,000,000	3,603,160
		5,688,509
Kansas - 1.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (b)	1,000,000	1,041,280
Series C, 2.38%, tender 9/1/05 (b)	1,000,000	997,200
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,668,735
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev. (Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,541,502
5% 12/1/14 (MBIA Insured)	500,000	531,695
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev. (Sisters of Charity Leavenworth Health Svc. Co. Proj.): - continued
5.25% 12/1/09 (MBIA Insured)	$ 1,420,000	$ 1,538,442
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,881,513
		10,200,367
Kentucky - 1.3%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A:
5.25% 5/15/37 (FGIC Insured)	1,300,000	1,407,575
5.75% 5/15/33 (FGIC Insured)	6,050,000	6,798,083
		8,205,658
Maine - 1.6%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (FGIC Insured)	8,100,000	9,113,634
5.25% 7/1/30 (FSA Insured)	1,000,000	1,084,130
		10,197,764
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.) 5.75% 7/1/13 (Escrowed to Maturity) (d)	2,680,000	3,063,267
Massachusetts - 3.4%
Massachusetts Bay Trans. Auth.:
Series 1997 D, 5% 3/1/27	2,000,000	2,063,120
Series A, 5.75% 3/1/26	2,000,000	2,212,660
Massachusetts Gen. Oblig.:
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,122,090
Series D, 5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (d)	1,200,000	1,354,728
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	512,065
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	800,000	717,720
0% 8/1/10	4,500,000	3,665,115
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.75% 1/1/32 (FGIC Insured)	2,000,000	2,294,020
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	$ 10,000	$ 10,790
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (FGIC Insured)	7,000,000	7,928,970
		21,881,278
Michigan - 2.0%
Detroit Gen. Oblig. Series A, 5% 4/1/08 (FSA Insured)	3,400,000	3,634,226
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	1,065,000	1,127,856
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	1,000,000	1,057,700
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (d)	300,000	345,666
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	2,052,700
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,560,727
Zeeland Pub. Schools 5.375% 5/1/25 (FGIC Insured)	1,500,000	1,624,710
		12,403,585
Minnesota - 1.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,829,250
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	1,000,000	1,092,010
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series D, 6.4% 7/1/15 (c)	475,000	484,438
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	590,000	629,070
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,260,820
Saint Paul Port Auth. Lease Rev. Series 2003 11, 5.25% 12/1/18	1,000,000	1,113,380
		7,408,968
Missouri - 0.2%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,010,000	1,097,072
Municipal Bonds - continued
	Principal Amount	Value
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	$ 1,100,000	$ 1,167,232
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,043,980
		2,211,212
Nevada - 1.0%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22 (AMBAC Insured) (c)	1,000,000	1,072,250
Clark County Gen. Oblig.:
(Park & Reg'l. Justice Ctr. Proj.) 5.75% 11/1/24 (FGIC Insured)	1,000,000	1,120,720
Series 2000, 5.5% 7/1/30 (MBIA Insured)	500,000	544,265
Clark County School District Series C, 5.375% 6/15/15 (MBIA Insured)	1,000,000	1,120,790
Las Vegas Valley Wtr. District Series B:
5.25% 6/1/16 (MBIA Insured)	1,000,000	1,112,360
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,107,320
		6,077,705
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (a)(b)(c)	1,000,000	1,001,810
New Jersey - 2.3%
New Jersey Econ. Dev. Auth. Rev. Series 2005 K, 5.5% 12/15/19 (AMBAC Insured)	1,500,000	1,750,230
New Jersey Gen. Oblig. Series 2005 N, 5.25% 7/15/10 (FGIC Insured) (a)	1,000,000	1,080,420
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5.625% 1/1/15 (MBIA Insured)	185,000	204,347
New Jersey Trans. Trust Fund Auth.:
Series 2003 C, 5.5% 6/15/22 (Pre-Refunded to 6/15/13 @ 100) (d)	3,600,000	4,174,776
Series B, 5.25% 12/15/22 (AMBAC Insured)	1,000,000	1,148,730
Series C, 5.5% 6/15/19 (Pre-Refunded to 6/15/13 @ 100) (d)	900,000	1,043,694
North Hudson Swr. Auth. Swr. Rev. Series A, 5.25% 8/1/17 (FGIC Insured)	2,000,000	2,212,300
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	600,000	599,298
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Tobacco Settlement Fing. Corp.: - continued
6.125% 6/1/24	$ 1,100,000	$ 1,114,619
6.125% 6/1/42	1,600,000	1,524,736
		14,853,150
New Mexico - 1.3%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (c)	3,970,000	4,381,014
6.75% 7/1/09 (AMBAC Insured) (c)	450,000	513,626
6.75% 7/1/11 (AMBAC Insured) (c)	1,805,000	2,113,204
New Mexico Edl. Assistance Foundation Student Ln. Rev. Series IV A2, 6.65% 3/1/07	1,000,000	1,022,700
		8,030,544
New York - 9.8%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/16 (FSA Insured)	1,500,000	1,738,635
5.75% 5/1/21 (FSA Insured)	6,100,000	7,070,682
Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	4,300,000	4,835,479
Series F, 5.25% 11/15/27 (MBIA Insured)	500,000	540,375
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	1,000,000	1,012,750
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	700,000	798,546
Metropolitan Trans. Auth. Transit Facilities Rev. Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (d)	150,000	164,895
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	300,000	326,778
5% 9/1/13 (FGIC Insured)	850,000	937,219
New York City Gen. Oblig.:
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	666,162
Series C, 5.75% 3/15/27 (FSA Insured)	500,000	572,340
Series E, 6% 8/1/11	25,000	26,595
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	750,000	781,875
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 5.9% 1/1/06 (c)	8,680,000	8,792,493
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series A:
5.125% 6/15/34 (MBIA Insured)	2,000,000	2,104,420
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series A:
6% 6/15/28	$ 1,500,000	$ 1,743,705
Series B, 5.75% 6/15/26	3,435,000	3,704,922
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	1,053,790
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,705,380
Series C, 7.5% 7/1/10	500,000	563,320
(The Jamaica Hosp. Proj.) Series F, 5.2% 2/15/14 (MBIA Insured)	6,150,000	6,640,524
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,155,090
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	870,000	911,421
4.875% 6/15/20	795,000	830,020
5% 6/15/15	305,000	327,448
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	500,000	560,820
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	305,000	339,651
New York State Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (MBIA Insured)	1,500,000	1,772,955
Series C1, 5.5% 3/15/18 (Pre-Refunded to 3/15/13 @ 100) (d)	1,000,000	1,159,350
New York Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	400,000	451,072
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,645,635
Tobacco Settlement Fing. Corp. Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,087,740
5.25% 6/1/22 (AMBAC Insured)	950,000	1,029,154
5.5% 6/1/16	4,700,000	5,133,951
		62,185,192
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (c)	500,000	527,710
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 2.9%
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	$ 1,195,000	$ 1,344,949
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	1,050,000	1,089,795
5.125% 7/1/42	5,155,000	5,375,067
5.25% 7/1/42	1,300,000	1,370,265
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,500,000	1,637,970
Series B:
5.875% 1/1/21 (MBIA Insured)	3,050,000	3,288,266
7.25% 1/1/07	1,000,000	1,077,170
Series C, 5.5% 1/1/07	700,000	731,451
Series D, 6.7% 1/1/19	1,115,000	1,255,568
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,085,140
		18,255,641
Ohio - 0.8%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (c)	1,005,000	1,009,000
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	1,000,000	1,135,430
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	1,455,000	1,607,033
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) 5.375% 12/1/17	1,000,000	1,115,430
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	473,997
		5,340,890
Oklahoma - 1.3%
Oklahoma Industries Auth. Rev.:
(Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	1,500,000	1,654,470
6% 8/15/19 (MBIA Insured)	3,000,000	3,383,220
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	3,000,000	3,356,850
		8,394,540
Oregon - 0.9%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	1,715,000	1,902,587
Municipal Bonds - continued
	Principal Amount	Value
Oregon - continued
Portland Swr. Sys. Rev. Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	$ 500,000	$ 567,275
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/18	1,000,000	1,132,390
5.75% 8/1/19	2,080,000	2,353,125
		5,955,377
Pennsylvania - 3.2%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (c)	1,000,000	1,051,440
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,128,880
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,825,860
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,939,460
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,224,225
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (c)	2,000,000	2,105,500
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	3,065,000	3,495,203
Tredyffrin-Easttown School District 5.5% 2/15/15	2,010,000	2,243,783
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,380,300
		20,394,651
Puerto Rico - 0.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	1,000,000	1,095,850
Rhode Island - 1.3%
North Kingstown Gen. Oblig. 5.8% 10/1/21 (FGIC Insured)	1,320,000	1,493,554
Providence Redev. Agcy. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	800,000	892,576
Rhode Island Health & Edl. Bldg. Corp. Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,110,740
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (c)	4,000,000	4,769,080
		8,265,950
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - 0.8%
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.) Series B, 5.7% 9/1/05 (c)	$ 1,000,000	$ 1,014,570
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (d)	1,000,000	1,226,160
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured) (a)	1,000,000	1,079,810
Series A, 5.5% 1/1/16 (FGIC Insured) (a)	1,000,000	1,129,460
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	544,253
		4,994,253
Tennessee - 0.7%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (d)	400,000	456,452
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (d)	600,000	688,002
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Hosp. Proj.):
6.5% 9/1/26 (Escrowed to Maturity) (d)	1,120,000	1,330,661
6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (d)	1,880,000	2,281,794
		4,756,909
Texas - 15.3%
Aldine Independent School District 5.5% 2/15/13	3,150,000	3,539,088
Alvin Independent School District 5.75% 8/15/21	1,000,000	1,125,660
Canyon Independent School District Series A, 5.5% 2/15/18	1,575,000	1,775,104
Comal Independent School District 5.75% 8/1/28	2,000,000	2,223,420
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	1,000,000	1,127,910
5.25% 7/15/18 (Pre-Refunded to 7/15/12 @ 100) (d)	1,500,000	1,698,120
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/14	3,200,000	2,217,824
0% 2/15/16	1,400,000	875,518
5.75% 2/15/21	1,000,000	1,131,870
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Dallas Independent School District Series 5, 5.25% 8/15/13 (a)	$ 1,000,000	$ 1,107,840
El Paso Gen. Oblig. 5.75% 8/15/25 (FSA Insured)	4,500,000	4,833,855
Fort Worth Wtr. & Swr. Rev. 5% 2/15/16 (FSA Insured)	1,000,000	1,095,820
Garland Independent School District 5.5% 2/15/19	2,500,000	2,753,125
Grapevine Gen. Oblig. 5.75% 8/15/18 (FGIC Insured)	1,250,000	1,412,488
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	1,000,000	1,103,500
Harris County Gen. Oblig. 0% 10/1/17 (MBIA Insured)	2,500,000	1,455,225
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12	1,000,000	1,107,890
5.75% 2/15/21	1,310,000	1,421,455
Houston Arpt. Sys. Rev.:
Series A, 5.625% 7/1/19 (FSA Insured) (c)	1,000,000	1,094,570
Series B, 5.5% 7/1/30 (FSA Insured)	1,400,000	1,513,232
Houston Independent School District 0% 8/15/13	1,300,000	928,733
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	789,530
Kennedale Independent School District 5.5% 2/15/29	1,100,000	1,210,033
Lewisville Independent School District 0% 8/15/19	2,340,000	1,236,058
Los Fresnos Independent School District:
5.75% 8/15/13	1,040,000	1,182,532
5.75% 8/15/14	1,100,000	1,248,962
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,108,910
Mansfield Independent School District 5.5% 2/15/17	2,000,000	2,235,560
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,105,395
Mount Pleasant Independent School District 5.5% 2/15/22	2,590,000	2,861,510
North Central Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,372,545
Northside Independent School District 5.5% 2/15/15	2,000,000	2,231,960
Northwest Texas Independent School District 5.5% 8/15/21	3,185,000	3,561,467
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (b)(c)	4,000,000	4,348,120
San Antonio Elec. & Gas Systems Rev. 5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (d)	75,000	80,293
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Benito Consolidated Independent School District 6% 2/15/25	$ 900,000	$ 1,031,940
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/14 (AMBAC Insured)	2,245,000	2,558,896
Spring Branch Independent School District 5.375% 2/1/18	1,000,000	1,097,200
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,000,000	1,040,990
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,705,000	3,718,362
0% 9/1/15 (MBIA Insured)	1,000,000	645,590
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	1,000,000	1,079,510
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	4,050,000	4,438,962
5.75% 8/15/38 (AMBAC Insured)	3,775,000	4,295,648
Texas Tpk. Auth. Dallas North Tollway Rev. 5.25% 1/1/23 (FGIC Insured)	2,600,000	2,715,024
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,091,210
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	4,000,000	4,631,080
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	1,000,000	1,051,770
White Settlement Independent School District 5.75% 8/15/34	1,040,000	1,184,165
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	1,355,000	1,505,893
6% 8/15/19 (FGIC Insured)	1,000,000	1,155,200
Yselta Independent School District 0% 8/15/09	4,065,000	3,501,347
		96,857,909
Utah - 1.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6.5% 7/1/09 (AMBAC Insured)	365,000	418,378
6.5% 7/1/09 (Escrowed to Maturity) (d)	635,000	733,552
Series B:
5.75% 7/1/16 (MBIA Insured)	2,500,000	2,724,250
6% 7/1/16 (MBIA Insured)	7,000,000	7,467,530
		11,343,710
Municipal Bonds - continued
	Principal Amount	Value
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	$ 1,000,000	$ 1,151,700
Series A, 5.75% 12/1/18 (AMBAC Insured)	400,000	454,628
		1,606,328
Virginia - 0.5%
Virginia Resources Auth. Clean Wtr. State Revolving Fund Rev.:
5.625% 10/1/22	1,250,000	1,398,213
5.75% 10/1/19	1,750,000	1,989,015
		3,387,228
Washington - 9.4%
Chelan County Pub. Util. District #1 Rev. Series B, 4.5% 7/1/08 (FGIC Insured) (a)	1,040,000	1,080,914
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	3,040,000	3,426,384
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	4,000,000	4,642,040
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (c)	1,715,000	1,854,773
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (a)(c)	1,950,000	2,091,629
King County Swr. Rev. Series B:
5.125% 1/1/33 (FSA Insured)	2,800,000	2,926,532
5.5% 1/1/21 (FSA Insured)	1,615,000	1,786,642
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (c)	3,000,000	3,200,430
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	1,000,000	1,120,690
Spokane County School District #81 5.25% 12/1/18 (FSA Insured)	1,000,000	1,102,630
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,149,880
Tacoma Elec. Sys. Rev.:
Series 2001 A, 5.75% 1/1/20 (FSA Insured)	1,000,000	1,131,320
Series A, 5.625% 1/1/21 (FSA Insured)	1,300,000	1,451,736
Tumwater School District #33, Thurston County Series 1996 B, 0% 12/1/10 (FGIC Insured)	4,000,000	3,241,600
Univ. of Washington Univ. Revs. (Student Facilities Fee Prog.) 5.8% 6/1/30 (FSA Insured)	3,000,000	3,345,120
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Gen. Oblig.:
Series 2000 A, 5.625% 7/1/24	$ 2,000,000	$ 2,194,540
Series 2001 C, 5.25% 1/1/16	1,000,000	1,095,480
Series C, 5.25% 1/1/26 (FSA Insured)	1,000,000	1,068,990
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	628,368
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,366,870
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,971,832
		59,878,400
Wisconsin - 1.5%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	930,000	932,818
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	1,000,000	1,117,220
Menasha Joint School District 5.5% 3/1/17 (FSA Insured)	1,160,000	1,298,133
Wisconsin Gen. Oblig. Series 2000 C, 5.55% 5/1/21 (Pre-Refunded to 5/1/10 @ 100) (d)	1,000,000	1,101,410
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,500,000	1,609,110
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/16	1,000,000	1,085,690
5.75% 8/15/30	1,500,000	1,599,180
6.25% 8/15/22	600,000	664,788
		9,408,349
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $592,680,694)	633,434,558
NET OTHER ASSETS - 0.1%	499,094
NET ASSETS - 100%	$ 633,933,652
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $592,346,265. Net unrealized appreciation aggregated $41,088,293, of which $41,552,766 related to appreciated investment securities and $464,473 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

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or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor High Income
Advantage Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

HY-QTLY-0305

1.813043.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 72.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.6%
Cable TV - 0.4%
Charter Communications, Inc. 5.875% 11/16/09 (g)	$ 12,580	$ 11,229
Electric Utilities - 0.2%
Mirant Corp. 5.75% 7/15/07 (d)	5,000	3,800
TOTAL CONVERTIBLE BONDS		15,029
Nonconvertible Bonds - 71.7%
Air Transportation - 5.0%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	13,320	12,554
6.977% 11/23/22	784	731
7.377% 5/23/19	15,421	10,178
7.379% 5/23/16	8,499	5,609
7.8% 4/1/08	9,740	8,571
10.18% 1/2/13	5,055	3,488
Delta Air Lines, Inc.:
7.9% 12/15/09	5,000	2,450
8.3% 12/15/29	86,430	33,708
9.5% 11/18/08 (g)	2,065	1,776
10% 8/15/08	36,330	21,071
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	75	54
7.779% 11/18/05	95	78
7.779% 1/2/12	1,903	1,047
Northwest Airlines Corp. 10% 2/1/09	5,000	3,650
Northwest Airlines, Inc.:
7.875% 3/15/08	9,675	6,869
9.875% 3/15/07	800	656
10.5% 4/1/09	13,594	10,195
Northwest Airlines, Inc. pass thru trust certificates 9.179% 10/1/11	1,811	1,268
		123,953
Automotive - 1.3%
Accuride Corp. 8.5% 2/1/15 (g)	4,780	4,911
Altra Industrial Motion, Inc. 9% 12/1/11 (g)	2,460	2,460
Delco Remy International, Inc. 9.375% 4/15/12	2,940	2,925
General Motors Corp. 8.375% 7/15/33	13,165	13,257
Tenneco Automotive, Inc. 8.625% 11/15/14 (g)	2,870	2,978
Visteon Corp. 7% 3/10/14	7,245	6,665
		33,196
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - 0.6%
Goodman Global Holdings, Inc. 7.875% 12/15/12 (g)	$ 7,990	$ 7,710
Owens Corning:
7% 3/15/09 (d)	6,620	4,700
7.5% 5/1/05 (d)	1,975	1,402
		13,812
Cable TV - 6.2%
Adelphia Communications Corp.:
9.875% 3/1/07 (d)	8,000	6,960
10.25% 11/1/06 (d)	3,115	2,648
10.25% 6/15/11 (d)	3,000	2,640
10.5% 7/15/04 (d)	5,000	4,325
Cablevision Systems Corp. 8% 4/15/12 (g)	20,000	21,525
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	21,564	17,521
9.625% 11/15/09	23,970	19,476
9.92% 4/1/11	29,720	23,553
10% 4/1/09	25,840	21,706
10% 5/15/11	8,700	6,917
10.25% 1/15/10	14,290	11,896
10.75% 10/1/09	15,270	12,903
11.125% 1/15/11	2,200	1,848
		153,918
Capital Goods - 1.1%
Dresser-Rand Group, Inc. 7.375% 11/1/14 (g)	3,450	3,528
Hawk Corp. 8.75% 11/1/14	2,770	2,825
Invensys PLC 9.875% 3/15/11 (g)	7,590	8,121
Park-Ohio Industries, Inc. 8.375% 11/15/14 (g)	5,120	5,069
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,800	1,854
Thermadyne Holdings Corp. 9.25% 2/1/14	5,710	5,567
		26,964
Chemicals - 4.8%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (g)	16,670	18,379
Borden US Finance Corp./Nova Scotia Finance ULC 7.41% 7/15/10 (g)(i)	4,990	5,190
Crompton Corp. 9.875% 8/1/12 (g)	4,290	4,805
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	5,920	6,808
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Hercules, Inc. 6.5% 6/30/29 unit	$ 5,500	$ 4,656
HMP Equity Holdings Corp. 0% 5/15/08	10,710	7,069
Huntsman ICI Chemicals LLC 10.125% 7/1/09	5,587	5,866
Huntsman ICI Holdings LLC 0% 12/31/09	8,836	4,948
Huntsman LLC 11.625% 10/15/10	9,145	10,700
Phibro Animal Health Corp. 13% 12/1/07 unit (g)	3,404	3,710
Resolution Performance Products LLC/RPP Capital Corp. 13.5% 11/15/10	28,415	31,328
Rhodia SA 8.875% 6/1/11	15,210	15,514
Rockwood Specialties Group, Inc. 7.5% 11/15/14 (g)	950	988
		119,961
Consumer Products - 0.2%
Windmere-Durable Holdings, Inc. 10% 7/31/08	6,090	6,075
Containers - 1.7%
Graham Packaging Co. LP/ GPC Capital Corp. 9.875% 10/15/14 (g)	7,980	8,459
Huntsman Packaging Corp. 13% 6/1/10	6,910	6,772
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14 (g)	4,410	4,432
8.25% 5/15/13	8,535	9,346
Owens-Illinois, Inc. 7.5% 5/15/10	3,490	3,682
Pliant Corp. 13% 6/1/10	2,000	1,960
Vitro SA de CV 11.75% 11/1/13 (g)	6,640	6,424
		41,075
Diversified Financial Services - 0.1%
Metris Companies, Inc. 10.125% 7/15/06	2,140	2,199
Electric Utilities - 3.2%
AES Corp. 7.75% 3/1/14	29,991	31,790
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (g)	24,645	27,356
Chivor SA E.S.P. 9.75% 12/30/14 (g)	2,900	3,009
Mirant Americas Generation LLC:
8.5% 10/1/21 (d)	6,650	6,949
9.125% 5/1/31 (d)	5,320	5,706
Southern Energy, Inc. New York 7.9% 7/15/09 (d)(g)	5,000	3,850
		78,660
Energy - 9.4%
Aventine Renewable Energy Holdings, Inc. 8.5013% 12/15/11 (g)(i)	6,130	6,253
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
El Paso Corp.:
7% 5/15/11	$ 46,355	$ 46,471
7.875% 6/15/12	12,620	13,156
El Paso Energy Corp.:
6.75% 5/15/09	30,000	30,375
7.375% 12/15/12	22,275	22,470
El Paso Production Holding Co. 7.75% 6/1/13	6,500	6,760
Hanover Compressor Co.:
0% 3/31/07	22,830	19,862
9% 6/1/14	3,560	3,934
Petroleum Geo-Services ASA 10% 11/5/10	8,060	9,229
The Coastal Corp.:
6.5% 6/1/08	14,245	14,352
7.75% 6/15/10	42,465	44,164
7.75% 10/15/35	1,970	1,852
Venoco, Inc. 8.75% 12/15/11 (g)	3,670	3,698
Williams Companies, Inc. 7.5% 1/15/31	10,225	11,043
		233,619
Entertainment/Film - 0.2%
Cinemark, Inc. 0% 3/15/14 (e)	7,280	5,496
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	333
		5,829
Environmental - 0.3%
Allied Waste North America, Inc. 7.375% 4/15/14	6,630	6,033
IMCO Recycling Escrow, Inc. 9% 11/15/14 (g)	1,070	1,113
		7,146
Food and Drug Retail - 4.2%
Ahold Finance USA, Inc.:
6.875% 5/1/29	21,921	21,757
8.25% 7/15/10	44,237	50,209
Nutritional Sourcing Corp. 10.125% 8/1/09	21,526	14,638
Rite Aid Corp. 12.5% 9/15/06	8,905	9,885
The Great Atlantic & Pacific Tea Co. 9.125% 12/15/11	9,270	8,343
		104,832
Food/Beverage/Tobacco - 0.5%
Doane Pet Care Co.:
9.75% 5/15/07	3,730	3,599
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Doane Pet Care Co.: - continued
10.75% 3/1/10	$ 6,605	$ 7,067
Pierre Foods, Inc. 9.875% 7/15/12 (g)	2,240	2,341
		13,007
Gaming - 0.4%
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)(g)	2,990	1,869
9% 1/15/12 (g)	1,760	1,848
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (g)	6,680	6,546
		10,263
Healthcare - 4.9%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (g)(h)	4,260	4,367
Athena Neurosciences Finance LLC 7.25% 2/21/08	12,160	12,525
Concentra Operating Corp. 9.125% 6/1/12	1,120	1,232
Elan Finance PLC/Elan Finance Corp.:
6.51% 11/15/11 (g)(i)	5,520	5,755
7.75% 11/15/11 (g)	5,000	5,225
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	10,770	11,605
Spheris, Inc. 11% 12/15/12 (g)	3,870	4,005
Tenet Healthcare Corp.:
6.375% 12/1/11	11,625	10,492
6.5% 6/1/12	20,240	18,115
7.375% 2/1/13	25,500	23,460
9.25% 2/1/15 (g)	11,960	11,930
9.875% 7/1/14 (g)	6,675	6,925
U.S. Oncology, Inc. 10.75% 8/15/14 (g)	4,900	5,586
		121,222
Homebuilding/Real Estate - 0.8%
Champion Enterprises, Inc. 7.625% 5/15/09	5,570	5,570
Champion Home Builders Co. 11.25% 4/15/07	13,905	15,296
		20,866
Insurance - 1.7%
Provident Companies, Inc.:
7% 7/15/18	3,650	3,522
7.25% 3/15/28	17,830	16,894
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Insurance - continued
UnumProvident Corp.:
6.75% 12/15/28	$ 11,350	$ 10,499
7.19% 2/1/28	3,250	2,974
7.375% 6/15/32	9,190	8,994
		42,883
Leisure - 2.4%
Equinox Holdings Ltd. 9% 12/15/09	1,000	1,060
Six Flags, Inc.:
9.5% 2/1/09	1,220	1,275
9.625% 6/1/14	23,100	21,830
9.625% 6/1/14 (g)	6,570	6,209
9.75% 4/15/13	31,855	30,262
		60,636
Paper - 0.2%
Cellu Tissue Holdings, Inc. 9.75% 3/15/10	3,680	3,873
Publishing/Printing - 0.3%
CBD Media Holdings LLC/CBD Holdings Finance, Inc. 9.25% 7/15/12 (g)	6,140	6,294
Railroad - 0.3%
TFM SA de CV 12.5% 6/15/12	6,680	7,766
Restaurants - 0.4%
Friendly Ice Cream Corp. 8.375% 6/15/12	5,220	5,037
Uno Restaurant Corp. 10% 2/15/11 (g)(h)	4,780	4,726
		9,763
Services - 0.5%
Cornell Companies, Inc. 10.75% 7/1/12	4,100	4,408
Integrated Electrical Services, Inc. 9.375% 2/1/09	2,346	2,170
Language Line, Inc. 11.125% 6/15/12	4,610	4,887
		11,465
Shipping - 1.2%
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13	6,665	5,815
Ship Finance International Ltd. 8.5% 12/15/13	23,930	24,409
		30,224
Steels - 0.2%
Edgen Acquisition Corp. 9.875% 2/1/11 (g)	5,980	6,040
Super Retail - 1.9%
Blockbuster, Inc. 9% 9/1/12 (g)	4,880	4,880
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
Dillard's, Inc.:
6.625% 11/15/08	$ 1,230	$ 1,259
6.625% 1/15/18	3,700	3,635
7% 12/1/28	9,583	9,140
7.13% 8/1/18	7,200	7,209
7.75% 7/15/26	1,450	1,512
7.75% 5/15/27	3,680	3,749
7.875% 1/1/23	1,940	2,015
Levitz Home Furnishings, Inc. 12% 11/1/11 (g)	3,040	3,101
NBC Acquisition Corp. 0% 3/15/13 (e)	12,830	9,366
		45,866
Technology - 2.0%
Celestica, Inc. 7.875% 7/1/11	4,920	5,117
Danka Business Systems PLC 11% 6/15/10	7,240	7,620
Freescale Semiconductor, Inc. 7.125% 7/15/14	4,460	4,806
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
5.78% 12/15/11 (g)(i)	1,660	1,710
8% 12/15/14 (g)	1,290	1,345
Semiconductor Note Participation Trust 0% 8/4/11 (g)	6,625	9,275
Viasystems, Inc. 10.5% 1/15/11	12,680	12,458
Xerox Corp. 7.2% 4/1/16	6,660	7,060
		49,391
Telecommunications - 11.6%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	5,000	5,700
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (i)	6,680	7,064
Cincinnati Bell, Inc. 8.375% 1/15/14	3,400	3,443
Eschelon Operating Co. 8.375% 3/15/10 (g)	3,880	3,298
Madison River Capital LLC/Madison River Finance Corp. 13.25% 3/1/10	1,880	2,012
MCI, Inc. 7.735% 5/1/14	10,000	10,938
New Skies Satellites BV 9.125% 11/1/12 (g)	1,450	1,494
Nextel Partners, Inc.:
8.125% 7/1/11	23,705	26,135
12.5% 11/15/09	9,583	10,925
Primus Telecommunications Group, Inc.:
8% 1/15/14	6,160	5,205
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Primus Telecommunications Group, Inc.: - continued
12.75% 10/15/09	$ 1,840	$ 1,748
Qwest Capital Funding, Inc.:
7.625% 8/3/21	3,210	2,825
7.75% 2/15/31	4,580	3,950
Qwest Services Corp. 14% 12/15/10 (g)(i)	101,064	119,248
Rogers Communications, Inc.:
6.375% 3/1/14	12,190	12,220
7.5% 3/15/15	7,260	7,732
8% 12/15/12	3,130	3,333
SBA Communication Corp./SBA Telcommunications, Inc. 0% 12/15/11 (e)	7,440	6,398
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	24,000	24,000
Time Warner Telecom, Inc. 10.125% 2/1/11	29,605	29,013
		286,681
Textiles & Apparel - 4.1%
Levi Strauss & Co.:
9.75% 1/15/15 (g)	9,200	8,924
11.625% 1/15/08	30,345	31,711
12.25% 12/15/12	56,545	61,069
		101,704
TOTAL NONCONVERTIBLE BONDS		1,779,183
TOTAL CORPORATE BONDS (Cost $1,690,387)		1,794,212
Common Stocks - 17.3%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	15,929	0
Cable TV - 2.1%
NTL, Inc. (a)	200,000	13,606
NTL, Inc. warrants 1/13/11 (a)	3	0
Pegasus Communications Corp. warrants 1/1/07 (a)	6,509	0
Telewest Global, Inc. (a)	2,311,603	38,951
		52,557
Common Stocks - continued
	Shares	Value (000s)
Chemicals - 0.1%
HMP Equity Holdings Corp. warrants 5/15/11 (a)(g)	4,930	$ 2,268
Consumer Products - 3.6%
Revlon, Inc. Class A (a)(f)	36,977,584	88,746
Containers - 1.6%
Owens-Illinois, Inc. (a)	1,780,800	40,460
Trivest 1992 Special Fund Ltd. (a)(j)	3,037,732	30
		40,490
Electric Utilities - 3.4%
AES Corp. (a)	5,983,909	84,074
Energy - 0.7%
Chesapeake Energy Corp.	1,000,000	17,570
Entertainment/Film - 0.0%
Livent, Inc. (a)	125,200	0
Food and Drug Retail - 0.4%
Pathmark Stores, Inc. (a)(f)	2,018,878	9,569
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	127
		9,696
Healthcare - 2.3%
DaVita, Inc. (a)	1,352,946	56,770
Hotels - 0.2%
Wyndham International, Inc. Class A (a)	4,189,700	3,980
Metals/Mining - 0.8%
Haynes International, Inc. (a)(g)	1,140,617	20,645
Shipping - 1.4%
Teekay Shipping Corp.	793,800	35,221
Technology - 0.6%
STATS ChipPAC Ltd. ADR (a)	261,000	1,498
Viasystems Group, Inc. (a)(j)	1,026,780	12,321
		13,819
Telecommunications - 0.1%
Choice One Communications, Inc. (j)	571,711	2,916
Covad Communications Group, Inc. (a)	1,948	3
Crown Castle International Corp. (a)	21,274	349
		3,268
Common Stocks - continued
	Shares	Value (000s)
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (j)	42,253	$ 437
Pillowtex Corp. (a)	490,256	0
		437
TOTAL COMMON STOCKS (Cost $341,492)		429,541
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.7%
Leisure - 0.2%
Six Flags, Inc. 7.25% PIERS	200,000	4,320
Paper - 0.5%
Temple-Inland, Inc. 7.50% DECS	232,000	12,400
TOTAL CONVERTIBLE PREFERRED STOCKS		16,720
Nonconvertible Preferred Stocks - 0.1%
Broadcasting - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	2,876	3,135
TOTAL PREFERRED STOCKS (Cost $19,000)		19,855
Floating Rate Loans - 4.9%
	Principal Amount (000s)
Homebuilding/Real Estate - 0.3%
General Growth Properties, Inc. Tranche A, term loan 4.64% 11/12/07 (i)	$ 6,074	6,089
Hotels - 1.3%
Wyndham International, Inc. term loan:
7.1875% 6/30/06 (i)	25,131	25,194
8.1875% 4/1/06 (i)	7,784	7,804
		32,998
Telecommunications - 3.3%
Choice One Communications, Inc. Tranche C, term loan 7.56% 11/30/10 (i)	5,255	4,926
Level 3 Communications, Inc. term loan 9.375% 12/2/11 (i)	21,480	22,232
McLeodUSA, Inc.:
revolver loan 5.5967% 5/31/07 (i)	9,402	4,795
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
McLeodUSA, Inc.: - continued
Tranche A, term loan 5.6002% 5/31/07 (i)	$ 8,808	$ 4,756
Tranche B, term loan 5.67% 5/30/08 (i)	92,732	45,439
		82,148
TOTAL FLOATING RATE LOANS (Cost $137,819)		121,235
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 2.31% (b)(c) (Cost $95,184)	95,184,466	95,184
Cash Equivalents - 0.5%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.44%, dated 1/31/05 due 2/1/05) (Cost $11,835)	$ 11,836	11,835
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,295,717)		2,471,862
NET OTHER ASSETS - 0.4%		8,726
NET ASSETS - 100%		$ 2,480,588
Security Type Abbreviations
DECS - Dividend Enhanced Convertible Stock/Debt Exchangeable for Common Stock
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $422,827,000 or 17.0% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,705,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Choice One Communications, Inc.	11/18/04	$ 2,390
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Viasystems Group, Inc.	2/13/04	$ 20,664
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pathmark Stores, Inc.	$ 8,701	$ -	$ -	$ -	$ 9,569
Revlon, Inc. Class A	89,856	-	-	-	88,746
Total	$ 98,557	$ -	$ -	$ -	$ 98,315
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,267,223,000. Net unrealized appreciation aggregated $204,639,000, of which $318,322,000 related to appreciated investment securities and $113,683,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short
Fixed-Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

SFI-QTLY-0305

1.813055.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
2.96% 5/24/06 (e)	$ 2,800,000	$ 2,812,060
4.05% 6/4/08	650,000	646,796
4.75% 1/15/08	3,250,000	3,304,620
		6,763,476
Media - 2.2%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,350,000	2,483,981
Continental Cablevision, Inc.:
8.3% 5/15/06	3,200,000	3,375,930
9% 9/1/08	1,400,000	1,623,224
Cox Communications, Inc.:
6.4% 8/1/08	795,000	848,108
6.875% 6/15/05	2,025,000	2,050,851
7.75% 8/15/06	2,600,000	2,747,163
Lenfest Communications, Inc. 10.5% 6/15/06	1,225,000	1,341,375
Liberty Media Corp. 3.99% 9/17/06 (e)	6,150,000	6,221,894
News America, Inc. 6.625% 1/9/08	3,000,000	3,214,431
TCI Communications, Inc. 8% 8/1/05	3,610,000	3,693,243
Univision Communications, Inc.:
3.5% 10/15/07	535,000	526,877
3.875% 10/15/08	585,000	578,521
		28,705,598
TOTAL CONSUMER DISCRETIONARY		35,469,074
CONSUMER STAPLES - 0.6%
Food Products - 0.3%
Kraft Foods, Inc. 5.25% 6/1/07	3,265,000	3,366,914
Tobacco - 0.3%
Altria Group, Inc. 5.625% 11/4/08	2,000,000	2,070,056
Philip Morris Companies, Inc. 6.375% 2/1/06	2,000,000	2,042,920
		4,112,976
TOTAL CONSUMER STAPLES		7,479,890
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	1,335,000	1,295,990
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil & Gas - 0.9%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	$ 1,865,000	$ 1,887,938
Enterprise Products Operating LP:
4% 10/15/07 (b)	1,375,000	1,368,379
4.625% 10/15/09 (b)	500,000	498,813
Kerr-McGee Corp. 5.375% 4/15/05	1,375,000	1,381,084
Kinder Morgan Energy Partners LP 5.35% 8/15/07	1,400,000	1,441,632
Pemex Project Funding Master Trust 6.125% 8/15/08	4,535,000	4,764,018
		11,341,864
TOTAL ENERGY		12,637,854
FINANCIALS - 7.8%
Capital Markets - 0.8%
ABN-AMRO Bank NV, Chicago 7.25% 5/31/05	610,000	618,500
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	2,750,000	2,672,500
4.25% 9/4/12 (e)	1,285,000	1,287,268
Goldman Sachs Group LP 7.2% 11/1/06 (b)	500,000	529,958
Lehman Brothers Holdings, Inc.:
4% 1/22/08	300,000	300,797
6.25% 5/15/06	2,795,000	2,895,195
6.625% 2/5/06	120,000	123,807
Merrill Lynch & Co., Inc. 3.7% 4/21/08	1,400,000	1,394,404
		9,822,429
Commercial Banks - 0.9%
Australia & New Zealand Banking Group Ltd. yankee 7.55% 9/15/06	405,000	428,225
Bank of America Corp.:
7.125% 9/15/06	1,750,000	1,847,738
7.4% 1/15/11	275,000	318,574
Corporacion Andina de Fomento yankee 7.25% 3/1/07	965,000	1,023,328
First National Boston Corp. 7.375% 9/15/06	1,145,000	1,214,264
Korea Development Bank:
3.875% 3/2/09	2,700,000	2,655,809
4.75% 7/20/09	1,500,000	1,524,324
Mellon Bank NA, Pittsburgh 6.5% 8/1/05	2,000,000	2,030,450
		11,042,712
Consumer Finance - 2.2%
American General Finance Corp. 4.5% 11/15/07	1,115,000	1,132,288
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co.:
4.95% 1/15/08	$ 1,395,000	$ 1,383,346
6.5% 1/25/07	9,025,000	9,290,976
General Motors Acceptance Corp.:
3.68% 9/23/08 (e)	1,500,000	1,449,711
5.625% 5/15/09	2,900,000	2,835,307
6.125% 9/15/06	2,585,000	2,627,306
6.75% 1/15/06	3,322,000	3,395,396
Household Finance Corp.:
4.125% 12/15/08	705,000	705,917
4.75% 5/15/09	1,563,000	1,597,713
6.4% 6/17/08	2,070,000	2,223,807
Household International, Inc. 8.875% 2/15/08	2,025,000	2,131,691
		28,773,458
Diversified Financial Services - 1.0%
Citigroup, Inc. 6.75% 12/1/05	4,100,000	4,216,727
Duke Capital LLC 4.331% 11/16/06	2,930,000	2,957,211
J.P. Morgan & Co., Inc. 6.25% 1/15/09	1,075,000	1,155,458
J.P. Morgan Chase & Co. 5.625% 8/15/06	3,350,000	3,455,327
Prime Property Funding II 6.25% 5/15/07 (b)	1,000,000	1,050,717
		12,835,440
Insurance - 0.3%
Allstate Corp. 7.875% 5/1/05	535,000	541,391
MetLife, Inc. 3.911% 5/15/05	2,750,000	2,758,990
Travelers Property Casualty Corp. 3.75% 3/15/08	530,000	523,218
		3,823,599
Real Estate - 2.1%
AMB Property LP 7.2% 12/15/05	1,000,000	1,031,022
Arden Realty LP 8.875% 3/1/05	2,045,000	2,054,243
AvalonBay Communities, Inc. 5% 8/1/07	915,000	935,237
BRE Properties, Inc. 5.95% 3/15/07	575,000	596,643
Camden Property Trust:
4.375% 1/15/10	1,385,000	1,376,337
5.875% 6/1/07	580,000	603,243
CarrAmerica Realty Corp. 5.25% 11/30/07	1,745,000	1,791,701
CenterPoint Properties Trust 6.75% 4/1/05	470,000	472,723
Duke Realty LP 6.875% 3/15/05	1,200,000	1,205,550
EOP Operating LP:
6.625% 2/15/05	500,000	500,716
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
EOP Operating LP: - continued
6.763% 6/15/07	$ 1,625,000	$ 1,720,885
7.75% 11/15/07	1,650,000	1,809,291
8.375% 3/15/06	1,500,000	1,573,845
Gables Realty LP:
5.75% 7/15/07	2,720,000	2,811,974
7.25% 2/15/06	2,200,000	2,263,043
Merry Land & Investment Co., Inc. 7.25% 6/15/05	600,000	608,754
Simon Property Group LP:
4.875% 8/15/10	2,460,000	2,504,479
6.875% 11/15/06	3,785,000	3,985,003
		27,844,689
Thrifts & Mortgage Finance - 0.5%
Abbey National PLC 6.69% 10/17/05	200,000	204,372
Countrywide Home Loans, Inc.:
2.89% 6/2/06 (e)	1,250,000	1,255,686
5.5% 8/1/06	1,290,000	1,325,154
5.625% 5/15/07	745,000	773,786
Washington Mutual, Inc. 4.375% 1/15/08	2,700,000	2,728,823
		6,287,821
TOTAL FINANCIALS		100,430,148
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 4.079% 11/16/06	2,900,000	2,918,116
Air Freight & Logistics - 0.0%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	457,528	464,454
Airlines - 0.1%
Continental Airlines, Inc. pass thru trust certificates 6.32% 11/1/08	665,000	662,815
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	731,192	703,772
		1,366,587
Industrial Conglomerates - 0.3%
Tyco International Group SA yankee 5.8% 8/1/06	3,360,000	3,459,167
TOTAL INDUSTRIALS		8,208,324
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Motorola, Inc. 4.608% 11/16/07	$ 6,000,000	$ 6,087,906
MATERIALS - 0.3%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (b)	855,000	937,593
Paper & Forest Products - 0.2%
Boise Cascade Corp. 8% 2/24/06	745,000	782,507
International Paper Co. 4.25% 1/15/09	435,000	435,764
Weyerhaeuser Co. 5.95% 11/1/08	1,729,000	1,836,974
		3,055,245
TOTAL MATERIALS		3,992,838
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.4%
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,771,539
British Telecommunications PLC 7.875% 12/15/05	4,775,000	4,956,918
Deutsche Telekom International Finance BV:
3.875% 7/22/08	2,425,000	2,408,578
8.25% 6/15/05	5,140,000	5,234,396
France Telecom SA 7.95% 3/1/06 (a)	3,160,000	3,300,475
Koninklijke KPN NV yankee 8% 10/1/10	2,850,000	3,345,547
Sprint Capital Corp. 6% 1/15/07	3,240,000	3,367,789
Telecom Italia Capital 4% 11/15/08	7,140,000	7,083,758
Telefonica Europe BV 7.35% 9/15/05	180,000	184,543
Telefonos de Mexico SA de CV 4.75% 1/27/10 (b)	2,305,000	2,310,968
TELUS Corp. yankee 7.5% 6/1/07	2,920,000	3,152,949
Verizon Global Funding Corp.:
6.125% 6/15/07	2,140,000	2,255,008
7.25% 12/1/10	4,205,000	4,799,511
		44,171,979
Wireless Telecommunication Services - 0.7%
America Movil SA de CV 4.125% 3/1/09	3,925,000	3,870,600
AT&T Wireless Services, Inc.:
7.35% 3/1/06	1,000,000	1,040,767
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
AT&T Wireless Services, Inc.: - continued
7.5% 5/1/07	$ 1,590,000	$ 1,716,036
Vodafone Group PLC 7.625% 2/15/05	1,800,000	1,802,975
		8,430,378
TOTAL TELECOMMUNICATION SERVICES		52,602,357
UTILITIES - 1.5%
Electric Utilities - 1.3%
DTE Energy Co. 6.45% 6/1/06	1,510,000	1,563,223
Duke Capital LLC:
4.302% 5/18/06	840,000	848,190
4.37% 3/1/09	2,045,000	2,051,914
FirstEnergy Corp. 5.5% 11/15/06	5,095,000	5,238,939
FPL Group Capital, Inc. 3.25% 4/11/06	705,000	703,674
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	705,000	714,224
Monongahela Power Co. 5% 10/1/06	2,015,000	2,043,627
Pacific Gas & Electric Co. 3.26% 4/3/06 (e)	771,000	771,763
Progress Energy, Inc. 6.75% 3/1/06	3,000,000	3,099,876
Southwestern Public Service Co. 5.125% 11/1/06	650,000	664,719
		17,700,149
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 7.375% 4/1/05	1,100,000	1,107,811
NiSource Finance Corp. 3.2% 11/1/06	1,085,000	1,070,916
		2,178,727
TOTAL UTILITIES		19,878,876
TOTAL NONCONVERTIBLE BONDS (Cost $245,615,543)		246,787,267
U.S. Government and Government Agency Obligations - 22.7%

U.S. Government Agency Obligations - 16.1%
Fannie Mae:
0% 2/16/05 (h)	1,600,000	1,598,413
2.375% 12/15/05	18,285,000	18,168,854
3.125% 12/15/07	13,000,000	12,808,653
6% 5/15/08	35,874,000	38,345,754
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac:
2.7% 3/16/07	$ 18,000,000	$ 17,713,710
2.75% 10/15/06	76,422,000	75,617,573
2.85% 2/23/07	15,000,000	14,804,790
2.875% 12/15/06	28,440,000	28,156,083
3.5% 9/15/07	1,925,000	1,921,408
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		209,135,238
U.S. Treasury Obligations - 6.6%
U.S. Treasury Bonds 12% 8/15/13	17,526,000	22,403,153
U.S. Treasury Notes:
1.625% 2/28/06	22,953,000	22,620,365
2.375% 8/31/06	18,020,000	17,800,372
3.5% 11/15/06	185,000	185,867
4.375% 5/15/07	21,470,000	21,963,144
TOTAL U.S. TREASURY OBLIGATIONS		84,972,901
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $297,070,921)		294,108,139
U.S. Government Agency - Mortgage Securities - 6.9%

Fannie Mae - 5.5%
3.737% 1/1/35 (e)	369,090	369,321
3.827% 12/1/34 (e)	74,879	74,938
3.83% 1/1/35 (e)	250,000	250,391
3.836% 6/1/33 (e)	182,927	182,707
3.878% 6/1/33 (e)	1,108,664	1,108,548
3.913% 12/1/34 (e)	224,974	225,958
3.939% 10/1/34 (e)	340,364	343,074
3.971% 11/1/34 (e)	485,417	489,681
3.98% 1/1/35 (e)	325,000	326,777
3.987% 12/1/34 (e)	294,939	297,330
4% 1/1/35 (e)	200,000	201,391
4.017% 12/1/34 (e)	1,675,000	1,666,291
4.021% 12/1/34 (e)	249,968	251,100
4.025% 1/1/35 (e)	449,909	452,528
4.029% 1/1/35 (e)	100,000	100,547
4.038% 12/1/34 (e)	170,857	173,077
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.048% 1/1/35 (e)	$ 225,000	$ 226,085
4.052% 2/1/35 (e)	225,000	226,380
4.072% 12/1/34 (e)	424,835	432,269
4.105% 1/1/35 (e)	470,035	474,488
4.118% 1/1/35 (e)	480,000	483,384
4.118% 2/1/35 (e)	150,000	151,219
4.12% 2/1/35 (e)	400,000	403,109
4.127% 1/1/35 (e)	473,817	477,252
4.128% 2/1/35 (e)	850,000	856,052
4.145% 2/1/35 (e)	525,000	522,597
4.17% 11/1/34 (e)	423,130	426,358
4.197% 1/1/35 (e)	375,000	378,633
4.2% 1/1/35 (e)	941,928	950,888
4.23% 11/1/34 (e)	133,420	134,840
4.324% 12/1/34 (e)	149,987	152,445
4.5% 2/1/20 (c)	19,500,000	19,445,154
4.551% 8/1/34 (e)	567,670	583,460
4.826% 1/1/35 (e)	785,000	782,336
5.5% 8/1/14 to 6/1/19	13,812,523	14,266,816
5.5% 2/1/20 (c)	4,796,538	4,946,430
6.5% 2/1/08 to 1/1/33	14,825,867	15,651,722
7% 8/1/09 to 6/1/32	2,740,171	2,898,401
7.5% 5/1/12 to 10/1/14	242,931	257,567
11.5% 11/1/15	96,419	108,763
TOTAL FANNIE MAE		71,750,307
Freddie Mac - 1.3%
4% 2/1/20 (c)	15,000,000	14,667,188
4.232% 1/1/35 (e)	1,291,000	1,301,338
4.985% 8/1/33 (e)	200,000	204,740
8.5% 5/1/26 to 7/1/28	282,812	310,703
12% 11/1/19	18,547	20,722
TOTAL FREDDIE MAC		16,504,691
Government National Mortgage Association - 0.1%
7% 1/15/25 to 6/15/32	1,618,750	1,720,128
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $89,756,030)		89,975,126
Asset-Backed Securities - 21.2%
	Principal Amount	Value
Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	$ 1,605,469	$ 1,584,009
Series 2003-3 Class A1, 4.46% 1/25/34	1,532,456	1,524,302
Series 2004-2 Class A2, 2.83% 7/25/34 (e)	2,016,031	2,015,943
Series 2004-3:
Class 2M3, 3.65% 10/25/34 (e)	435,000	442,450
Class 2M4, 3.88% 10/25/34 (e)	185,000	187,819
Series 2004-4:
Class A2D, 2.88% 1/25/35 (e)	1,024,154	1,024,154
Class M2, 3.58% 1/25/35 (e)	350,000	350,000
Class M3, 3.78% 1/25/35 (e)	150,000	150,000
ACE Securities Corp.:
Series 2002-HE1 Class A, 2.87% 6/25/32 (e)	97,732	97,763
Series 2003-HE1:
Class A2, 2.94% 11/25/33 (e)	1,338,712	1,343,628
Class M1, 3.18% 11/25/33 (e)	430,000	433,421
Class M2, 4.23% 11/25/33 (e)	270,000	276,928
Series 2004-HE1 Class A2B, 2.98% 2/25/34 (e)	1,420,000	1,420,752
American Express Credit Account Master Trust Series 2004-C Class C, 2.98% 2/15/12 (b)(e)	3,300,000	3,306,185
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	1,352,420	1,366,287
Series 2003-CF Class A4, 3.48% 5/6/10	1,810,000	1,806,402
Series 2004-1:
Class A3, 3.22% 7/6/08	870,000	868,203
Class B, 3.7% 1/6/09	150,000	149,518
Class C, 4.22% 7/6/09	155,000	155,237
Class D, 5.07% 7/6/10	1,105,000	1,121,292
Series 2004-CA Class A4, 3.61% 5/6/11	630,000	626,792
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M1, 3.24% 9/25/32 (e)	1,075,986	1,077,953
Series 2003-3 Class S, 5% 9/25/05 (g)	2,376,596	38,334
Series 2003-7 Class M1, 3.38% 8/25/33 (e)	625,000	630,647
Series 2004-R10 Class M1, 3.23% 11/25/34 (e)	1,370,000	1,377,619
Series 2004-R11 Class M1, 3.19% 11/25/34 (e)	2,040,000	2,048,825
Series 2004-R9:
Class A3, 2.85% 10/25/34 (e)	2,140,000	2,144,956
Class M2, 3.18% 10/25/34 (e)	1,515,000	1,524,362
Class M4, 3.7% 10/25/34 (e)	1,945,000	1,977,950
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 2.86% 6/25/32 (e)	373,965	374,945
Series 2002-BC7 Class M1, 3.33% 10/25/32 (e)	1,100,000	1,105,502
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 2.98% 9/25/33 (e)	$ 169,514	$ 170,340
Class AV2, 2.93% 9/25/33 (e)	157,204	157,818
Class M2, 4.33% 9/25/33 (e)	3,100,000	3,206,498
Series 2003-W6 Class AV2, 2.9% 1/25/34 (e)	1,553,086	1,555,486
Series 2003-W7:
Class A2, 2.92% 3/1/34 (e)	1,589,477	1,593,120
Class M1, 3.22% 3/1/34 (e)	2,500,000	2,522,318
Series 2003-W9 Class M1, 3.22% 3/25/34 (e)	1,800,000	1,816,590
Series 2004-W5 Class M1, 3.13% 4/25/34 (e)	830,000	831,018
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 3.68% 1/25/34 (e)	485,000	493,183
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE3 Class 2A, 2.88% 10/15/32 (e)	23,062	23,067
Series 2003-HE2 Class A2, 2.86% 4/15/33 (e)	776,534	777,401
Series 2003-HE3 Class A2, 2.83% 6/15/33 (e)	145,879	145,924
Series 2003-HE5 Class A2B, 4% 8/15/33	363,851	358,055
Series 2003-HE7 Class A3, 2.84% 12/15/33 (e)	1,352,157	1,356,634
Series 2004-HE3 Class M2, 3.65% 6/25/34 (e)	700,000	700,207
Series 2004-HE6 Class A2, 2.89% 6/25/34 (e)	5,159,367	5,159,144
Series 2005-HE2:
Class M1, 2.99% 3/25/35 (c)(e)	1,830,000	1,830,000
Class M2, 3.04% 3/25/35 (c)(e)	460,000	460,000
Bank One Issuance Trust:
Series 2002-B2 Class B2, 2.82% 5/15/08 (e)	1,100,000	1,101,048
Series 2002-C2 Class C2, 3.47% 5/15/08 (e)	7,345,000	7,375,828
Bayview Financial Acquisition Trust Series 2004-C Class A1, 2.42% 5/28/44 (e)	2,464,043	2,466,353
Bayview Financial Asset Trust Series 2000-F Class A, 2.5% 9/28/43 (e)	2,066,969	2,070,336
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.45% 2/28/44 (e)	1,508,000	1,509,681
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 3.28% 9/25/34 (e)	794,000	800,789
Class M3, 3.58% 9/25/34 (e)	540,000	544,570
Class M4, 3.73% 9/25/34 (e)	460,000	465,944
Class M5, 3.93% 9/25/34 (e)	435,000	442,713
Series 2004-HE8:
Class M1, 3.18% 9/25/34 (e)	1,800,000	1,802,399
Class M2, 3.73% 9/25/34 (e)	890,000	882,340
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust:
Series 2002-4, Class CTFS, 2.62% 3/17/08	$ 751,148	$ 746,921
Series 2002-5 Class B, 2.8% 4/15/08	719,662	716,705
Capital One Auto Finance Trust Series 2002-A Class A4, 4.79% 1/15/09	1,900,000	1,914,444
Capital One Master Trust:
Series 1999-3 Class B, 2.96% 9/15/09 (e)	1,000,000	1,001,397
Series 2001-1 Class B, 2.99% 12/15/10 (e)	1,700,000	1,714,967
Series 2001-8A Class A, 4.6% 8/17/09	1,390,000	1,413,063
Series 2002-3A Class B, 4.55% 2/15/08	2,250,000	2,254,554
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.16% 7/15/08 (e)	2,250,000	2,254,950
Series 2003-B1 Class B1, 3.65% 2/17/09 (e)	5,715,000	5,780,723
Capital Trust Ltd. Series 2004-1:
Class A2, 2.95% 7/20/39 (b)(e)	645,000	645,000
Class B, 3.25% 7/20/39 (b)(e)	340,000	340,000
Class C, 3.6% 7/20/39 (b)(e)	435,000	435,000
CDC Mortgage Capital Trust Series 2002-HE2:
Class A, 2.82% 1/25/33 (e)	47,756	47,771
Class M1, 3.23% 1/25/33 (e)	899,998	904,347
Chase Credit Card Master Trust Series 2003-6 Class B, 2.83% 2/15/11 (e)	2,150,000	2,168,744
Chase Credit Card Owner Trust:
Series 2002-2 Class C, 3.38% 7/16/07 (e)	2,785,000	2,788,292
Series 2004-1 Class B, 2.68% 5/15/09 (e)	875,000	874,959
Chase Issuance Trust Series 2004-C3 Class C3, 2.95% 6/15/12 (e)	3,305,000	3,312,337
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (e)	3,000,000	3,006,552
Series 2002-C1 Class C1, 3.2% 2/9/09 (e)	3,000,000	3,040,756
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	2,600,000	2,663,161
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 2.94% 12/25/33 (b)(e)	2,039,144	2,039,292
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class M2, 4.53% 9/25/32 (e)	2,410,000	2,475,530
Series 2004-2:
Class 3A4, 2.78% 7/25/34 (e)	1,715,000	1,714,926
Class M1, 3.03% 5/25/34 (e)	1,075,000	1,074,952
Series 2004-3 Class 3A4, 2.78% 8/25/34 (e)	2,590,000	2,575,962
Series 2004-4:
Class A, 2.9% 8/25/34 (e)	848,250	848,812
Class M1, 3.01% 7/25/34 (e)	775,000	777,863
Class M2, 3.06% 6/25/34 (e)	920,000	923,594
Asset-Backed Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp. Series 2004-FRE1:
Class A2, 2.88% 4/25/34 (e)	$ 1,154,282	$ 1,154,232
Class B1, 4.33% 4/25/34 (e)	1,295,000	1,294,939
Class M3, 3.18% 4/25/34 (e)	1,315,000	1,314,941
Discover Card Master Trust I Series 2003-4 Class B1, 2.81% 5/16/11 (e)	1,775,000	1,786,137
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 2.78% 5/28/35 (e)	2,851,889	2,848,324
Class AB3, 2.922% 5/28/35 (e)	2,513,349	2,515,705
Class AB8, 2.88% 5/28/35 (e)	2,590,784	2,591,998
First USA Secured Note Trust Series 2001-3 Class C, 3.55% 11/19/08 (b)(e)	2,645,000	2,663,598
Ford Credit Auto Owner Trust Series 2005-A Class A4, 3.77% 10/15/09	4,100,000	4,092,936
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 2.98% 2/25/34 (e)	150,000	149,993
Class M2, 3.03% 2/25/34 (e)	150,000	149,993
Series 2004-A Class M2, 3.68% 1/25/34 (e)	1,100,000	1,099,950
Series 2004-C:
Class M1, 3.18% 8/25/34 (e)	1,120,000	1,128,331
Class M3, 3.68% 8/25/34 (e)	3,000,000	3,060,167
Series 2004-D:
Class M4, 3.48% 11/25/34 (e)	295,000	296,314
Class M5, 3.53% 11/25/34 (e)	245,000	245,387
Class M6, 3.73% 11/25/34 (e)	270,000	268,335
GE Business Loan Trust Series 2004-2 Class A, 0.8454% 12/15/08 (b)(g)	87,317,000	1,800,913
Greenpoint Credit LLC Series 2001-1 Class 1A, 2.84% 4/20/32 (e)	997,187	994,203
GS Mortgage Securities Corp.:
Series 2003-HE1 Class M2, 4.4% 6/20/33 (e)	1,810,000	1,851,807
Series 2003-HE2 Class M1, 3.18% 8/25/33 (e)	650,000	653,836
5.5% 11/25/32 (b)	224,497	224,498
GSAMP Trust Series 2002-NC1 Class A2, 2.85% 7/25/32 (e)	131,212	132,321
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 4.5% 9/20/09 (b)(e)	4,400,000	4,400,000
Home Equity Asset Trust:
Series 2002-2 Class A4, 2.88% 6/25/32 (e)	241,723	241,860
Series 2002-4 Class M2, 4.58% 3/25/33 (e)	400,000	406,719
Series 2002-5 Class A3, 3.05% 5/25/33 (e)	607,220	611,094
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-3 Class A4, 2.99% 2/25/33 (e)	$ 521,475	$ 524,119
Series 2003-5 Class A2, 2.88% 12/25/33 (e)	1,747,087	1,752,355
Series 2003-7 Class A2, 2.91% 3/25/34 (e)	1,852,794	1,859,128
Series 2003-8 Class M1, 3.25% 4/25/34 (e)	845,000	852,537
Series 2004-1 Class M2, 3.73% 6/25/34 (e)	655,000	660,824
Series 2004-2 Class A2, 2.82% 7/25/34 (e)	1,137,468	1,137,420
Series 2004-3:
Class M1, 3.1% 8/25/34 (e)	425,000	424,981
Class M2, 3.73% 8/25/34 (e)	465,000	464,979
Class M3, 3.98% 8/25/34 (e)	200,000	199,991
Series 2004-6 Class A2, 2.88% 12/25/34 (e)	3,614,132	3,623,412
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (b)	54,465	54,465
Series 2003-5N Class A, 7.5% 1/27/34 (b)	27,540	27,609
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	1,170,000	1,165,678
Household Home Equity Loan Trust:
Series 2002-3 Class A, 2.95% 7/20/32 (e)	401,648	402,540
Series 2003-2 Class M, 3.08% 9/20/33 (e)	412,734	414,099
Household Mortgage Loan Trust:
Series 2003-HC2 Class M, 3.1% 6/20/33 (e)	865,918	866,744
Series 2004-HC1 Class A, 2.85% 2/20/34 (e)	1,761,925	1,765,481
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class B, 3.03% 1/18/11 (e)	1,000,000	1,007,030
Series 2002-3 Class B, 3.73% 9/15/09 (e)	1,215,000	1,223,001
MASTR Asset Backed Securities Trust Series 2004-FRE1 Class M1, 3.08% 7/25/34 (e)	1,146,000	1,150,509
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 2.855% 10/15/08 (e)	1,350,000	1,353,129
Series 2001-B2 Class B2, 2.84% 1/15/09 (e)	4,750,000	4,767,153
Series 2002-B1 Class B1, 5.15% 7/15/09	1,025,000	1,050,434
Series 2002-B2 Class B2, 2.86% 10/15/09 (e)	3,600,000	3,620,015
Series 2002-B3 Class B3, 2.88% 1/15/08 (e)	1,100,000	1,101,018
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 2.99% 9/15/10 (e)	1,500,000	1,509,595
Series 1998-G Class B, 2.88% 2/17/09 (e)	1,550,000	1,554,655
Series 2000-L Class B, 2.98% 4/15/10 (e)	650,000	655,265
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 3.03% 7/25/34 (e)	425,000	424,981
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 3.18% 7/25/34 (e)	1,145,000	1,154,177
Series 2004-CB6 Class A1, 2.86% 7/25/35 (e)	1,950,254	1,955,071
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc.: - continued
Series 2004-FM1 Class M2, 3.68% 1/25/35 (e)	$ 300,000	$ 305,209
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 4.43% 5/25/33 (e)	325,000	329,366
Series 2003-NC5 Class M2, 4.53% 4/25/33 (e)	575,000	585,211
Series 2004-HE6 Class A2, 2.87% 8/25/34 (e)	3,492,034	3,492,743
Series 2004-NC6 Class A2, 2.87% 7/25/34 (e)	1,090,307	1,092,223
Series 2004-NC7 Class A3, 2.83% 7/25/34 (e)	5,000,000	5,009,380
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC1 Class M2, 3.6% 10/25/31 (e)	220,542	221,097
Series 2002-AM3 Class A3, 3.02% 2/25/33 (e)	334,195	334,976
Series 2002-HE2 Class M1, 3.23% 8/25/32 (e)	1,150,000	1,156,917
Series 2002-NC1 Class M1, 3.33% 2/25/32 (b)(e)	755,000	761,797
Series 2003-NC1 Class M1, 3.58% 11/25/32 (e)	535,000	540,446
Series 2003-NC2 Class M2, 4.53% 2/25/33 (e)	615,000	629,732
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(e)(g)	1,725,000	638,923
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	1,885,000	1,024,309
Navistar Financial Corp. Owner Trust Series 2001-B Class B, 4.83% 11/17/08	1,203,343	1,206,646
New Century Home Equity Loan Trust Series 2003-2 Class AIO, 3.5% 3/25/05 (e)(g)	25,823,160	69,723
Nissan Auto Receivables OwnerTrust Series 2005-A Class A4, 3.82% 7/15/10	1,210,000	1,209,811
Onyx Acceptance Owner Trust Series 2002-C Class A4, 4.07% 4/15/09	970,000	974,353
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (b)	2,662,234	2,658,240
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 3.63% 1/25/35 (e)	1,905,000	1,950,076
Series 2004-WCW1:
Class M1, 3.16% 9/25/34 (e)	640,000	644,502
Class M2, 3.21% 9/25/34 (e)	380,000	383,740
Class M3, 3.78% 9/25/34 (e)	730,000	730,247
Class M4, 3.98% 9/25/34 (e)	1,000,000	1,000,504
Series 2004-WCW2 Class A2, 2.91% 10/25/34 (e)	2,724,442	2,733,760
Series 2004-WHQ2 Class A3E, 2.95% 2/25/35 (e)	2,150,217	2,150,214
Providian Gateway Master Trust Series 2002-B Class A, 3.18% 6/15/09 (b)(e)	1,400,000	1,408,362
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	928,464	924,602
Series 2004-RS10 Class MII2, 3.78% 10/25/34 (e)	2,600,000	2,632,157
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	$ 838,859	$ 820,127
Saxon Asset Securities Trust Series 2004-2 Class MV1, 3.11% 8/25/35 (e)	980,000	983,929
Sears Credit Account Master Trust II:
Series 2002-4 Class B, 2.905% 8/18/09 (e)	1,100,000	1,101,463
Series 2002-5 Class B, 3.73% 11/17/09 (e)	2,200,000	2,203,881
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1:
Class A2, 2.78% 2/25/34 (e)	1,783,197	1,783,121
Class M1, 3.05% 2/25/34 (e)	610,000	610,935
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 2.69% 6/15/21 (e)	1,800,000	1,809,219
Series 2004-A:
Class B, 3.07% 6/15/33 (e)	400,000	404,881
Class C, 3.44% 6/15/33 (e)	1,020,000	1,031,767
Series 2004-B Class C, 3.36% 9/15/33 (e)	1,900,000	1,899,791
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.93% 3/15/11 (b)(e)	2,520,000	2,526,693
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.96% 9/25/34 (e)	1,968,586	1,978,769
Series 2003-8HE Class A, 3% 12/25/34 (e)	782,318	782,749
Series 2004-1HE Class A1, 3.04% 2/25/35 (b)(e)	740,620	742,240
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	1,505,000	1,503,574
Volkswagen Auto Lease Trust Series 2004-A Class A3, 2.84% 7/20/07	2,610,000	2,587,789
WFS Financial Owner Trust:
Series 2004-3:
Class A4, 3.93% 2/17/12	5,000,000	5,000,264
Class D, 4.07% 2/17/12	1,410,000	1,414,191
Series 2004-4 Class D, 3.58% 5/17/12	1,100,000	1,095,242
Series 2005-1:
Class A3, 3.59% 10/19/09	3,465,000	3,459,470
Class D, 4.25% 8/15/12	830,000	828,625
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09 (c)	1,080,000	1,079,882
TOTAL ASSET-BACKED SECURITIES (Cost $274,046,420)		274,775,350
Collateralized Mortgage Obligations - 10.5%
	Principal Amount	Value
Private Sponsor - 8.5%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 2.93% 1/25/34 (e)	$ 1,514,020	$ 1,515,262
Series 2004-2 Class 7A3, 2.93% 2/25/35 (e)	2,786,949	2,795,857
Series 2004-4 Class 5A2, 2.93% 3/25/35 (e)	1,188,088	1,189,062
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35 (e)	1,300,000	1,300,000
Countrywide Home Loans, Inc.:
floater Series 2004-16 Class A1, 2.93% 9/25/34 (e)	2,817,871	2,814,996
sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	900,526	905,347
Series 2002-32 Class 2A3, 5% 1/25/18	246,542	247,666
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 2.9% 5/25/34 (e)	653,894	653,493
Series 2004-AR5 Class 11A2, 2.9% 6/25/34 (e)	914,319	912,341
Series 2004-AR8 Class 8A2, 2.91% 9/25/34 (e)	1,553,980	1,556,087
Granite Mortgages PLC floater:
Series 2004-1 Class 1C, 3.41% 3/20/44 (e)	875,000	878,264
Series 2004-2:
Class 1A2, 2.58% 6/20/28 (e)	2,000,000	1,999,451
Class 1C, 3.21% 6/20/44 (e)	890,000	891,704
Holmes Financing No. 8 PLC floater:
Series 1 Class B, 2.77% 7/15/40 (e)	430,000	429,866
Series 2:
Class A, 2.72% 4/15/11 (e)	3,650,000	3,648,574
Class B, 2.81% 7/15/40 (e)	565,000	565,113
Class C, 3.36% 7/15/40 (e)	1,295,000	1,297,732
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.98% 10/25/34 (e)	2,699,837	2,707,483
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 2.92% 10/25/34 (e)	982,926	981,887
Series 2004-9:
Class M2, 3.0675% 1/25/35 (e)	978,481	981,914
Class M3, 3.23% 1/25/35 (e)	725,342	726,702
Class M4, 3.58% 1/25/35 (e)	369,973	370,723
Series 2005-1:
Class M1, 3.0288% 4/25/35 (e)	800,000	800,000
Class M2, 3.0588% 4/25/35 (e)	1,380,000	1,380,000
Class M3, 3.1088% 4/25/35 (e)	340,000	340,000
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	368,032	376,313
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.25% 8/25/17 (e)	1,799,932	1,862,229
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 2.82% 3/25/35 (e)	$ 3,755,000	$ 3,755,000
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 2.92% 3/25/28 (e)	2,698,584	2,713,377
Series 2003-F Class A2, 2.46% 10/25/28 (e)	3,496,044	3,491,784
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	4,853,516	4,842,405
Series 2004-C Class A2, 3.07% 7/25/29 (e)	3,366,586	3,359,291
Series 2004-D Class A2, 2.34% 9/25/29 (e)	2,876,103	2,872,943
Series 2003-E Class XA1, 1% 10/25/28 (e)(g)	12,141,639	171,321
Series 2003-G Class XA1, 1% 1/25/29 (g)	10,635,287	156,323
Series 2003-H Class XA1, 1% 1/25/29 (b)(g)	9,288,755	137,771
Mortgage Asset Backed Securities Trust floater Series 2002-NC1 Class M1, 3.38% 10/25/32 (e)	1,600,000	1,608,281
MortgageIT Trust floater Series 2004-2:
Class A1, 2.9% 12/25/34 (e)	1,329,235	1,329,234
Class A2, 2.98% 12/25/34 (e)	1,796,929	1,796,927
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	605,000	611,286
Permanent Financing No. 4 PLC floater:
Series 1:
Class B, 2.6% 6/10/42 (e)	415,000	414,892
Class M, 2.69% 6/10/42 (e)	330,000	329,908
Series 2:
Class C, 3.18% 6/10/42 (e)	1,495,000	1,494,589
Class M, 2.79% 6/10/42 (e)	345,000	345,597
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	610,000	609,835
Series 2 Class C, 3.11% 6/10/42 (e)	915,000	918,184
Series 3 Class C, 3.28% 6/10/42 (e)	1,935,000	1,938,406
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	1,375,995	1,406,432
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(g)	41,845,633	402,932
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 2.2513% 9/20/33 (e)	1,092,846	1,090,897
Series 2003-6 Class A2, 2.5313% 11/20/33 (e)	2,404,503	2,401,048
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	3,066,478	3,063,705
Series 2004-2 Class A, 2.1913% 3/20/34 (e)	1,223,949	1,219,035
Series 2004-3 Class A, 2.33% 5/20/34 (e)	2,964,063	2,941,148
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	2,514,868	2,501,349
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	$ 2,425,688	$ 2,425,688
Series 2004-6 Class A3A, 3.0175% 6/20/35 (e)	2,050,524	2,048,619
Series 2004-7 Class A3A, 2.285% 8/20/34 (e)	2,201,171	2,198,955
Series 2004-8 Class A2, 2.35% 9/20/34 (e)	3,030,311	3,028,043
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	1,855,000	1,855,000
Series 2003-7 Class X1, 0.727% 1/20/34 (e)(g)	105,740,466	1,149,579
Series 2003-8 Class X1, 0.7534% 1/20/34 (e)(g)	57,499,063	630,345
Series 2004-1 Class X1, 0.8% 2/20/34 (g)	13,501,599	153,064
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 2.93% 9/25/33 (b)(e)	802,348	802,646
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	344,266	357,950
Series 2004-RA2 Class 2A, 7% 7/25/33	641,228	660,122
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	2,004,333	2,007,465
Series 2004-M Class A3, 4.725% 8/25/34 (e)	4,330,000	4,370,161
Series 2005-AR2 Class 2A2, 4.578% 3/25/35 (c)	6,060,000	6,076,968
TOTAL PRIVATE SPONSOR		109,816,571
U.S. Government Agency - 2.0%
Fannie Mae planned amortization class:
Series 1993-183 Class J, 6.5% 11/25/22	479,146	478,834
Series 1993-187 Class L, 6.5% 7/25/23	1,986,963	2,053,465
Series 1993-206 Class KA, 6.5% 12/25/22	70,895	70,885
Series 1994-30 Class JA, 5% 7/25/23	1,360,000	1,372,312
Series 1994-63 Class PH, 7% 6/25/23	127,490	127,559
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	13,010	12,985
Series 2001-71 Class QD, 6% 4/25/15	719,819	719,740
Series 2003-16 Class PA, 4.5% 11/25/09	274,510	275,415
Series 2003-19 Class MJ, 4.25% 5/25/30	2,026,982	2,016,941
Series 2004-31 Class IA, 4.5% 6/25/10 (g)	1,545,000	76,835
Freddie Mac:
planned amortization class Series 2355 Class CD, 6.5% 6/15/30	20,713	20,745
sequential pay Series 2114 Class ZM, 6% 1/15/29	859,227	897,303
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1714 Class H, 6.75% 5/15/23	$ 68,449	$ 68,422
Series 2376 Class JC, 5.5% 2/15/14	320,109	319,988
Series 2420 Class BE, 6.5% 12/15/30	1,349,685	1,362,169
Series 2443 Class TD, 6.5% 10/15/30	1,296,196	1,310,594
Series 2489 Class PD, 6% 2/15/31	1,768,516	1,798,078
Series 2496 Class OC, 5.5% 9/15/14	6,277,491	6,333,896
sequential pay:
Series 2458 Class VK, 6.5% 3/15/13	244,461	244,358
Series 2523 Class JB, 5% 6/15/15	2,255,330	2,287,294
Series 2609 Class UJ, 6% 2/15/17	2,186,615	2,295,313
Series 1803 Class A, 6% 12/15/08	370,252	380,687
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 2001-53 Class TA, 6% 12/20/30	299,310	300,982
Series 2002-5 Class PD, 6.5% 5/16/31	1,135,697	1,160,037
TOTAL U.S. GOVERNMENT AGENCY		25,984,837
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $136,143,437)		135,801,408
Commercial Mortgage Securities - 8.5%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (b)(e)	1,155,000	1,178,106
Class D, 7.54% 8/3/10 (b)(e)	1,545,000	1,576,444
280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0152% 2/3/11 (b)(e)(g)	15,442,568	717,017
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	469,349	482,752
Series 1995-MD4 Class ACS2, 2.0455% 8/13/29 (e)(g)	19,316,794	1,370,013
Series 1997-D5 Class PS1, 1.515% 2/14/43 (e)(g)	10,673,735	586,575
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 1.7834% 7/11/43 (b)(e)(g)	7,829,474	538,361
Series 2003-2 Class XP, 0.3742% 3/11/41 (b)(e)(g)	31,441,016	422,872
Series 2004-6 Class XP, 0.6473% 12/10/42 (e)(g)	14,605,000	418,182
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 2.72% 9/8/14 (b)(e)	$ 677,046	$ 677,210
Series 2003-BBA2:
Class A3, 2.8% 11/15/15 (b)(e)	1,145,000	1,146,928
Class C, 2.95% 11/15/15 (b)(e)	235,000	236,253
Class D, 3.03% 11/15/15 (b)(e)	365,000	367,432
Class F, 3.38% 11/15/15 (b)(e)	260,000	262,130
Class H, 3.88% 11/15/15 (b)(e)	235,000	236,941
Class J, 4.43% 11/15/15 (b)(e)	245,000	247,183
Class K, 5.08% 11/15/15 (b)(e)	220,000	222,124
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 3.11% 12/25/33 (b)(e)	3,473,629	3,496,967
Series 2004-1:
Class A, 2.89% 4/25/34 (b)(e)	1,449,665	1,445,248
Class B, 4.43% 4/25/34 (b)(e)	181,208	180,904
Class M1, 3.09% 4/25/34 (b)(e)	90,604	90,438
Class M2, 3.73% 4/25/34 (b)(e)	90,604	90,565
Series 2004-2:
Class A, 2.96% 8/25/34 (b)(e)	1,469,304	1,470,222
Class M1, 3.11% 8/25/34 (b)(e)	473,815	474,407
Series 2004-3:
Class A1, 2.9% 1/25/35 (b)(e)	1,588,654	1,589,398
Class A2, 2.95% 1/25/35 (b)(e)	248,227	248,421
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(g)	15,887,341	1,056,391
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2004-BBA3 Class E, 3.18% 6/15/17 (b)(e)	2,265,000	2,265,724
Series 2004-HS2A:
Class E, 3.35% 1/14/16 (b)(e)	350,000	351,356
Class F, 3.5% 1/14/16 (b)(e)	225,000	225,871
Series 2002-TOP8 Class X2, 2.1133% 8/15/38 (b)(e)(g)	8,392,586	745,628
Series 2003-PWR2 Class X2, 0.6524% 5/11/39 (b)(e)(g)	22,016,715	586,279
Series 2003-T12 Class X2, 0.7954% 8/13/39 (b)(e)(g)	22,475,000	607,245
Series 2004-PWR6 Class X2, 0.732% 11/11/41 (b)(e)(g)	8,605,000	319,998
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6234% 5/15/35 (b)(e)(g)	44,492,780	2,527,492
Commercial Mortgage Securities - continued
	Principal Amount	Value
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 2.89% 12/12/13 (b)(e)	$ 215,201	$ 214,398
sequential pay:
Series 1999-2 Class A1, 7.032% 1/15/32	537,801	569,912
Series 2000-3 Class A1, 7.093% 10/15/32	1,100,869	1,169,940
Citigroup Commercial Mortgage Trust Series 2004-C2 Class XP, 0.9998% 10/15/41 (b)(e)(g)	10,000,000	497,656
COMM:
floater:
Series 2000-FL3A Class C, 3.24% 11/15/12 (b)(e)	117,432	117,394
Series 2001-FL5A Class D, 3.73% 11/15/13 (b)(e)	940,155	940,627
Series 2002-FL6 Class G, 4.38% 6/14/14 (b)(e)	800,000	804,548
Series 2002-FL7:
Class D, 3.05% 11/15/14 (b)(e)	520,000	521,209
Class H, 4.73% 11/15/14 (b)(e)	1,232,000	1,235,631
Series 2003-FL9 Class B, 2.98% 11/15/15 (b)(e)	2,910,891	2,919,711
Series 2004-LBN2 Class X2, 1.1177% 3/10/39 (b)(e)(g)	3,523,769	147,247
Commercial Mortgage pass thru certificates:
floater:
Series 2004-CNL:
Class G, 3.46% 9/15/14 (b)(e)	310,000	310,480
Class H, 3.56% 9/15/14 (b)(e)	330,000	330,510
Class J, 4.08% 9/15/14 (b)(e)	115,000	115,177
Class K, 4.48% 9/15/14 (b)(e)	180,000	180,276
Class L, 4.68% 9/15/14 (b)(e)	145,000	144,993
Series 2004-HTL1:
Class B, 2.93% 7/15/16 (b)(e)	125,000	125,170
Class D, 3.03% 7/15/16 (b)(e)	290,000	290,122
Class E, 3.23% 7/15/16 (b)(e)	205,000	205,166
Class F, 3.28% 7/15/16 (b)(e)	220,000	220,266
Class H, 3.78% 7/15/16 (b)(e)	630,000	630,955
Class J, 3.93% 7/15/16 (b)(e)	245,000	245,371
Class K, 4.83% 7/15/16 (b)(e)	275,000	274,986
Series 2004-CNL Class X1, 2.2161% 9/15/14 (b)(e)(g)	23,140,000	585,442
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (b)	726,181	745,658
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A:
Class A2, 2.8% 11/15/14 (b)(e)	1,200,000	1,201,194
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
floater:
Series 2003-TF2A:
Class C, 3.03% 11/15/14 (b)(e)	$ 240,000	$ 240,638
Class E, 3.43% 11/15/14 (b)(e)	190,000	191,635
Class H, 4.38% 11/15/14 (b)(e)	235,000	236,406
Class K, 5.58% 11/15/14 (b)(e)	350,000	352,901
Series 2004-HC1:
Class A2, 2.98% 12/15/21 (b)(e)	350,000	349,999
Class B, 3.23% 12/15/21 (b)(e)	915,000	914,998
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	185,477	190,037
Series 1999-C1 Class A2, 7.29% 9/15/41	3,000,000	3,353,413
Series 2001-CK3 Class A2, 6.04% 6/15/34	1,050,000	1,075,122
Series 2001-CK6 Class AX, 0.645% 9/15/18 (g)	19,709,957	716,733
Series 2003-C3 Class ASP, 1.8837% 5/15/38 (b)(e)(g)	25,206,918	1,712,578
Series 2003-C4 Class ASP, 0.5053% 8/15/36 (b)(e)(g)	17,984,547	349,278
Series 2004-C1 Class ASP, 1.0446% 1/15/37 (b)(e)(g)	17,340,000	679,173
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	975,000	1,067,405
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1:
Class A1A, 7.45% 6/10/33	763,864	787,149
Class A1B, 7.62% 6/10/33	1,770,000	2,024,815
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (b)	432,279	455,058
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (b)	1,000,000	1,043,004
Series 174 Class B1, 7.33% 5/15/06 (b)	500,000	521,938
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	2,698,155	2,859,323
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5256% 5/15/33 (b)(e)(g)	11,756,112	460,789
GE Commercial Mortgage Corp. sequential pay Series 2004-C3 Class A2, 4.433% 7/10/39	1,805,000	1,824,900
GGP Mall Properties Trust:
floater Series 2001-C1A Class A3, 3.18% 2/15/14 (b)(e)	636,346	639,657
sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	1,278,300	1,304,461
Commercial Mortgage Securities - continued
	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	$ 1,165,997	$ 1,235,756
Series 2003-C3 Class X2, 0.8015% 12/10/38 (b)(e)(g)	20,752,122	648,232
Series 2004-C3 Class X2, 0.749% 12/10/41 (e)(g)	13,590,000	466,300
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	1,150,000	1,157,906
Series 2003-C1 Class XP, 2.1681% 7/5/35 (b)(e)(g)	12,754,869	1,001,676
Series 2003-C2 Class XP, 1.1438% 1/5/36 (b)(e)(g)	23,799,950	1,042,076
Series 2005-GG3 Class XP, 0.8016% 8/10/42 (c)(g)	58,435,000	2,361,008
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	1,705,000	1,693,012
Series 2004-C1 Class X2, 1.0218% 10/10/28 (b)(e)(g)	13,585,000	462,333
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (b)	689,770	751,698
Host Marriot Pool Trust sequential pay Series 1999-HMTA:
Class A, 6.98% 8/3/15 (b)	550,667	587,980
Class B, 7.3% 8/3/15 (b)	505,000	565,971
Class D, 7.97% 8/3/15 (b)	425,000	477,303
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C3 Class X2, 1.327% 7/12/35 (b)(e)(g)	6,600,777	293,284
Series 2003-CB7 Class X2, 0.8045% 1/12/38 (b)(e)(g)	4,639,376	160,355
Series 2003-LN1 Class X2, 0.7125% 10/15/37 (b)(e)(g)	27,972,092	824,816
Series 2004-C1 Class X2, 1.1333% 1/15/38 (b)(e)(g)	4,490,000	196,034
Series 2004-CB8 Class X2, 1.2164% 1/12/39 (b)(e)(g)	5,480,000	269,717
LB UBS Westfield Trust Series 2001-WM Class X, 0.7811% 7/14/16 (b)(e)(g)	12,468,009	403,500
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2003-C3 Class A2, 3.086% 5/15/27	1,465,000	1,425,334
Series 2002-C4 Class XCP, 1.4738% 10/15/35 (b)(e)(g)	13,355,000	713,989
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (b)(g)	13,827,213	494,548
Series 2003-C1 Class XCP, 1.4814% 12/15/36 (b)(e)(g)	7,565,000	356,945
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (b)(g)	$ 11,720,000	$ 573,119
Series 2004-C6 Class XCP, 0.745% 8/15/36 (b)(e)(g)	16,330,000	534,538
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2003-LLFA:
Class E, 3.35% 12/16/14 (b)(e)	2,080,000	2,092,388
Class J, 4.5% 12/16/14 (b)(e)	1,420,000	1,426,938
Series 2003-LLFA Class K1, 5% 12/16/14 (b)(e)	730,000	736,817
Merrill Lynch Mortgage Trust Series 2002-MW1 Class XP, 1.585% 7/12/34 (b)(e)(g)	5,862,659	317,929
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1999-CAM1 Class A2, 6.76% 3/15/32	110,518	116,229
Series 1999-LIFE Class A1, 6.97% 4/15/33	533,781	560,276
Series 1997-RR:
Class B, 7.2763% 4/30/39 (b)(e)	699,995	715,895
Class C, 7.4063% 4/30/39 (b)(e)	1,275,066	1,341,384
Series 1999-1NYP Class F, 7.2465% 5/3/30 (b)(e)	1,690,000	1,738,736
Series 2003-IQ5 Class X2, 1.1282% 4/15/38 (b)(e)(g)	10,090,000	422,819
Series 2003-IQ6 Class X2, 0.6298% 12/15/41 (b)(e)(g)	16,995,000	519,551
Series 2005-TOP17 Class X2, 0.6446% 12/13/41 (e)(g)	11,610,000	421,931
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF:
Class D, 3.3% 8/5/14 (b)(e)	1,079,860	1,085,388
Class F, 4.55% 8/5/14 (b)(e)	1,976,976	1,976,974
Series 2003-HQ2 Class X2, 1.4099% 3/12/35 (b)(e)(g)	13,498,875	822,720
Series 2003-TOP9 Class X2, 1.5234% 11/13/36 (b)(e)(g)	9,055,000	545,712
Mortgage Capital Funding, Inc. sequential pay:
Series 1996-MC1 Class A2B, 7.9% 2/15/06	382,489	395,614
Series 1998-MC2 Class A2, 6.423% 6/18/30	1,343,475	1,428,757
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	539,372	566,404
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 3.28% 2/15/13 (b)(e)	1,364,000	1,363,443
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.01% 3/24/18 (b)(e)	1,698,192	1,698,192
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (b)	1,555,000	1,646,622
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater Series 2004-WHL3:
Class A2, 2.66% 3/15/14 (b)(e)	$ 735,000	$ 736,020
Class E, 2.98% 3/15/14 (b)(e)	460,000	461,583
Class F, 3.03% 3/15/14 (b)(e)	365,000	366,323
Class G, 3.26% 3/15/14 (b)(e)	185,000	185,721
Series 2003-C8 Class XP, 0.718% 11/15/35 (b)(e)(g)	13,065,301	304,914
Series 2003-C9 Class XP, 0.7066% 12/15/35 (b)(e)(g)	8,781,285	224,489
Series 2004-WHL3X Class 1A, 1.031% 3/15/14 (b)(e)(g)	71,149,151	545,323
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $109,945,849)		110,017,048
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic 5.625% 7/23/07	740,000	770,988
United Mexican States 4.625% 10/8/08	3,190,000	3,221,900
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,904,708)		3,992,888
Fixed-Income Funds - 11.5%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $147,998,764)	1,490,302	148,329,758
Cash Equivalents - 3.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (Cost $38,326,000)	$ 38,328,676	38,326,000
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $1,342,807,672)		1,342,112,984
NET OTHER ASSETS - (3.7)%		(48,013,028)
NET ASSETS - 100%		$ 1,294,099,956
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
132 Eurodollar 90 Day Index Contracts	March 2005	$ 131,016,600	$ (85,553)
153 Eurodollar 90 Day Index Contracts	June 2005	151,749,225	18,957
153 Eurodollar 90 Day Index Contracts	Sept. 2005	151,657,425	18,564
153 Eurodollar 90 Day Index Contracts	Dec. 2005	151,586,663	35,432
153 Eurodollar 90 Day Index Contracts	March 2006	151,535,025	57,270
116 Eurodollar 90 Day Index Contracts	June 2006	114,860,300	120,220
83 Eurodollar 90 Day Index Contracts	Sept. 2006	82,168,962	65,193
74 Eurodollar 90 Day Index Contracts	Dec. 2006	73,245,200	79,984
62 Eurodollar 90 Day Index Contracts	March 2007	61,359,850	151,502
51 Eurodollar 90 Day Index Contracts	June 2007	50,466,412	2,058
10 Eurodollar 90 Day Index Contracts	Sept. 2007	9,894,000	34,085
TOTAL EURODOLLAR CONTRACTS		1,129,539,662	497,712
Sold
Eurodollar Contracts
35 Eurodollar 90 Day Index Contracts	Dec. 2007	34,623,313	(17,203)
42 Eurodollar 90 Day Index Contracts	March 2008	41,542,725	(25,893)
32 Eurodollar 90 Day Index Contracts	June 2008	31,647,200	(24,128)
26 Eurodollar 90 Day Index Contracts	Sept. 2008	25,709,450	(22,204)
20 Eurodollar 90 Day Index Contracts	Dec. 2008	19,772,750	(18,580)
13 Eurodollar 90 Day Index Contracts	March 2009	12,850,825	(13,552)
TOTAL EURODOLLAR CONTRACTS		166,146,263	(121,560)
			$ 376,152

Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive annually a fixed rate of .5% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (d)

	March 2010	$ 6,000,000	$ 10,800
Receive annually a fixed rate of .5% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (d)	March 2010	6,000,000	10,800
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	1,300,000	3,571
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	500,000	1,373
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,000,000	3,163
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6.625% 12/1/08	July 2007	2,400,000	17,723
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	June 2009	1,500,000	11,897
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon default event of Raytheon Co., par value of the notional amount of Raytheon Co. 6.55% 3/15/10	March 2009	$ 1,600,000	$ 15,791
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	4,500,000	78,752
TOTAL CREDIT DEFAULT SWAP		24,800,000	153,870
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	8,280,000	(84,035)
TOTAL INTEREST RATE SWAP		8,280,000	(84,035)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Deutsche Bank	Feb. 2005	10,000,000	32,120
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	August 2005	10,000,000	0
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	3,420,000	9,560
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	April 2005	5,590,000	19,909
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	March 2005	8,580,000	25,577
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued

Receive quarterly a return equal to Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America

	March 2005	$ 7,000,000	$ 67,731
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	6,645,000	(15,808)
TOTAL TOTAL RETURN SWAP		51,235,000	139,089
		$ 84,315,000	$ 208,924
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $116,270,813 or 9.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of Fidelity's Fixed-Income Central Fund is provided at the end of this report.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end the value of securities pledged amounted to $1,598,413.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,342,052,558. Net unrealized appreciation aggregated $60,426, of which $6,546,690 related to appreciated investment securities and $6,486,264 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Fidelity Ultra-Short Central Fund
Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
2.94% 9/10/07 (e)	$ 5,665,000	$ 5,682,199
2.96% 5/24/06 (e)	4,700,000	4,720,243
3.21% 8/8/06 (e)	11,000,000	11,116,358
		21,518,800
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,096,210
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,439,824
Cox Communications, Inc. 3.04% 12/14/07 (b)(e)	12,140,000	12,161,597
Liberty Media Corp. 3.99% 9/17/06 (e)	17,000,000	17,198,730
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,628,108
		60,524,469
TOTAL CONSUMER DISCRETIONARY		82,043,269
FINANCIALS - 0.6%
Capital Markets - 0.1%
State Street Capital Trust II 2.79% 2/15/08 (e)	10,000,000	10,042,950
Consumer Finance - 0.3%
General Motors Acceptance Corp. 3.92% 10/20/05 (e)	5,000,000	5,022,090
Household Finance Corp. 8% 5/9/05	11,000,000	11,151,459
		16,173,549
Real Estate - 0.2%
Arden Realty LP 8.875% 3/1/05	3,964,000	3,981,917
Duke Realty LP 6.875% 3/15/05	6,500,000	6,530,063
Regency Centers LP 7.125% 7/15/05	700,000	712,519
		11,224,499
TOTAL FINANCIALS		37,440,998
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.1%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,836,288
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,943,557
France Telecom SA 7.95% 3/1/06 (a)	5,600,000	5,848,942
GTE Corp. 6.36% 4/15/06	9,000,000	9,288,585
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,089,244
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,613,576
		61,620,192
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,724,219
Vodafone Group PLC 7.625% 2/15/05	8,200,000	8,213,555
		13,937,774
TOTAL TELECOMMUNICATION SERVICES		75,557,966
UTILITIES - 0.2%
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,549,367
TOTAL NONCONVERTIBLE BONDS (Cost $204,272,891)		204,591,600
U.S. Government Agency Obligations - 8.2%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,739,000
1.8% 5/27/05	60,000,000	59,827,740
6.25% 3/22/12	34,005,000	34,173,325
Federal Home Loan Bank:
1.265% 3/15/05	200,000,000	199,659,389
1.35% 4/29/05	90,000,000	89,715,960
Freddie Mac 0% 4/19/05 (d)	5,000,000	4,973,370
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $479,157,062)		478,088,784
Asset-Backed Securities - 35.3%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 2.83% 7/25/34 (e)	10,019,063	10,018,624
Series 2004-3 Class 2A4, 2.88% 10/25/34 (e)	10,915,000	10,934,425
Series 2004-4:
Class A2D, 2.88% 1/25/35 (e)	4,233,172	4,233,172
Class M2, 3.58% 1/25/35 (e)	1,425,000	1,425,000
Class M3, 3.78% 1/25/35 (e)	550,000	550,000
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 2.87% 6/25/32 (e)	$ 930,781	$ 931,073
Class M1, 3.18% 6/25/32 (e)	2,110,000	2,119,674
Series 2002-HE2 Class M1, 3.38% 8/25/32 (e)	21,525,000	21,644,195
Series 2003-FM1 Class M2, 4.38% 11/25/32 (e)	3,015,000	3,077,861
Series 2003-HS1:
Class M1, 3.28% 6/25/33 (e)	800,000	804,910
Class M2, 4.28% 6/25/33 (e)	856,000	873,401
Series 2003-NC1 Class M1, 3.31% 7/25/33 (e)	1,600,000	1,615,644
Series 2004-HE1:
Class M1, 3.03% 2/25/34 (e)	2,193,000	2,193,272
Class M2, 3.63% 2/25/34 (e)	2,475,000	2,475,910
Series 2004-OP1:
Class M1, 3.05% 4/25/34 (e)	4,420,000	4,424,437
Class M2, 3.58% 4/25/34 (e)	6,240,000	6,251,221
Series 2005-SD1 Class A1, 2.93% 11/25/50 (e)	3,733,546	3,733,546
American Express Credit Account Master Trust:
Series 2002-4 Class B, 2.79% 2/15/08 (e)	10,000,000	10,010,003
Series 2002-6 Class B, 2.93% 3/15/10 (e)	5,000,000	5,038,222
Series 2004-1 Class B, 2.73% 9/15/11 (e)	5,775,000	5,801,045
Series 2004-C Class C, 2.98% 2/15/12 (b)(e)	20,000,000	20,037,482
AmeriCredit Automobile Receivables Trust:
Series 2000-D Class A4, 1.1954% 9/12/07 (e)	914,114	914,255
Series 2002-A Class A3, 2.6% 10/12/06 (e)	55,100	55,100
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,075,038
Series 2003-AM:
Class A3B, 2.77% 6/6/07 (e)	4,149,478	4,153,201
Class A4B, 2.87% 11/6/09 (e)	12,400,000	12,468,413
Series 2003-BX Class A4B, 2.78% 1/6/10 (e)	3,265,000	3,281,598
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,439,151
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.23% 8/25/32 (e)	4,369,849	4,384,983
Series 2002-AR1 Class M2, 3.83% 9/25/32 (e)	1,698,000	1,701,691
Series 2003-1:
Class A2, 2.94% 2/25/33 (e)	1,709,583	1,715,547
Class M1, 3.43% 2/25/33 (e)	3,330,000	3,383,300
Series 2003-3:
Class M1, 3.33% 3/25/33 (e)	1,590,000	1,597,886
Class S, 5% 9/25/05 (f)	8,914,894	143,797
Series 2003-6:
Class AV3, 2.85% 8/25/33 (e)	2,067,914	2,069,152
Class M2, 4.38% 5/25/33 (e)	2,750,000	2,805,029
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-AR1 Class M1, 3.68% 1/25/33 (e)	$ 7,000,000	$ 7,061,175
Series 2004-R2:
Class M1, 2.96% 4/25/34 (e)	1,230,000	1,229,945
Class M2, 3.01% 4/25/34 (e)	950,000	949,958
Class M3, 3.08% 4/25/34 (e)	3,500,000	3,499,844
Class M4, 3.58% 4/25/34 (e)	4,500,000	4,499,795
Series 2004-R9 Class A3, 2.85% 10/25/34 (e)	9,340,000	9,361,632
Series 2005-R1:
Class M1, 3.06% 3/15/35 (c)(e)	5,710,000	5,710,000
Class M2, 3.09% 3/15/35 (c)(e)	1,925,000	1,925,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 2.86% 6/25/32 (e)	3,399,679	3,408,589
Series 2002-BC6 Class M1, 3.28% 8/25/32 (e)	24,900,000	25,084,701
Series 2002-BC7:
Class M1, 3.33% 10/25/32 (e)	10,000,000	10,050,022
Class M2, 3.43% 10/25/32 (e)	5,575,000	5,612,061
Series 2003-BC1 Class M2, 3.63% 1/25/32 (e)	2,480,000	2,489,591
AQ Finance NIMS Trust Series 2003-N6A Class NOTE, 2.83% 5/25/10 (b)(e)	556,003	553,223
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.33% 9/25/33 (e)	20,000,000	20,687,082
Series 2003-W7 Class A2, 2.92% 3/1/34 (e)	6,851,193	6,866,897
Series 2004-W5 Class M1, 3.13% 4/25/34 (e)	3,960,000	3,964,855
Series 2004-W7:
Class M1, 3.08% 5/25/34 (e)	4,085,000	4,084,817
Class M2, 3.13% 5/25/34 (e)	3,320,000	3,319,851
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 3.61% 8/15/32 (e)	978,000	981,858
Series 2003-HE2:
Class A2, 2.86% 4/15/33 (e)	4,344,152	4,349,001
Class M1, 3.38% 4/15/33 (e)	9,000,000	9,078,321
Series 2003-HE3:
Class M1, 3.31% 6/15/33 (e)	2,185,000	2,204,622
Class M2, 4.48% 6/15/33 (e)	10,000,000	10,268,664
Series 2003-HE4 Class M2, 4.48% 8/15/33 (e)	5,695,000	5,825,161
Series 2003-HE5 Class A2A, 2.84% 8/15/33 (e)	4,949,531	4,954,651
Series 2003-HE6 Class M1, 3.18% 11/25/33 (e)	3,475,000	3,501,798
Series 2004-HE3:
Class M1, 3.07% 6/25/34 (e)	1,450,000	1,450,469
Class M2, 3.65% 6/25/34 (e)	3,350,000	3,350,993
Series 2004-HE6 Class A2, 2.89% 6/25/34 (e)	23,589,523	23,588,502
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2:
Class M1, 2.99% 3/25/35 (c)(e)	$ 8,365,000	$ 8,365,000
Class M2, 3.04% 3/25/35 (c)(e)	2,098,000	2,098,000
Bank One Issuance Trust:
Series 2002-B1 Class B1, 2.86% 12/15/09 (e)	20,655,000	20,765,926
Series 2002-B2 Class B2, 2.82% 5/15/08 (e)	15,000,000	15,014,288
Series 2002-B3 Class B, 2.84% 8/15/08 (e)	14,500,000	14,527,135
Series 2002-C1 Class C1, 3.44% 12/15/09 (e)	7,980,000	8,086,580
Series 2002-C2 Class C2, 3.47% 5/15/08 (e)	35,785,000	35,935,193
Bayview Financial Acquisition Trust Series 2004-C Class A1, 2.42% 5/28/44 (e)	10,854,007	10,864,183
Bayview Financial Asset Trust Series 2000-F Class A, 2.5% 9/28/43 (e)	11,811,253	11,830,492
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.45% 2/28/44 (e)	7,200,169	7,208,195
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	4,497,886	4,479,407
Series 2003-1 Class B, 2.95% 6/15/10 (b)(e)	8,574,265	8,605,785
Series 2003-2 Class B, 2.76% 1/15/09 (e)	3,967,766	3,975,192
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 2.76% 1/15/10 (e)	9,630,000	9,667,024
Series 2004-B Class A4, 2.59% 8/15/11 (e)	16,300,000	16,299,226
Capital One Master Trust:
Series 1999-3 Class B, 2.96% 9/15/09 (e)	5,000,000	5,006,985
Series 2001-1 Class B, 2.99% 12/15/10 (e)	19,500,000	19,671,680
Series 2001-8A Class B, 3.03% 8/17/09 (e)	9,585,000	9,654,150
Series 2002-3A Class B, 4.55% 2/15/08	10,000,000	10,020,238
Series 2002-4A Class B, 2.98% 3/15/10 (e)	6,000,000	6,037,354
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.16% 7/15/08 (e)	17,705,000	17,743,951
Series 2003-B1 Class B1, 3.65% 2/17/09 (e)	15,470,000	15,647,907
Capital Trust Ltd. Series 2004-1:
Class A2, 2.95% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.25% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 3.6% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 3.56% 1/25/32 (e)	3,290,488	3,312,492
Series 2002-HE2 Class M1, 3.23% 1/25/33 (e)	9,999,980	10,048,304
Series 2002-HE3:
Class M1, 3.63% 3/25/33 (e)	21,499,948	21,961,275
Class M2, 4.78% 3/25/33 (e)	9,968,976	10,195,761
Asset-Backed Securities - continued
	Principal Amount	Value
CDC Mortgage Capital Trust: - continued
Series 2003-HE1:
Class M1, 3.43% 8/25/33 (e)	$ 1,989,998	$ 2,000,799
Class M2, 4.48% 8/25/33 (e)	4,369,996	4,452,670
Series 2003-HE2 Class A, 2.88% 10/25/33 (e)	5,261,801	5,277,917
Series 2003-HE3:
Class M1, 3.23% 11/25/33 (e)	2,254,989	2,278,853
Class M2, 4.28% 11/25/33 (e)	1,719,992	1,760,355
Series 2004-HE2 Class M2, 3.73% 7/26/34 (e)	2,345,000	2,344,891
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 2.96% 3/16/09 (e)	1,305,000	1,313,375
Series 2002-2 Class C, 3.38% 7/16/07 (e)	13,818,000	13,834,331
Series 2002-4 Class B, 2.79% 10/15/07 (e)	12,000,000	12,003,811
Series 2002-6 Class B, 2.83% 1/15/08 (e)	11,850,000	11,863,780
Series 2004-1 Class B, 2.68% 5/15/09 (e)	4,105,000	4,104,806
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (e)	17,500,000	17,538,220
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,013,996
Series 2002-B1 Class B1, 2.8788% 6/25/09 (e)	9,010,000	9,047,935
Series 2002-C1 Class C1, 3.2% 2/9/09 (e)	17,500,000	17,737,743
Series 2003-B1 Class B1, 2.74% 3/7/08 (e)	25,000,000	25,042,223
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,217,047
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 2.94% 12/25/33 (b)(e)	9,480,605	9,481,293
Countrywide Home Loans, Inc.:
Series 2000-2 Class MV2, 3.43% 6/25/31 (e)	1,637,667	1,638,759
Series 2002-6 Class AV1, 2.96% 5/25/33 (e)	2,677,243	2,683,470
Series 2003-BC1 Class M2, 4.53% 9/25/32 (e)	11,065,000	11,365,868
Series 2003-SD3 Class A1, 2.95% 12/25/32 (b)(e)	1,584,706	1,592,412
Series 2004-2 Class M1, 3.03% 5/25/34 (e)	5,200,000	5,199,769
Series 2004-3:
Class 3A4, 2.78% 8/25/34 (e)	672,000	668,358
Class M1, 3.03% 6/25/34 (e)	1,475,000	1,476,385
Series 2004-4:
Class A, 2.9% 8/25/34 (e)	4,029,188	4,031,855
Class M1, 3.01% 7/25/34 (e)	3,650,000	3,663,482
Class M2, 3.06% 6/25/34 (e)	4,395,000	4,412,168
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 2.92% 4/25/34 (e)	3,915,778	3,931,534
Series 2004-FRE1:
Class A2, 2.88% 4/25/34 (e)	5,173,253	5,173,030
Class M3, 3.18% 4/25/34 (e)	5,885,000	5,884,736
Asset-Backed Securities - continued
	Principal Amount	Value
Discover Card Master Trust I:
Series 2000-1 Class B, 2.85% 8/16/07 (e)	$ 6,300,000	$ 6,301,586
Series 2000-2 Class B, 2.85% 9/18/07 (e)	10,000,000	10,003,428
Series 2002-1 Class B, 2.88% 7/15/07 (e)	30,637,000	30,634,574
Series 2003-4 Class B1, 2.81% 5/16/11 (e)	8,155,000	8,206,166
Fannie Mae guaranteed REMIC pass thru certificates:
Series 2002-T15 Class S1, 5.25% 4/25/05 (f)	21,931,368	346,106
Series 2004-T5 Class AB3, 2.922% 5/28/35 (e)	10,762,288	10,772,378
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.21% 11/25/33 (e)	1,300,000	1,314,178
Class M2, 4.28% 11/25/33 (e)	700,000	721,377
Series 2004-1 Class M2, 3.63% 1/25/35 (e)	3,700,000	3,746,141
Series 2004-2 Class M2, 3.68% 7/25/34 (e)	9,890,000	9,889,552
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.08% 3/25/34 (e)	400,000	399,982
Class M4, 3.43% 3/25/34 (e)	300,000	299,987
Class M6, 3.78% 3/25/34 (e)	400,000	403,574
First USA Credit Card Master Trust Series 2001-4 Class B, 2.82% 1/12/09 (e)	15,000,000	15,052,416
First USA Secured Note Trust Series 2001-3 Class C, 3.55% 11/19/08 (b)(e)	11,580,000	11,661,421
Fleet Credit Card Master Trust II Series 2002-A Class B, 2.82% 10/15/07 (e)	10,000,000	10,003,428
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.91% 10/15/07 (e)	19,600,000	19,698,284
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 2.75% 2/25/34 (e)	4,636,418	4,636,219
Class M1, 2.98% 2/25/34 (e)	750,000	749,967
Class M2, 3.03% 2/25/34 (e)	800,000	799,964
Series 2004-C Class 2A2, 3.08% 8/25/34 (e)	10,000,000	10,050,833
GE Business Loan Trust Series 2003-1 Class A, 2.91% 4/15/31 (b)(e)	6,215,951	6,260,355
Gracechurch Card Funding PLC:
Series 5:
Class B, 2.71% 8/15/08 (e)	1,520,000	1,522,014
Class C, 3.41% 8/15/08 (e)	5,580,000	5,608,542
Series 6 Class B, 2.67% 2/17/09 (e)	1,030,000	1,031,194
GS Mortgage Securities Corp.:
Series 2002-HE Class M1, 3.75% 11/20/32 (e)	3,017,000	3,093,548
Series 2003-FM1 Class M1, 3.32% 3/20/33 (e)	15,000,000	15,183,602
Series 2004-FF3 Class M2, 3.67% 5/25/34 (e)	4,650,000	4,649,790
Asset-Backed Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp.: - continued
Series 2004-FM1:
Class M1, 3.18% 11/25/33 (e)	$ 2,865,000	$ 2,864,872
Class M2, 3.93% 11/25/33 (e)	1,975,000	2,009,204
GSAMP Trust:
Series 2002-NC1:
Class A2, 2.85% 7/25/32 (e)	1,637,777	1,651,616
Class M1, 3.17% 7/25/32 (e)	8,861,000	8,967,014
Series 2004-FM2:
Class M1, 3.03% 1/25/34 (e)	3,500,000	3,499,844
Class M2, 3.63% 1/25/34 (e)	1,500,000	1,499,932
Class M3, 3.83% 1/25/34 (e)	1,500,000	1,499,931
Series 2004-HE1:
Class M1, 3.08% 5/25/34 (e)	4,045,000	4,044,819
Class M2, 3.68% 5/25/34 (e)	1,750,000	1,736,803
Class M3, 3.93% 5/25/34 (e)	1,250,000	1,240,700
Series 2005-NC1 Class M1, 2.95% 2/25/35 (c)(e)	9,010,000	9,010,000
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.33% 6/25/32 (e)	10,000,000	10,038,910
Series 2002-3 Class A5, 2.97% 2/25/33 (e)	2,921,102	2,923,083
Series 2002-4:
Class A3, 3.01% 3/25/33 (e)	4,280,827	4,288,369
Class M2, 4.58% 3/25/33 (e)	1,850,000	1,881,077
Series 2002-5:
Class A3, 3.05% 5/25/33 (e)	6,015,273	6,053,650
Class M1, 3.73% 5/25/33 (e)	13,800,000	14,109,356
Series 2003-1:
Class A2, 3% 6/25/33 (e)	9,198,143	9,221,762
Class M1, 3.53% 6/25/33 (e)	5,700,000	5,741,572
Series 2003-2:
Class A2, 2.91% 8/25/33 (e)	594,030	596,176
Class M1, 3.41% 8/25/33 (e)	2,245,000	2,274,762
Series 2003-3:
Class A2, 2.89% 8/25/33 (e)	3,750,551	3,763,015
Class M1, 3.39% 8/25/33 (e)	8,185,000	8,292,108
Series 2003-4:
Class M1, 3.33% 10/25/33 (e)	3,415,000	3,449,660
Class M2, 4.43% 10/25/33 (e)	4,040,000	4,102,323
Series 2003-5:
Class A2, 2.88% 12/25/33 (e)	9,895,999	9,925,838
Class M1, 3.23% 12/25/33 (e)	3,175,000	3,205,006
Class M2, 4.26% 12/25/33 (e)	1,345,000	1,384,046
Series 2003-7 Class A2, 2.91% 3/25/34 (e)	4,977,782	4,994,800
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2004-2 Class A2, 2.82% 7/25/34 (e)	$ 9,749,727	$ 9,749,314
Series 2004-3:
Class M1, 3.1% 8/25/34 (e)	2,015,000	2,014,910
Class M2, 3.73% 8/25/34 (e)	2,200,000	2,199,899
Class M3, 3.98% 8/25/34 (e)	950,000	949,956
Series 2004-4 Class A2, 2.85% 10/25/34 (e)	11,660,432	11,696,108
Series 2004-6 Class A2, 2.88% 12/25/34 (e)	12,649,463	12,681,941
Series 2004-7 Class A3, 2.92% 1/25/35 (e)	3,720,961	3,735,619
Series 2005-1:
Class M1, 2.9888% 5/25/35 (e)	9,705,000	9,705,000
Class M2, 3.0088% 5/25/35 (e)	3,880,000	3,880,000
Class M3, 3.0588% 5/25/35 (e)	5,825,000	5,825,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 2.77% 8/15/08 (e)	10,000,000	10,017,814
Household Credit Card Master Trust I Series 2002-1 Class B, 3.13% 7/15/08 (e)	22,589,000	22,663,483
Household Home Equity Loan Trust:
Series 2002-2 Class A, 2.8% 4/20/32 (e)	3,414,440	3,420,955
Series 2002-3 Class A, 2.95% 7/20/32 (e)	2,738,511	2,744,592
Series 2003-1 Class M, 3.13% 10/20/32 (e)	1,086,334	1,088,373
Series 2003-2:
Class A, 2.83% 9/20/33 (e)	4,053,005	4,065,733
Class M, 3.08% 9/20/33 (e)	1,905,924	1,912,225
Series 2004-1 Class M, 3.02% 9/20/33 (e)	3,768,537	3,777,215
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.15% 2/20/33 (e)	2,492,959	2,505,386
Series 2004-HC1:
Class A, 2.85% 2/20/34 (e)	7,654,584	7,670,035
Class M, 3% 2/20/34 (e)	4,627,989	4,631,977
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.03% 1/18/11 (e)	8,850,000	8,871,634
Series 2002-2:
Class A, 2.65% 1/18/11 (e)	9,000,000	9,016,462
Class B, 3.03% 1/18/11 (e)	14,275,000	14,375,356
Series 2002-3 Class B, 3.73% 9/15/09 (e)	4,150,000	4,177,327
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 2.72% 12/17/07 (e)	5,381,548	5,383,235
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 2.84% 6/25/35 (c)(e)	13,740,000	13,740,000
Class M1, 3.06% 6/25/35 (c)(e)	4,100,000	4,100,000
Class M2, 3.08% 6/25/35 (c)(e)	2,775,000	2,775,000
Class M3, 3.11% 6/25/35 (c)(e)	1,975,000	1,975,000
Asset-Backed Securities - continued
	Principal Amount	Value
IXIS Real Estate Capital Trust Series 2005-HE1: - continued
Class M4, 3.29% 6/25/35 (c)(e)	$ 4,940,000	$ 4,940,000
Class M5, 3.32% 6/25/35 (c)(e)	3,020,000	3,020,000
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09 (e)	17,947,151	18,005,482
Long Beach Mortgage Loan Trust:
Series 2002-4 Class 2S1, 5.25% 4/25/05 (f)	20,228,000	229,936
Series 2003-1 Class A2, 2.93% 3/25/33 (e)	769,475	770,521
Series 2003-2:
Class AV, 2.85% 6/25/33 (e)	1,053,946	1,055,051
Class M1, 3.35% 6/25/33 (e)	19,500,000	19,690,182
Series 2003-3 Class M1, 3.28% 7/25/33 (e)	7,770,000	7,847,823
Series 2004-2:
Class M1, 3.06% 6/25/34 (e)	4,275,000	4,271,420
Class M2, 3.61% 6/25/34 (e)	2,800,000	2,827,128
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.26% 4/25/33 (e)	3,500,000	3,530,776
Class M2, 4.38% 4/25/33 (e)	1,500,000	1,537,412
Series 2004-FRE1 Class M1, 3.08% 7/25/34 (e)	5,223,000	5,243,550
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.28% 3/17/08 (b)(e)	7,250,000	7,277,550
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 2.855% 10/15/08 (e)	30,000,000	30,069,528
Series 2001-B2 Class B2, 2.84% 1/15/09 (e)	30,353,000	30,462,611
Series 2002-B2 Class B2, 2.86% 10/15/09 (e)	20,000,000	20,111,192
Series 2002-B3 Class B3, 2.88% 1/15/08 (e)	15,000,000	15,013,875
Series 2002-B4 Class B4, 2.98% 3/15/10 (e)	14,800,000	14,939,884
Series 2003-B2 Class B2, 2.87% 10/15/10 (e)	1,530,000	1,541,612
Series 2003-B3 Class B3, 2.855% 1/18/11 (e)	1,130,000	1,136,305
Series 2003-B5 Class B5, 2.85% 2/15/11 (e)	705,000	711,125
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 2.99% 9/15/10 (e)	7,800,000	7,849,896
Series 1998-G Class B, 2.88% 2/17/09 (e)	20,000,000	20,060,062
Series 2000-C Class B, 2.855% 7/15/07 (e)	15,000,000	14,998,235
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.03% 7/25/34 (e)	2,125,000	2,124,906
Class M2, 3.08% 7/25/34 (e)	375,000	374,983
Class M3, 3.48% 7/25/34 (e)	775,000	774,965
Class M4, 3.63% 7/25/34 (e)	525,000	524,976
Merrill Lynch Mortgage Investors, Inc.:
Series 2002-HE1N Class N1, 3.13% 11/25/09 (b)(e)	245,424	245,500
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc.: - continued
Series 2003-HE1 Class M1, 3.23% 7/25/34 (e)	$ 2,321,000	$ 2,337,686
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 4.63% 11/25/32 (e)	2,370,000	2,451,644
Series 2003-HE1 Class M2, 4.43% 5/25/33 (e)	6,185,000	6,268,089
Series 2003-NC5 Class M2, 4.53% 4/25/33 (e)	2,800,000	2,849,725
Series 2003-NC6 Class M2, 4.48% 6/27/33 (e)	12,835,000	13,210,689
Series 2003-NC7:
Class M1, 3.23% 6/25/33 (e)	1,785,000	1,793,438
Class M2, 4.38% 6/25/33 (e)	1,000,000	1,019,784
Series 2003-NC8 Class M1, 3.23% 9/25/33 (e)	2,350,000	2,369,378
Series 2004-HE6 Class A2, 2.87% 8/25/34 (e)	10,476,102	10,478,230
Series 2004-NC6 Class A2, 2.87% 7/25/34 (e)	4,974,029	4,982,769
Series 2005-1:
Class M2, 3.0288% 1/25/35 (e)	4,425,000	4,425,000
Class M3, 3.0788% 1/25/35 (e)	4,000,000	4,000,000
Class M4, 3.2588% 1/25/35 (e)	787,000	787,000
Series 2005-HE1:
Class A3B, 2.7644% 12/25/34 (e)	3,885,000	3,885,000
Class M1, 2.9944% 12/25/34 (e)	1,100,000	1,100,000
Class M2, 3.0144% 12/25/34 (e)	2,970,000	2,970,000
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.38% 2/25/32 (e)	1,510,288	1,523,427
Class M2, 3.93% 2/25/32 (e)	10,149,500	10,272,423
Series 2001-NC3 Class M2, 4.03% 10/25/31 (e)	4,230,000	4,268,414
Series 2001-NC4:
Class M1, 3.53% 1/25/32 (e)	3,827,881	3,854,318
Class M2, 4.18% 1/25/32 (e)	1,645,000	1,659,561
Series 2002-AM3 Class A3, 3.02% 2/25/33 (e)	2,948,780	2,955,671
Series 2002-HE1 Class M1, 3.13% 7/25/32 (e)	2,700,000	2,721,513
Series 2002-HE2:
Class M1, 3.23% 8/25/32 (e)	9,925,000	9,984,697
Class M2, 3.78% 8/25/32 (e)	1,550,000	1,561,768
Series 2002-NC3 Class A3, 2.87% 8/25/32 (e)	1,693,380	1,697,675
Series 2002-NC5 Class M3, 4.33% 10/25/32 (e)	920,000	941,523
Series 2002-OP1 Class M1, 3.28% 9/25/32 (e)	1,545,000	1,558,374
Series 2003-NC1:
Class M1, 3.58% 11/25/32 (e)	2,555,000	2,581,009
Class M2, 4.58% 11/25/32 (e)	1,880,000	1,905,712
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 2.96% 1/25/33 (e)	1,436,302	1,437,923
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Class M2, 4.53% 1/25/33 (e)	$ 4,600,000	$ 4,689,203
Series 2003-6 Class M1, 3.25% 1/25/34 (e)	5,180,000	5,221,573
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 2.62% 6/15/09 (e)	18,550,330	18,571,028
Series 2004-A Class A4A, 2.55% 6/15/10 (e)	10,570,000	10,577,082
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.98% 6/25/34 (e)	1,450,000	1,451,229
Class M4, 3.505% 6/25/34 (e)	2,435,000	2,441,240
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.16% 9/25/34 (e)	2,940,000	2,960,680
Class M2, 3.21% 9/25/34 (e)	1,755,000	1,772,271
Class M3, 3.78% 9/25/34 (e)	3,355,000	3,356,135
Class M4, 3.98% 9/25/34 (e)	4,700,000	4,702,366
Series 2004-WCW2 Class A2, 2.91% 10/25/34 (e)	11,776,622	11,816,897
Series 2005-WCH1:
Class A3B, 2.65% 1/25/35 (e)	2,775,000	2,773,418
Class M2, 2.95% 1/25/35 (e)	4,175,000	4,175,000
Class M3, 2.99% 1/25/35 (e)	3,290,000	3,290,000
Class M5, 3.31% 1/25/35 (e)	3,095,000	3,095,000
Class M6, 3.41% 1/25/35 (e)	2,320,000	2,320,000
Providian Gateway Master Trust Series 2002-B Class A, 3.18% 6/15/09 (b)(e)	15,000,000	15,089,588
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 3.78% 10/25/34 (e)	5,500,000	5,568,025
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 2.93% 4/25/33 (e)	1,739,302	1,746,846
Saxon Asset Securities Trust Series 2004-2 Class MV1, 3.11% 8/25/35 (e)	4,495,000	4,513,021
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 2.905% 2/15/10 (e)	10,000,000	9,977,858
Series 2002-1 Class B, 2.85% 2/18/09 (e)	10,000,000	9,997,039
Series 2002-4:
Class A, 2.61% 8/18/09 (e)	27,000,000	27,016,246
Class B, 2.905% 8/18/09 (e)	33,300,000	33,344,289
Series 2002-5 Class B, 3.73% 11/17/09 (e)	30,000,000	30,052,917
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.05% 2/25/34 (e)	2,910,000	2,914,458
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.89% 2/25/34 (e)	1,389,968	1,389,908
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.93% 3/15/11 (b)(e)	10,835,000	10,863,778
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.96% 9/25/34 (e)	$ 4,687,109	$ 4,711,356
Series 2003-6HE Class A1, 3% 11/25/33 (e)	2,674,577	2,681,253
Series 2003-8HE Class A, 3% 12/25/34 (e)	3,457,897	3,459,799
Series 2004-1HE Class A1, 3.04% 2/25/35 (b)(e)	3,432,591	3,440,100
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	3,135,159	3,133,012
TOTAL ASSET-BACKED SECURITIES (Cost $2,041,312,718)		2,051,675,874
Collateralized Mortgage Obligations - 17.1%

Private Sponsor - 12.2%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 2.93% 2/25/35 (e)	12,076,781	12,115,378
Series 2004-4 Class 5A2, 2.93% 3/25/35 (e)	4,905,653	4,909,676
Series 2005-1 Class 5A2, 2.88% 5/25/35 (e)	7,875,000	7,875,000
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35 (e)	23,650,000	23,650,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 2.93% 5/25/33 (e)	7,845,816	7,847,549
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 2.93% 9/25/34 (e)	12,808,506	12,795,437
Series 2005-1 Class 2A1, 2.84% 3/25/35 (e)	16,450,000	16,450,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 2.93% 3/25/34 (e)	8,172,636	8,168,204
Series 2004-AR3 Class 6A2, 2.9% 4/25/34 (e)	3,504,028	3,507,856
Series 2004-AR4 Class 5A2, 2.9% 5/25/34 (e)	3,156,039	3,154,103
Series 2004-AR5 Class 11A2, 2.9% 6/25/34 (e)	4,535,742	4,525,928
Series 2004-AR6 Class 9A2, 2.9% 10/25/34 (e)	5,672,861	5,674,948
Series 2004-AR7 Class 6A2, 2.91% 8/25/34 (e)	8,320,907	8,328,675
Series 2004-AR8 Class 8A2, 2.91% 9/25/34 (e)	6,779,896	6,789,089
Series 2001-AR7 Class 3A2, 5.7048% 2/25/41 (e)	299,789	302,311
Series 2003-TFLA Class F, 2.9433% 4/15/13 (b)(e)	3,750,000	3,748,008
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	6,286,351	6,272,575
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 2.6746% 12/21/24 (e)	5,300,000	5,300,000
Class B1, 2.7246% 12/21/54 (e)	7,050,000	7,050,000
Class M1, 2.8246% 12/21/54 (e)	5,300,000	5,300,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 2.72% 3/20/44 (e)	$ 1,415,000	$ 1,415,099
Class 1C, 3.41% 3/20/44 (e)	4,075,000	4,090,200
Class 1M, 2.92% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 2.58% 6/20/28 (e)	6,500,000	6,498,217
Class 1B, 2.68% 6/20/44 (e)	1,230,000	1,230,048
Class 1C, 3.21% 6/20/44 (e)	4,475,000	4,483,566
Class 1M, 2.79% 6/20/44 (e)	2,285,000	2,285,089
Series 2004-3:
Class 1B, 2.67% 9/20/44 (e)	2,100,000	2,100,000
Class 1C, 3.1% 9/20/44 (e)	5,415,000	5,420,415
Class 1M, 2.78% 9/20/44 (e)	1,200,000	1,199,760
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.44% 7/15/40 (e)	2,560,000	2,583,416
Holmes Financing No. 8 PLC floater:
Series 1:
Class B, 2.77% 7/15/40 (e)	2,050,000	2,049,359
Class C, 3.26% 7/15/40 (e)	22,640,000	22,647,075
Series 2:
Class A, 2.72% 4/15/11 (e)	25,000,000	24,990,235
Class B, 2.81% 7/15/40 (e)	2,695,000	2,695,539
Class C, 3.36% 7/15/40 (e)	10,280,000	10,301,691
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.98% 10/25/34 (e)	5,303,251	5,318,270
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 2.9% 3/25/35 (e)	10,222,393	10,228,782
Series 2004-6 Class 1A2, 2.92% 10/25/34 (e)	4,393,995	4,389,350
Series 2005-1:
Class M1, 3.0288% 4/25/35 (e)	3,550,000	3,550,000
Class M2, 3.0588% 4/25/35 (e)	6,215,000	6,215,000
Class M3, 3.1088% 4/25/35 (e)	1,525,000	1,525,000
Class M4, 3.3288% 4/25/35 (e)	900,000	900,000
Class M5, 3.3588% 4/25/35 (e)	900,000	900,000
Class M6, 3.4288% 4/25/35 (e)	1,440,000	1,440,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 2.82% 3/25/35 (e)	16,345,000	16,345,000
Series 2004-6 Class 4A2, 4.181% 7/25/34 (c)(e)	5,969,000	5,947,971
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 2.92% 3/25/28 (e)	10,470,362	10,527,758
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc. floater: - continued
Series 2003-B Class A1, 2.87% 4/25/28 (e)	$ 10,084,417	$ 10,133,908
Series 2003-D Class A, 2.84% 8/25/28 (e)	9,549,477	9,561,771
Series 2003-E Class A2, 2.28% 10/25/28 (e)	13,765,111	13,735,586
Series 2003-F Class A2, 2.46% 10/25/28 (e)	15,891,109	15,871,746
Series 2004-A Class A2, 2.37% 4/25/29 (e)	14,816,286	14,739,754
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	11,894,165	11,866,935
Series 2004-C Class A2, 3.07% 7/25/29 (e)	16,713,022	16,676,810
Series 2004-D Class A2, 2.34% 9/25/29 (e)	12,432,185	12,418,528
Series 2004-E Class A2D, 2.64% 11/25/29 (e)	2,405,610	2,402,696
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,819,874	4,824,393
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 2.97% 10/25/32 (e)	1,635,673	1,636,719
Class M1, 3.38% 10/25/32 (e)	5,000,000	5,025,878
MortgageIT Trust floater Series 2004-2:
Class A1, 2.9% 12/25/34 (e)	5,469,557	5,469,551
Class A2, 2.98% 12/25/34 (e)	7,399,409	7,399,400
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,754,392
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	2,895,000	2,925,081
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,395,768
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,809,241
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,229,668
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,905,646
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	3,998,125
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,345,821
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	6,005,416	6,138,258
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.22% 3/10/35 (b)(e)	5,542,904	5,641,707
Class B5, 4.77% 3/10/35 (b)(e)	5,736,385	5,853,183
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.03% 11/25/34 (e)	4,785,649	4,811,498
Series 2003-RP2 Class A1, 2.98% 6/25/33 (b)(e)	5,192,322	5,210,755
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 2.2513% 9/20/33 (e)	$ 14,571,285	$ 14,545,287
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	13,281,705	13,269,697
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	8,250,602	8,233,656
Series 2004-10 Class A4, 2.58% 11/20/34 (e)	13,410,762	13,372,979
Series 2004-3 Class A, 2.33% 5/20/34 (e)	14,206,066	14,096,239
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	11,736,051	11,672,963
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	12,128,442	12,128,442
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	10,698,385	10,688,449
Class A3B, 3.16% 7/20/34 (e)	1,337,298	1,336,215
Series 2004-7:
Class A3A, 2.285% 8/20/34 (e)	9,887,080	9,877,126
Class A3B, 2.51% 7/20/34 (e)	1,779,129	1,791,247
Series 2004-8 Class A2, 2.35% 9/20/34 (e)	17,715,665	17,702,403
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,480,000	8,480,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 2.93% 9/25/33 (b)(e)	3,679,291	3,680,661
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.9% 9/25/34 (e)	25,918,906	25,962,033
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.725% 8/25/34 (e)	19,880,000	20,064,387
TOTAL PRIVATE SPONSOR		708,603,860
U.S. Government Agency - 4.9%
Fannie Mae:
floater:
Series 2000-38 Class F, 2.98% 11/18/30 (e)	1,425,306	1,435,867
Series 2000-40 Class FA, 3.03% 7/25/30 (e)	3,076,852	3,090,698
Series 2002-89 Class F, 2.83% 1/25/33 (e)	4,620,823	4,627,544
planned amortization class Series 2002-81 Class PU, 4.5% 5/25/20	7,256,023	7,255,114
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,874,679	6,060,836
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 2.88% 8/18/31 (e)	2,930,883	2,940,066
Series 2001-44 Class FB, 2.83% 9/25/31 (e)	2,730,878	2,738,708
Series 2001-46 Class F, 2.88% 9/18/31 (e)	7,864,928	7,908,494
Series 2002-11 Class QF, 3.03% 3/25/32 (e)	5,604,808	5,644,570
Series 2002-36 Class FT, 3.03% 6/25/32 (e)	1,786,164	1,801,004
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater: - continued
Series 2002-64 Class FE, 2.83% 10/18/32 (e)	$ 2,761,657	$ 2,770,635
Series 2002-65 Class FA, 2.83% 10/25/17 (e)	3,473,662	3,480,357
Series 2002-74 Class FV, 2.98% 11/25/32 (e)	9,941,946	10,006,332
Series 2003-11:
Class DF, 2.98% 2/25/33 (e)	4,479,361	4,509,396
Class EF, 2.98% 2/25/33 (e)	3,873,578	3,890,050
Series 2003-63 Class F1, 2.83% 11/25/27 (e)	7,307,471	7,310,519
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	2,265,382	2,272,602
Series 2001-56 Class KD, 6.5% 7/25/30	887,499	889,037
Series 2001-62 Class PG, 6.5% 10/25/30	8,689,489	8,779,712
Series 2001-70 Class PD, 6% 3/25/29	2,952,456	2,952,680
Series 2001-76 Class UB, 5.5% 10/25/13	3,304,781	3,323,200
Series 2002-16 Class QD, 5.5% 6/25/14	656,076	661,994
Series 2002-28 Class PJ, 6.5% 3/25/31	8,605,549	8,654,491
Series 2002-8 Class PD, 6.5% 7/25/30	7,180,486	7,253,314
Series 2003-17 Class PQ, 4.5% 3/25/16	7,393,082	7,395,673
Series 2004-33 Class ZK, 4.5% 4/25/34	2,426,886	2,421,448
Series 2004-37 Class ZB, 4.5% 5/25/34	5,028,172	5,016,557
Freddie Mac:
floater Series 2510 Class FE, 2.88% 10/15/32 (e)	6,969,232	7,007,982
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	4,461,699	4,480,487
Series 2353 Class PC, 6.5% 9/15/15	2,550,639	2,570,498
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 2.68% 7/15/31 (e)	5,952,860	5,958,082
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 2.83% 7/15/17 (e)	5,568,944	5,597,041
Series 2526 Class FC, 2.88% 11/15/32 (e)	4,791,604	4,819,359
Series 2538 Class FB, 2.88% 12/15/32 (e)	7,722,119	7,762,921
Series 2551 Class FH, 2.93% 1/15/33 (e)	4,308,403	4,327,674
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	17,331,818	17,496,765
Series 2368 Class PQ, 6.5% 8/15/30	517,214	517,213
Series 2394 Class ND, 6% 6/15/27	4,757,014	4,799,626
Series 2395 Class PE, 6% 2/15/30	9,994,927	10,124,563
Series 2398 Class DK, 6.5% 1/15/31	835,315	840,662
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class: - continued
Series 2410 Class ML, 6.5% 12/15/30	$ 4,553,705	$ 4,602,406
Series 2420 Class BE, 6.5% 12/15/30	6,455,266	6,514,974
Series 2435 Class GD, 6.5% 2/15/30	1,718,713	1,722,357
Series 2443 Class TD, 6.5% 10/15/30	6,204,047	6,272,960
Series 2461 Class PG, 6.5% 1/15/31	5,538,789	5,655,526
Series 2466 Class EC, 6% 10/15/27	2,471,981	2,477,211
Series 2483 Class DC, 5.5% 7/15/14	8,075,674	8,120,590
Series 2490 Class PM, 6% 7/15/28	2,785,926	2,793,045
Series 2556 Class PM, 5.5% 2/15/16	4,662,884	4,677,962
Series 2557 Class MA, 4.5% 7/15/16	1,541,540	1,543,625
Series 2776 Class UJ, 4.5% 5/15/20 (f)	8,273,075	513,031
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	12,004,188
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	1,645,085	1,653,476
Series 2445 Class BD, 6.5% 6/15/30	582	582
Series 2480 Class QW, 5.75% 2/15/30	3,140,752	3,152,030
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 2.83% 5/16/23 (e)	3,470,775	3,486,266
Series 2001-50 Class FV, 2.68% 9/16/27 (e)	10,703,590	10,700,870
Series 2001-62 Class KF, 2.88% 9/16/29 (e)	238,714	238,712
Series 2002-24 Class FX, 3.03% 4/16/32 (e)	3,283,764	3,313,292
Series 2002-31 Class FW, 2.88% 6/16/31 (e)	4,487,239	4,509,848
Series 2002-5 Class KF, 2.88% 8/16/26 (e)	1,085,487	1,086,453
TOTAL U.S. GOVERNMENT AGENCY		286,433,175
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $996,777,517)		995,037,035
Commercial Mortgage Securities - 7.2%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (b)(e)	5,025,000	5,125,527
Class D, 7.54% 8/3/10 (b)(e)	6,695,000	6,831,259
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 2.72% 9/8/14 (b)(e)	6,448,060	6,449,617
Series 2003-BBA2 Class A3, 2.8% 11/15/15 (b)(e)	5,038,226	5,046,708
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.11% 8/25/33 (b)(e)	7,584,720	7,644,568
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2003-2:
Class A, 3.11% 12/25/33 (b)(e)	$ 15,156,532	$ 15,258,366
Class M1, 3.38% 12/25/33 (b)(e)	2,466,482	2,497,506
Series 2004-1:
Class A, 2.89% 4/25/34 (b)(e)	6,976,515	6,955,258
Class B, 4.43% 4/25/34 (b)(e)	724,833	723,615
Class M1, 3.09% 4/25/34 (b)(e)	634,229	633,064
Class M2, 3.73% 4/25/34 (b)(e)	543,625	543,391
Series 2004-2:
Class A, 2.96% 8/25/34 (b)(e)	6,738,696	6,742,908
Class M1, 3.11% 8/25/34 (b)(e)	2,172,847	2,175,563
Series 2004-3:
Class A1, 2.9% 1/25/35 (b)(e)	6,851,069	6,854,281
Class A2, 2.95% 1/25/35 (b)(e)	952,199	952,943
Class M1, 3.03% 1/25/35 (b)(e)	1,141,845	1,141,845
Class M2, 3.53% 1/25/35 (b)(e)	744,681	744,681
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 2.73% 4/14/15 (b)(e)	7,084,461	7,086,127
Class JFCM, 4.05% 4/14/15 (b)(e)	1,344,296	1,345,976
Class JMM, 3.95% 4/14/15 (b)(e)	1,384,053	1,381,376
Class JSCM, 4.15% 4/14/15 (b)(e)	1,123,081	1,132,109
Class KFCM, 4.3% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.2% 4/14/15 (b)(e)	1,253,767	1,253,009
Class KSCM, 4.45% 4/14/15 (b)(e)	1,203,639	1,213,776
Class LFCM, 4.7% 4/14/15 (b)(e)	1,601,905	1,603,407
Class LSCM, 4.85% 4/14/15 (b)(e)	1,803,447	1,819,318
Class MFCM, 5% 4/14/15 (b)(e)	2,218,251	2,220,331
Class MSCM, 5.15% 4/14/15 (b)(e)	1,767,389	1,782,922
Series 2003-WEST Class A, 3.02% 1/3/15 (b)(e)	13,123,066	13,170,905
Series 2004-BBA3 Class E, 3.18% 6/15/17 (b)(e)	10,415,000	10,418,329
Series 2004-ESA Class A2, 2.79% 5/14/16 (b)(e)	6,565,000	6,582,261
Series 2004-HS2A:
Class E, 3.35% 1/14/16 (b)(e)	1,725,000	1,731,684
Class F, 3.5% 1/14/16 (b)(e)	1,125,000	1,129,355
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.86% 2/15/12 (b)(e)	24,300,000	24,359,824
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 2.89% 12/12/13 (b)(e)	896,672	893,326
Class C, 3.24% 12/12/13 (b)(e)	1,793,345	1,771,839
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM floater:
Series 2000-FL3A Class C, 3.24% 11/15/12 (b)(e)	$ 489,694	$ 489,537
Series 2001-FL5A:
Class D, 3.73% 11/15/13 (b)(e)	5,571,287	5,574,088
Class E, 3.98% 11/15/13 (b)(e)	5,000,000	5,004,148
Series 2002-FL6:
Class B, 2.81% 6/14/14 (b)(e)	5,000,000	5,000,602
Class F, 3.93% 6/14/14 (b)(e)	11,163,000	11,253,091
Class G, 4.38% 6/14/14 (b)(e)	5,000,000	5,028,426
Series 2002-FL7 Class A2, 2.83% 11/15/14 (b)(e)	1,729,431	1,730,736
Series 2003-FL9 Class B, 2.98% 11/15/15 (b)(e)	12,999,016	13,038,404
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 2.78% 9/15/14 (b)(e)	3,570,000	3,575,563
Class G, 3.46% 9/15/14 (b)(e)	1,345,000	1,347,082
Class H, 3.56% 9/15/14 (b)(e)	1,430,000	1,432,212
Class J, 4.08% 9/15/14 (b)(e)	490,000	490,754
Class K, 4.48% 9/15/14 (b)(e)	770,000	771,180
Class L, 4.68% 9/15/14 (b)(e)	625,000	624,969
Series 2004-HTL1:
Class B, 2.93% 7/15/16 (b)(e)	581,000	581,789
Class D, 3.03% 7/15/16 (b)(e)	1,320,000	1,320,555
Class E, 3.23% 7/15/16 (b)(e)	945,000	945,765
Class F, 3.28% 7/15/16 (b)(e)	1,000,000	1,001,210
Class H, 3.78% 7/15/16 (b)(e)	2,900,000	2,904,398
Class J, 3.93% 7/15/16 (b)(e)	1,115,000	1,116,688
Class K, 4.83% 7/15/16 (b)(e)	1,255,000	1,254,937
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.23% 12/15/11 (b)(e)	3,720,000	3,695,131
Series 2002-TFLA Class C, 3.04% 11/18/12 (b)(e)	3,675,000	3,689,129
Series 2003-TF2A Class A2, 2.8% 11/15/14 (b)(e)	9,500,000	9,509,456
Series 2004-FL1 Class B, 2.93% 5/15/14 (b)(e)	11,230,000	11,241,372
Series 2004-HC1:
Class A2, 2.98% 12/15/21 (b)(e)	1,475,000	1,474,997
Class B, 3.23% 12/15/21 (b)(e)	3,835,000	3,834,992
Series 2004-TFL1:
Class A2, 2.67% 2/15/14 (b)(e)	7,005,000	7,010,215
Class E, 3.03% 2/15/14 (b)(e)	2,800,000	2,807,428
Class F, 3.08% 2/15/14 (b)(e)	2,325,000	2,332,133
Class G, 3.33% 2/15/14 (b)(e)	1,875,000	1,880,689
Class H, 3.58% 2/15/14 (b)(e)	1,400,000	1,407,124
Class J, 3.88% 2/15/14 (b)(e)	750,000	754,493
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	$ 754,200	$ 772,742
Series 2003-TFLA Class A2, 2.85% 4/15/13 (b)(e)	7,205,000	7,213,519
Series 2003-TFLA Class G, 2.9433% 4/15/13 (b)(e)	2,095,000	2,037,099
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.28% 2/11/11 (b)(e)	500,000	499,301
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 5.65% 7/5/18 (b)(e)	2,290,847	2,290,847
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 2.91% 5/28/20 (b)(e)	3,300,479	3,301,812
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 4.9085% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 4.68% 7/11/15 (b)(e)	1,232,313	1,233,675
Class H, 5.43% 7/11/15 (b)(e)	12,525,233	12,583,945
Series 2003-LLFA:
Class A2, 2.84% 12/16/14 (b)(e)	11,700,000	11,737,999
Class B, 3.05% 12/16/14 (b)(e)	4,615,000	4,633,215
Class C, 3.15% 12/16/14 (b)(e)	4,982,000	5,004,326
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 2.95% 10/7/13 (b)(e)	3,489,876	3,489,908
Class D, 3.92% 10/7/13 (b)(e)	1,172,220	1,172,292
Class F, 4.34% 10/7/13 (b)(e)	6,431,229	6,427,529
Class G1, 5.15% 10/7/13 (b)(e)	6,000,000	5,999,992
Series 2002-XLF Class F, 4.55% 8/5/14 (b)(e)	7,907,903	7,907,895
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.28% 2/15/13 (b)(e)	10,495,000	10,490,712
Class D, 3.28% 2/15/13 (b)(e)	4,000,000	3,999,090
Series 2003-CDCA:
Class HBST, 4.08% 2/15/15 (b)(e)	1,920,000	1,922,400
Class HEXB, 4.38% 2/15/15 (b)(e)	770,000	770,963
Class JBST, 4.28% 2/15/15 (b)(e)	1,440,000	1,441,800
Class JEXB, 4.58% 2/15/15 (b)(e)	1,300,000	1,301,625
Class KBST, 4.63% 2/15/15 (b)(e)	815,000	816,019
Class KEXB, 4.98% 2/15/15 (b)(e)	960,000	961,200
Series 2000-NL1 Class E, 6.8139% 10/15/30 (b)(e)	4,345,000	4,497,297
Commercial Mortgage Securities - continued
	Principal Amount	Value
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.82% 5/15/09 (b)(e)	$ 18,000,000	$ 18,020,322
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.01% 3/24/18 (b)(e)	8,143,603	8,143,603
Wachovia Bank Commercial Mortgage Trust floater Series 2004-WHL3:
Class A2, 2.66% 3/15/14 (b)(e)	3,510,000	3,514,870
Class E, 2.98% 3/15/14 (b)(e)	2,190,000	2,197,536
Class F, 3.03% 3/15/14 (b)(e)	1,755,000	1,761,359
Class G, 3.26% 3/15/14 (b)(e)	875,000	878,409
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $416,568,878)		417,951,915
Cash Equivalents - 30.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (g)	$ 1,484,022,606	1,483,919,000
With Goldman Sachs & Co. at 2.35%, dated 1/6/05 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $270,555,985, 4.08%- 5.21%, 2/25/35 - 10/25/43)	265,484,361	264,998,172
TOTAL CASH EQUIVALENTS (Cost $1,748,919,000)		1,748,917,172
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $5,887,008,066)		5,896,262,380
NET OTHER ASSETS - (1.3)%		(76,770,694)
NET ASSETS - 100%		$ 5,819,491,686
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,356,825	$ (145,062)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,920,675	(121,462)
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,362,612	(66,654)
18 Eurodollar 90 Day Index Contracts	March 2006	17,827,650	(17,765)
4 Eurodollar 90 Day Index Contracts	June 2006	3,960,700	(7,566)
TOTAL EURODOLLAR CONTRACTS			(358,509)

Swap Agreements
	Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

June 2006	$ 10,000,000	$ 125,807
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $555,095,571 or 9.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,973,370.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,483,919,000 due 2/1/05 at 2.51%
Banc of America Securities LLC.	$360,891,717
Bank of America, National Association	123,381,783
Barclays Capital Inc.	370,145,350
Countrywide Securities Corporation	27,760,901
Deutsche Bank Securities Inc.	15,422,723
Goldman Sachs & Co.	92,536,337
Morgan Stanley & Co. Incorporated.	74,282,126
Societe Generale, New York Branch	33,929,990
UBS Securities LLC	215,918,121
Wachovia Capital Markets, LLC	138,804,506
WestLB AG	30,845,446
$ 1,483,919,000
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,886,381,340. Net unrealized appreciation aggregated $9,881,040, of which $15,197,140 related to appreciated investment securities and $5,316,100 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mortgage
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

AMOR-QTLY-0305

1.813053.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 74.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 61.5%
3.737% 1/1/35 (c)	$ 574	$ 574
3.827% 12/1/34 (c)	118	118
3.83% 1/1/35 (c)	400	401
3.836% 6/1/33 (c)	283	282
3.878% 6/1/33 (c)	1,704	1,704
3.88% 11/1/34 (c)	2,439	2,445
3.913% 12/1/34 (c)	350	351
3.939% 10/1/34 (c)	511	515
3.971% 11/1/34 (c)	750	757
3.98% 1/1/35 (c)	525	528
3.987% 12/1/34 (c)	467	471
4% 6/1/18 to 5/1/19	23,923	23,458
4% 2/1/20 (b)	56,763	55,486
4% 1/1/35 (c)	325	327
4.017% 12/1/34 (c)	2,650	2,636
4.021% 12/1/34 (c)	400	402
4.025% 1/1/35 (c)	700	704
4.029% 1/1/35 (c)	175	176
4.038% 12/1/34 (c)	244	247
4.048% 1/1/35 (c)	325	327
4.052% 2/1/35 (c)	325	327
4.072% 12/1/34 (c)	675	687
4.105% 1/1/35 (c)	717	724
4.118% 1/1/35 (c)	760	765
4.118% 2/1/35 (c)	250	252
4.12% 2/1/35 (c)	650	655
4.127% 1/1/35 (c)	723	728
4.128% 2/1/35 (c)	1,325	1,334
4.145% 2/1/35 (c)	800	796
4.17% 11/1/34 (c)	647	652
4.197% 1/1/35 (c)	600	606
4.2% 1/1/35 (c)	1,462	1,476
4.23% 11/1/34 (c)	222	225
4.324% 12/1/34 (c)	250	254
4.437% 11/1/34 (c)	6,093	6,218
4.5% 2/1/20 (b)	160,000	159,550
4.5% 10/1/28 to 12/1/33	192,912	188,599
4.5% 2/1/35 (b)	34,000	33,150
4.551% 8/1/34 (c)	886	910
4.826% 1/1/35 (c)	1,240	1,236
5% 9/1/16 to 12/1/34	247,355	248,215
5% 2/1/20 (b)	35,000	35,525
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 4/1/09 to 12/1/33	$ 155,644	$ 159,758
5.5% 2/1/20 (b)	32,510	33,526
5.5% 2/1/35 (b)	74,288	75,542
6% 4/1/13 to 1/1/34	45,395	47,312
6% 2/1/20 (b)	60,000	62,794
6.5% 4/1/10 to 8/1/34	80,921	84,834
6.5% 2/1/20 (b)	5,000	5,289
7% 3/1/17 to 10/1/33	15,473	16,400
7.5% 4/1/22 to 9/1/32	5,430	5,816
8% 9/1/07 to 12/1/29	44	47
8.25% 1/1/13	5	5
8.5% 1/1/16 to 7/1/31	681	733
8.75% 11/1/08	3	4
9% 6/1/09 to 10/1/30	1,652	1,814
9.5% 11/1/06 to 8/1/22	268	299
11% 8/1/10	135	148
12.25% 5/1/13 to 5/1/15	54	61
12.5% 8/1/15 to 3/1/16	70	80
12.75% 2/1/15	5	6
13.5% 9/1/14 to 12/1/14	35	41
		1,269,302
Freddie Mac - 6.0%
4.232% 1/1/35 (c)	645	650
4.364% 1/1/35 (c)	1,425	1,439
4.985% 8/1/33 (c)	300	307
5% 7/1/33 to 10/1/33	3,197	3,200
5% 2/1/35 (b)	91,431	91,174
5.5% 3/1/29 to 7/1/29	122	125
6% 5/1/16 to 7/1/29	1,891	1,970
6.5% 1/1/24 to 9/1/24	2,775	2,920
7.5% 2/1/08 to 7/1/32	18,167	19,395
8% 10/1/07 to 4/1/21	97	104
8.5% 7/1/09 to 9/1/20	282	307
9% 9/1/08 to 5/1/21	750	821
10% 1/1/09 to 5/1/19	246	269
10.5% 8/1/10 to 2/1/16	22	24
12.25% 6/1/14	16	18
12.5% 5/1/12 to 12/1/14	132	148
13% 12/1/13 to 6/1/15	226	255
		123,126
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - 6.7%
6% 10/20/33 to 1/20/34	$ 116,285	$ 120,748
6.5% 5/15/28 to 7/15/34	4,026	4,242
7% 2/15/24 to 7/15/32	5,431	5,771
7.5% 7/15/05 to 4/15/32	3,207	3,447
8% 6/15/06 to 12/15/25	1,209	1,313
8.5% 7/15/16 to 10/15/28	1,977	2,160
9% 11/20/17	2	2
9.5% 12/15/24	5	5
10.5% 12/20/15 to 2/20/18	117	129
13% 10/15/13	32	36
13.5% 7/15/11 to 10/15/14	19	22
		137,875
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,517,169)		1,530,303
Asset-Backed Securities - 1.0%

ACE Securities Corp. Series 2003-FM1 Class M2, 4.38% 11/25/32 (c)	1,450	1,480
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.43% 10/25/33 (c)	1,265	1,309
Home Equity Asset Trust NIMS Trust Series 2003-2N Class A, 8% 9/27/33 (a)	103	103
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (a)	900	900
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 3.28% 7/25/33 (c)	3,770	3,808
Class M2, 4.38% 7/25/33 (c)	2,600	2,662
Morgan Stanley ABS Capital I, Inc. Series 2003-NC6 Class M2, 4.48% 6/27/33 (c)	6,165	6,345
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,880	1,872
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	1,634	1,597
TOTAL ASSET-BACKED SECURITIES (Cost $19,762)		20,076
Collateralized Mortgage Obligations - 5.9%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.5%
Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 2.93% 3/25/35 (c)	$ 1,773	$ 1,774
Countrywide Home Loans, Inc. sequential pay Series 2002-25 Class 2A1, 5.5% 11/27/17	1,641	1,650
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	8,699	8,782
CS First Boston Mortgage Securities Corp.:
Series 2002-15R Class A1, 7.8579% 1/28/32 (a)(c)	1,075	1,065
Series 2003-TFLA Class F, 2.9433% 4/15/13 (a)(c)	1,400	1,399
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	12,482	12,757
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	2,164	2,212
Series 2004-SL2 Class A1, 6.5% 10/25/16	574	588
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	1,333	1,341
TOTAL PRIVATE SPONSOR		31,568
U.S. Government Agency - 4.4%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	3,673	3,796
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049	10,656
Series 1999-15 Class PC, 6% 9/25/18	5,289	5,419
Series 2003-26 Class KI, 5% 12/25/15 (e)	6,084	593
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000	10,535
Series 2002-11 Class QB, 5.5% 3/25/15	2,323	2,354
Series 2002-9 Class C, 6.5% 6/25/30	5,000	5,268
Series 2003-73 Class GA, 3.5% 5/25/31	14,599	14,102
sequential pay Series 2001-82 Class VB, 6.5% 3/25/16	5,003	5,025
Series 2002-50 Class LE, 7% 12/25/29	626	635
Series 2003-42 Class HS, 4.57% 12/25/17 (c)(e)	16,261	1,329
Freddie Mac:
planned amortization class Series 70 Class C, 9% 9/15/20	319	319
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	1,346	1,406
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2516 Class AH, 5% 1/15/16	$ 806	$ 817
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	2,760	2,885
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2368 Class PQ, 6.5% 8/15/30	168	168
Series 2435 Class GD, 6.5% 2/15/30	561	562
Series 2557 Class MA, 4.5% 7/15/16	501	502
Series 2707 Class QD, 4.5% 5/15/17	6,727	6,720
Series 2763 Class PD, 4.5% 12/15/17	4,360	4,360
Series 2780 Class OC, 4.5% 3/15/17	2,175	2,185
Series 2885 Class PC, 4.5% 3/15/18	2,845	2,855
sequential pay:
Series 2445 Class BD, 6.5% 6/15/30	0	0
Series 2750 Class ZT, 5% 2/15/34	2,272	2,093
Series 1658 Class GZ, 7% 1/15/24	5,167	5,471
Series 2568 Class SA, 8.352% 9/15/28 (c)	69	69
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	593	596
TOTAL U.S. GOVERNMENT AGENCY		90,720
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $119,686)		122,288
Commercial Mortgage Securities - 4.4%

Asset Securitization Corp.:
Series 1995-MD4 Class ACS2, 2.0455% 8/13/29 (c)(e)	30,410	2,157
Series 1997-D5 Class PS1, 1.515% 2/14/43 (c)(e)	40,649	2,234
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	560	571
Class C, 4.937% 5/14/16 (a)	1,165	1,189
Class D, 4.986% 5/14/16 (a)	425	434
Class E, 5.064% 5/14/16 (a)	1,315	1,340
Class F, 5.182% 5/14/16 (a)	315	321
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6234% 5/15/35 (a)(c)(e)	$ 32,517	$ 1,847
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,242
Class F, 7.734% 1/15/32	600	661
COMM floater Series 2001-FL5A:
Class D, 3.73% 11/15/13 (a)(c)	6,268	6,271
Class E, 3.98% 11/15/13 (a)(c)	5,000	5,004
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 3.12% 9/15/14 (a)(c)	185	185
Class E, 3.18% 9/15/14 (a)(c)	250	250
Class F, 3.28% 9/15/14 (a)(c)	200	200
Class G, 3.46% 9/15/14 (a)(c)	455	456
Class H, 3.56% 9/15/14 (a)(c)	485	486
Class J, 4.08% 9/15/14 (a)(c)	165	165
Class K, 4.48% 9/15/14 (a)(c)	260	260
Class L, 4.68% 9/15/14 (a)(c)	210	210
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	251	258
Series 1999-C1 Class A2, 7.29% 9/15/41	6,100	6,819
Series 1997-C2 Class D, 7.27% 1/17/35	5,175	5,739
Series 1998-C1 Class D, 7.17% 5/17/40	3,360	3,758
Series 2003-TFLA Class G, 2.9433% 4/15/13 (a)(c)	700	681
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,390	1,522
Fannie Mae sequential pay:
Series 1999-10 Class MZ, 6.5% 9/17/38	4,498	4,772
Series 2000-7 Class MB, 7.5293% 2/17/24 (c)	7,218	7,700
Fannie Mae guaranteed REMIC pass thru certificates Series 1998-49 Class MI, 0.8572% 6/17/38 (c)(e)	99,976	4,447
Greenwich Capital Commercial Funding Corp.:
floater Series 2003-FL1 Class MCH, 5.65% 7/5/18 (a)(c)	1,100	1,100
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	2,600	2,618
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9703% 4/13/31 (c)	390	408
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	880
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A2, 7.95% 1/15/10	2,790	3,230
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	$ 10,815	$ 9,220
Morgan Stanley Capital I, Inc. Series 1997-RR Class C, 7.4063% 4/30/39 (a)(c)	2,760	2,904
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	7,895	8,360
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $91,294)		89,899
Fixed-Income Funds - 16.8%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $346,441)	3,494,099	347,768
Cash Equivalents - 24.2%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (f) (Cost $500,080)	$ 500,115	500,080
TOTAL INVESTMENT PORTFOLIO - 126.5% (Cost $2,594,432)		2,610,414
NET OTHER ASSETS - (26.5)%		(547,402)
NET ASSETS - 100%		$ 2,063,012
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $50,016,000 or 2.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of Fidelity's Fixed-Income Central Fund is provided at the end of this report.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(f) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$500,080,000 due 2/1/05 at 2.51%
Banc of America Securities LLC.	$ 121,620
Bank of America, National Association	41,580
Barclays Capital Inc.	124,739
Countrywide Securities Corporation	9,355
Deutsche Bank Securities Inc.	5,198
Goldman Sachs & Co.	31,185
Morgan Stanley & Co. Incorporated.	25,033
Societe Generale, New York Branch	11,434
UBS Securities LLC	72,764
Wachovia Capital Markets, LLC	46,777
WestLB AG	10,395
$ 500,080
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,597,545,000. Net unrealized appreciation aggregated $12,869,000, of which $18,946,000 related to appreciated investment securities and $6,077,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Fidelity Ultra-Short Central Fund
Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
2.94% 9/10/07 (e)	$ 5,665,000	$ 5,682,199
2.96% 5/24/06 (e)	4,700,000	4,720,243
3.21% 8/8/06 (e)	11,000,000	11,116,358
		21,518,800
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,096,210
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,439,824
Cox Communications, Inc. 3.04% 12/14/07 (b)(e)	12,140,000	12,161,597
Liberty Media Corp. 3.99% 9/17/06 (e)	17,000,000	17,198,730
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,628,108
		60,524,469
TOTAL CONSUMER DISCRETIONARY		82,043,269
FINANCIALS - 0.6%
Capital Markets - 0.1%
State Street Capital Trust II 2.79% 2/15/08 (e)	10,000,000	10,042,950
Consumer Finance - 0.3%
General Motors Acceptance Corp. 3.92% 10/20/05 (e)	5,000,000	5,022,090
Household Finance Corp. 8% 5/9/05	11,000,000	11,151,459
		16,173,549
Real Estate - 0.2%
Arden Realty LP 8.875% 3/1/05	3,964,000	3,981,917
Duke Realty LP 6.875% 3/15/05	6,500,000	6,530,063
Regency Centers LP 7.125% 7/15/05	700,000	712,519
		11,224,499
TOTAL FINANCIALS		37,440,998
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.1%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,836,288
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,943,557
France Telecom SA 7.95% 3/1/06 (a)	5,600,000	5,848,942
GTE Corp. 6.36% 4/15/06	9,000,000	9,288,585
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,089,244
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,613,576
		61,620,192
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,724,219
Vodafone Group PLC 7.625% 2/15/05	8,200,000	8,213,555
		13,937,774
TOTAL TELECOMMUNICATION SERVICES		75,557,966
UTILITIES - 0.2%
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,549,367
TOTAL NONCONVERTIBLE BONDS (Cost $204,272,891)		204,591,600
U.S. Government Agency Obligations - 8.2%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,739,000
1.8% 5/27/05	60,000,000	59,827,740
6.25% 3/22/12	34,005,000	34,173,325
Federal Home Loan Bank:
1.265% 3/15/05	200,000,000	199,659,389
1.35% 4/29/05	90,000,000	89,715,960
Freddie Mac 0% 4/19/05 (d)	5,000,000	4,973,370
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $479,157,062)		478,088,784
Asset-Backed Securities - 35.3%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 2.83% 7/25/34 (e)	10,019,063	10,018,624
Series 2004-3 Class 2A4, 2.88% 10/25/34 (e)	10,915,000	10,934,425
Series 2004-4:
Class A2D, 2.88% 1/25/35 (e)	4,233,172	4,233,172
Class M2, 3.58% 1/25/35 (e)	1,425,000	1,425,000
Class M3, 3.78% 1/25/35 (e)	550,000	550,000
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 2.87% 6/25/32 (e)	$ 930,781	$ 931,073
Class M1, 3.18% 6/25/32 (e)	2,110,000	2,119,674
Series 2002-HE2 Class M1, 3.38% 8/25/32 (e)	21,525,000	21,644,195
Series 2003-FM1 Class M2, 4.38% 11/25/32 (e)	3,015,000	3,077,861
Series 2003-HS1:
Class M1, 3.28% 6/25/33 (e)	800,000	804,910
Class M2, 4.28% 6/25/33 (e)	856,000	873,401
Series 2003-NC1 Class M1, 3.31% 7/25/33 (e)	1,600,000	1,615,644
Series 2004-HE1:
Class M1, 3.03% 2/25/34 (e)	2,193,000	2,193,272
Class M2, 3.63% 2/25/34 (e)	2,475,000	2,475,910
Series 2004-OP1:
Class M1, 3.05% 4/25/34 (e)	4,420,000	4,424,437
Class M2, 3.58% 4/25/34 (e)	6,240,000	6,251,221
Series 2005-SD1 Class A1, 2.93% 11/25/50 (e)	3,733,546	3,733,546
American Express Credit Account Master Trust:
Series 2002-4 Class B, 2.79% 2/15/08 (e)	10,000,000	10,010,003
Series 2002-6 Class B, 2.93% 3/15/10 (e)	5,000,000	5,038,222
Series 2004-1 Class B, 2.73% 9/15/11 (e)	5,775,000	5,801,045
Series 2004-C Class C, 2.98% 2/15/12 (b)(e)	20,000,000	20,037,482
AmeriCredit Automobile Receivables Trust:
Series 2000-D Class A4, 1.1954% 9/12/07 (e)	914,114	914,255
Series 2002-A Class A3, 2.6% 10/12/06 (e)	55,100	55,100
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,075,038
Series 2003-AM:
Class A3B, 2.77% 6/6/07 (e)	4,149,478	4,153,201
Class A4B, 2.87% 11/6/09 (e)	12,400,000	12,468,413
Series 2003-BX Class A4B, 2.78% 1/6/10 (e)	3,265,000	3,281,598
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,439,151
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.23% 8/25/32 (e)	4,369,849	4,384,983
Series 2002-AR1 Class M2, 3.83% 9/25/32 (e)	1,698,000	1,701,691
Series 2003-1:
Class A2, 2.94% 2/25/33 (e)	1,709,583	1,715,547
Class M1, 3.43% 2/25/33 (e)	3,330,000	3,383,300
Series 2003-3:
Class M1, 3.33% 3/25/33 (e)	1,590,000	1,597,886
Class S, 5% 9/25/05 (f)	8,914,894	143,797
Series 2003-6:
Class AV3, 2.85% 8/25/33 (e)	2,067,914	2,069,152
Class M2, 4.38% 5/25/33 (e)	2,750,000	2,805,029
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-AR1 Class M1, 3.68% 1/25/33 (e)	$ 7,000,000	$ 7,061,175
Series 2004-R2:
Class M1, 2.96% 4/25/34 (e)	1,230,000	1,229,945
Class M2, 3.01% 4/25/34 (e)	950,000	949,958
Class M3, 3.08% 4/25/34 (e)	3,500,000	3,499,844
Class M4, 3.58% 4/25/34 (e)	4,500,000	4,499,795
Series 2004-R9 Class A3, 2.85% 10/25/34 (e)	9,340,000	9,361,632
Series 2005-R1:
Class M1, 3.06% 3/15/35 (c)(e)	5,710,000	5,710,000
Class M2, 3.09% 3/15/35 (c)(e)	1,925,000	1,925,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 2.86% 6/25/32 (e)	3,399,679	3,408,589
Series 2002-BC6 Class M1, 3.28% 8/25/32 (e)	24,900,000	25,084,701
Series 2002-BC7:
Class M1, 3.33% 10/25/32 (e)	10,000,000	10,050,022
Class M2, 3.43% 10/25/32 (e)	5,575,000	5,612,061
Series 2003-BC1 Class M2, 3.63% 1/25/32 (e)	2,480,000	2,489,591
AQ Finance NIMS Trust Series 2003-N6A Class NOTE, 2.83% 5/25/10 (b)(e)	556,003	553,223
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.33% 9/25/33 (e)	20,000,000	20,687,082
Series 2003-W7 Class A2, 2.92% 3/1/34 (e)	6,851,193	6,866,897
Series 2004-W5 Class M1, 3.13% 4/25/34 (e)	3,960,000	3,964,855
Series 2004-W7:
Class M1, 3.08% 5/25/34 (e)	4,085,000	4,084,817
Class M2, 3.13% 5/25/34 (e)	3,320,000	3,319,851
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 3.61% 8/15/32 (e)	978,000	981,858
Series 2003-HE2:
Class A2, 2.86% 4/15/33 (e)	4,344,152	4,349,001
Class M1, 3.38% 4/15/33 (e)	9,000,000	9,078,321
Series 2003-HE3:
Class M1, 3.31% 6/15/33 (e)	2,185,000	2,204,622
Class M2, 4.48% 6/15/33 (e)	10,000,000	10,268,664
Series 2003-HE4 Class M2, 4.48% 8/15/33 (e)	5,695,000	5,825,161
Series 2003-HE5 Class A2A, 2.84% 8/15/33 (e)	4,949,531	4,954,651
Series 2003-HE6 Class M1, 3.18% 11/25/33 (e)	3,475,000	3,501,798
Series 2004-HE3:
Class M1, 3.07% 6/25/34 (e)	1,450,000	1,450,469
Class M2, 3.65% 6/25/34 (e)	3,350,000	3,350,993
Series 2004-HE6 Class A2, 2.89% 6/25/34 (e)	23,589,523	23,588,502
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2:
Class M1, 2.99% 3/25/35 (c)(e)	$ 8,365,000	$ 8,365,000
Class M2, 3.04% 3/25/35 (c)(e)	2,098,000	2,098,000
Bank One Issuance Trust:
Series 2002-B1 Class B1, 2.86% 12/15/09 (e)	20,655,000	20,765,926
Series 2002-B2 Class B2, 2.82% 5/15/08 (e)	15,000,000	15,014,288
Series 2002-B3 Class B, 2.84% 8/15/08 (e)	14,500,000	14,527,135
Series 2002-C1 Class C1, 3.44% 12/15/09 (e)	7,980,000	8,086,580
Series 2002-C2 Class C2, 3.47% 5/15/08 (e)	35,785,000	35,935,193
Bayview Financial Acquisition Trust Series 2004-C Class A1, 2.42% 5/28/44 (e)	10,854,007	10,864,183
Bayview Financial Asset Trust Series 2000-F Class A, 2.5% 9/28/43 (e)	11,811,253	11,830,492
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.45% 2/28/44 (e)	7,200,169	7,208,195
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	4,497,886	4,479,407
Series 2003-1 Class B, 2.95% 6/15/10 (b)(e)	8,574,265	8,605,785
Series 2003-2 Class B, 2.76% 1/15/09 (e)	3,967,766	3,975,192
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 2.76% 1/15/10 (e)	9,630,000	9,667,024
Series 2004-B Class A4, 2.59% 8/15/11 (e)	16,300,000	16,299,226
Capital One Master Trust:
Series 1999-3 Class B, 2.96% 9/15/09 (e)	5,000,000	5,006,985
Series 2001-1 Class B, 2.99% 12/15/10 (e)	19,500,000	19,671,680
Series 2001-8A Class B, 3.03% 8/17/09 (e)	9,585,000	9,654,150
Series 2002-3A Class B, 4.55% 2/15/08	10,000,000	10,020,238
Series 2002-4A Class B, 2.98% 3/15/10 (e)	6,000,000	6,037,354
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.16% 7/15/08 (e)	17,705,000	17,743,951
Series 2003-B1 Class B1, 3.65% 2/17/09 (e)	15,470,000	15,647,907
Capital Trust Ltd. Series 2004-1:
Class A2, 2.95% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.25% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 3.6% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 3.56% 1/25/32 (e)	3,290,488	3,312,492
Series 2002-HE2 Class M1, 3.23% 1/25/33 (e)	9,999,980	10,048,304
Series 2002-HE3:
Class M1, 3.63% 3/25/33 (e)	21,499,948	21,961,275
Class M2, 4.78% 3/25/33 (e)	9,968,976	10,195,761
Asset-Backed Securities - continued
	Principal Amount	Value
CDC Mortgage Capital Trust: - continued
Series 2003-HE1:
Class M1, 3.43% 8/25/33 (e)	$ 1,989,998	$ 2,000,799
Class M2, 4.48% 8/25/33 (e)	4,369,996	4,452,670
Series 2003-HE2 Class A, 2.88% 10/25/33 (e)	5,261,801	5,277,917
Series 2003-HE3:
Class M1, 3.23% 11/25/33 (e)	2,254,989	2,278,853
Class M2, 4.28% 11/25/33 (e)	1,719,992	1,760,355
Series 2004-HE2 Class M2, 3.73% 7/26/34 (e)	2,345,000	2,344,891
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 2.96% 3/16/09 (e)	1,305,000	1,313,375
Series 2002-2 Class C, 3.38% 7/16/07 (e)	13,818,000	13,834,331
Series 2002-4 Class B, 2.79% 10/15/07 (e)	12,000,000	12,003,811
Series 2002-6 Class B, 2.83% 1/15/08 (e)	11,850,000	11,863,780
Series 2004-1 Class B, 2.68% 5/15/09 (e)	4,105,000	4,104,806
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (e)	17,500,000	17,538,220
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,013,996
Series 2002-B1 Class B1, 2.8788% 6/25/09 (e)	9,010,000	9,047,935
Series 2002-C1 Class C1, 3.2% 2/9/09 (e)	17,500,000	17,737,743
Series 2003-B1 Class B1, 2.74% 3/7/08 (e)	25,000,000	25,042,223
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,217,047
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 2.94% 12/25/33 (b)(e)	9,480,605	9,481,293
Countrywide Home Loans, Inc.:
Series 2000-2 Class MV2, 3.43% 6/25/31 (e)	1,637,667	1,638,759
Series 2002-6 Class AV1, 2.96% 5/25/33 (e)	2,677,243	2,683,470
Series 2003-BC1 Class M2, 4.53% 9/25/32 (e)	11,065,000	11,365,868
Series 2003-SD3 Class A1, 2.95% 12/25/32 (b)(e)	1,584,706	1,592,412
Series 2004-2 Class M1, 3.03% 5/25/34 (e)	5,200,000	5,199,769
Series 2004-3:
Class 3A4, 2.78% 8/25/34 (e)	672,000	668,358
Class M1, 3.03% 6/25/34 (e)	1,475,000	1,476,385
Series 2004-4:
Class A, 2.9% 8/25/34 (e)	4,029,188	4,031,855
Class M1, 3.01% 7/25/34 (e)	3,650,000	3,663,482
Class M2, 3.06% 6/25/34 (e)	4,395,000	4,412,168
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 2.92% 4/25/34 (e)	3,915,778	3,931,534
Series 2004-FRE1:
Class A2, 2.88% 4/25/34 (e)	5,173,253	5,173,030
Class M3, 3.18% 4/25/34 (e)	5,885,000	5,884,736
Asset-Backed Securities - continued
	Principal Amount	Value
Discover Card Master Trust I:
Series 2000-1 Class B, 2.85% 8/16/07 (e)	$ 6,300,000	$ 6,301,586
Series 2000-2 Class B, 2.85% 9/18/07 (e)	10,000,000	10,003,428
Series 2002-1 Class B, 2.88% 7/15/07 (e)	30,637,000	30,634,574
Series 2003-4 Class B1, 2.81% 5/16/11 (e)	8,155,000	8,206,166
Fannie Mae guaranteed REMIC pass thru certificates:
Series 2002-T15 Class S1, 5.25% 4/25/05 (f)	21,931,368	346,106
Series 2004-T5 Class AB3, 2.922% 5/28/35 (e)	10,762,288	10,772,378
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.21% 11/25/33 (e)	1,300,000	1,314,178
Class M2, 4.28% 11/25/33 (e)	700,000	721,377
Series 2004-1 Class M2, 3.63% 1/25/35 (e)	3,700,000	3,746,141
Series 2004-2 Class M2, 3.68% 7/25/34 (e)	9,890,000	9,889,552
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.08% 3/25/34 (e)	400,000	399,982
Class M4, 3.43% 3/25/34 (e)	300,000	299,987
Class M6, 3.78% 3/25/34 (e)	400,000	403,574
First USA Credit Card Master Trust Series 2001-4 Class B, 2.82% 1/12/09 (e)	15,000,000	15,052,416
First USA Secured Note Trust Series 2001-3 Class C, 3.55% 11/19/08 (b)(e)	11,580,000	11,661,421
Fleet Credit Card Master Trust II Series 2002-A Class B, 2.82% 10/15/07 (e)	10,000,000	10,003,428
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.91% 10/15/07 (e)	19,600,000	19,698,284
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 2.75% 2/25/34 (e)	4,636,418	4,636,219
Class M1, 2.98% 2/25/34 (e)	750,000	749,967
Class M2, 3.03% 2/25/34 (e)	800,000	799,964
Series 2004-C Class 2A2, 3.08% 8/25/34 (e)	10,000,000	10,050,833
GE Business Loan Trust Series 2003-1 Class A, 2.91% 4/15/31 (b)(e)	6,215,951	6,260,355
Gracechurch Card Funding PLC:
Series 5:
Class B, 2.71% 8/15/08 (e)	1,520,000	1,522,014
Class C, 3.41% 8/15/08 (e)	5,580,000	5,608,542
Series 6 Class B, 2.67% 2/17/09 (e)	1,030,000	1,031,194
GS Mortgage Securities Corp.:
Series 2002-HE Class M1, 3.75% 11/20/32 (e)	3,017,000	3,093,548
Series 2003-FM1 Class M1, 3.32% 3/20/33 (e)	15,000,000	15,183,602
Series 2004-FF3 Class M2, 3.67% 5/25/34 (e)	4,650,000	4,649,790
Asset-Backed Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp.: - continued
Series 2004-FM1:
Class M1, 3.18% 11/25/33 (e)	$ 2,865,000	$ 2,864,872
Class M2, 3.93% 11/25/33 (e)	1,975,000	2,009,204
GSAMP Trust:
Series 2002-NC1:
Class A2, 2.85% 7/25/32 (e)	1,637,777	1,651,616
Class M1, 3.17% 7/25/32 (e)	8,861,000	8,967,014
Series 2004-FM2:
Class M1, 3.03% 1/25/34 (e)	3,500,000	3,499,844
Class M2, 3.63% 1/25/34 (e)	1,500,000	1,499,932
Class M3, 3.83% 1/25/34 (e)	1,500,000	1,499,931
Series 2004-HE1:
Class M1, 3.08% 5/25/34 (e)	4,045,000	4,044,819
Class M2, 3.68% 5/25/34 (e)	1,750,000	1,736,803
Class M3, 3.93% 5/25/34 (e)	1,250,000	1,240,700
Series 2005-NC1 Class M1, 2.95% 2/25/35 (c)(e)	9,010,000	9,010,000
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.33% 6/25/32 (e)	10,000,000	10,038,910
Series 2002-3 Class A5, 2.97% 2/25/33 (e)	2,921,102	2,923,083
Series 2002-4:
Class A3, 3.01% 3/25/33 (e)	4,280,827	4,288,369
Class M2, 4.58% 3/25/33 (e)	1,850,000	1,881,077
Series 2002-5:
Class A3, 3.05% 5/25/33 (e)	6,015,273	6,053,650
Class M1, 3.73% 5/25/33 (e)	13,800,000	14,109,356
Series 2003-1:
Class A2, 3% 6/25/33 (e)	9,198,143	9,221,762
Class M1, 3.53% 6/25/33 (e)	5,700,000	5,741,572
Series 2003-2:
Class A2, 2.91% 8/25/33 (e)	594,030	596,176
Class M1, 3.41% 8/25/33 (e)	2,245,000	2,274,762
Series 2003-3:
Class A2, 2.89% 8/25/33 (e)	3,750,551	3,763,015
Class M1, 3.39% 8/25/33 (e)	8,185,000	8,292,108
Series 2003-4:
Class M1, 3.33% 10/25/33 (e)	3,415,000	3,449,660
Class M2, 4.43% 10/25/33 (e)	4,040,000	4,102,323
Series 2003-5:
Class A2, 2.88% 12/25/33 (e)	9,895,999	9,925,838
Class M1, 3.23% 12/25/33 (e)	3,175,000	3,205,006
Class M2, 4.26% 12/25/33 (e)	1,345,000	1,384,046
Series 2003-7 Class A2, 2.91% 3/25/34 (e)	4,977,782	4,994,800
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2004-2 Class A2, 2.82% 7/25/34 (e)	$ 9,749,727	$ 9,749,314
Series 2004-3:
Class M1, 3.1% 8/25/34 (e)	2,015,000	2,014,910
Class M2, 3.73% 8/25/34 (e)	2,200,000	2,199,899
Class M3, 3.98% 8/25/34 (e)	950,000	949,956
Series 2004-4 Class A2, 2.85% 10/25/34 (e)	11,660,432	11,696,108
Series 2004-6 Class A2, 2.88% 12/25/34 (e)	12,649,463	12,681,941
Series 2004-7 Class A3, 2.92% 1/25/35 (e)	3,720,961	3,735,619
Series 2005-1:
Class M1, 2.9888% 5/25/35 (e)	9,705,000	9,705,000
Class M2, 3.0088% 5/25/35 (e)	3,880,000	3,880,000
Class M3, 3.0588% 5/25/35 (e)	5,825,000	5,825,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 2.77% 8/15/08 (e)	10,000,000	10,017,814
Household Credit Card Master Trust I Series 2002-1 Class B, 3.13% 7/15/08 (e)	22,589,000	22,663,483
Household Home Equity Loan Trust:
Series 2002-2 Class A, 2.8% 4/20/32 (e)	3,414,440	3,420,955
Series 2002-3 Class A, 2.95% 7/20/32 (e)	2,738,511	2,744,592
Series 2003-1 Class M, 3.13% 10/20/32 (e)	1,086,334	1,088,373
Series 2003-2:
Class A, 2.83% 9/20/33 (e)	4,053,005	4,065,733
Class M, 3.08% 9/20/33 (e)	1,905,924	1,912,225
Series 2004-1 Class M, 3.02% 9/20/33 (e)	3,768,537	3,777,215
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.15% 2/20/33 (e)	2,492,959	2,505,386
Series 2004-HC1:
Class A, 2.85% 2/20/34 (e)	7,654,584	7,670,035
Class M, 3% 2/20/34 (e)	4,627,989	4,631,977
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.03% 1/18/11 (e)	8,850,000	8,871,634
Series 2002-2:
Class A, 2.65% 1/18/11 (e)	9,000,000	9,016,462
Class B, 3.03% 1/18/11 (e)	14,275,000	14,375,356
Series 2002-3 Class B, 3.73% 9/15/09 (e)	4,150,000	4,177,327
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 2.72% 12/17/07 (e)	5,381,548	5,383,235
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 2.84% 6/25/35 (c)(e)	13,740,000	13,740,000
Class M1, 3.06% 6/25/35 (c)(e)	4,100,000	4,100,000
Class M2, 3.08% 6/25/35 (c)(e)	2,775,000	2,775,000
Class M3, 3.11% 6/25/35 (c)(e)	1,975,000	1,975,000
Asset-Backed Securities - continued
	Principal Amount	Value
IXIS Real Estate Capital Trust Series 2005-HE1: - continued
Class M4, 3.29% 6/25/35 (c)(e)	$ 4,940,000	$ 4,940,000
Class M5, 3.32% 6/25/35 (c)(e)	3,020,000	3,020,000
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09 (e)	17,947,151	18,005,482
Long Beach Mortgage Loan Trust:
Series 2002-4 Class 2S1, 5.25% 4/25/05 (f)	20,228,000	229,936
Series 2003-1 Class A2, 2.93% 3/25/33 (e)	769,475	770,521
Series 2003-2:
Class AV, 2.85% 6/25/33 (e)	1,053,946	1,055,051
Class M1, 3.35% 6/25/33 (e)	19,500,000	19,690,182
Series 2003-3 Class M1, 3.28% 7/25/33 (e)	7,770,000	7,847,823
Series 2004-2:
Class M1, 3.06% 6/25/34 (e)	4,275,000	4,271,420
Class M2, 3.61% 6/25/34 (e)	2,800,000	2,827,128
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.26% 4/25/33 (e)	3,500,000	3,530,776
Class M2, 4.38% 4/25/33 (e)	1,500,000	1,537,412
Series 2004-FRE1 Class M1, 3.08% 7/25/34 (e)	5,223,000	5,243,550
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.28% 3/17/08 (b)(e)	7,250,000	7,277,550
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 2.855% 10/15/08 (e)	30,000,000	30,069,528
Series 2001-B2 Class B2, 2.84% 1/15/09 (e)	30,353,000	30,462,611
Series 2002-B2 Class B2, 2.86% 10/15/09 (e)	20,000,000	20,111,192
Series 2002-B3 Class B3, 2.88% 1/15/08 (e)	15,000,000	15,013,875
Series 2002-B4 Class B4, 2.98% 3/15/10 (e)	14,800,000	14,939,884
Series 2003-B2 Class B2, 2.87% 10/15/10 (e)	1,530,000	1,541,612
Series 2003-B3 Class B3, 2.855% 1/18/11 (e)	1,130,000	1,136,305
Series 2003-B5 Class B5, 2.85% 2/15/11 (e)	705,000	711,125
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 2.99% 9/15/10 (e)	7,800,000	7,849,896
Series 1998-G Class B, 2.88% 2/17/09 (e)	20,000,000	20,060,062
Series 2000-C Class B, 2.855% 7/15/07 (e)	15,000,000	14,998,235
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.03% 7/25/34 (e)	2,125,000	2,124,906
Class M2, 3.08% 7/25/34 (e)	375,000	374,983
Class M3, 3.48% 7/25/34 (e)	775,000	774,965
Class M4, 3.63% 7/25/34 (e)	525,000	524,976
Merrill Lynch Mortgage Investors, Inc.:
Series 2002-HE1N Class N1, 3.13% 11/25/09 (b)(e)	245,424	245,500
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc.: - continued
Series 2003-HE1 Class M1, 3.23% 7/25/34 (e)	$ 2,321,000	$ 2,337,686
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 4.63% 11/25/32 (e)	2,370,000	2,451,644
Series 2003-HE1 Class M2, 4.43% 5/25/33 (e)	6,185,000	6,268,089
Series 2003-NC5 Class M2, 4.53% 4/25/33 (e)	2,800,000	2,849,725
Series 2003-NC6 Class M2, 4.48% 6/27/33 (e)	12,835,000	13,210,689
Series 2003-NC7:
Class M1, 3.23% 6/25/33 (e)	1,785,000	1,793,438
Class M2, 4.38% 6/25/33 (e)	1,000,000	1,019,784
Series 2003-NC8 Class M1, 3.23% 9/25/33 (e)	2,350,000	2,369,378
Series 2004-HE6 Class A2, 2.87% 8/25/34 (e)	10,476,102	10,478,230
Series 2004-NC6 Class A2, 2.87% 7/25/34 (e)	4,974,029	4,982,769
Series 2005-1:
Class M2, 3.0288% 1/25/35 (e)	4,425,000	4,425,000
Class M3, 3.0788% 1/25/35 (e)	4,000,000	4,000,000
Class M4, 3.2588% 1/25/35 (e)	787,000	787,000
Series 2005-HE1:
Class A3B, 2.7644% 12/25/34 (e)	3,885,000	3,885,000
Class M1, 2.9944% 12/25/34 (e)	1,100,000	1,100,000
Class M2, 3.0144% 12/25/34 (e)	2,970,000	2,970,000
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.38% 2/25/32 (e)	1,510,288	1,523,427
Class M2, 3.93% 2/25/32 (e)	10,149,500	10,272,423
Series 2001-NC3 Class M2, 4.03% 10/25/31 (e)	4,230,000	4,268,414
Series 2001-NC4:
Class M1, 3.53% 1/25/32 (e)	3,827,881	3,854,318
Class M2, 4.18% 1/25/32 (e)	1,645,000	1,659,561
Series 2002-AM3 Class A3, 3.02% 2/25/33 (e)	2,948,780	2,955,671
Series 2002-HE1 Class M1, 3.13% 7/25/32 (e)	2,700,000	2,721,513
Series 2002-HE2:
Class M1, 3.23% 8/25/32 (e)	9,925,000	9,984,697
Class M2, 3.78% 8/25/32 (e)	1,550,000	1,561,768
Series 2002-NC3 Class A3, 2.87% 8/25/32 (e)	1,693,380	1,697,675
Series 2002-NC5 Class M3, 4.33% 10/25/32 (e)	920,000	941,523
Series 2002-OP1 Class M1, 3.28% 9/25/32 (e)	1,545,000	1,558,374
Series 2003-NC1:
Class M1, 3.58% 11/25/32 (e)	2,555,000	2,581,009
Class M2, 4.58% 11/25/32 (e)	1,880,000	1,905,712
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 2.96% 1/25/33 (e)	1,436,302	1,437,923
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Class M2, 4.53% 1/25/33 (e)	$ 4,600,000	$ 4,689,203
Series 2003-6 Class M1, 3.25% 1/25/34 (e)	5,180,000	5,221,573
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 2.62% 6/15/09 (e)	18,550,330	18,571,028
Series 2004-A Class A4A, 2.55% 6/15/10 (e)	10,570,000	10,577,082
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.98% 6/25/34 (e)	1,450,000	1,451,229
Class M4, 3.505% 6/25/34 (e)	2,435,000	2,441,240
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.16% 9/25/34 (e)	2,940,000	2,960,680
Class M2, 3.21% 9/25/34 (e)	1,755,000	1,772,271
Class M3, 3.78% 9/25/34 (e)	3,355,000	3,356,135
Class M4, 3.98% 9/25/34 (e)	4,700,000	4,702,366
Series 2004-WCW2 Class A2, 2.91% 10/25/34 (e)	11,776,622	11,816,897
Series 2005-WCH1:
Class A3B, 2.65% 1/25/35 (e)	2,775,000	2,773,418
Class M2, 2.95% 1/25/35 (e)	4,175,000	4,175,000
Class M3, 2.99% 1/25/35 (e)	3,290,000	3,290,000
Class M5, 3.31% 1/25/35 (e)	3,095,000	3,095,000
Class M6, 3.41% 1/25/35 (e)	2,320,000	2,320,000
Providian Gateway Master Trust Series 2002-B Class A, 3.18% 6/15/09 (b)(e)	15,000,000	15,089,588
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 3.78% 10/25/34 (e)	5,500,000	5,568,025
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 2.93% 4/25/33 (e)	1,739,302	1,746,846
Saxon Asset Securities Trust Series 2004-2 Class MV1, 3.11% 8/25/35 (e)	4,495,000	4,513,021
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 2.905% 2/15/10 (e)	10,000,000	9,977,858
Series 2002-1 Class B, 2.85% 2/18/09 (e)	10,000,000	9,997,039
Series 2002-4:
Class A, 2.61% 8/18/09 (e)	27,000,000	27,016,246
Class B, 2.905% 8/18/09 (e)	33,300,000	33,344,289
Series 2002-5 Class B, 3.73% 11/17/09 (e)	30,000,000	30,052,917
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.05% 2/25/34 (e)	2,910,000	2,914,458
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.89% 2/25/34 (e)	1,389,968	1,389,908
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.93% 3/15/11 (b)(e)	10,835,000	10,863,778
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.96% 9/25/34 (e)	$ 4,687,109	$ 4,711,356
Series 2003-6HE Class A1, 3% 11/25/33 (e)	2,674,577	2,681,253
Series 2003-8HE Class A, 3% 12/25/34 (e)	3,457,897	3,459,799
Series 2004-1HE Class A1, 3.04% 2/25/35 (b)(e)	3,432,591	3,440,100
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	3,135,159	3,133,012
TOTAL ASSET-BACKED SECURITIES (Cost $2,041,312,718)		2,051,675,874
Collateralized Mortgage Obligations - 17.1%

Private Sponsor - 12.2%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 2.93% 2/25/35 (e)	12,076,781	12,115,378
Series 2004-4 Class 5A2, 2.93% 3/25/35 (e)	4,905,653	4,909,676
Series 2005-1 Class 5A2, 2.88% 5/25/35 (e)	7,875,000	7,875,000
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35 (e)	23,650,000	23,650,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 2.93% 5/25/33 (e)	7,845,816	7,847,549
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 2.93% 9/25/34 (e)	12,808,506	12,795,437
Series 2005-1 Class 2A1, 2.84% 3/25/35 (e)	16,450,000	16,450,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 2.93% 3/25/34 (e)	8,172,636	8,168,204
Series 2004-AR3 Class 6A2, 2.9% 4/25/34 (e)	3,504,028	3,507,856
Series 2004-AR4 Class 5A2, 2.9% 5/25/34 (e)	3,156,039	3,154,103
Series 2004-AR5 Class 11A2, 2.9% 6/25/34 (e)	4,535,742	4,525,928
Series 2004-AR6 Class 9A2, 2.9% 10/25/34 (e)	5,672,861	5,674,948
Series 2004-AR7 Class 6A2, 2.91% 8/25/34 (e)	8,320,907	8,328,675
Series 2004-AR8 Class 8A2, 2.91% 9/25/34 (e)	6,779,896	6,789,089
Series 2001-AR7 Class 3A2, 5.7048% 2/25/41 (e)	299,789	302,311
Series 2003-TFLA Class F, 2.9433% 4/15/13 (b)(e)	3,750,000	3,748,008
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	6,286,351	6,272,575
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 2.6746% 12/21/24 (e)	5,300,000	5,300,000
Class B1, 2.7246% 12/21/54 (e)	7,050,000	7,050,000
Class M1, 2.8246% 12/21/54 (e)	5,300,000	5,300,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 2.72% 3/20/44 (e)	$ 1,415,000	$ 1,415,099
Class 1C, 3.41% 3/20/44 (e)	4,075,000	4,090,200
Class 1M, 2.92% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 2.58% 6/20/28 (e)	6,500,000	6,498,217
Class 1B, 2.68% 6/20/44 (e)	1,230,000	1,230,048
Class 1C, 3.21% 6/20/44 (e)	4,475,000	4,483,566
Class 1M, 2.79% 6/20/44 (e)	2,285,000	2,285,089
Series 2004-3:
Class 1B, 2.67% 9/20/44 (e)	2,100,000	2,100,000
Class 1C, 3.1% 9/20/44 (e)	5,415,000	5,420,415
Class 1M, 2.78% 9/20/44 (e)	1,200,000	1,199,760
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.44% 7/15/40 (e)	2,560,000	2,583,416
Holmes Financing No. 8 PLC floater:
Series 1:
Class B, 2.77% 7/15/40 (e)	2,050,000	2,049,359
Class C, 3.26% 7/15/40 (e)	22,640,000	22,647,075
Series 2:
Class A, 2.72% 4/15/11 (e)	25,000,000	24,990,235
Class B, 2.81% 7/15/40 (e)	2,695,000	2,695,539
Class C, 3.36% 7/15/40 (e)	10,280,000	10,301,691
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.98% 10/25/34 (e)	5,303,251	5,318,270
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 2.9% 3/25/35 (e)	10,222,393	10,228,782
Series 2004-6 Class 1A2, 2.92% 10/25/34 (e)	4,393,995	4,389,350
Series 2005-1:
Class M1, 3.0288% 4/25/35 (e)	3,550,000	3,550,000
Class M2, 3.0588% 4/25/35 (e)	6,215,000	6,215,000
Class M3, 3.1088% 4/25/35 (e)	1,525,000	1,525,000
Class M4, 3.3288% 4/25/35 (e)	900,000	900,000
Class M5, 3.3588% 4/25/35 (e)	900,000	900,000
Class M6, 3.4288% 4/25/35 (e)	1,440,000	1,440,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 2.82% 3/25/35 (e)	16,345,000	16,345,000
Series 2004-6 Class 4A2, 4.181% 7/25/34 (c)(e)	5,969,000	5,947,971
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 2.92% 3/25/28 (e)	10,470,362	10,527,758
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc. floater: - continued
Series 2003-B Class A1, 2.87% 4/25/28 (e)	$ 10,084,417	$ 10,133,908
Series 2003-D Class A, 2.84% 8/25/28 (e)	9,549,477	9,561,771
Series 2003-E Class A2, 2.28% 10/25/28 (e)	13,765,111	13,735,586
Series 2003-F Class A2, 2.46% 10/25/28 (e)	15,891,109	15,871,746
Series 2004-A Class A2, 2.37% 4/25/29 (e)	14,816,286	14,739,754
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	11,894,165	11,866,935
Series 2004-C Class A2, 3.07% 7/25/29 (e)	16,713,022	16,676,810
Series 2004-D Class A2, 2.34% 9/25/29 (e)	12,432,185	12,418,528
Series 2004-E Class A2D, 2.64% 11/25/29 (e)	2,405,610	2,402,696
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,819,874	4,824,393
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 2.97% 10/25/32 (e)	1,635,673	1,636,719
Class M1, 3.38% 10/25/32 (e)	5,000,000	5,025,878
MortgageIT Trust floater Series 2004-2:
Class A1, 2.9% 12/25/34 (e)	5,469,557	5,469,551
Class A2, 2.98% 12/25/34 (e)	7,399,409	7,399,400
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,754,392
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	2,895,000	2,925,081
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,395,768
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,809,241
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,229,668
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,905,646
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	3,998,125
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,345,821
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	6,005,416	6,138,258
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.22% 3/10/35 (b)(e)	5,542,904	5,641,707
Class B5, 4.77% 3/10/35 (b)(e)	5,736,385	5,853,183
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.03% 11/25/34 (e)	4,785,649	4,811,498
Series 2003-RP2 Class A1, 2.98% 6/25/33 (b)(e)	5,192,322	5,210,755
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 2.2513% 9/20/33 (e)	$ 14,571,285	$ 14,545,287
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	13,281,705	13,269,697
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	8,250,602	8,233,656
Series 2004-10 Class A4, 2.58% 11/20/34 (e)	13,410,762	13,372,979
Series 2004-3 Class A, 2.33% 5/20/34 (e)	14,206,066	14,096,239
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	11,736,051	11,672,963
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	12,128,442	12,128,442
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	10,698,385	10,688,449
Class A3B, 3.16% 7/20/34 (e)	1,337,298	1,336,215
Series 2004-7:
Class A3A, 2.285% 8/20/34 (e)	9,887,080	9,877,126
Class A3B, 2.51% 7/20/34 (e)	1,779,129	1,791,247
Series 2004-8 Class A2, 2.35% 9/20/34 (e)	17,715,665	17,702,403
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,480,000	8,480,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 2.93% 9/25/33 (b)(e)	3,679,291	3,680,661
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.9% 9/25/34 (e)	25,918,906	25,962,033
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.725% 8/25/34 (e)	19,880,000	20,064,387
TOTAL PRIVATE SPONSOR		708,603,860
U.S. Government Agency - 4.9%
Fannie Mae:
floater:
Series 2000-38 Class F, 2.98% 11/18/30 (e)	1,425,306	1,435,867
Series 2000-40 Class FA, 3.03% 7/25/30 (e)	3,076,852	3,090,698
Series 2002-89 Class F, 2.83% 1/25/33 (e)	4,620,823	4,627,544
planned amortization class Series 2002-81 Class PU, 4.5% 5/25/20	7,256,023	7,255,114
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,874,679	6,060,836
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 2.88% 8/18/31 (e)	2,930,883	2,940,066
Series 2001-44 Class FB, 2.83% 9/25/31 (e)	2,730,878	2,738,708
Series 2001-46 Class F, 2.88% 9/18/31 (e)	7,864,928	7,908,494
Series 2002-11 Class QF, 3.03% 3/25/32 (e)	5,604,808	5,644,570
Series 2002-36 Class FT, 3.03% 6/25/32 (e)	1,786,164	1,801,004
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater: - continued
Series 2002-64 Class FE, 2.83% 10/18/32 (e)	$ 2,761,657	$ 2,770,635
Series 2002-65 Class FA, 2.83% 10/25/17 (e)	3,473,662	3,480,357
Series 2002-74 Class FV, 2.98% 11/25/32 (e)	9,941,946	10,006,332
Series 2003-11:
Class DF, 2.98% 2/25/33 (e)	4,479,361	4,509,396
Class EF, 2.98% 2/25/33 (e)	3,873,578	3,890,050
Series 2003-63 Class F1, 2.83% 11/25/27 (e)	7,307,471	7,310,519
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	2,265,382	2,272,602
Series 2001-56 Class KD, 6.5% 7/25/30	887,499	889,037
Series 2001-62 Class PG, 6.5% 10/25/30	8,689,489	8,779,712
Series 2001-70 Class PD, 6% 3/25/29	2,952,456	2,952,680
Series 2001-76 Class UB, 5.5% 10/25/13	3,304,781	3,323,200
Series 2002-16 Class QD, 5.5% 6/25/14	656,076	661,994
Series 2002-28 Class PJ, 6.5% 3/25/31	8,605,549	8,654,491
Series 2002-8 Class PD, 6.5% 7/25/30	7,180,486	7,253,314
Series 2003-17 Class PQ, 4.5% 3/25/16	7,393,082	7,395,673
Series 2004-33 Class ZK, 4.5% 4/25/34	2,426,886	2,421,448
Series 2004-37 Class ZB, 4.5% 5/25/34	5,028,172	5,016,557
Freddie Mac:
floater Series 2510 Class FE, 2.88% 10/15/32 (e)	6,969,232	7,007,982
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	4,461,699	4,480,487
Series 2353 Class PC, 6.5% 9/15/15	2,550,639	2,570,498
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 2.68% 7/15/31 (e)	5,952,860	5,958,082
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 2.83% 7/15/17 (e)	5,568,944	5,597,041
Series 2526 Class FC, 2.88% 11/15/32 (e)	4,791,604	4,819,359
Series 2538 Class FB, 2.88% 12/15/32 (e)	7,722,119	7,762,921
Series 2551 Class FH, 2.93% 1/15/33 (e)	4,308,403	4,327,674
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	17,331,818	17,496,765
Series 2368 Class PQ, 6.5% 8/15/30	517,214	517,213
Series 2394 Class ND, 6% 6/15/27	4,757,014	4,799,626
Series 2395 Class PE, 6% 2/15/30	9,994,927	10,124,563
Series 2398 Class DK, 6.5% 1/15/31	835,315	840,662
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class: - continued
Series 2410 Class ML, 6.5% 12/15/30	$ 4,553,705	$ 4,602,406
Series 2420 Class BE, 6.5% 12/15/30	6,455,266	6,514,974
Series 2435 Class GD, 6.5% 2/15/30	1,718,713	1,722,357
Series 2443 Class TD, 6.5% 10/15/30	6,204,047	6,272,960
Series 2461 Class PG, 6.5% 1/15/31	5,538,789	5,655,526
Series 2466 Class EC, 6% 10/15/27	2,471,981	2,477,211
Series 2483 Class DC, 5.5% 7/15/14	8,075,674	8,120,590
Series 2490 Class PM, 6% 7/15/28	2,785,926	2,793,045
Series 2556 Class PM, 5.5% 2/15/16	4,662,884	4,677,962
Series 2557 Class MA, 4.5% 7/15/16	1,541,540	1,543,625
Series 2776 Class UJ, 4.5% 5/15/20 (f)	8,273,075	513,031
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	12,004,188
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	1,645,085	1,653,476
Series 2445 Class BD, 6.5% 6/15/30	582	582
Series 2480 Class QW, 5.75% 2/15/30	3,140,752	3,152,030
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 2.83% 5/16/23 (e)	3,470,775	3,486,266
Series 2001-50 Class FV, 2.68% 9/16/27 (e)	10,703,590	10,700,870
Series 2001-62 Class KF, 2.88% 9/16/29 (e)	238,714	238,712
Series 2002-24 Class FX, 3.03% 4/16/32 (e)	3,283,764	3,313,292
Series 2002-31 Class FW, 2.88% 6/16/31 (e)	4,487,239	4,509,848
Series 2002-5 Class KF, 2.88% 8/16/26 (e)	1,085,487	1,086,453
TOTAL U.S. GOVERNMENT AGENCY		286,433,175
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $996,777,517)		995,037,035
Commercial Mortgage Securities - 7.2%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (b)(e)	5,025,000	5,125,527
Class D, 7.54% 8/3/10 (b)(e)	6,695,000	6,831,259
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 2.72% 9/8/14 (b)(e)	6,448,060	6,449,617
Series 2003-BBA2 Class A3, 2.8% 11/15/15 (b)(e)	5,038,226	5,046,708
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.11% 8/25/33 (b)(e)	7,584,720	7,644,568
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2003-2:
Class A, 3.11% 12/25/33 (b)(e)	$ 15,156,532	$ 15,258,366
Class M1, 3.38% 12/25/33 (b)(e)	2,466,482	2,497,506
Series 2004-1:
Class A, 2.89% 4/25/34 (b)(e)	6,976,515	6,955,258
Class B, 4.43% 4/25/34 (b)(e)	724,833	723,615
Class M1, 3.09% 4/25/34 (b)(e)	634,229	633,064
Class M2, 3.73% 4/25/34 (b)(e)	543,625	543,391
Series 2004-2:
Class A, 2.96% 8/25/34 (b)(e)	6,738,696	6,742,908
Class M1, 3.11% 8/25/34 (b)(e)	2,172,847	2,175,563
Series 2004-3:
Class A1, 2.9% 1/25/35 (b)(e)	6,851,069	6,854,281
Class A2, 2.95% 1/25/35 (b)(e)	952,199	952,943
Class M1, 3.03% 1/25/35 (b)(e)	1,141,845	1,141,845
Class M2, 3.53% 1/25/35 (b)(e)	744,681	744,681
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 2.73% 4/14/15 (b)(e)	7,084,461	7,086,127
Class JFCM, 4.05% 4/14/15 (b)(e)	1,344,296	1,345,976
Class JMM, 3.95% 4/14/15 (b)(e)	1,384,053	1,381,376
Class JSCM, 4.15% 4/14/15 (b)(e)	1,123,081	1,132,109
Class KFCM, 4.3% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.2% 4/14/15 (b)(e)	1,253,767	1,253,009
Class KSCM, 4.45% 4/14/15 (b)(e)	1,203,639	1,213,776
Class LFCM, 4.7% 4/14/15 (b)(e)	1,601,905	1,603,407
Class LSCM, 4.85% 4/14/15 (b)(e)	1,803,447	1,819,318
Class MFCM, 5% 4/14/15 (b)(e)	2,218,251	2,220,331
Class MSCM, 5.15% 4/14/15 (b)(e)	1,767,389	1,782,922
Series 2003-WEST Class A, 3.02% 1/3/15 (b)(e)	13,123,066	13,170,905
Series 2004-BBA3 Class E, 3.18% 6/15/17 (b)(e)	10,415,000	10,418,329
Series 2004-ESA Class A2, 2.79% 5/14/16 (b)(e)	6,565,000	6,582,261
Series 2004-HS2A:
Class E, 3.35% 1/14/16 (b)(e)	1,725,000	1,731,684
Class F, 3.5% 1/14/16 (b)(e)	1,125,000	1,129,355
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.86% 2/15/12 (b)(e)	24,300,000	24,359,824
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 2.89% 12/12/13 (b)(e)	896,672	893,326
Class C, 3.24% 12/12/13 (b)(e)	1,793,345	1,771,839
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM floater:
Series 2000-FL3A Class C, 3.24% 11/15/12 (b)(e)	$ 489,694	$ 489,537
Series 2001-FL5A:
Class D, 3.73% 11/15/13 (b)(e)	5,571,287	5,574,088
Class E, 3.98% 11/15/13 (b)(e)	5,000,000	5,004,148
Series 2002-FL6:
Class B, 2.81% 6/14/14 (b)(e)	5,000,000	5,000,602
Class F, 3.93% 6/14/14 (b)(e)	11,163,000	11,253,091
Class G, 4.38% 6/14/14 (b)(e)	5,000,000	5,028,426
Series 2002-FL7 Class A2, 2.83% 11/15/14 (b)(e)	1,729,431	1,730,736
Series 2003-FL9 Class B, 2.98% 11/15/15 (b)(e)	12,999,016	13,038,404
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 2.78% 9/15/14 (b)(e)	3,570,000	3,575,563
Class G, 3.46% 9/15/14 (b)(e)	1,345,000	1,347,082
Class H, 3.56% 9/15/14 (b)(e)	1,430,000	1,432,212
Class J, 4.08% 9/15/14 (b)(e)	490,000	490,754
Class K, 4.48% 9/15/14 (b)(e)	770,000	771,180
Class L, 4.68% 9/15/14 (b)(e)	625,000	624,969
Series 2004-HTL1:
Class B, 2.93% 7/15/16 (b)(e)	581,000	581,789
Class D, 3.03% 7/15/16 (b)(e)	1,320,000	1,320,555
Class E, 3.23% 7/15/16 (b)(e)	945,000	945,765
Class F, 3.28% 7/15/16 (b)(e)	1,000,000	1,001,210
Class H, 3.78% 7/15/16 (b)(e)	2,900,000	2,904,398
Class J, 3.93% 7/15/16 (b)(e)	1,115,000	1,116,688
Class K, 4.83% 7/15/16 (b)(e)	1,255,000	1,254,937
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.23% 12/15/11 (b)(e)	3,720,000	3,695,131
Series 2002-TFLA Class C, 3.04% 11/18/12 (b)(e)	3,675,000	3,689,129
Series 2003-TF2A Class A2, 2.8% 11/15/14 (b)(e)	9,500,000	9,509,456
Series 2004-FL1 Class B, 2.93% 5/15/14 (b)(e)	11,230,000	11,241,372
Series 2004-HC1:
Class A2, 2.98% 12/15/21 (b)(e)	1,475,000	1,474,997
Class B, 3.23% 12/15/21 (b)(e)	3,835,000	3,834,992
Series 2004-TFL1:
Class A2, 2.67% 2/15/14 (b)(e)	7,005,000	7,010,215
Class E, 3.03% 2/15/14 (b)(e)	2,800,000	2,807,428
Class F, 3.08% 2/15/14 (b)(e)	2,325,000	2,332,133
Class G, 3.33% 2/15/14 (b)(e)	1,875,000	1,880,689
Class H, 3.58% 2/15/14 (b)(e)	1,400,000	1,407,124
Class J, 3.88% 2/15/14 (b)(e)	750,000	754,493
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	$ 754,200	$ 772,742
Series 2003-TFLA Class A2, 2.85% 4/15/13 (b)(e)	7,205,000	7,213,519
Series 2003-TFLA Class G, 2.9433% 4/15/13 (b)(e)	2,095,000	2,037,099
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.28% 2/11/11 (b)(e)	500,000	499,301
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 5.65% 7/5/18 (b)(e)	2,290,847	2,290,847
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 2.91% 5/28/20 (b)(e)	3,300,479	3,301,812
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 4.9085% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 4.68% 7/11/15 (b)(e)	1,232,313	1,233,675
Class H, 5.43% 7/11/15 (b)(e)	12,525,233	12,583,945
Series 2003-LLFA:
Class A2, 2.84% 12/16/14 (b)(e)	11,700,000	11,737,999
Class B, 3.05% 12/16/14 (b)(e)	4,615,000	4,633,215
Class C, 3.15% 12/16/14 (b)(e)	4,982,000	5,004,326
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 2.95% 10/7/13 (b)(e)	3,489,876	3,489,908
Class D, 3.92% 10/7/13 (b)(e)	1,172,220	1,172,292
Class F, 4.34% 10/7/13 (b)(e)	6,431,229	6,427,529
Class G1, 5.15% 10/7/13 (b)(e)	6,000,000	5,999,992
Series 2002-XLF Class F, 4.55% 8/5/14 (b)(e)	7,907,903	7,907,895
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.28% 2/15/13 (b)(e)	10,495,000	10,490,712
Class D, 3.28% 2/15/13 (b)(e)	4,000,000	3,999,090
Series 2003-CDCA:
Class HBST, 4.08% 2/15/15 (b)(e)	1,920,000	1,922,400
Class HEXB, 4.38% 2/15/15 (b)(e)	770,000	770,963
Class JBST, 4.28% 2/15/15 (b)(e)	1,440,000	1,441,800
Class JEXB, 4.58% 2/15/15 (b)(e)	1,300,000	1,301,625
Class KBST, 4.63% 2/15/15 (b)(e)	815,000	816,019
Class KEXB, 4.98% 2/15/15 (b)(e)	960,000	961,200
Series 2000-NL1 Class E, 6.8139% 10/15/30 (b)(e)	4,345,000	4,497,297
Commercial Mortgage Securities - continued
	Principal Amount	Value
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.82% 5/15/09 (b)(e)	$ 18,000,000	$ 18,020,322
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.01% 3/24/18 (b)(e)	8,143,603	8,143,603
Wachovia Bank Commercial Mortgage Trust floater Series 2004-WHL3:
Class A2, 2.66% 3/15/14 (b)(e)	3,510,000	3,514,870
Class E, 2.98% 3/15/14 (b)(e)	2,190,000	2,197,536
Class F, 3.03% 3/15/14 (b)(e)	1,755,000	1,761,359
Class G, 3.26% 3/15/14 (b)(e)	875,000	878,409
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $416,568,878)		417,951,915
Cash Equivalents - 30.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (g)	$ 1,484,022,606	1,483,919,000
With Goldman Sachs & Co. at 2.35%, dated 1/6/05 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $270,555,985, 4.08%- 5.21%, 2/25/35 - 10/25/43)	265,484,361	264,998,172
TOTAL CASH EQUIVALENTS (Cost $1,748,919,000)		1,748,917,172
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $5,887,008,066)		5,896,262,380
NET OTHER ASSETS - (1.3)%		(76,770,694)
NET ASSETS - 100%		$ 5,819,491,686
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,356,825	$ (145,062)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,920,675	(121,462)
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,362,612	(66,654)
18 Eurodollar 90 Day Index Contracts	March 2006	17,827,650	(17,765)
4 Eurodollar 90 Day Index Contracts	June 2006	3,960,700	(7,566)
TOTAL EURODOLLAR CONTRACTS			(358,509)

Swap Agreements
	Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

June 2006	$ 10,000,000	$ 125,807
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $555,095,571 or 9.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,973,370.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,483,919,000 due 2/1/05 at 2.51%
Banc of America Securities LLC.	$360,891,717
Bank of America, National Association	123,381,783
Barclays Capital Inc.	370,145,350
Countrywide Securities Corporation	27,760,901
Deutsche Bank Securities Inc.	15,422,723
Goldman Sachs & Co.	92,536,337
Morgan Stanley & Co. Incorporated.	74,282,126
Societe Generale, New York Branch	33,929,990
UBS Securities LLC	215,918,121
Wachovia Capital Markets, LLC	138,804,506
WestLB AG	30,845,446
$ 1,483,919,000
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,886,381,340. Net unrealized appreciation aggregated $9,881,040, of which $15,197,140 related to appreciated investment securities and $5,316,100 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor High Income
Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

AHI-QTLY-0305

1.813042.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 90.2%
	Principal Amount	Value
Aerospace - 0.9%
Bombardier, Inc. 6.3% 5/1/14 (d)	$ 1,470,000	$ 1,260,525
Orbital Sciences Corp. 9% 7/15/11	1,725,000	1,932,000
Primus International, Inc. 10.5% 4/15/09 (d)	1,135,000	1,191,750
		4,384,275
Air Transportation - 3.4%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	2,340,000	2,205,450
6.977% 11/23/22	109,834	102,420
7.324% 4/15/11	370,000	299,700
7.377% 5/23/19	2,257,686	1,490,073
7.379% 5/23/16	1,121,329	740,077
7.8% 4/1/08	995,000	875,600
10.18% 1/2/13	430,000	296,700
AMR Corp. 10.2% 3/15/20	40,000	24,000
Delta Air Lines, Inc.:
7.9% 12/15/09	2,575,000	1,261,750
8.3% 12/15/29	4,952,000	1,931,280
9.5% 11/18/08 (d)	1,400,000	1,204,000
10% 8/15/08	985,000	571,300
Delta Air Lines, Inc. pass thru trust certificates:
7.379% 5/18/10	283,337	272,712
7.57% 11/18/10	820,000	782,888
7.711% 9/18/11	255,000	168,300
7.92% 5/18/12	460,000	303,600
Northwest Airlines Corp. 10% 2/1/09	3,245,000	2,368,850
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	282,228	237,072
7.67% 1/2/15	459,910	390,923
8.07% 1/2/15	959,494	614,076
		16,140,771
Automotive - 1.2%
Delco Remy International, Inc. 9.375% 4/15/12	1,890,000	1,880,550
Navistar International Corp. 7.5% 6/15/11	1,575,000	1,673,438
Tenneco Automotive, Inc.:
8.625% 11/15/14 (d)	860,000	892,250
10.25% 7/15/13	700,000	822,500
Visteon Corp. 8.25% 8/1/10	425,000	427,125
		5,695,863
Banks and Thrifts - 0.5%
Western Financial Bank 9.625% 5/15/12	2,285,000	2,582,050
Nonconvertible Bonds - continued
	Principal Amount	Value
Broadcasting - 0.3%
Gray Television, Inc. 9.25% 12/15/11	$ 610,000	$ 678,625
Paxson Communications Corp. 0% 1/15/09 (c)	950,000	907,250
		1,585,875
Building Materials - 2.2%
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (d)(e)	1,370,000	1,404,250
7.875% 12/15/12 (d)	1,115,000	1,075,975
Jacuzzi Brands, Inc. 9.625% 7/1/10	1,655,000	1,845,325
Maax Holdings, Inc. 0% 12/15/12 (c)(d)	2,795,000	1,760,850
Nortek, Inc. 8.5% 9/1/14	1,450,000	1,489,875
Texas Industries, Inc. 10.25% 6/15/11	2,435,000	2,824,600
		10,400,875
Cable TV - 3.3%
Cablevision Systems Corp. 6.6688% 4/1/09 (d)(e)	375,000	405,938
CSC Holdings, Inc. 7.25% 7/15/08	1,215,000	1,287,900
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,535,000	1,719,200
EchoStar DBS Corp.:
5.75% 10/1/08	4,765,000	4,800,738
6.625% 10/1/14 (d)	1,310,000	1,321,528
GCI, Inc. 7.25% 2/15/14	845,000	838,663
NTL Cable PLC 7.66% 10/15/12 (d)(e)	730,000	751,900
PanAmSat Corp. 9% 8/15/14	3,275,000	3,553,375
Telenet Group Holding NV 0% 6/15/14 (c)(d)	1,570,000	1,193,200
		15,872,442
Capital Goods - 3.3%
Amsted Industries, Inc. 10.25% 10/15/11 (d)	670,000	760,450
Dresser, Inc. 9.375% 4/15/11	1,605,000	1,733,400
Invensys PLC 9.875% 3/15/11 (d)	4,330,000	4,633,100
Leucadia National Corp. 7% 8/15/13	2,745,000	2,834,213
Park-Ohio Industries, Inc. 8.375% 11/15/14 (d)	1,035,000	1,024,650
Sensus Metering Systems, Inc. 8.625% 12/15/13	765,000	787,950
SPX Corp.:
6.25% 6/15/11	1,675,000	1,788,063
7.5% 1/1/13	2,160,000	2,359,800
		15,921,626
Chemicals - 5.1%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (d)	2,205,000	2,431,013
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Borden US Finance Corp./Nova Scotia Finance ULC:
7.41% 7/15/10 (d)(e)	$ 950,000	$ 988,000
9% 7/15/14 (d)	1,545,000	1,699,500
Equistar Chemicals LP 7.55% 2/15/26	2,310,000	2,275,350
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	965,000	1,061,500
10.125% 9/1/08	565,000	642,688
HMP Equity Holdings Corp. 0% 5/15/08	1,975,000	1,303,500
Huntsman ICI Holdings LLC 0% 12/31/09	2,025,000	1,134,000
Huntsman International LLC 7.375% 1/1/15 (d)	1,420,000	1,420,000
Huntsman LLC 9.91% 7/15/11 (d)(e)	1,450,000	1,609,500
Lyondell Chemical Co.:
9.5% 12/15/08	1,970,000	2,127,600
9.625% 5/1/07	1,260,000	1,376,550
Millennium America, Inc. 9.25% 6/15/08	3,095,000	3,443,188
NOVA Chemicals Corp.:
6.5% 1/15/12	1,755,000	1,838,363
7.4% 4/1/09	995,000	1,069,625
		24,420,377
Consumer Products - 0.6%
Church & Dwight Co., Inc. 6% 12/15/12 (d)	1,850,000	1,877,750
Jostens Holding Corp. 0% 12/1/13 (c)	680,000	482,800
Jostens IH Corp. 7.625% 10/1/12 (d)	550,000	563,750
		2,924,300
Containers - 2.5%
Anchor Glass Container Corp. 11% 2/15/13	535,000	572,450
Berry Plastics Corp. 10.75% 7/15/12	1,335,000	1,521,900
BWAY Corp. 10% 10/15/10	1,045,000	1,120,763
Crown Cork & Seal, Inc. 8% 4/15/23	65,000	63,375
Crown European Holdings SA:
9.5% 3/1/11	360,000	401,400
10.875% 3/1/13	1,735,000	2,038,625
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	2,060,000	2,255,700
8.75% 11/15/12	480,000	535,200
Owens-Illinois, Inc.:
7.35% 5/15/08	880,000	919,600
7.5% 5/15/10	2,450,000	2,584,750
		12,013,763
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - 0.7%
Corus Entertainment, Inc. 8.75% 3/1/12	$ 1,140,000	$ 1,234,050
LBI Media Holdings, Inc. 0% 10/15/13 (c)	1,240,000	911,400
LBI Media, Inc. 10.125% 7/15/12	1,020,000	1,137,300
		3,282,750
Electric Utilities - 6.6%
AES Corp.:
7.75% 3/1/14	1,820,000	1,929,200
8.75% 6/15/08	551,000	595,080
8.875% 2/15/11	1,929,000	2,150,835
9.375% 9/15/10	2,095,000	2,372,588
9.5% 6/1/09	1,291,000	1,445,920
AES Gener SA 7.5% 3/25/14	1,980,000	2,024,550
Chivor SA E.S.P. 9.75% 12/30/14 (d)	920,000	954,500
CMS Energy Corp.:
7.5% 1/15/09	45,000	47,475
7.75% 8/1/10	150,000	161,438
8.5% 4/15/11	855,000	954,394
8.9% 7/15/08	850,000	930,750
9.875% 10/15/07	1,825,000	2,016,625
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	1,135,000	1,186,075
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	195,000	212,550
Nevada Power Co. 6.5% 4/15/12	1,645,000	1,731,363
NRG Energy, Inc. 8% 12/15/13 (d)	4,860,000	5,212,326
Sierra Pacific Power Co. 6.25% 4/15/12	1,610,000	1,674,400
Sierra Pacific Resources 8.625% 3/15/14	575,000	639,688
TECO Energy, Inc.:
7% 5/1/12	1,650,000	1,775,813
7.2% 5/1/11	3,450,000	3,760,500
		31,776,070
Energy - 6.0%
Chesapeake Energy Corp.:
7.75% 1/15/15	1,700,000	1,844,500
8.125% 4/1/11	740,000	793,650
9% 8/15/12	530,000	598,900
El Paso Energy Corp. 6.95% 12/15/07	925,000	956,219
El Paso Production Holding Co. 7.75% 6/1/13	835,000	868,400
Hanover Compressor Co.:
0% 3/31/07	1,685,000	1,465,950
8.625% 12/15/10	290,000	314,650
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Hanover Compressor Co.: - continued
9% 6/1/14	$ 660,000	$ 729,300
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (d)	1,150,000	1,293,750
Newfield Exploration Co. 6.625% 9/1/14 (d)	1,290,000	1,360,950
Parker Drilling Co.:
7.15% 9/1/10 (e)	2,500,000	2,618,750
9.625% 10/1/13	420,000	466,200
Pride International, Inc. 7.375% 7/15/14	2,045,000	2,244,388
Range Resources Corp. 7.375% 7/15/13	1,880,000	1,992,800
Sonat, Inc.:
6.625% 2/1/08	430,000	436,450
7.625% 7/15/11	1,825,000	1,875,188
Stone Energy Corp. 6.75% 12/15/14 (d)	1,140,000	1,108,650
The Coastal Corp.:
6.375% 2/1/09	3,120,000	3,108,300
6.5% 6/1/08	865,000	871,488
7.625% 9/1/08	1,050,000	1,093,313
7.75% 6/15/10	2,740,000	2,849,600
		28,891,396
Entertainment/Film - 0.3%
Cinemark, Inc. 0% 3/15/14 (c)	2,035,000	1,536,425
Environmental - 0.5%
Allied Waste North America, Inc.:
5.75% 2/15/11	1,185,000	1,087,238
6.375% 4/15/11	960,000	907,200
8.875% 4/1/08	535,000	560,413
Browning-Ferris Industries, Inc. 6.375% 1/15/08	25,000	24,625
		2,579,476
Food and Drug Retail - 1.9%
Jean Coutu Group, Inc.:
7.625% 8/1/12 (d)	380,000	395,200
8.5% 8/1/14 (d)	1,115,000	1,112,213
Rite Aid Corp.:
6% 12/15/05 (d)	515,000	521,438
6.875% 8/15/13	1,375,000	1,216,875
8.125% 5/1/10	310,000	321,625
9.25% 6/1/13	1,880,000	1,865,900
9.5% 2/15/11	495,000	533,363
Nonconvertible Bonds - continued
	Principal Amount	Value
Food and Drug Retail - continued
Stater Brothers Holdings, Inc.:
5.99% 6/15/10 (e)	$ 1,875,000	$ 1,926,563
8.125% 6/15/12	1,340,000	1,407,000
		9,300,177
Food/Beverage/Tobacco - 3.5%
B&G Foods, Inc. 8% 10/1/11	1,315,000	1,400,475
Del Monte Corp. 9.25% 5/15/11	1,375,000	1,526,250
Dole Food Co., Inc. 7.25% 6/15/10	2,170,000	2,245,950
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,050,000	1,068,375
Smithfield Foods, Inc.:
7% 8/1/11	365,000	388,725
7.625% 2/15/08	1,640,000	1,742,500
7.75% 5/15/13	1,196,000	1,315,600
8% 10/15/09	2,635,000	2,898,500
Swift & Co. 10.125% 10/1/09	2,125,000	2,369,375
UAP Holding Corp. 0% 7/15/12 (c)(d)	1,240,000	992,000
United Agriculture Products, Inc. 8.75% 12/15/11 (d)	1,006,000	1,078,935
		17,026,685
Gaming - 4.4%
Mandalay Resort Group:
9.375% 2/15/10	1,230,000	1,416,099
10.25% 8/1/07	820,000	926,600
MGM MIRAGE:
6% 10/1/09	3,255,000	3,324,332
6.75% 9/1/12	1,840,000	1,936,600
8.5% 9/15/10	1,095,000	1,245,563
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	2,115,000	2,154,656
8% 4/1/12	645,000	694,214
MTR Gaming Group, Inc. 9.75% 4/1/10	1,365,000	1,501,500
Scientific Games Corp. 6.25% 12/15/12 (d)	1,260,000	1,278,900
Seneca Gaming Corp. 7.25% 5/1/12	1,580,000	1,625,425
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	1,105,000	1,248,650
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(d)	590,000	368,750
9% 1/15/12 (d)	820,000	861,000
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,630,000	2,814,100
		21,396,389
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - 6.7%
AmerisourceBergen Corp.:
7.25% 11/15/12	$ 2,675,000	$ 2,949,188
8.125% 9/1/08	455,000	501,638
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (d)	840,000	861,000
CDRV Investors, Inc. 0% 1/1/15 (c)(d)	5,055,000	2,982,450
Concentra Operating Corp.:
9.125% 6/1/12	980,000	1,078,000
9.5% 8/15/10	450,000	495,000
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (d)	1,460,000	1,525,700
Fisher Scientific International, Inc.:
8% 9/1/13	1,080,000	1,204,632
8.125% 5/1/12	225,000	249,800
Genesis HealthCare Corp. 8% 10/15/13	2,125,000	2,295,000
HCA, Inc. 5.5% 12/1/09	1,855,000	1,845,855
Mayne Group Ltd. 5.875% 12/1/11 (d)	1,410,000	1,445,250
Omega Healthcare Investors, Inc.:
7% 4/1/14	920,000	920,000
7% 4/1/14 (d)	940,000	940,000
PerkinElmer, Inc. 8.875% 1/15/13	2,255,000	2,536,875
Psychiatric Solutions, Inc. 10.625% 6/15/13	830,000	956,575
Senior Housing Properties Trust:
7.875% 4/15/15	945,000	1,034,775
8.625% 1/15/12	2,325,000	2,650,500
Tenet Healthcare Corp.:
6.375% 12/1/11	2,720,000	2,454,800
6.5% 6/1/12	330,000	295,350
7.375% 2/1/13	2,765,000	2,543,800
9.875% 7/1/14 (d)	580,000	601,750
		32,367,938
Homebuilding/Real Estate - 4.2%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	3,515,000	3,734,688
Beazer Homes USA, Inc.:
6.5% 11/15/13	430,000	436,450
8.375% 4/15/12	1,765,000	1,941,500
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (d)	380,000	380,000
8.875% 4/1/12	1,985,000	2,173,575
KB Home 7.75% 2/1/10	2,740,000	2,972,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
Standard Pacific Corp.:
5.125% 4/1/09	$ 1,665,000	$ 1,640,025
6.5% 10/1/08	490,000	512,050
6.875% 5/15/11	1,710,000	1,795,500
Technical Olympic USA, Inc.:
7.5% 3/15/11	720,000	720,000
9% 7/1/10	1,520,000	1,634,000
10.375% 7/1/12	255,000	286,875
WCI Communities, Inc.:
7.875% 10/1/13	1,025,000	1,094,188
10.625% 2/15/11	790,000	872,950
		20,194,701
Hotels - 1.1%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)	1,160,000	1,248,450
Host Marriott LP 7.125% 11/1/13	2,220,000	2,339,325
La Quinta Properties, Inc. 7% 8/15/12	1,645,000	1,716,969
		5,304,744
Insurance - 0.3%
Crum & Forster Holdings Corp. 10.375% 6/15/13	1,145,000	1,279,538
Leisure - 1.6%
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	1,195,000	633,350
Town Sports International, Inc. 9.625% 4/15/11	2,265,000	2,400,900
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,665,000	3,131,375
Universal City Florida Holding Co. I/II 7.2% 5/1/10 (d)(e)	1,520,000	1,592,200
		7,757,825
Metals/Mining - 1.7%
Century Aluminum Co. 7.5% 8/15/14 (d)	1,265,000	1,347,225
Compass Minerals International, Inc.:
0% 12/15/12 (c)	1,135,000	976,100
0% 6/1/13 (c)	1,780,000	1,459,600
Peabody Energy Corp. 6.875% 3/15/13	580,000	622,050
Vedanta Resources PLC 6.625% 2/22/10 (d)	1,965,000	1,960,088
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	1,535,000	1,565,700
		7,930,763
Nonconvertible Bonds - continued
	Principal Amount	Value
Paper - 1.3%
Georgia-Pacific Corp.:
8% 1/15/14	$ 1,985,000	$ 2,233,125
8.125% 5/15/11	535,000	615,250
8.875% 2/1/10	65,000	75,400
9.375% 2/1/13	600,000	693,000
9.5% 12/1/11	995,000	1,223,850
Norske Skog Canada Ltd. 8.625% 6/15/11	1,235,000	1,299,838
		6,140,463
Publishing/Printing - 1.2%
Houghton Mifflin Co. 9.875% 2/1/13	1,160,000	1,206,400
The Reader's Digest Association, Inc. 6.5% 3/1/11	4,290,000	4,483,050
		5,689,450
Railroad - 0.8%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,265,000	1,328,250
TFM SA de CV yankee:
10.25% 6/15/07	870,000	928,725
11.75% 6/15/09	1,555,000	1,568,606
		3,825,581
Restaurants - 0.6%
Friendly Ice Cream Corp. 8.375% 6/15/12	1,550,000	1,495,750
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (d)	1,340,000	1,306,500
		2,802,250
Services - 0.3%
Iron Mountain, Inc.:
6.625% 1/1/16	70,000	65,800
7.75% 1/15/15	190,000	192,850
8.625% 4/1/13	890,000	943,400
		1,202,050
Shipping - 2.8%
General Maritime Corp. 10% 3/15/13	2,075,000	2,365,500
OMI Corp. 7.625% 12/1/13	3,310,000	3,409,300
Overseas Shipholding Group, Inc. 8.25% 3/15/13	780,000	861,900
Ship Finance International Ltd. 8.5% 12/15/13	4,555,000	4,646,100
Teekay Shipping Corp. 8.875% 7/15/11	1,820,000	2,111,200
		13,394,000
Steels - 1.7%
Allegheny Technologies, Inc. 8.375% 12/15/11	1,495,000	1,637,025
CSN Islands VII Corp. 10.75% 9/12/08 (d)	1,110,000	1,259,850
CSN Islands VIII Corp. 9.75% 12/16/13 (d)	1,105,000	1,174,063
Nonconvertible Bonds - continued
	Principal Amount	Value
Steels - continued
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	$ 2,350,000	$ 2,702,500
Ryerson Tull, Inc. 8.25% 12/15/11 (d)	1,420,000	1,405,800
		8,179,238
Super Retail - 2.4%
Asbury Automotive Group, Inc. 9% 6/15/12	3,295,000	3,476,225
NBC Acquisition Corp. 0% 3/15/13 (c)	1,980,000	1,445,400
Nebraska Book Co., Inc. 8.625% 3/15/12	1,180,000	1,197,700
Saks, Inc.:
7% 12/1/13	585,000	598,894
7.5% 12/1/10	880,000	938,300
8.25% 11/15/08	365,000	399,675
9.875% 10/1/11	1,960,000	2,317,700
Sonic Automotive, Inc. 8.625% 8/15/13	1,075,000	1,144,875
		11,518,769
Technology - 7.2%
Advanced Micro Devices, Inc. 7.75% 11/1/12 (d)	2,340,000	2,337,075
Celestica, Inc. 7.875% 7/1/11	4,000,000	4,160,000
Flextronics International Ltd.:
6.25% 11/15/14 (d)	3,990,000	3,890,250
6.5% 5/15/13	2,365,000	2,388,650
Freescale Semiconductor, Inc.:
5.41% 7/15/09 (e)	1,150,000	1,196,000
6.875% 7/15/11	2,775,000	2,955,375
7.125% 7/15/14	625,000	673,438
Lucent Technologies, Inc.:
6.45% 3/15/29	2,380,000	2,124,150
6.5% 1/15/28	660,000	584,100
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
5.78% 12/15/11 (d)(e)	1,135,000	1,169,050
8% 12/15/14 (d)	260,000	271,050
Micron Technology, Inc. 6.5% 9/30/05 (f)	2,714,286	2,707,500
Sanmina-SCI Corp. 10.375% 1/15/10	935,000	1,058,888
Xerox Capital Trust I 8% 2/1/27	960,000	1,000,800
Xerox Corp.:
6.875% 8/15/11	4,330,000	4,584,388
7.125% 6/15/10	670,000	713,550
7.2% 4/1/16	220,000	233,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Xerox Corp.: - continued
7.625% 6/15/13	$ 1,265,000	$ 1,356,713
9.75% 1/15/09	1,035,000	1,190,250
		34,594,427
Telecommunications - 8.4%
Empresa Brasileira de Telecomm SA 11% 12/15/08	1,415,000	1,613,100
Intelsat Ltd.:
5.25% 11/1/08	1,455,000	1,367,700
6.5% 11/1/13	1,555,000	1,298,425
7.625% 4/15/12	1,805,000	1,638,038
Millicom International Cellular SA 10% 12/1/13 (d)	4,855,000	5,049,200
Mobile Telesystems Finance SA 8% 1/28/12 (d)	1,850,000	1,863,875
New Skies Satellites BV 7.4375% 11/1/11 (d)(e)	1,300,000	1,352,000
Nextel Communications, Inc.:
5.95% 3/15/14	1,000,000	1,037,040
6.875% 10/31/13	3,495,000	3,809,550
Qwest Capital Funding, Inc.:
7% 8/3/09	1,355,000	1,314,350
7.25% 2/15/11	1,575,000	1,512,000
7.9% 8/15/10	1,565,000	1,535,656
Qwest Corp.:
7.875% 9/1/11 (d)	1,080,000	1,155,600
9.125% 3/15/12 (d)	4,025,000	4,578,438
Rogers Communications, Inc.:
5.525% 12/15/10 (e)	880,000	924,000
7.25% 12/15/12	550,000	585,750
8% 12/15/12	630,000	670,950
9.625% 5/1/11	1,490,000	1,750,750
SBA Communications Corp. 8.5% 12/1/12 (d)	2,020,000	2,100,800
Time Warner Telecom Holdings, Inc. 6.29% 2/15/11 (e)	95,000	97,138
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	475,000	475,000
Time Warner Telecom, Inc. 10.125% 2/1/11	635,000	622,300
U.S. West Capital Funding, Inc. 6.375% 7/15/08	2,180,000	2,098,250
U.S. West Communications:
6.875% 9/15/33	930,000	841,650
7.2% 11/10/26	460,000	428,950
7.5% 6/15/23	825,000	804,375
		40,524,885
Nonconvertible Bonds - continued
	Principal Amount	Value
Textiles & Apparel - 0.7%
Levi Strauss & Co.:
9.75% 1/15/15 (d)	$ 1,395,000	$ 1,353,150
12.25% 12/15/12	1,975,000	2,133,000
		3,486,150
TOTAL NONCONVERTIBLE BONDS (Cost $417,610,163)		433,924,357
Commercial Mortgage Securities - 0.2%

Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (d)	114,707	116,395
Class BWE, 7.226% 10/11/37 (d)	159,592	161,814
Class BWF, 7.55% 10/11/37 (d)	138,646	140,853
Class BWG, 8.155% 10/11/37 (d)	134,656	135,809
Class BWH, 9.073% 10/11/37 (d)	99,745	102,296
Class BWJ, 9.99% 10/11/37 (d)	114,707	117,285
Class BWK, 10.676% 10/11/37 (d)	99,745	102,568
Class BWL, 10.1596% 10/11/37 (d)	162,584	154,329
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $976,446)		1,031,349
Common Stocks - 0.1%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	10	0
Chemicals - 0.1%
HMP Equity Holdings Corp. warrants 5/15/11 (a)(d) (Cost $223,909)	1,560	717,600
Floating Rate Loans - 6.9%
	Principal Amount
Air Transportation - 0.2%
American Airlines, Inc. term loan 9.5% 12/17/10 (e)	$ 750,000	759,375
Cable TV - 0.7%
Century Cable Holdings LLC Tranche B, term loan 7.25% 12/31/09 (e)	700,000	694,750
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - continued
Hilton Head Communications LP Tranche B, term loan 6.5% 3/31/08 (e)	$ 1,450,000	$ 1,424,625
NTL Investment Holdings Ltd. Tranche B, term loan 5.2038% 6/13/12 (e)	1,050,000	1,060,500
		3,179,875
Electric Utilities - 1.2%
Astoria Energy LLC term loan:
7.1882% 4/15/12 (e)	3,050,000	3,111,000
11.31% 4/15/12 (e)	810,000	830,250
Riverside Energy Center LLC:
term loan 6.98% 6/24/11 (e)	1,928,913	1,967,491
Credit-Linked Deposit 6.98% 6/24/11 (e)	87,082	88,389
		5,997,130
Energy - 1.6%
El Paso Corp.:
Credit-Linked Deposit 5.16% 11/22/09 (e)	2,410,300	2,434,403
term loan 5.1875% 11/22/09 (e)	1,861,873	1,882,819
Headwaters, Inc.:
Tranche 2, term loan 8.08% 9/8/12 (e)	950,000	988,000
Tranche B1, term loan 7.5% 4/30/11 (e)	1,382,813	1,402,690
Magellan Midstream Holdings LP term loan 5.09% 12/10/11 (e)	896,446	909,892
		7,617,804
Homebuilding/Real Estate - 1.5%
General Growth Properties, Inc.:
Tranche A, term loan 4.64% 11/12/07 (e)	1,593,081	1,597,064
Tranche B, term loan 4.64% 11/12/08 (e)	1,600,000	1,616,000
LNR Property Corp.:
Tranche A, term loan 7.09% 1/31/08 (e)	1,000,000	1,010,000
Tranche B, term loan:
5.59% 1/31/08 (e)	2,050,000	2,065,375
7.84% 1/31/08 (e)	1,000,000	1,015,000
		7,303,439
Hotels - 0.5%
Wyndham International, Inc. term loan 7.1875% 6/30/06 (e)	2,235,165	2,240,753
Railroad - 0.1%
Kansas City Southern Railway Co. Tranche B1, term loan 4.2735% 3/30/08 (e)	350,000	354,813
Floating Rate Loans - continued
	Principal Amount	Value
Services - 0.3%
Knowledge Learning Corp. term loan 5.05% 1/7/12 (e)	$ 1,550,000	$ 1,557,750
Technology - 0.4%
ON Semiconductor Corp. Tranche G, term loan 5.5625% 12/15/11 (e)	2,050,000	2,067,938
Telecommunications - 0.4%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (e)	2,125,000	2,164,844
TOTAL FLOATING RATE LOANS (Cost $32,617,695)		33,243,721
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 2.31% (b) (Cost $8,448,162)	8,448,162	8,448,162
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $459,876,375)		477,365,189
NET OTHER ASSETS - 0.8%		3,671,405
NET ASSETS - 100%		$ 481,036,594
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $92,908,254 or 19.3% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,707,500 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	8/8/02 - 1/21/03	$ 2,382,916
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $459,362,340. Net unrealized appreciation aggregated $18,002,849, of which $21,658,043 related to appreciated investment securities and $3,655,194 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Government
Investment Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

AGOV-QTLY-0305

1.813059.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 74.2%
	Principal Amount	Value
U.S. Government Agency Obligations - 46.5%
Fannie Mae:
2.375% 12/15/05	$ 15,000,000	$ 14,904,720
3.875% 2/15/10	52,000,000	51,577,238
4.25% 5/15/09	12,500,000	12,674,950
6% 5/15/08	46,718,000	49,936,917
6.25% 2/1/11	24,260,000	26,590,682
6.25% 3/22/12	20,000,000	20,099,000
6.625% 9/15/09	1,620,000	1,799,055
6.625% 11/15/30	18,000,000	22,211,226
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	710,000	725,397
Federal Home Loan Bank 5.8% 9/2/08	17,275,000	18,390,360
Freddie Mac:
2.875% 12/15/06	8,000,000	7,920,136
3.625% 9/15/08	18,076,000	17,986,253
4.5% 1/15/14	21,550,000	21,650,595
5% 1/30/14	25,000,000	25,083,500
5.875% 3/21/11	6,960,000	7,507,668
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	281,523	295,855
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-D, 5.23% 5/15/05	20,851	20,935
Series 1994-A, 7.12% 4/15/06	2,412,296	2,476,101
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.39% 6/26/06	1,125,000	1,165,556
Series 1994-B, 7.5% 1/26/06	38,681	40,286
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	1,043,478	1,132,049
6.77% 11/15/13	1,176,922	1,294,615
6.99% 5/21/16	4,057,500	4,604,938
Private Export Funding Corp.:
secured:
5.34% 3/15/06	4,640,000	4,745,973
5.66% 9/15/11 (a)	2,610,000	2,809,699
5.685% 5/15/12	2,845,000	3,082,771
6.67% 9/15/09	880,000	978,337
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Private Export Funding Corp.: - continued
3.375% 2/15/09	$ 610,000	$ 599,048
4.974% 8/15/13 (b)	3,325,000	3,453,897
Small Business Administration guaranteed development participation certificates Series 2002-20K Class 1, 5.08% 11/1/22	5,410,693	5,554,613
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	8,560,000	8,672,675
6.6% 2/15/08	11,642,428	12,082,244
6.8% 2/15/12	5,000,000	5,606,780
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	2,100,000	2,175,031
5.96% 8/1/09	1,800,000	1,902,694
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	120,000	125,686
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		361,877,480
U.S. Treasury Inflation Protected Obligations - 4.9%
U.S. Treasury Inflation-Indexed Notes 2% 7/15/14	14,590,944	15,083,958
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	15,198,900	16,351,874
U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10	6,754,873	6,657,772
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		38,093,604
U.S. Treasury Obligations - 22.8%
U.S. Treasury Bonds:
6.125% 8/15/29	19,000,000	23,041,946
6.25% 8/15/23	1,500,000	1,799,004
8% 11/15/21	11,794,000	16,501,929
10% 5/15/10	11,170,000	11,401,253
12% 8/15/13	10,000,000	12,782,810
U.S. Treasury Notes:
2.5% 5/31/06	4,925,000	4,887,870
2.75% 7/31/06	32,000,000	31,820,000
3.125% 5/15/07	18,000,000	17,921,250
4% 6/15/09	3,319,000	3,368,397
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 8/15/13	$ 2,670,000	$ 2,702,750
4.25% 11/15/13	50,460,000	51,015,867
TOTAL U.S. TREASURY OBLIGATIONS		177,243,076
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $570,979,271)		577,214,160
U.S. Government Agency - Mortgage Securities - 6.8%

Fannie Mae - 5.8%
3.737% 1/1/35 (c)	219,459	219,596
3.827% 12/1/34 (c)	49,919	49,958
3.83% 1/1/35 (c)	150,000	150,234
3.836% 6/1/33 (c)	99,778	99,658
3.878% 6/1/33 (c)	650,738	650,669
3.913% 12/1/34 (c)	124,986	125,532
3.939% 10/1/34 (c)	194,494	196,042
3.971% 11/1/34 (c)	284,386	286,884
3.98% 1/1/35 (c)	200,000	201,094
3.987% 12/1/34 (c)	172,048	173,443
4% 9/1/18	3,250,828	3,188,467
4% 1/1/35 (c)	125,000	125,869
4.017% 12/1/34 (c)	1,000,000	994,801
4.021% 12/1/34 (c)	149,981	150,660
4.025% 1/1/35 (c)	274,945	276,545
4.029% 1/1/35 (c)	75,000	75,410
4.038% 12/1/34 (c)	97,633	98,901
4.048% 1/1/35 (c)	125,000	125,603
4.052% 2/1/35 (c)	125,000	125,767
4.072% 12/1/34 (c)	249,903	254,276
4.105% 1/1/35 (c)	272,125	274,703
4.118% 1/1/35 (c)	290,000	292,045
4.118% 2/1/35 (c)	100,000	100,813
4.12% 2/1/35 (c)	250,000	251,943
4.127% 1/1/35 (c)	274,315	276,304
4.128% 2/1/35 (c)	500,000	503,560
4.145% 2/1/35 (c)	300,000	298,627
4.17% 11/1/34 (c)	248,900	250,799
4.197% 1/1/35 (c)	225,000	227,180
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.2% 1/1/35 (c)	$ 545,327	$ 550,514
4.23% 11/1/34 (c)	88,947	89,893
4.324% 12/1/34 (c)	99,992	101,630
4.551% 8/1/34 (c)	340,602	350,076
4.826% 1/1/35 (c)	470,000	468,405
5.5% 12/1/17 to 8/1/27	2,101,279	2,148,837
6.5% 2/1/10 to 4/1/33	17,180,872	18,000,545
6.5% 2/1/20 (b)	7,945,000	8,404,320
7% 4/1/26 to 7/1/32	4,091,585	4,334,808
7.5% 3/1/28 to 4/1/29	46,084	49,488
8.5% 9/1/16 to 1/1/17	25,228	27,791
9% 11/1/11 to 5/1/14	372,090	397,312
9.5% 11/1/06 to 5/1/20	254,965	281,177
11.5% 6/15/19	64,460	72,293
12.5% 8/1/15	2,462	2,769
		45,325,241
Freddie Mac - 0.3%
4.232% 1/1/35 (c)	774,000	780,198
4.985% 8/1/33 (c)	125,000	127,963
7.5% 3/1/15 to 3/1/16	872,728	924,068
8.5% 8/1/09 to 2/1/10	18,827	20,158
9% 10/1/08 to 10/1/20	63,528	68,804
9.5% 5/1/21 to 7/1/21	81,182	90,493
11% 7/1/13 to 5/1/14	117,051	129,272
12.5% 2/1/10 to 6/1/19	37,512	41,837
		2,182,793
Government National Mortgage Association - 0.7%
6.5% 6/20/34	4,347,266	4,565,666
7.5% 9/15/06 to 8/15/29	188,198	196,290
8% 12/15/23	548,562	600,274
9% 9/15/05 to 12/15/09	2,253	2,273
10.5% 11/15/17 to 1/20/18	82,774	91,969
13.5% 7/15/11	11,363	12,985
		5,469,457
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $52,601,395)		52,977,491
Collateralized Mortgage Obligations - 16.6%
	Principal Amount	Value
U.S. Government Agency - 16.6%
Fannie Mae planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	$ 3,536,398	$ 3,733,604
Series 1993-160 Class PK, 6.5% 11/25/22	945,142	949,754
Series 1993-187 Class L, 6.5% 7/25/23	1,491,319	1,541,232
Series 1994-27 Class PJ, 6.5% 6/25/23	1,563,420	1,590,003
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	2,739,298	2,788,474
Series 2001-53 Class OH, 6.5% 6/25/30	5,215	5,205
Series 2001-56 Class KD, 6.5% 7/25/30	1,283,604	1,285,828
Series 2002-49 Class KG, 5.5% 8/25/17	6,500,000	6,719,655
Series 2003-73 Class GA, 3.5% 5/25/31	5,810,450	5,612,515
Series 2004-21 Class QE, 4.5% 11/25/32	1,500,000	1,453,817
sequential pay:
Series 2001-46 Class ZG, 6% 9/25/31	7,361,389	7,610,863
Series 2002-63 Class LA, 5.5% 10/25/16	5,575,889	5,674,400
Freddie Mac sequential pay:
Series 2114 Class ZM, 6% 1/15/29	515,536	538,382
Series 2343 Class VD, 7% 8/15/16	5,164,000	5,366,110
Series 2361 Class KB, 6.25% 1/15/28	6,914,466	7,030,849
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 1681 Class PJ, 7% 12/15/23	4,000,000	4,194,119
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1141 Class G, 9% 9/15/21	209,416	209,160
Series 1671 Class G, 6.5% 8/15/23	7,055,538	7,158,608
Series 1727 Class H, 6.5% 8/15/23	2,600,000	2,643,335
Series 2136 Class PQ, 6.5% 10/15/27	351,277	351,765
Series 2275 Class PM, 6.5% 10/15/29	337,213	337,496
Series 2368 Class PQ, 6.5% 8/15/30	191,948	191,948
Series 2435 Class GD, 6.5% 2/15/30	220,390	220,857
Series 2473 Class JB, 5.5% 2/15/29	125,655	125,635
Series 2483 Class DC, 5.5% 7/15/14	1,049,831	1,055,670
Series 2498 Class PD, 5.5% 2/15/16	505,000	516,378
Series 2543 CLass PM, 5.5% 8/15/18	1,088,800	1,107,235
Series 2587 Class UP, 4% 8/15/25	5,069,286	5,040,416
Series 2622 Class PE, 4.5% 5/15/18	2,640,000	2,571,988
Series 2707 Class QD, 4.5% 5/15/17	2,625,000	2,622,314
Series 2828 Class JA, 4.5% 1/15/10	1,580,000	1,596,517
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2285 Class VB, 6.5% 10/15/16	$ 966,697	$ 968,111
Series 2448 Class VH, 6.5% 5/15/18	4,835,000	4,931,457
Series 2587 Class AD, 4.71% 3/15/33	5,784,746	5,341,544
Series 2750 Class ZT, 5% 2/15/34	900,248	829,513
Series 2773 Class HC, 4.5% 4/15/19	703,518	684,116
Series 2831 Class AC, 5% 1/15/18	1,882,602	1,901,621
Series FHR 2809 Class UB, 4% 9/15/17	7,000,000	6,771,856
Series 2568 Class SA, 8.352% 9/15/28 (c)	28,753	28,810
Series 2769 Class BU, 5% 3/15/34	1,493,159	1,477,279
Series 2877 Class JC, 5% 10/15/34	1,817,391	1,839,242
Series FHR 2781 Class KK, 5.5% 6/15/33	4,325,000	4,315,397
target amortization class Series 2156 Class TC, 6.25% 5/15/29	5,347,253	5,534,642
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 2001-53 Class TA, 6% 12/20/30	237,352	238,678
Series 2002-19 Class PE, 6% 10/20/30	7,264,611	7,283,154
Series 2002-5 Class PD, 6.5% 5/16/31	4,955,769	5,061,979
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $128,970,794)		129,051,531
Commercial Mortgage Securities - 0.3%

Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38 (Cost $1,881,933)	1,775,649	1,883,783
Cash Equivalents - 3.4%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (Cost $26,411,000)	$ 26,412,844	$ 26,411,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $780,844,393)		787,537,965
NET OTHER ASSETS - (1.3)%		(9,794,731)
NET ASSETS - 100%		$ 777,743,234
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,809,699 or 0.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $781,200,907. Net unrealized appreciation aggregated $6,337,058, of which $10,492,194 related to appreciated investment securities and $4,155,136 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Floating Rate
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

AFR-QTLY-0305

1.813066.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (f) - 75.1%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.5%
DRS Technologies, Inc. term loan 4.2563% 11/4/10 (e)	$ 868	$ 878
Standard Aero Holdings, Inc. term loan 4.9901% 8/24/12 (e)	7,015	7,121
Titan Corp. Tranche B, term loan 5.2429% 6/30/09 (e)	6,905	7,025
Transdigm, Inc. term loan 4.67% 7/22/10 (e)	1,584	1,603
United Defense Industries, Inc. Tranche B, term loan 4.5692% 8/13/09 (e)	4,797	4,856
		21,483
Automotive - 2.0%
Accuride Corp. term loan 6.5% 1/31/12 (e)	7,000	7,053
Advance Auto Parts, Inc. Tranche B, term loan 4.2123% 9/30/10 (e)	3,000	3,034
Affinia Group, Inc. Tranche B, term loan 5.44% 11/30/11 (e)	7,540	7,663
AM General LLC Tranche B1, term loan 7.0053% 11/1/11 (e)	2,000	2,050
Cooper Standard Auto, Inc.:
Tranche B, term loan 4.75% 12/23/11 (e)	383	386
Tranche C, term loan 4.75% 12/23/11 (e)	617	621
CSK Automotive, Inc. Tranche B, term loan 4.85% 8/10/10 (e)	1,970	1,995
Enersys Capital, Inc. term loan 4.2745% 3/17/11 (e)	995	1,009
Federal-Mogul Corp. Tranche C, term loan 6.33% 1/1/49 (e)	2,000	2,005
Federal-Mogul Financing Trust Tranche B, term loan 4.9% 2/24/05 (e)	4,000	3,800
Goodyear Dunlop Tire Europe BV term loan 6.4% 4/30/05 (e)	8,776	8,831
Key Safety Systems, Inc. Tranche B, term loan 5.5503% 6/24/10 (e)	2,848	2,905
Mark IV Industries, Inc. Tranche B, term loan 5.3729% 6/23/11 (e)	2,985	3,037
SPX Corp. Tranche B1, term loan 4.625% 9/30/09 (e)	4,679	4,697
Tenneco Auto, Inc.:
Tranche B, term loan 5.35% 12/12/10 (e)	3,414	3,474
Tranche B1, Credit-Linked Deposit 5.4% 12/12/10 (e)	1,552	1,579
Travelcenters of America, Inc. term loan 4.3225% 11/14/08 (e)	6,000	6,045
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
TRW Automotive Holdings Corp.:
Tranche B, term loan 4.375% 6/30/12 (e)	$ 2,312	$ 2,315
Tranche E, term loan 3.88% 10/31/10 (e)	15,000	15,019
United Components, Inc. Tranche C, term loan 4.78% 6/30/10 (e)	1,417	1,439
		78,957
Broadcasting - 2.6%
Cumulus Media, Inc.:
Tranche A1, term loan 4.25% 3/28/09 (e)	5,088	5,107
Tranche E, term loan 4.25% 3/28/10 (e)	8,338	8,421
Tranche F, term loan 4.0625% 3/28/10 (e)	2,993	3,004
Emmis Operating Co. Tranche B, term loan 4.17% 11/10/11 (e)	22,000	22,220
Gray Television, Inc. term loan 4.3087% 6/30/11 (e)	5,000	5,056
LIN Television Corp. Tranche B, term loan 4.56% 12/31/07 (e)	9,090	9,181
Nexstar Broadcasting, Inc. Tranche D, term loan 4.31% 12/31/10 (e)	15,920	16,000
Radio One, Inc. Tranche A, term loan 3.065% 6/30/07 (e)	2,224	2,215
Raycom TV Broadcasting, Inc.:
Tranche A, term loan 4.375% 10/6/11 (e)	2,000	2,003
Tranche B, term loan 4.5625% 4/6/12 (e)	8,000	8,090
Sinclair Television Group, Inc.:
Tranche A, term loan 4.33% 6/30/09 (e)	8,000	8,020
Tranche C, term loan 4.33% 12/31/09 (e)	9,000	9,045
Spanish Broadcasting System, Inc. term loan 5.73% 10/30/09 (e)	4,802	4,862
		103,224
Building Materials - 0.7%
Contech Construction Products, Inc., Ohio term loan 4.94% 11/30/10 (e)	3,380	3,431
Goodman Global Holdings, Inc. term loan 4.8125% 12/23/11 (e)	10,450	10,607
National Waterworks, Inc. Tranche B1, term loan 5.06% 11/22/09 (e)	1,714	1,738
Nortek Holdings, Inc. term loan 4.7672% 8/27/11 (e)	11,970	12,165
Ply Gem Industries, Inc. term loan 5.2794% 2/12/11 (e)	1,935	1,952
		29,893
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 9.2%
Adelphia Communications Corp. Tranche B, term loan 4.8125% 3/31/05 (e)	$ 7,500	$ 7,538
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B, term loan 5.69% 9/1/11 (e)	2,700	2,717
Cablecom Gmbh:
Tranche B, term loan 5.74% 4/15/12 (e)	1,500	1,511
Tranche C, term loan 6.09% 4/15/13 (e)	1,500	1,511
Century Cable Holdings LLC Tranche B, term loan:
7.25% 6/30/09 (e)	2,703	2,690
7.25% 12/31/09 (e)	2,750	2,729
Century-TCI California LP term loan 5.25% 12/31/07 (e)	8,016	7,976
Charter Communication Operating LLC:
Tranche A, term loan 5.73% 4/27/10 (e)	8,000	7,930
Tranche B, term loan 5.9798% 4/7/11 (e)	104,511	104,096
Cox Communications, Inc. term loan 3.305% 12/8/09 (e)	5,000	5,000
DIRECTV Holdings LLC Tranche B2, term loan 4.4652% 3/6/10 (e)	15,114	15,265
Hilton Head Communications LP Tranche B, term loan 6.5% 3/31/08 (e)	7,150	7,025
Insight Midwest Holdings LLC:
Tranche A, term loan 4.1875% 6/30/09 (e)	23,372	23,313
Tranche B, term loan:
5.4375% 12/31/09 (e)	13,867	14,041
5.4375% 12/31/09 (e)	990	1,005
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B, term loan 4.9968% 9/30/10 (e)	3,980	4,025
Mediacom LLC Tranche B, term loan 4.8836% 3/31/13 (e)	14,000	14,053
NTL Investment Holdings Ltd. Tranche B, term loan 5.2038% 6/13/12 (e)	42,647	43,073
Olympus Cable Holdings LLC:
Tranche A, term loan 6.5% 6/30/10 (e)	11,200	11,088
Tranche B, term loan 7.25% 9/30/10 (e)	1,500	1,491
PanAmSat Corp. Tranche B, term loan 5.25% 8/20/11 (e)	52,597	53,057
Persona Communications, Inc. Tranche B, term loan 5.56% 7/30/11 (e)	995	1,005
Rainbow Media Holdings, Inc. Tranche B, term loan 5.19% 3/31/12 (e)	6,000	6,105
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Telewest Global Finance LLC:
Tranche B, term loan 4.8911% 12/20/12 (e)	$ 11,216	$ 11,370
Tranche C, term loan 5.3911% 12/20/13 (e)	8,577	8,695
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11 (e)	11,008	11,173
		369,482
Capital Goods - 1.9%
AGCO Corp. term loan 4.4841% 7/3/09 (e)	9,414	9,591
Alliance Laundry Systems LLC term loan 4.84% 1/27/12 (e)	4,400	4,455
Amsted Industries, Inc. Tranche B, term loan 5.4324% 10/15/10 (e)	6,806	6,925
Bucyrus International, Inc. term loan 4.5819% 7/28/10 (e)	2,535	2,573
Dresser, Inc. Tranche C, term loan 4.97% 4/10/09 (e)	4,278	4,342
Dresser-Rand Group, Inc. Tranche B, term loan 4.56% 10/29/11 (e)	9,465	9,595
Flowserve Corp. Tranche C, term loan 5.3579% 6/30/09 (e)	1,195	1,207
Invensys International Holding Ltd.:
Tranche A, term loan 5.4388% 3/5/09 (e)	1,946	1,970
Tranche B1, term loan 6.0913% 9/4/09 (e)	12,852	13,060
Ionics, Inc. term loan 5.31% 2/13/11 (e)	4,571	4,571
Polypore, Inc. term loan 4.8275% 11/12/11 (e)	5,970	6,015
Terex Corp.:
term loan 4.9669% 12/31/09 (e)	1,496	1,504
Tranche B, term loan 4.4251% 7/3/09 (e)	7,347	7,384
TriMas Corp. Tranche B, term loan 6.1875% 12/31/09 (e)	866	876
		74,068
Chemicals - 3.1%
Celanese AG:
Credit-Linked Deposit 4.9% 4/6/09 (e)	2,000	2,023
term loan 5.1047% 4/6/11 (e)	10,973	11,151
Celanese Holding LLC term loan 5.098% 1/26/12 (e)	26,000	26,260
Cognis Deutschland Gmbh & Co. Kg term loan 7.2225% 11/15/13 (e)	1,000	1,038
Hercules, Inc. Tranche B, term loan 3.9853% 10/8/10 (e)	5,466	5,500
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Huntsman International LLC term loan 5% 12/31/10 (e)	$ 17,513	$ 17,775
Huntsman LLC Tranche B, term loan 6.05% 3/31/10 (e)	18,800	19,129
Innophos, Inc. Tranche B, term loan 4.78% 8/13/10 (e)	4,391	4,440
Nalco Co. Tranche B, term loan 4.6351% 11/4/10 (e)	18,536	18,814
Rockwood Specialties Group, Inc. Tranche B, term loan 4.95% 7/30/12 (e)	14,700	14,774
SGL Carbon LLC term loan 4.95% 12/31/09 (e)	2,881	2,896
		123,800
Consumer Products - 2.1%
American Achievement Corp. Tranche B, term loan 5.3899% 3/25/11 (e)	3,476	3,524
Bombardier Recreational Products, Inc. term loan 4.9802% 12/18/10 (e)	425	430
Central Garden & Pet Co. Tranche B, term loan 4.3275% 5/14/09 (e)	985	991
Church & Dwight Co., Inc. Tranche B, term loan 4.31% 5/28/11 (e)	9,525	9,644
Jarden Corp. term loan 4.65% 1/21/12 (e)	10,000	10,075
Jostens IH Corp. Tranche B, term loan 4.8088% 10/4/11 (e)	14,750	14,787
Revlon Consumer Products Corp. term loan 8.505% 7/9/10 (e)	10,000	10,425
Riddell Bell Holdings, Inc. Tranche B, term loan 4.7506% 9/30/11 (e)	1,995	2,027
Sealy Mattress Co. term loan:
4.7982% 4/6/12 (e)	8,309	8,392
6.9% 4/2/13 (e)	2,000	2,050
Simmons Bedding Co. Tranche C, term loan 5.6244% 12/19/11 (e)	5,876	5,964
Simmons Co. term loan 7% 6/19/12 (e)	2,000	2,030
Sola International, Inc. term loan 5.08% 12/11/09 (e)	3,850	3,850
The Scotts Co. term loan 4.0625% 9/30/10 (e)	2,488	2,512
United Industries Corp. term loan 6.75% 4/30/11 (e)	4,164	4,164
Weight Watchers International, Inc.:
Tranche B, term loan 4.25% 3/31/10 (e)	1,221	1,233
Tranche C, term loan 4.16% 3/31/10 (e)	1,995	2,005
		84,103
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Containers - 2.7%
Ball Corp. Tranche B1, term loan 4.31% 12/19/09 (e)	$ 3,401	$ 3,444
Berry Plastics Corp. term loan 4.22% 7/22/10 (e)	1,713	1,737
BWAY Corp. Tranche B term loan 4.75% 6/30/11 (e)	5,468	5,550
Graham Packaging Holdings Co. Tranche B1, term loan 5.0905% 10/4/11 (e)	43,200	43,740
Intertape Polymer, Inc. Tranche B, term loan 4.7881% 7/28/11 (e)	7,980	8,070
Owens Illinois Group, Inc.:
Tranche A1, term loan 4.95% 4/1/07 (e)	8,902	9,051
Tranche B1, term loan 5.23% 4/1/08 (e)	3,294	3,351
Owens-Illinois, Inc. Tranche C1, term loan 5.33% 4/1/08 (e)	4,993	5,080
Printpack Holdings, Inc. Tranche C, term loan 4.8125% 3/31/09 (e)	728	739
Silgan Holdings, Inc. Tranche B, term loan 4.33% 11/30/08 (e)	11,916	12,050
Solo Cup Co. term loan 4.9934% 2/27/11 (e)	13,457	13,692
		106,504
Diversified Financial Services - 0.3%
Global Cash Access LLC/Global Cash Access Finance Corp. Tranche B, term loan 5.33% 3/10/10 (e)	6,455	6,552
Newkirk Master LP term loan 7.0212% 11/24/06 (e)	1,804	1,831
Refco Finance Holdings LLC term loan 5.27% 8/5/11 (e)	3,240	3,272
		11,655
Diversified Media - 1.0%
Adams Outdoor Advertising Ltd. term loan 4.92% 10/15/11 (e)	2,637	2,673
CanWest Media, Inc. Tranche E, term loan 4.7% 8/15/09 (e)	3,426	3,460
Cinram International, Inc. Tranche D, term loan 5.4% 9/30/09 (e)	3,945	4,014
Entravision Communications Corp. Tranche B, term loan 4.31% 2/24/12 (e)	6,000	6,045
Lamar Media Corp.:
Tranche A, term loan 3.7188% 6/30/09 (e)	2,000	2,010
Tranche C, term loan 4.0625% 6/30/10 (e)	15,944	16,104
R.H. Donnelly Corp. Tranche A3, term loan 4.2327% 12/31/09 (e)	2,818	2,836
Thomson Media, Inc. Tranche B1, term loan 4.69% 11/8/11 (e)	3,600	3,632
		40,774
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 5.1%
AES Corp. term loan 5.22% 8/10/11 (e)	$ 5,429	$ 5,524
Allegheny Energy Supply Co. LLC Tranche B, term loan 4.8982% 3/8/11 (e)	21,543	21,947
Astoria Energy LLC term loan 7.1882% 4/15/12 (e)	18,000	18,360
Calpine Generating Co. LLC term loan 6.14% 4/1/09 (e)	6,000	6,143
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (e)	31,950	33,867
Cogentrix Delaware Holdings, Inc. term loan 4.8275% 2/25/09 (e)	5,508	5,591
Coleto Creek WLE LP Tranche B, term loan 4.8275% 6/30/11 (e)	6,965	7,069
Dynegy Holdings, Inc. term loan 6.39% 5/28/10 (e)	8,259	8,424
Midwest Generation LLC term loan 5.6265% 4/27/11 (e)	1,868	1,889
Mirant Corp. Tranche 4, revolver loan 7.5% 8/31/04 (c)(e)	2,084	1,501
NorthWestern Energy Corp. term loan 4.03% 11/1/11 (e)	5,000	5,063
NRG Energy, Inc.:
Credit-Linked Deposit 4.325% 12/24/11 (e)	7,219	7,228
term loan 4.515% 12/24/11 (e)	9,281	9,281
Riverside Energy Center LLC:
term loan 6.98% 6/24/11 (e)	13,173	13,437
Credit-Linked Deposit 6.98% 6/24/11 (e)	595	604
Texas Genco LLC term loan 4.48% 12/14/11 (e)	50,000	50,625
Tucson Electric Power Co.:
term loan 3/25/11 (e)	2,000	1,980
Tranche B, Credit-Linked Deposit 4.8% 6/30/09 (e)	7,000	7,070
		205,603
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Energy - 3.4%
Belden & Blake Corp. term loan 5.0515% 7/7/11 (e)	$ 4,923	$ 4,972
Buckeye Pipe Line Co. term loan 4.8963% 12/17/11 (e)	3,000	3,019
El Paso Corp.:
Credit-Linked Deposit 5.16% 11/22/09 (e)	25,375	25,629
term loan 5.1875% 11/22/09 (e)	42,463	42,940
Lyondell-Citgo Refining LP term loan 4.5907% 5/21/07 (e)	7,960	8,040
Magellan Midstream Holdings LP term loan 5.09% 12/10/11 (e)	6,275	6,369
Premcor Refining Group, Inc. Credit-Linked Deposit 4.165% 4/13/09 (e)	9,000	9,113
Pride Offshore, Inc. term loan 4.15% 7/7/11 (e)	8,123	8,235
Quest Cherokee LLC:
Credit-Linked Deposit 6.455% 7/22/10 (e)	166	165
Tranche B, term loan 6.56% 7/22/10 (e)	1,328	1,315
Regency Gas Services LLC Tranche 1, term loan 5.392% 6/1/10 (e)	3,800	3,862
Tesoro Petroleum Corp. term loan 7.99% 4/15/08 (e)	965	987
Universal Compression, Inc. term loan 4.34% 2/15/12 (e)	8,000	8,110
Williams Production RMT Co. Tranche C, term loan 4.99% 5/30/08 (e)	13,915	14,141
		136,897
Entertainment/Film - 2.2%
Alliance Atlantis Communications, Inc. Tranche B, term loan 4.2944% 12/19/11 (e)	4,000	4,040
Carmike Cinemas, Inc. term loan 5.8275% 2/4/09 (e)	3,371	3,489
Cinemark USA, Inc. term loan 4.3497% 3/31/11 (e)	10,868	11,044
Loews Cineplex Entertainment Corp. term loan 4.6357% 6/30/11 (e)	23,342	23,662
Metro-Goldwyn-Mayer Studios, Inc. Tranche B, term loan 5.06% 4/30/11 (e)	20,948	20,948
Regal Cinemas Corp. term loan 4.56% 11/10/10 (e)	23,821	24,119
Wallace Theatre Corp. Tranche 1, term loan 5.81% 7/31/09 (e)	1,990	2,022
		89,324
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Environmental - 0.8%
Allied Waste Industries, Inc.:
Tranche A, Credit-Linked Deposit 5.15% 1/15/10 (e)	$ 1,131	$ 1,148
Tranche B, term loan 5.1252% 1/15/10 (e)	15,469	15,701
Tranche C, term loan 5.2639% 1/15/10 (e)	4,908	4,987
Tranche D, term loan 4.9% 1/15/10 (e)	4,940	5,008
Casella Waste Systems, Inc. Tranche B, term loan 5.1386% 1/24/10 (e)	2,940	2,969
Waste Services, Inc. Tranche B, term loan 7.0543% 3/31/11 (e)	997	1,004
		30,817
Food and Drug Retail - 1.5%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan 4.9997% 7/30/11 (e)	30,424	30,880
Nash-Finch Co. term loan 4.75% 11/12/10 (e)	2,000	2,023
Rite Aid Corp. term loan 4.2398% 9/21/09 (e)	27,938	28,147
		61,050
Food/Beverage/Tobacco - 2.0%
Commonwealth Brands, Inc. term loan 5.875% 8/28/07 (e)	474	481
Constellation Brands, Inc. Tranche B, term loan 4.5866% 11/30/11 (e)	45,000	45,565
Dean Foods Co. Tranche A, term loan 3.81% 8/13/09 (e)	2,000	2,008
Del Monte Corp. Tranche B, term loan 4.96% 12/20/10 (e)	6,160	6,221
Dr Pepper/Seven Up Bottling Group, Inc. Tranche B, term loan 4.4743% 12/19/10 (e)	9,470	9,588
Herbalife International, Inc. term loan 5.1586% 12/21/10 (e)	4,500	4,573
Michael Foods, Inc. Tranche B, term loan 5.0674% 11/21/10 (e)	7,814	7,931
OSI Group LLC term loan 4.81% 9/2/11 (e)	1,995	2,022
Reddy Ice Group, Inc. term loan:
5.0775% 8/15/09 (e)	790	795
5.0775% 8/15/09 (e)	296	299
		79,483
Gaming - 1.8%
Alliance Gaming Corp. term loan 4.9% 9/5/09 (e)	3,745	3,745
Ameristar Casinos, Inc.:
term loan 4.625% 12/20/06 (e)	2,700	2,741
Tranche B, term loan 4.625% 12/20/06 (e)	2,110	2,142
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Argosy Gaming Co. term loan 4.31% 6/30/11 (e)	$ 2,394	$ 2,394
Boyd Gaming Corp. term loan 4.225% 6/30/11 (e)	11,443	11,586
Choctaw Resort Development Enterprise term loan 4.39% 11/4/11 (e)	2,384	2,419
Green Valley Ranch Gaming LLC term loan 4.5013% 12/24/10 (e)	3,735	3,782
Herbst Gaming, Inc. term loan 4.89% 1/7/11 (e)	3,600	3,663
Marina District Finance Co., Inc. term loan 3.93% 10/14/11 (e)	6,180	6,234
Penn National Gaming, Inc. Tranche D, term loan 5.07% 9/1/07 (e)	1,352	1,369
Pinnacle Entertainment, Inc. term loan:
LIBOR +3% 8/27/10 (e)	875	877
5.58% 8/27/10 (e)	875	890
Venetian Casino Resort LLC Tranche B, term loan 4.9% 6/15/11 (e)	15,900	16,119
Wynn Las Vegas LLC term loan 4.685% 12/14/11 (e)	12,650	12,792
		70,753
Healthcare - 5.9%
Accredo Health, Inc. Tranche B, term loan 4.23% 6/30/11 (e)	4,973	5,004
Advanced Medical Optics, Inc. term loan 4.4949% 6/25/09 (e)	5,480	5,562
Alliance Imaging, Inc. Tranche C1, term loan 4.9212% 12/29/11 (e)	2,772	2,793
Beverly Enterprises, Inc. term loan 5.0818% 10/22/08 (e)	1,975	1,985
Community Health Systems, Inc. term loan 4.15% 8/19/11 (e)	36,483	36,666
Concentra Operating Corp. term loan 5.0452% 6/30/10 (e)	4,948	4,997
CONMED Corp. Tranche C, term loan 4.9527% 12/15/09 (e)	494	499
Cooper Companies, Inc. Tranche B, term loan 4.1875% 1/6/12 (e)	10,780	10,888
DaVita, Inc.:
Tranche B, term loan 4.5166% 6/30/10 (e)	20,694	20,849
Tranche C, term loan 4.2683% 6/30/10 (e)	14,464	14,500
Del Laboratories, Inc. term loan 4.9725% 7/27/11 (e)	4,950	5,000
Express Scripts, Inc. Tranche B, term loan 3.7012% 2/13/10 (e)	4,963	4,987
Fisher Scientific International, Inc. term loan 4.0775% 8/2/11 (e)	7,960	7,990
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Genesis HealthCare Corp. Tranche B, term loan 4.83% 12/1/10 (e)	$ 650	$ 659
HCA, Inc. term loan 3.58% 11/9/09 (e)	2,000	1,990
HealthSouth Corp. revolver loan 6% 6/14/07 (e)	9,685	9,685
Iasis Healthcare LLC Tranche B, term loan 4.81% 6/22/11 (e)	13,427	13,612
Kinetic Concepts, Inc. Tranche B1, term loan 4.31% 8/11/10 (e)	5,754	5,804
Multiplan, Inc. term loan 5.31% 3/4/09 (e)	2,667	2,707
PacifiCare Health Systems, Inc. Tranche B, term loan 4.1618% 12/6/10 (e)	20,000	20,075
Renal Care Group, Inc. term loan 4.0656% 2/10/09 (e)	2,888	2,902
Skilled Healthcare Group, Inc. term loan 5.34% 7/31/10 (e)	5,815	5,844
Sybron Dental Management, Inc. term loan 4.2568% 6/6/09 (e)	624	624
Triad Hospitals, Inc.:
Tranche A, term loan 4.58% 3/31/07 (e)	230	231
Tranche B, term loan 4.83% 9/30/08 (e)	7,376	7,505
U.S. Oncology, Inc. Tranche B, term loan 5.267% 8/20/11 (e)	8,955	9,067
Vanguard Health Holding Co. I term loan 5.79% 9/23/11 (e)	5,835	5,937
Vicar Operating, Inc. Tranche F, term loan 4.375% 9/30/08 (e)	2,132	2,153
VWR Corp. Tranche B, term loan 5.17% 4/7/11 (e)	4,943	5,017
Warner Chilcott Corp. term loan 5.23% 1/18/12 (e)	20,000	20,125
		235,657
Homebuilding/Real Estate - 2.4%
Apartment Investment & Management Co. term loan 4.75% 11/2/09 (e)	2,100	2,132
Blount, Inc. Tranche B, term loan 5.0788% 8/9/10 (e)	3,542	3,595
CB Richard Ellis Services, Inc. term loan 4.4105% 3/31/10 (e)	6,509	6,558
Corrections Corp. of America Tranche C, term loan 4.856% 3/31/08 (e)	1,337	1,357
Crescent Real Estate Funding XII LP term loan 4.64% 1/12/06 (e)	3,636	3,691
General Growth Properties, Inc.:
Tranche A, term loan 4.64% 11/12/07 (e)	21,905	21,960
Tranche B, term loan 4.64% 11/12/08 (e)	23,000	23,230
Lake Las Vegas LLC Tranche 1, term loan 5.1575% 11/1/09 (e)	13,573	13,675
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - continued
Landsource Communication Development LLC Tranche B, term loan 5.0625% 3/31/10 (e)	$ 3,800	$ 3,848
LNR Property Corp. Tranche B, term loan 5.59% 1/31/08 (e)	15,000	15,113
		95,159
Hotels - 0.7%
Starwood Hotels & Resorts Worldwide, Inc. term loan 3.8275% 10/9/06 (e)	12,156	12,156
Wyndham International, Inc. term loan:
7.1875% 6/30/06 (e)	13,872	13,907
8.1875% 4/1/06 (e)	2,862	2,870
		28,933
Insurance - 0.2%
Conseco, Inc. term loan 6.0775% 6/22/10 (e)	5,750	5,865
USI Holdings Corp. term loan 5.23% 8/11/09 (e)	1,975	1,980
		7,845
Leisure - 1.1%
Six Flags Theme Park, Inc. Tranche B, term loan 4.9% 6/30/09 (e)	22,486	22,823
Universal City Development Partners Ltd. term loan 4.5829% 6/9/11 (e)	18,090	18,361
Yankees Holdings LP term loan 4.9324% 6/25/07 (e)	3,000	3,045
		44,229
Metals/Mining - 2.0%
Compass Minerals Tranche B, term loan 4.7964% 11/28/09 (e)	189	191
CONSOL Energy, Inc. Credit-Linked Deposit 4.89% 6/30/10 (e)	7,000	7,000
Foundation Pennsylvania Coal Co. Tranche B, term loan 4.6886% 7/30/11 (e)	20,233	20,486
ICG LLC term loan 5.36% 10/1/10 (e)	8,718	8,849
Murray Energy Corp.:
Tranche 1, term loan 5.5588% 1/28/10 (e)	3,000	3,045
Tranche 2, term loan 10.3088% 1/28/11 (e)	3,000	3,158
Novelis, Inc. term loan 4.125% 1/7/12 (e)	20,000	20,125
Peabody Energy Corp. term loan 3.7636% 3/21/10 (e)	14,958	15,033
Stillwater Mining Co. term loan 5.875% 7/30/10 (e)	2,818	2,874
		80,761
Paper - 4.2%
Appleton Papers, Inc. term loan 4.56% 6/11/10 (e)	5,970	6,052
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Paper - continued
Boise Cascade Holdings LLC:
Tranche B, term loan 4.8438% 10/26/11 (e)	$ 41,959	$ 42,483
Tranche C, term loan 4.8438% 10/26/10 (e)	29,041	29,041
Buckeye Technologies, Inc. term loan 4.8588% 3/15/08 (e)	3,259	3,291
Georgia-Pacific Corp. term loan 3.4647% 7/2/09 (e)	21,000	20,974
Graphic Packaging International, Inc. Tranche B, term loan 5.1367% 8/8/10 (e)	16,094	16,396
Jefferson Smurfit Corp. U.S.:
Tranche B, term loan 5.3554% 9/16/10 (e)	362	367
Tranche C, term loan 5.8554% 9/16/11 (e)	397	402
Koch Cellulose LLC:
term loan 4.8% 5/7/11 (e)	9,441	9,535
Credit-Linked Deposit 4.39% 5/7/11 (e)	2,375	2,398
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 2.49% 11/1/10 (e)	3,990	4,045
Tranche B, term loan 4.5657% 11/1/11 (e)	26,537	26,902
Tranche C, term loan 4.4375% 11/1/11 (e)	7,184	7,283
		169,169
Publishing/Printing - 3.2%
Advanstar Communications, Inc. Tranche B, term loan 7.08% 10/11/07 (e)	188	189
Advertising Directory Solutions, Inc.:
Tranche 1, term loan 4.48% 11/9/11 (e)	16,950	17,098
Tranche 2, term loan 6.23% 5/9/12 (e)	6,760	6,937
American Media Operations, Inc. Tranche C1, term loan 5.3125% 4/1/07 (e)	2,518	2,556
CBD Media, Inc. Tranche D, term loan 5.09% 12/31/09 (e)	6,603	6,686
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 4.2828% 11/8/08 (e)	3,693	3,735
Tranche B, term loan 4.142% 5/8/09 (e)	5,565	5,628
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 4.5968% 9/9/09 (e)	3,132	3,163
Tranche B, term loan 4.3702% 9/9/10 (e)	14,066	14,225
Freedom Communication Holding, Inc. Tranche A, term loan 4.3933% 5/18/10 (e)	838	847
Freedom Communications, Inc. Tranche B, term loan 4.3968% 5/18/12 (e)	11,000	11,151
Herald Media, Inc. term loan 5.03% 7/22/11 (e)	2,488	2,531
Journal Register Co. Tranche B, term loan 4.0326% 8/12/12 (e)	3,000	3,011
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
MediaNews Group, Inc. Tranche C, term loan 4.08% 12/30/10 (e)	$ 9,950	$ 10,012
Morris Communications Co. LLC:
Tranche A, term loan 4.0625% 9/30/10 (e)	1,000	1,006
Tranche C, term loan 4.3125% 3/31/11 (e)	2,000	2,023
R.H. Donnelley Corp. Tranche B2, term loan 4.2694% 6/30/11 (e)	26,255	26,518
Sun Media Corp. Canada Tranche B, term loan 4.73% 2/7/09 (e)	1,743	1,756
The Reader's Digest Association, Inc.:
Tranche A, term loan 4.55% 11/20/07 (e)	2,183	2,205
Tranche B, term loan 4.55% 5/20/08 (e)	3,255	3,312
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B1, term loan 4.2003% 2/25/11 (e)	5,376	5,457
		130,046
Railroad - 0.4%
Helm Holding Corp. Tranche B, term loan 5.6195% 7/2/10 (e)	2,294	2,317
Kansas City Southern Railway Co. Tranche B1, term loan 4.2735% 3/30/08 (e)	10,000	10,138
RailAmerica, Inc. term loan 4.375% 9/29/11 (e)	4,577	4,658
		17,113
Restaurants - 0.6%
AFC Enterprises, Inc. Tranche B, term loan 7.25% 5/23/09 (e)	771	774
Carrols Corp. Tranche B, term loan 5.0625% 12/31/10 (e)	4,000	4,065
CKE Restaurants, Inc. term loan 4.9375% 5/1/10 (e)	1,808	1,831
Domino's, Inc. term loan 4.3125% 6/25/10 (e)	6,819	6,904
Jack in the Box, Inc. term loan 4.2532% 1/8/11 (e)	3,561	3,601
Landry's Seafood Restaurants, Inc. term loan 4.5287% 12/28/10 (e)	5,100	5,151
		22,326
Services - 1.3%
Acosta, Inc. term loan 5.293% 8/6/10 (e)	3,990	4,050
Allied Security Holdings LLC term loan 6.81% 6/30/10 (e)	4,905	4,978
CACI International, Inc. term loan 3.95% 4/30/11 (e)	4,967	5,030
Coinmach Corp. Tranche B, term loan 5.4651% 7/25/09 (e)	2,231	2,253
Coinstar, Inc. term loan 4.84% 7/1/11 (e)	6,152	6,245
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Iron Mountain, Inc.:
term loan 4.1875% 4/2/11 (e)	$ 11,338	$ 11,381
Tranche R, term loan 4.2188% 4/2/11 (e)	5,000	5,025
JohnsonDiversey, Inc. Tranche B, term loan 4.4337% 11/3/09 (e)	2,441	2,484
Knowledge Learning Corp. term loan 5.05% 1/7/12 (e)	3,000	3,015
Maxim Crane Works LP Tranche 1, term loan 7.25% 2/2/10 (e)	2,000	2,035
United Rentals, Inc.:
term loan 4.81% 2/14/11 (e)	2,478	2,515
Tranche B, Credit-Linked Deposit 4.65% 2/14/11 (e)	499	507
Wackenhut Corrections Corp. term loan 5.1314% 7/9/09 (e)	1,030	1,041
		50,559
Shipping - 0.2%
Baker Tanks, Inc. term loan 4.915% 1/30/11 (e)	3,301	3,326
Horizon Lines LLC Tranche B, term loan 5.39% 7/7/11 (e)	3,831	3,874
		7,200
Super Retail - 0.5%
Alimentation Couche-Tard, Inc. term loan 4.2782% 12/17/10 (e)	1,576	1,596
Blockbuster, Inc.:
Tranche A, term loan 4.44% 8/20/09 (e)	2,000	1,988
Tranche B, term loan 5.1375% 8/20/11 (e)	7,000	6,974
Buhrmann US, Inc. Tranche B1, term loan 4.94% 12/31/10 (e)	5,662	5,732
Hollywood Entertainment Corp. Tranche B, term loan 6.08% 3/31/08 (e)	2,382	2,388
Nebraska Book Co., Inc. term loan 4.67% 3/4/11 (e)	2,084	2,110
		20,788
Technology - 1.9%
Alliant Techsystems, Inc. Tranche B, term loan 4.3566% 3/31/11 (e)	3,724	3,771
AMI Semiconductor, Inc. term loan 5.0775% 9/26/08 (e)	2,370	2,394
Amphenol Corp. Tranche B1, term loan 4.1066% 5/6/10 (e)	10,000	10,113
Anteon International Corp. term loan 4.31% 12/31/10 (e)	6,945	6,997
Fairchild Semiconductor Corp. Tranche B3, term loan 4.6874% 12/31/10 (e)	9,000	9,090
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Global Imaging Systems, Inc. term loan 4.6557% 5/10/10 (e)	$ 2,736	$ 2,774
K & F Industries, Inc. term loan 5.0704% 11/18/12 (e)	7,507	7,629
ON Semiconductor Corp. Tranche G, term loan 5.5625% 12/15/11 (e)	11,000	11,096
Seagate Technology Holdings, Inc. term loan 4.5625% 5/13/07 (e)	1,950	1,982
The Relizon Co.:
Tranche B, term loan 5.3766% 2/20/11 (e)	1,301	1,301
Tranche B1, term loan 5.33% 2/20/11 (e)	142	142
Verifone, Inc. Tranche B, term loan 5.23% 6/30/11 (e)	2,975	3,012
Xerox Corp. term loan 4.33% 9/30/08 (e)	17,000	17,170
		77,471
Telecommunications - 7.4%
AAT Communications Corp. Tranche B, term loan 5.256% 1/16/12 (e)	15,000	15,225
Alaska Communications Systems Holding term loan 6.25% 2/1/12 (e)	8,000	8,050
American Tower LP Tranche B, term loan 4.2299% 8/31/11 (e)	27,363	27,636
Centennial Cellular Operating Co. LLC term loan 4.9472% 2/9/11 (e)	12,903	13,064
Cincinnati Bell, Inc. Tranche D, term loan 4.9968% 6/30/08 (e)	6,046	6,070
Inmarsat Ventures PLC:
Tranche B, term loan 5.5024% 12/17/10 (e)	1,715	1,732
Tranche C, term loan 6.0024% 12/17/11 (e)	1,718	1,735
Intelsat Ltd. term loan 4.375% 7/28/11 (e)	10,400	10,530
Iowa Telecommunication Services, Inc. Tranche B, term loan 4.5913% 11/23/11 (e)	2,000	2,020
Level 3 Communications, Inc. term loan 9.375% 12/2/11 (e)	7,000	7,245
New Skies Satellites BV term loan 5.3723% 5/2/11 (e)	11,930	11,990
Nextel Partners Operating Corp. Tranche C, term loan 4.9375% 5/31/11 (e)	16,000	16,200
Qwest Corp.:
Tranche A, term loan 7.39% 6/30/07 (e)	73,000	76,194
Tranche B, term loan 6.95% 6/30/10 (e)	6,000	6,113
SBA Senior Finance, Inc. Tranche C, term loan 4.8672% 10/31/08 (e)	12,825	13,018
SpectraSite Communications, Inc. Tranche B, term loan 4.03% 5/19/12 (e)	26,650	26,850
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Triton PCS, Inc. term loan 5.75% 11/18/09 (e)	$ 13,000	$ 13,195
USA Mobility, Inc. term loan 4.83% 11/16/06 (e)	5,297	5,343
Valor Telecommunications Enterprises LLC Tranche B1, term loan 6.0313% 11/10/11 (e)	5,985	6,037
Western Wireless Corp.:
Tranche A, term loan 4.6967% 5/28/10 (e)	10,450	10,476
Tranche B, term loan 5.5171% 5/26/11 (e)	15,224	15,338
		294,061
Textiles & Apparel - 0.2%
Kosa Lux Finance BV/Kosa UK Finance BV/Arteva Global Holdings BV/Kosa Canada Co. Tranche B, term loan 5.3125% 4/29/11 (e)	4,882	4,962
Polymer Group, Inc. term loan 5.78% 4/27/10 (e)	938	952
William Carter Co. Tranche C, term loan 4.9743% 9/30/08 (e)	571	578
		6,492
TOTAL FLOATING RATE LOANS (Cost $2,976,771)		3,005,679
Nonconvertible Bonds - 13.0%
Automotive - 0.1%
Delco Remy International, Inc. 6.66% 4/15/09 (e)	2,000	2,040
Tenneco Automotive, Inc. 8.625% 11/15/14 (d)	2,000	2,075
		4,115
Broadcasting - 1.1%
Granite Broadcasting Corp. 9.75% 12/1/10	4,545	4,340
Gray Television, Inc. 9.25% 12/15/11	1,000	1,113
Nexstar Broadcasting, Inc. 7% 1/15/14	4,760	4,665
Paxson Communications Corp.:
5.41% 1/15/10 (d)(e)	8,500	8,606
10.75% 7/15/08	2,000	2,115
Radio One, Inc. 8.875% 7/1/11	7,000	7,595
Spanish Broadcasting System, Inc. 9.625% 11/1/09	3,000	3,152
XM Satellite Radio, Inc. 7.66% 5/1/09 (e)	11,700	12,022
		43,608
Cable TV - 2.3%
Cablevision Systems Corp. 6.6688% 4/1/09 (d)(e)	7,000	7,578
CSC Holdings, Inc.:
7.875% 12/15/07	4,000	4,310
10.5% 5/15/16	2,000	2,240
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	$ 3,000	$ 3,360
EchoStar DBS Corp. 5.81% 10/1/08 (e)	73,625	76,018
		93,506
Capital Goods - 0.1%
Tyco International Group SA yankee 6.375% 2/15/06	3,000	3,087
Chemicals - 0.6%
Borden US Finance Corp./Nova Scotia Finance ULC 7.41% 7/15/10 (d)(e)	3,000	3,120
Georgia Gulf Corp. 7.625% 11/15/05	2,000	2,070
Huntsman Advanced Materials LLC 10.89% 7/15/08 (d)(e)	4,310	4,622
Huntsman ICI Chemicals LLC 10.125% 7/1/09	1,224	1,285
Huntsman LLC 9.91% 7/15/11 (d)(e)	2,000	2,220
Methanex Corp. yankee 7.75% 8/15/05	10,125	10,328
Millennium America, Inc. 7% 11/15/06	2,000	2,080
		25,725
Containers - 0.1%
Ball Corp. 7.75% 8/1/06	5,000	5,213
Diversified Media - 0.6%
Liberty Media Corp. 3.99% 9/17/06 (e)	22,000	22,257
Electric Utilities - 0.8%
AES Corp.:
8.5% 11/1/07	2,531	2,572
8.75% 6/15/08	4,000	4,320
Allegheny Energy Supply Co. LLC 10.25% 11/15/07 (d)	3,422	3,832
Allegheny Energy, Inc. 7.75% 8/1/05	3,000	3,045
CMS Energy Corp. 9.875% 10/15/07	12,000	13,260
Power Contract Financing LLC 5.2% 2/1/06 (d)	731	737
Southern California Edison Co. 8% 2/15/07	250	271
TECO Energy, Inc. 6.125% 5/1/07	4,000	4,100
		32,137
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - 1.5%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	$ 2,000	$ 2,115
El Paso Corp. 7.875% 6/15/12	2,000	2,085
El Paso Energy Corp. 6.95% 12/15/07	3,350	3,463
Parker Drilling Co. 7.15% 9/1/10 (e)	2,000	2,095
Pemex Project Funding Master Trust 3.79% 6/15/10 (d)(e)	25,000	25,800
Sonat, Inc. 7.625% 7/15/11	3,000	3,083
Southern Natural Gas Co. 8.875% 3/15/10	840	931
Tesoro Petroleum Corp. 8% 4/15/08	1,000	1,080
The Coastal Corp.:
6.5% 5/15/06	6,000	6,135
7.5% 8/15/06	2,000	2,083
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	2,000	2,433
Williams Companies, Inc. Credit Linked Certificate Trust IV 5.41% 5/1/09 (d)(e)	7,000	7,455
		58,758
Entertainment/Film - 0.5%
AMC Entertainment, Inc. 6.54% 8/15/10 (d)(e)	21,000	22,155
Food and Drug Retail - 0.6%
Rite Aid Corp.:
6% 12/15/05 (d)	7,000	7,088
8.125% 5/1/10	1,000	1,038
12.5% 9/15/06	9,000	9,990
Stater Brothers Holdings, Inc. 5.99% 6/15/10 (e)	5,950	6,114
		24,230
Food/Beverage/Tobacco - 0.1%
Canandaigua Brands, Inc. 8.625% 8/1/06	3,000	3,210
Dean Foods Co. 6.75% 6/15/05	3,000	3,030
		6,240
Gaming - 0.2%
Mandalay Resort Group:
9.5% 8/1/08	2,000	2,270
10.25% 8/1/07	2,000	2,260
Penn National Gaming, Inc. 6.875% 12/1/11	1,000	1,013
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (d)	3,000	2,940
		8,483
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 0.7%
Elan Finance PLC/Elan Finance Corp. 6.51% 11/15/11 (d)(e)	$ 14,000	$ 14,595
HCA, Inc. 5.5% 12/1/09	8,000	7,961
HealthSouth Corp.:
6.875% 6/15/05	2,000	2,010
7.375% 10/1/06	2,000	2,050
Tenet Healthcare Corp. 5.375% 11/15/06	1,000	1,020
		27,636
Leisure - 0.2%
Universal City Florida Holding Co. I/II 7.2% 5/1/10 (d)(e)	6,140	6,432
Metals/Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	8,000	7,990
10.125% 2/1/10	9,470	10,748
		18,738
Paper - 0.1%
Ainsworth Lumber Co. Ltd. 6.3% 10/1/10 (d)(e)	3,000	3,068
Boise Cascade LLC/Boise Cascade Finance Corp. 5.535% 10/15/12 (d)(e)	2,190	2,256
		5,324
Publishing/Printing - 0.3%
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11	430	449
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	5,000	5,600
Dex Media, Inc. 8% 11/15/13	3,000	3,188
R.H. Donnelley Finance Corp. I 8.875% 12/15/10	2,000	2,215
		11,452
Shipping - 0.4%
General Maritime Corp. 10% 3/15/13	5,000	5,700
OMI Corp. 7.625% 12/1/13	2,000	2,060
Ship Finance International Ltd. 8.5% 12/15/13	3,620	3,692
Teekay Shipping Corp. yankee 8.32% 2/1/08	1,225	1,231
Ultrapetrol Bahamas Ltd. 9% 11/24/14 (d)	3,910	3,783
		16,466
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Steels - 0.4%
Ispat Inland ULC 9.31% 4/1/10 (e)	$ 13,000	$ 14,268
Technology - 0.4%
Freescale Semiconductor, Inc. 5.41% 7/15/09 (e)	12,000	12,480
IOS Capital LLC 7.25% 6/30/08	85	88
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 5.78% 12/15/11 (d)(e)	2,390	2,462
		15,030
Telecommunications - 1.4%
AirGate PCS, Inc. 6.41% 10/15/11 (d)(e)	2,000	2,055
America Movil SA de CV 3.325% 4/27/07 (e)	1,000	1,003
American Tower Corp. 9.375% 2/1/09	1,288	1,352
Crown Castle International Corp. 10.75% 8/1/11	4,000	4,340
Dobson Cellular Systems, Inc. 6.96% 11/1/11 (d)(e)	2,000	2,105
Intelsat Ltd. 7.7938% 1/15/12 (d)(e)	6,000	6,180
Nextel Partners, Inc. 12.5% 11/15/09	3,000	3,420
Qwest Communications International, Inc. 6.04% 2/15/09 (d)(e)	3,000	3,038
Rogers Communications, Inc.:
5.525% 12/15/10 (e)	16,310	17,126
6.375% 3/1/14	3,000	3,008
Rural Cellular Corp. 6.99% 3/15/10 (e)	11,000	11,550
		55,177
TOTAL NONCONVERTIBLE BONDS (Cost $509,843)		520,037
Commercial Mortgage Securities - 0.2%
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2004-ESA Class K, 4.95% 5/14/16 (d)(e)	8,000	8,008
CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 4.8852% 12/15/09 (d)(e)	679	271
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $8,664)		8,279
Foreign Government and Government Agency Obligations - 0.1%

Venezuelan Republic 3.6925% 4/20/11 (e) (Cost $4,130)	5,000	4,500
Common Stocks - 0.0%
	Shares	Value (000s)
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	45	$ 0
Money Market Funds - 13.1%
Fidelity Cash Central Fund, 2.31% (b)	396,831,156	396,831
Fidelity Money Market Central Fund, 2.43% (b)	126,152,804	126,153
TOTAL MONEY MARKET FUNDS (Cost $522,984)		522,984
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.44%, dated 1/31/05 due 2/1/05) (Cost $8,412)	$ 8,413	8,412
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $4,030,804)		4,069,891
NET OTHER ASSETS - (1.7)%		(69,539)
NET ASSETS - 100%		$ 4,000,352
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $152,481,000 or 3.8% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $4,030,224,000. Net unrealized appreciation aggregated $39,667,000, of which $42,369,000 related to appreciated investment securities and $2,702,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

FAV-QTLY-0305

1.813029.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.1%
BorgWarner, Inc.	200	$ 10,738
Hotels, Restaurants & Leisure - 4.3%
Brinker International, Inc. (a)	5,220	196,324
Caesars Entertainment, Inc. (a)	2,260	43,686
CBRL Group, Inc.	508	20,884
Harrah's Entertainment, Inc.	670	42,371
Hilton Hotels Corp.	2,260	50,285
Mandalay Resort Group	1,160	81,896
Outback Steakhouse, Inc.	4,350	200,318
Royal Caribbean Cruises Ltd.	4,760	252,280
Wendy's International, Inc.	4,320	169,430
Yum! Brands, Inc.	710	32,909
		1,090,383
Household Durables - 0.6%
Jarden Corp. (a)	950	43,700
Newell Rubbermaid, Inc.	5,490	118,145
		161,845
Leisure Equipment & Products - 1.5%
Brunswick Corp.	3,030	139,744
Eastman Kodak Co.	5,600	185,304
K2, Inc. (a)	2,860	40,212
RC2 Corp. (a)	510	14,765
		380,025
Media - 1.9%
Clear Channel Communications, Inc.	1,820	59,023
E.W. Scripps Co. Class A	740	34,306
Emmis Communications Corp. Class A (a)	2,820	49,547
Lamar Advertising Co. Class A (a)	700	30,086
NTL, Inc. (a)	140	9,524
The Reader's Digest Association, Inc. (non-vtg.)	6,510	104,941
Tribune Co.	2,000	79,960
Viacom, Inc. Class B (non-vtg.)	2,825	105,486
		472,873
Multiline Retail - 1.4%
Big Lots, Inc. (a)	10,780	121,383
Family Dollar Stores, Inc.	2,600	86,970
Nordstrom, Inc.	3,240	156,330
		364,683
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.0%
AutoNation, Inc. (a)	2,790	$ 53,122
Blockbuster, Inc.:
Class A	167	1,530
Class B	167	1,460
Circuit City Stores, Inc.	2,130	30,502
Office Depot, Inc. (a)	2,260	39,075
OfficeMax, Inc. Delaware	1,300	38,363
Pier 1 Imports, Inc.	6,030	106,791
Select Comfort Corp. (a)	230	4,501
Sports Authority, Inc. (a)	2,500	63,425
Stage Stores, Inc. (a)	990	39,135
TBC Corp. New (a)	1,100	28,094
Tiffany & Co., Inc.	1,900	59,717
Toys 'R' Us, Inc. (a)	2,070	44,402
		510,117
Textiles, Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	3,740	156,856
Polo Ralph Lauren Corp. Class A	450	17,528
Warnaco Group, Inc. (a)	1,500	32,415
		206,799
TOTAL CONSUMER DISCRETIONARY		3,197,463
CONSUMER STAPLES - 1.9%
Beverages - 0.2%
Cott Corp. (a)	1,900	45,975
Food & Staples Retailing - 0.4%
Safeway, Inc. (a)	5,120	96,512
Food Products - 0.7%
Bunge Ltd.	700	39,578
Dean Foods Co. (a)	4,090	144,091
		183,669
Household Products - 0.6%
Colgate-Palmolive Co.	3,100	162,874
TOTAL CONSUMER STAPLES		489,030
ENERGY - 9.8%
Energy Equipment & Services - 8.2%
Baker Hughes, Inc.	3,500	151,550
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
BJ Services Co.	2,370	$ 113,879
Cooper Cameron Corp. (a)	3,450	194,615
ENSCO International, Inc.	2,770	94,817
FMC Technologies, Inc. (a)	2,830	86,683
GlobalSantaFe Corp.	2,500	88,400
Grant Prideco, Inc. (a)	6,025	118,090
Halliburton Co.	3,800	156,294
Helmerich & Payne, Inc.	3,630	137,577
Nabors Industries Ltd. (a)	1,920	96,768
National-Oilwell, Inc. (a)	4,550	167,804
Noble Corp.	3,290	175,522
Pride International, Inc. (a)	2,490	58,241
Smith International, Inc. (a)	3,000	177,600
Tenaris SA sponsored ADR	600	29,580
Transocean, Inc. (a)	3,230	142,120
Weatherford International Ltd. (a)	2,060	111,796
		2,101,336
Oil & Gas - 1.6%
Ashland, Inc.	2,780	170,636
McMoRan Exploration Co. (a)	1,400	23,660
Premcor, Inc.	2,070	99,360
Valero Energy Corp.	2,040	106,141
		399,797
TOTAL ENERGY		2,501,133
FINANCIALS - 11.7%
Capital Markets - 1.8%
Charles Schwab Corp.	2,410	27,088
Janus Capital Group, Inc.	4,730	70,146
Lehman Brothers Holdings, Inc.	1,720	156,847
Merrill Lynch & Co., Inc.	2,400	144,168
State Street Corp.	1,500	67,215
		465,464
Commercial Banks - 1.7%
Bank of America Corp.	2,168	100,530
North Fork Bancorp, Inc., New York	600	17,220
UnionBanCal Corp.	1,850	113,923
Wachovia Corp.	3,450	189,233
		420,906
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.4%
MBNA Corp.	4,000	$ 106,320
Diversified Financial Services - 0.1%
Citigroup, Inc.	600	29,430
Insurance - 3.4%
AFLAC, Inc.	3,550	140,261
AMBAC Financial Group, Inc.	1,860	142,997
Marsh & McLennan Companies, Inc.	1,620	52,650
MBIA, Inc.	2,690	160,701
MetLife, Inc.	2,560	101,760
Reinsurance Group of America, Inc.	1,310	61,596
Scottish Re Group Ltd.	470	10,843
St. Paul Travelers Companies, Inc.	4,030	151,286
Willis Group Holdings Ltd.	1,100	42,548
		864,642
Real Estate - 3.3%
Alexandria Real Estate Equities, Inc.	1,000	66,560
Boston Properties, Inc.	1,090	62,980
CenterPoint Properties Trust (SBI)	1,880	79,806
Duke Realty Corp.	2,190	68,109
Equity Residential (SBI)	1,700	53,618
General Growth Properties, Inc.	3,020	95,945
HomeBanc Mortgage Corp., Georgia	400	3,752
Kimco Realty Corp.	900	47,682
Public Storage, Inc.	1,120	58,811
Reckson Associates Realty Corp.	2,400	73,632
Simon Property Group, Inc.	1,260	74,718
Trizec Properties, Inc.	2,700	47,817
Vornado Realty Trust	1,420	98,179
		831,609
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	4,560	168,720
Fannie Mae	840	54,247
Freddie Mac	670	43,744
		266,711
TOTAL FINANCIALS		2,985,082
HEALTH CARE - 10.5%
Biotechnology - 0.5%
CSL Ltd.	2,201	52,777
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Global Bio-Chem Technology Group Co. Ltd.	20,000	$ 14,231
Millennium Pharmaceuticals, Inc. (a)	6,690	61,615
		128,623
Health Care Equipment & Supplies - 3.0%
Aspect Medical Systems, Inc. (a)	200	4,508
Baxter International, Inc.	9,150	308,904
Becton, Dickinson & Co.	1,070	60,616
Dade Behring Holdings, Inc. (a)	3,650	208,598
Fisher Scientific International, Inc. (a)	2,820	178,083
		760,709
Health Care Providers & Services - 6.2%
Accredo Health, Inc. (a)	500	14,890
AmerisourceBergen Corp.	3,300	192,324
Community Health Systems, Inc. (a)	6,410	185,762
HCA, Inc.	4,140	184,313
Laboratory Corp. of America Holdings (a)	1,300	62,205
McKesson Corp.	6,600	227,634
Omnicare, Inc.	1,400	43,050
PacifiCare Health Systems, Inc. (a)	670	41,225
Pediatrix Medical Group, Inc. (a)	1,820	121,558
Quest Diagnostics, Inc.	1,530	145,809
Triad Hospitals, Inc. (a)	2,770	112,711
Universal Health Services, Inc. Class B	4,370	188,085
WebMD Corp. (a)	7,030	53,077
		1,572,643
Pharmaceuticals - 0.8%
Schering-Plough Corp.	11,390	211,398
Wyeth	220	8,719
		220,117
TOTAL HEALTH CARE		2,682,092
INDUSTRIALS - 10.8%
Aerospace & Defense - 3.0%
EADS NV	3,360	102,697
GenCorp, Inc. (non-vtg.) (a)	1,350	25,083
Goodrich Corp.	2,850	97,755
Honeywell International, Inc.	2,340	84,193
Lockheed Martin Corp.	730	42,201
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	4,570	$ 321,271
Raytheon Co.	920	34,408
United Defense Industries, Inc.	1,350	64,706
		772,314
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	2,410	112,860
Southwest Airlines Co.	1,500	21,720
		134,580
Building Products - 0.8%
Masco Corp.	5,570	204,976
Commercial Services & Supplies - 1.0%
Aramark Corp. Class B	3,400	88,366
John H. Harland Co.	570	20,748
Knoll, Inc.	200	3,344
Manpower, Inc.	1,450	70,543
Steelcase, Inc. Class A	4,180	56,932
Waste Connections, Inc. (a)	235	7,393
		247,326
Construction & Engineering - 1.0%
Dycom Industries, Inc. (a)	2,930	79,608
EMCOR Group, Inc. (a)	500	21,480
Fluor Corp.	2,570	137,598
		238,686
Electrical Equipment - 0.0%
A.O. Smith Corp.	100	2,711
Industrial Conglomerates - 0.5%
Textron, Inc.	140	10,077
Tyco International Ltd.	2,950	106,613
		116,690
Machinery - 2.8%
AGCO Corp. (a)	260	5,338
Albany International Corp. Class A	3,950	134,893
Crane Co.	1,470	41,895
Eaton Corp.	140	9,519
Harsco Corp.	2,370	129,378
JLG Industries, Inc.	2,700	47,547
Kennametal, Inc.	3,740	183,036
SPX Corp.	1,850	77,515
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Wabash National Corp. (a)	2,720	$ 69,034
Watts Water Technologies, Inc. Class A	690	22,115
		720,270
Road & Rail - 1.2%
Canadian National Railway Co.	2,305	136,883
CSX Corp.	2,680	107,120
Laidlaw International, Inc. (a)	3,100	67,487
		311,490
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. Trust	200	5,868
TOTAL INDUSTRIALS		2,754,911
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.4%
Alcatel SA sponsored ADR (a)	8,380	120,002
Andrew Corp. (a)	3,630	47,408
Motorola, Inc.	8,550	134,577
Powerwave Technologies, Inc. (a)	7,400	58,238
		360,225
Computers & Peripherals - 3.8%
Dell, Inc. (a)	150	6,264
Maxtor Corp. (a)	19,880	94,032
NCR Corp. (a)	1,200	41,016
Seagate Technology	12,800	216,576
Storage Technology Corp. (a)	7,490	235,860
UNOVA, Inc. (a)	5,030	115,992
Western Digital Corp. (a)	25,350	273,020
		982,760
Electronic Equipment & Instruments - 5.1%
Arrow Electronics, Inc. (a)	5,280	124,661
Avnet, Inc. (a)	9,000	161,280
Celestica, Inc. (sub. vtg.) (a)	16,110	209,642
Flextronics International Ltd. (a)	24,070	340,591
Mettler-Toledo International, Inc. (a)	3,260	163,522
Solectron Corp. (a)	16,190	80,464
Symbol Technologies, Inc.	12,170	222,711
		1,302,871
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.7%
Affiliated Computer Services, Inc. Class A (a)	2,050	$ 111,090
BearingPoint, Inc. (a)	13,200	104,148
Ceridian Corp. (a)	12,130	214,701
		429,939
Office Electronics - 1.5%
Xerox Corp. (a)	23,670	375,864
Semiconductors & Semiconductor Equipment - 2.9%
Agere Systems, Inc.:
Class A (a)	3,910	5,630
Class B (a)	13,380	19,267
AMIS Holdings, Inc. (a)	3,120	33,571
Applied Materials, Inc. (a)	6,700	106,530
ASML Holding NV (NY Shares) (a)	7,200	118,296
ATMI, Inc. (a)	200	4,546
Exar Corp. (a)	700	10,059
Fairchild Semiconductor International, Inc. (a)	7,190	102,601
Freescale Semiconductor, Inc.:
Class A	2,600	44,460
Class B (a)	5,100	89,097
Microsemi Corp. (a)	1,700	26,231
National Semiconductor Corp.	5,700	96,501
Novellus Systems, Inc. (a)	2,940	76,881
		733,670
Software - 1.6%
Borland Software Corp. (a)	6,017	51,626
Cadence Design Systems, Inc. (a)	7,200	95,976
Hummingbird Ltd. (a)	300	7,230
McAfee, Inc. (a)	1,350	34,898
Quest Software, Inc. (a)	3,600	51,120
Secure Computing Corp. (a)	3,100	29,388
Siebel Systems, Inc. (a)	8,900	77,519
Sybase, Inc. (a)	2,000	38,940
VERITAS Software Corp. (a)	800	20,576
		407,273
TOTAL INFORMATION TECHNOLOGY		4,592,602
MATERIALS - 8.4%
Chemicals - 2.7%
Albemarle Corp.	1,000	35,110
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Celanese Corp. Class A	1,200	$ 19,356
Cytec Industries, Inc.	1,500	76,500
Dow Chemical Co.	720	35,784
Ferro Corp.	3,050	60,482
Great Lakes Chemical Corp.	3,010	79,615
Lyondell Chemical Co.	6,510	191,524
NOVA Chemicals Corp.	1,720	77,584
Olin Corp.	190	4,231
OMNOVA Solutions, Inc. (a)	5,080	25,248
PolyOne Corp. (a)	8,280	71,622
		677,056
Construction Materials - 0.3%
Vulcan Materials Co.	1,200	67,776
Containers & Packaging - 1.3%
Anchor Glass Container Corp. (a)	1,150	6,843
Owens-Illinois, Inc. (a)	10,680	242,650
Packaging Corp. of America	3,610	80,539
Smurfit-Stone Container Corp. (a)	870	13,085
		343,117
Metals & Mining - 3.6%
Agnico-Eagle Mines Ltd.	3,510	44,771
Alcan, Inc.	5,150	205,369
Alcoa, Inc.	6,370	187,979
Gerdau AmeriSteel Corp. (a)	4,000	23,593
Gerdau SA sponsored ADR	1,200	20,220
Grupo Mexico SA de CV Series B (a)	1,989	10,022
IPSCO, Inc.	1,080	50,882
Newmont Mining Corp.	1,780	74,030
Novelis, Inc.	970	21,627
Nucor Corp.	3,000	168,480
Phelps Dodge Corp.	360	34,668
Steel Dynamics, Inc.	820	30,996
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	2,500	51,269
		923,906
Paper & Forest Products - 0.5%
Aracruz Celulose SA sponsored ADR	550	19,223
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp.	2,250	$ 65,003
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	3,200	46,816
		131,042
TOTAL MATERIALS		2,142,897
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.5%
BellSouth Corp.	3,010	78,982
CenturyTel, Inc.	1,660	54,116
Citizens Communications Co.	7,930	106,976
Iowa Telecommunication Services, Inc.	200	4,050
SBC Communications, Inc.	2,470	58,687
Verizon Communications, Inc.	2,240	79,722
		382,533
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	6,880	124,666
SpectraSite, Inc. (a)	2,080	121,888
		246,554
TOTAL TELECOMMUNICATION SERVICES		629,087
UTILITIES - 4.9%
Electric Utilities - 4.2%
Edison International	5,360	174,039
Entergy Corp.	2,270	157,810
Exelon Corp.	2,000	88,500
PG&E Corp. (a)	4,100	143,500
PPL Corp.	2,610	140,940
TXU Corp.	4,040	279,568
Westar Energy, Inc.	3,800	88,540
		1,072,897
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.7%
AES Corp. (a)	5,730	$ 80,507
NRG Energy, Inc. (a)	2,900	101,500
		182,007
TOTAL UTILITIES		1,254,904
TOTAL COMMON STOCKS (Cost $21,348,896)		23,229,201
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	250	5,400
FINANCIALS - 0.0%
Insurance - 0.0%
Hartford Financial Services Group, Inc. 6.00%	160	9,946
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc. 7.00%	980	53,381
MATERIALS - 0.3%
Containers & Packaging - 0.3%
Owens-Illinois, Inc. 4.75%	1,770	71,667
UTILITIES - 0.4%
Gas Utilities - 0.2%
KeySpan Corp. 8.75% MEDS	700	36,736
Multi-Utilities & Unregulated Power - 0.2%
Dominion Resources, Inc. 8.75%	990	54,732
TOTAL UTILITIES		91,468
TOTAL CONVERTIBLE PREFERRED STOCKS		231,862
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	500	$ 28,375
TOTAL PREFERRED STOCKS (Cost $248,418)		260,237
Nonconvertible Bonds - 0.3%
	Principal Amount
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	$ 10,000	10,700
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Tenet Healthcare Corp.:
5.375% 11/15/06	25,000	25,500
6.375% 12/1/11	30,000	27,075
		52,575
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11	20,000	20,800
TOTAL NONCONVERTIBLE BONDS (Cost $80,464)		84,075
Money Market Funds - 7.3%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b) (Cost $1,856,672)	1,856,672	$ 1,856,672
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $23,534,450)		25,430,185
NET OTHER ASSETS - 0.3%		72,770
NET ASSETS - 100%		$ 25,502,955
Security Type Abbreviations
MEDS - Mandatorily Exchangeable Debt Securities
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $23,539,210. Net unrealized appreciation aggregated $1,890,975, of which $2,423,732 related to appreciated investment securities and $532,757 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Intermediate Bond
Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

LTB-QTLY-0305

1.813046.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	$ 2,400,000	$ 2,440,334
7.2% 9/1/09	680,000	753,384
7.75% 6/15/05	2,100,000	2,136,641
		5,330,359
Automobiles - 0.3%
General Motors Corp. 8.25% 7/15/23	4,535,000	4,573,248
Media - 0.9%
AOL Time Warner, Inc. 6.125% 4/15/06	2,400,000	2,472,682
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,000,000	2,114,026
Cox Communications, Inc. 7.125% 10/1/12	1,235,000	1,391,029
Hearst-Argyle Television, Inc. 7% 11/15/07	1,000,000	1,062,165
Liberty Media Corp. 8.25% 2/1/30	765,000	858,576
News America Holdings, Inc. 7.375% 10/17/08	2,000,000	2,222,204
News America, Inc. 4.75% 3/15/10	2,000,000	2,025,540
		12,146,222
TOTAL CONSUMER DISCRETIONARY		22,049,829
CONSUMER STAPLES - 0.9%
Beverages - 0.3%
Miller Brewing Co. 4.25% 8/15/08 (a)	3,740,000	3,759,889
Food Products - 0.2%
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	1,675,000	1,664,876
5.125% 10/1/13 (a)	1,055,000	1,078,995
		2,743,871
Tobacco - 0.4%
Philip Morris Companies, Inc. 7.65% 7/1/08	4,635,000	5,074,862
TOTAL CONSUMER STAPLES		11,578,622
ENERGY - 2.3%
Energy Equipment & Services - 0.5%
Cooper Cameron Corp. 2.65% 4/15/07	1,555,000	1,509,561
Petronas Capital Ltd. 7% 5/22/12 (a)	4,495,000	5,144,145
		6,653,706
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil & Gas - 1.8%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	$ 1,965,000	$ 1,989,168
Duke Energy Field Services LLC 7.875% 8/16/10	3,250,000	3,782,854
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,040,000	1,114,098
Enterprise Products Operating LP:
4.625% 10/15/09 (a)	540,000	538,718
5.6% 10/15/14 (a)	380,000	389,389
Kinder Morgan Energy Partners LP:
5.35% 8/15/07	1,070,000	1,101,819
7.125% 3/15/12	3,890,000	4,457,668
Pemex Project Funding Master Trust:
6.125% 8/15/08	1,000,000	1,050,500
7.375% 12/15/14	3,000,000	3,352,500
7.875% 2/1/09 (c)	3,000,000	3,345,000
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	2,100,000	2,493,857
Williams Companies, Inc. 7.125% 9/1/11	995,000	1,082,063
		24,697,634
TOTAL ENERGY		31,351,340
FINANCIALS - 13.6%
Capital Markets - 2.2%
Bank of New York Co., Inc.:
3.4% 3/15/13 (c)	1,300,000	1,263,363
4.25% 9/4/12 (c)	1,510,000	1,512,665
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	1,925,000	1,963,438
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,000,000	3,088,818
6.6% 1/15/12	3,000,000	3,349,440
Legg Mason, Inc. 6.75% 7/2/08	4,235,000	4,593,378
Lehman Brothers Holdings, Inc. 7% 2/1/08	2,400,000	2,606,928
Merrill Lynch & Co., Inc.:
4.125% 1/15/09	4,000,000	4,013,368
5% 1/15/15	1,970,000	1,976,075
Morgan Stanley 4.75% 4/1/14	6,067,000	5,972,367
		30,339,840
Commercial Banks - 1.7%
Bank of America Corp.:
6.25% 4/15/12	840,000	930,352
7.125% 9/15/06	2,000,000	2,111,700
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
BB&T Corp. 4.75% 10/1/12	$ 2,000,000	$ 2,020,350
FleetBoston Financial Corp. 3.85% 2/15/08	1,000,000	1,000,574
Korea Development Bank:
3.875% 3/2/09	3,850,000	3,786,987
4.75% 7/20/09	1,300,000	1,321,081
Mellon Bank NA, Pittsburgh 7.375% 5/15/07	1,800,000	1,934,973
PNC Funding Corp. 5.75% 8/1/06	5,215,000	5,382,730
U.S. Bank NA, Minnesota 5.7% 12/15/08	2,000,000	2,114,374
Wachovia Bank NA 4.875% 2/1/15	2,600,000	2,612,038
		23,215,159
Consumer Finance - 3.0%
American General Finance Corp. 4% 3/15/11	3,020,000	2,932,015
Capital One Bank 6.5% 6/13/13	2,315,000	2,543,403
Ford Motor Credit Co. 7% 10/1/13	10,000,000	10,539,670
General Motors Acceptance Corp. 6.875% 9/15/11	4,345,000	4,363,106
Household Finance Corp.:
4.75% 5/15/09	2,140,000	2,187,527
5.875% 2/1/09	1,055,000	1,122,115
6.375% 11/27/12	1,595,000	1,769,147
Household International, Inc. 8.875% 2/15/08	2,550,000	2,684,352
HSBC Finance Corp. 6.75% 5/15/11	3,000,000	3,366,744
MBNA America Bank NA 4.625% 8/3/09	4,000,000	4,055,920
MBNA Corp. 6.25% 1/17/07	1,155,000	1,206,923
SLM Corp. 3.625% 3/17/08	3,900,000	3,862,782
		40,633,704
Diversified Financial Services - 1.7%
Alliance Capital Management LP 5.625% 8/15/06	1,495,000	1,538,023
CIT Group, Inc. 3.875% 11/3/08	530,000	525,784
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	705,000	766,247
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (a)	3,625,000	3,861,984
7.45% 11/24/33 (a)	900,000	1,026,227
International Lease Finance Corp. 4.375% 11/1/09	2,000,000	1,999,700
J.P. Morgan Chase & Co.:
4.875% 3/15/14	2,190,000	2,195,022
5.75% 1/2/13	7,500,000	8,005,298
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	2,425,000	2,612,741
		22,531,026
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 0.8%
Aegon NV 4.75% 6/1/13	$ 3,400,000	$ 3,393,639
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	1,480,000	1,603,093
St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,750,000	2,036,402
The St. Paul Travelers Companies, Inc. 6.38% 12/15/08	2,200,000	2,362,094
Travelers Property Casualty Corp. 5% 3/15/13	835,000	831,587
		10,226,815
Real Estate - 3.3%
AMB Property LP 7.2% 12/15/05	2,000,000	2,062,044
Arden Realty LP:
5.2% 9/1/11	1,200,000	1,214,858
7% 11/15/07	3,460,000	3,746,675
8.875% 3/1/05	2,590,000	2,601,707
AvalonBay Communities, Inc. 5% 8/1/07	1,380,000	1,410,521
Boston Properties, Inc. 6.25% 1/15/13	2,830,000	3,094,730
Brandywine Operating Partnership LP 4.5% 11/1/09	3,310,000	3,285,695
BRE Properties, Inc. 5.95% 3/15/07	875,000	907,935
Camden Property Trust:
4.375% 1/15/10	1,450,000	1,440,930
5.875% 11/30/12	1,700,000	1,796,769
CarrAmerica Realty Corp. 5.25% 11/30/07	1,940,000	1,991,920
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,325,000	2,308,395
5.25% 4/15/11	4,660,000	4,756,816
EOP Operating LP:
4.65% 10/1/10	6,440,000	6,450,317
4.75% 3/15/14	1,070,000	1,041,703
Gables Realty LP 5.75% 7/15/07	5,245,000	5,422,354
Healthcare Realty Trust, Inc. 5.125% 4/1/14	1,970,000	1,948,159
		45,481,528
Thrifts & Mortgage Finance - 0.9%
Abbey National PLC 6.69% 10/17/05	1,020,000	1,042,298
Countrywide Home Loans, Inc.:
4% 3/22/11	3,290,000	3,188,902
6.935% 7/16/07	2,450,000	2,615,444
Independence Community Bank Corp. 3.75% 4/1/14 (c)	1,240,000	1,191,987
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.375% 1/15/08	$ 1,665,000	$ 1,682,774
4.625% 4/1/14	2,750,000	2,670,836
		12,392,241
TOTAL FINANCIALS		184,820,313
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.3%
Bombardier, Inc.:
6.3% 5/1/14 (a)	1,515,000	1,299,113
7.45% 5/1/34 (a)	60,000	50,100
Raytheon Co. 8.3% 3/1/10	2,695,000	3,174,562
		4,523,775
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates 6.978% 10/1/12	442,209	447,914
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	2,020,000	1,928,578
7.92% 5/18/12	4,845,000	3,197,700
		5,574,192
Road & Rail - 0.4%
Canadian Pacific Railway Co. yankee 6.25% 10/15/11	2,700,000	2,989,559
Norfolk Southern Corp. 5.257% 9/17/14	1,731,000	1,795,687
		4,785,246
TOTAL INDUSTRIALS		14,883,213
INFORMATION TECHNOLOGY - 0.4%
Computers & Peripherals - 0.4%
Hewlett-Packard Co.:
6.5% 7/1/12	585,000	656,470
7.15% 6/15/05	2,400,000	2,436,850
NCR Corp. 7.125% 6/15/09	2,270,000	2,494,251
TOTAL INFORMATION TECHNOLOGY		5,587,571
MATERIALS - 0.6%
Containers & Packaging - 0.0%
Sealed Air Corp. 5.625% 7/15/13 (a)	510,000	529,598
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 0.5%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	$ 5,580,000	$ 6,199,497
Paper & Forest Products - 0.1%
International Paper Co.:
4.25% 1/15/09	495,000	495,870
5.5% 1/15/14	1,240,000	1,298,842
		1,794,712
TOTAL MATERIALS		8,523,807
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.9%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,100,000	1,180,575
AT&T Broadband Corp. 8.375% 3/15/13	3,000,000	3,705,981
BellSouth Corp. 5.2% 9/15/14	6,500,000	6,645,750
British Telecommunications PLC:
8.375% 12/15/10	2,835,000	3,389,872
8.875% 12/15/30	775,000	1,060,746
Deutsche Telekom International Finance BV 8.5% 6/15/10	4,165,000	4,943,280
France Telecom SA 8.5% 3/1/11	1,860,000	2,219,614
Koninklijke KPN NV yankee 8% 10/1/10	2,940,000	3,451,195
SBC Communications, Inc. 4.125% 9/15/09	7,000,000	6,950,076
Sprint Capital Corp. 8.375% 3/15/12	2,050,000	2,483,940
Telecom Italia Capital:
4% 11/15/08	3,000,000	2,976,369
4% 1/15/10 (a)	1,940,000	1,894,319
4.95% 9/30/14 (a)	1,780,000	1,760,516
Telefonica Europe BV 7.75% 9/15/10	2,400,000	2,796,614
Telefonos de Mexico SA de CV 4.75% 1/27/10 (a)	2,425,000	2,431,278
TELUS Corp. yankee 7.5% 6/1/07	1,310,000	1,414,508
Verizon Global Funding Corp. 7.25% 12/1/10	3,007,000	3,432,136
		52,736,769
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 4.125% 3/1/09	1,310,000	1,291,843
AT&T Wireless Services, Inc. 7.875% 3/1/11	2,820,000	3,315,477
		4,607,320
TOTAL TELECOMMUNICATION SERVICES		57,344,089
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 3.3%
Electric Utilities - 2.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 2,265,000	$ 2,347,258
DTE Energy Co. 7.05% 6/1/11	2,698,000	3,059,640
Exelon Corp. 6.75% 5/1/11	1,735,000	1,936,911
Exelon Generation Co. LLC 5.35% 1/15/14	3,000,000	3,093,714
FirstEnergy Corp.:
5.5% 11/15/06	1,500,000	1,542,377
6.45% 11/15/11	970,000	1,052,649
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	4,135,000	4,402,125
Monongahela Power Co. 5% 10/1/06	1,370,000	1,389,464
Niagara Mohawk Power Corp. 8.875% 5/15/07	400,000	443,433
Oncor Electric Delivery Co.:
5% 9/1/07	2,000,000	2,053,940
6.375% 5/1/12	1,155,000	1,278,197
Progress Energy, Inc. 7.1% 3/1/11	1,800,000	2,024,588
PSI Energy, Inc. 6.65% 6/15/06	3,775,000	3,925,456
		28,549,752
Gas Utilities - 0.3%
NiSource Finance Corp. 7.875% 11/15/10	2,505,000	2,938,047
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,010,000	1,157,373
		4,095,420
Multi-Utilities & Unregulated Power - 0.9%
Constellation Energy Group, Inc. 7% 4/1/12	2,622,000	2,999,620
Dominion Resources, Inc.:
6.25% 6/30/12	3,330,000	3,659,647
8.125% 6/15/10	4,695,000	5,503,934
		12,163,201
TOTAL UTILITIES		44,808,373
TOTAL NONCONVERTIBLE BONDS (Cost $371,449,312)		380,947,157
U.S. Government and Government Agency Obligations - 19.7%

U.S. Government Agency Obligations - 10.1%
Fannie Mae:
4.375% 7/17/13	4,850,000	4,755,134
5.5% 3/15/11	19,700,000	21,076,833
6% 5/15/11	17,655,000	19,382,718
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
6.25% 2/1/11	$ 735,000	$ 805,612
Freddie Mac:
2.75% 10/15/06	450,000	445,263
3.625% 9/15/08	5,532,000	5,504,534
5.25% 11/5/12	1,405,000	1,425,954
5.75% 1/15/12	25,460,000	27,699,945
5.875% 3/21/11	2,655,000	2,863,917
6.625% 9/15/09	48,400,000	53,814,312
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		137,774,222
U.S. Treasury Inflation Protected Obligations - 5.0%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	28,229,320	27,823,524
2% 1/15/14	39,486,576	40,851,626
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		68,675,150
U.S. Treasury Obligations - 4.6%
U.S. Treasury Bonds 6.25% 5/15/30	970,000	1,198,177
U.S. Treasury Notes:
2.375% 8/15/06	2,246,000	2,219,767
4.25% 8/15/13	10,902,000	11,035,724
4.75% 5/15/14	45,565,000	47,752,485
TOTAL U.S. TREASURY OBLIGATIONS		62,206,153
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $269,780,024)		268,655,525
U.S. Government Agency - Mortgage Securities - 8.4%

Fannie Mae - 8.1%
3.75% 9/1/33 (c)	1,313,849	1,322,165
3.83% 1/1/35 (c)	275,000	275,430
3.88% 11/1/34 (c)	1,670,031	1,674,341
3.913% 12/1/34 (c)	224,974	225,958
3.98% 1/1/35 (c)	350,000	351,914
3.987% 12/1/34 (c)	319,517	322,108
4% 2/1/20 (b)	4,696,788	4,591,110
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4% 1/1/35 (c)	$ 225,000	$ 226,564
4.017% 12/1/34 (c)	1,750,000	1,740,901
4.029% 1/1/35 (c)	125,000	125,684
4.052% 2/1/35 (c)	225,000	226,380
4.118% 1/1/35 (c)	505,000	508,560
4.118% 2/1/35 (c)	150,000	151,219
4.12% 2/1/35 (c)	425,000	428,304
4.128% 2/1/35 (c)	875,000	881,230
4.145% 2/1/35 (c)	550,000	547,483
4.197% 1/1/35 (c)	400,000	403,875
4.2% 1/1/35 (c)	991,503	1,000,934
4.23% 11/1/34 (c)	155,657	157,314
4.437% 11/1/34 (c)	4,166,127	4,251,313
4.5% 2/1/20 (b)	28,000,000	27,921,247
4.5% 8/1/33 to 9/1/33	1,796,037	1,756,211
4.826% 1/1/35 (c)	825,000	822,200
5.5% 9/1/10 to 12/1/14	5,081,672	5,254,151
6% 5/1/16 to 4/1/17	1,881,291	1,969,906
6.5% 4/1/09 to 8/1/34	18,145,292	19,081,794
6.5% 2/1/20 (b)	16,740,787	17,708,614
7% 12/1/08 to 10/1/33	13,974,420	14,792,951
7.5% 8/1/17 to 9/1/28	1,529,136	1,641,270
8.5% 6/1/11 to 9/1/25	202,129	221,620
9.5% 2/1/25	74,825	84,248
10.5% 8/1/20	38,726	43,658
11% 8/1/15	302,908	332,311
12.5% 12/1/13 to 4/1/15	16,273	18,474
TOTAL FANNIE MAE		111,061,442
Freddie Mac - 0.1%
4.232% 1/1/35 (c)	1,358,000	1,368,875
8.5% 9/1/24 to 8/1/27	186,532	204,489
9.5% 1/1/17	10,322	11,548
10% 4/1/06 to 5/1/09	8,486	9,100
10.5% 5/1/21	43,879	47,627
11% 12/1/11	2,653	2,901
11.5% 10/1/15	7,420	8,305
11.75% 10/1/10	11,253	12,310
TOTAL FREDDIE MAC		1,665,155
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - 0.2%
6.5% 2/15/29	$ 556,477	$ 586,644
7% 2/15/28 to 11/15/28	1,374,070	1,461,223
7.5% 2/15/28 to 10/15/28	17,553	18,848
8% 11/15/05 to 6/15/25	183,267	191,762
8.5% 4/15/17 to 10/15/21	154,214	168,478
11% 7/20/19 to 8/20/19	12,652	14,127
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		2,441,082
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $114,315,479)		115,167,679
Asset-Backed Securities - 7.6%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 4.38% 11/25/32 (c)	955,000	974,911
Series 2004-HE1:
Class M1, 3.03% 2/25/34 (c)	525,000	525,065
Class M2, 3.63% 2/25/34 (c)	600,000	600,221
American Express Credit Account Master Trust:
Series 2001-2 Class A, 5.53% 10/15/08	1,020,000	1,044,510
Series 2004-1 Class B, 2.73% 9/15/11 (c)	1,430,000	1,436,449
Series 2004-C Class C, 2.98% 2/15/12 (a)(c)	6,500,000	6,512,182
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.96% 4/25/34 (c)	300,000	299,987
Class M2, 3.01% 4/25/34 (c)	225,000	224,990
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 2.86% 4/15/33 (c)	991,005	992,111
Series 2003-HE7 Class A3, 2.84% 12/15/33 (c)	1,534,611	1,539,692
Bank One Issuance Trust:
Series 2002-B1 Class B1, 2.86% 12/15/09 (c)	1,290,000	1,296,928
Series 2002-C1 Class C1, 3.44% 12/15/09 (c)	1,840,000	1,864,575
Series 2004-B2 Class B2, 4.37% 4/15/12	3,100,000	3,128,185
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.45% 2/28/44 (c)	1,723,934	1,725,856
Capital One Master Trust:
Series 2001-1 Class B, 2.99% 12/15/10 (c)	2,130,000	2,148,753
Series 2001-8A Class B, 3.03% 8/17/09 (c)	3,015,000	3,036,751
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.16% 7/15/08 (c)	875,000	876,925
Series 2003-B1 Class B1, 3.65% 2/17/09 (c)	3,535,000	3,575,653
Series 2003-B2 Class B2, 3.5% 2/17/09	1,860,000	1,858,348
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust: - continued
Series 2003-B4 Class B4, 3.28% 7/15/11 (c)	$ 1,680,000	$ 1,711,536
Series 2004-6 Class B, 4.15% 7/16/12	2,560,000	2,540,200
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.43% 10/25/33 (c)	824,992	853,818
Chase Credit Card Master Trust Series 2003-6 Class B, 2.83% 2/15/11 (c)	2,435,000	2,456,229
Chase Credit Card Owner Trust Series 2004-1 Class B, 2.68% 5/15/09 (c)	1,020,000	1,019,952
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (c)	3,500,000	3,507,644
Series 2003-C1 Class C1, 3.69% 4/7/10 (c)	1,330,000	1,362,309
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.03% 5/25/34 (c)	1,275,000	1,274,943
Series 2004-3 Class M1, 3.03% 6/25/34 (c)	350,000	350,329
Discover Card Master Trust I Series 2001-6 Class A, 5.75% 12/15/08	8,000,000	8,247,689
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 3.21% 11/25/33 (c)	300,000	303,272
Class M2, 4.28% 11/25/33 (c)	200,000	206,108
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.08% 3/25/34 (c)	100,000	99,996
Class M4, 3.43% 3/25/34 (c)	75,000	74,997
Class M6, 3.78% 3/25/34 (c)	100,000	100,893
Fremont Home Loan Trust Series 2004-A:
Class M1, 3.08% 1/25/34 (c)	1,100,000	1,099,951
Class M2, 3.68% 1/25/34 (c)	1,275,000	1,274,942
GSAMP Trust Series 2004-FM2:
Class M1, 3.03% 1/25/34 (c)	750,000	749,967
Class M2, 3.63% 1/25/34 (c)	400,000	399,982
Class M3, 3.83% 1/25/34 (c)	400,000	399,982
Home Equity Asset Trust:
Series 2003-2:
Class A2, 2.91% 8/25/33 (c)	202,257	202,987
Class M1, 3.41% 8/25/33 (c)	765,000	775,142
Series 2003-4:
Class M1, 3.33% 10/25/33 (c)	1,045,000	1,055,606
Class M2, 4.43% 10/25/33 (c)	1,240,000	1,259,129
Series 2004-3:
Class M2, 3.73% 8/25/34 (c)	535,000	534,975
Class M3, 3.98% 8/25/34 (c)	225,000	224,990
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (a)	68,167	68,167
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust NIMS Trust: - continued
Series 2003-5N Class A, 7.5% 1/27/34 (a)	$ 30,982	$ 31,060
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 3.28% 7/25/33 (c)	2,460,000	2,484,639
Class M2, 4.38% 7/25/33 (c)	1,260,000	1,290,047
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 2.87% 10/15/10 (c)	350,000	352,656
Series 2003-B3 Class B3, 2.855% 1/18/11 (c)	1,685,000	1,694,401
Series 2003-B5 Class B5, 2.85% 2/15/11 (c)	2,530,000	2,551,979
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.03% 7/25/34 (c)	500,000	499,978
Class M2, 3.08% 7/25/34 (c)	100,000	99,996
Class M3, 3.48% 7/25/34 (c)	200,000	199,991
Class M4, 3.63% 7/25/34 (c)	125,000	124,994
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.63% 12/27/32 (c)	460,000	466,893
Series 2003-HE1 Class M2, 4.43% 5/25/33 (c)	1,450,000	1,469,479
Series 2003-NC8 Class M1, 3.23% 9/25/33 (c)	665,000	670,483
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 3.53% 1/25/32 (c)	1,318,275	1,327,380
Series 2002-NC1 Class M1, 3.33% 2/25/32 (a)(c)	865,000	872,787
Series 2002-NC3 Class M1, 3.25% 8/25/32 (c)	375,000	379,200
Series 2003-NC2 Class M2, 4.53% 2/25/33 (c)	710,000	727,007
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/25/14 (e)	1,960,000	1,065,064
New Century Home Equity Loan Trust Series 2003-2 Class A2, 2.96% 1/25/33 (c)	494,937	495,495
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	10,000,000	9,932,876
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.98% 6/25/34 (c)	350,000	350,297
Class M4, 3.505% 6/25/34 (c)	585,000	586,499
Sears Credit Account Master Trust II:
Series 1999-1 Class A, 5.65% 3/17/09 (e)	166,667	166,831
Series 2002-4 Class A, 2.61% 8/18/09 (c)	2,700,000	2,701,625
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.44% 6/15/33 (c)	1,190,000	1,203,728
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.93% 3/15/11 (a)(c)	2,320,000	2,326,162
Asset-Backed Securities - continued
	Principal Amount	Value
West Penn Funding LLC Series 1999-A Class A3, 6.81% 9/25/08	$ 2,658,570	$ 2,729,484
WFS Financial Owner Trust Series 2005-1 Class D, 4.25% 8/15/12	875,000	873,550
TOTAL ASSET-BACKED SECURITIES (Cost $102,640,199)		103,492,408
Collateralized Mortgage Obligations - 6.2%

Private Sponsor - 5.1%
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3767% 12/25/33 (c)	532,139	529,937
Class 2A1, 4.2095% 12/25/33 (c)	1,604,923	1,603,829
Series 2003-L Class 2A1, 4.0234% 1/25/34 (c)	3,089,054	3,077,166
Series 2004-1 Class 2A2, 4.7475% 10/25/34 (c)	2,745,503	2,774,240
Series 2004-B:
Class 1A1, 3.4286% 3/25/34 (c)	1,190,988	1,181,544
Class 2A2, 4.148% 3/25/34 (c)	1,141,099	1,129,582
Series 2004-C Class 1A1, 3.4052% 4/25/34 (c)	1,900,939	1,884,008
Series 2004-D:
Class 1A1, 3.5817% 5/25/34 (c)	2,386,642	2,368,649
Class 2A2, 4.2219% 5/25/34 (c)	2,870,774	2,865,761
Series 2004-G Class 2A7, 4.6351% 8/25/34 (c)	2,361,258	2,373,121
Series 2004-H Class 2A1, 4.5375% 9/25/34 (c)	2,621,086	2,632,621
Series 2004-J:
Class 1A2, 4.3446% 11/25/34 (c)	1,032,814	1,037,564
Class 2A1, 4.8233% 11/25/34 (c)	4,174,317	4,218,708
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 2.9% 4/25/34 (c)	840,839	841,757
Series 2004-AR6 Class 9A2, 2.9% 10/25/34 (c)	1,306,201	1,306,681
Granite Mortgages PLC floater Series 2004-2 Class 1C, 3.21% 6/20/44 (c)	1,020,000	1,021,952
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3207% 5/25/17 (c)	2,247,727	2,313,295
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.25% 8/25/17 (c)	1,929,114	1,995,881
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-E Class XA1, 1% 10/25/28 (c)(e)	13,656,041	192,689
Series 2003-G Class XA1, 1% 1/25/29 (e)	12,053,918	177,175
Series 2003-H Class XA1, 1% 1/25/29 (a)(e)	10,506,751	155,836
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 3,237,634	$ 3,309,252
Series 2004-SL2 Class A1, 6.5% 10/25/16	444,434	455,531
Series 2004-SL3 Class A1, 7% 8/25/16	5,280,645	5,490,840
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 3.97% 7/10/35 (a)(c)	2,338,842	2,386,560
Class B4, 4.17% 7/10/35 (a)(c)	1,754,132	1,789,601
Class B5, 4.77% 7/10/35 (a)(c)	1,656,680	1,689,298
Class B6, 5.27% 7/10/35 (a)(c)	779,614	795,647
Series 2003-CB1:
Class B3, 3.87% 6/10/35 (a)(c)	817,762	831,798
Class B4, 4.07% 6/10/35 (a)(c)	730,145	742,563
Class B5, 4.67% 6/10/35 (a)(c)	496,499	507,053
Class B6, 5.17% 6/10/35 (a)(c)	296,926	304,079
Series 2004-B:
Class B4, 3.52% 2/10/36 (a)(c)	297,142	297,816
Class B5, 3.97% 2/10/36 (a)(c)	297,142	297,801
Class B6, 4.42% 2/10/36 (a)(c)	99,047	99,334
Series 2004-C:
Class B4, 3.37% 9/10/36 (c)	398,232	398,232
Class B5, 3.77% 9/10/36 (c)	497,790	497,790
Class B6, 4.17% 9/10/36 (c)	99,558	99,558
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 2.98% 6/25/33 (a)(c)	1,422,696	1,427,747
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(e)	47,383,554	456,256
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 2.35% 9/20/34 (c)	2,331,009	2,329,264
WAMU Mortgage pass thru certificates:
sequential pay Series 2002-S6 Class A25, 6% 10/25/32	957,802	963,533
Series 2003-AR12 Class A5, 4.043% 2/25/34	5,000,000	4,958,731
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	381,151	396,302
Series 2004-RA2 Class 2A, 7% 7/25/33	677,184	697,138
Wells Fargo Mortgage Backed Securities Trust Series 2004-T Class A1, 3.4556% 9/25/34 (c)	2,723,745	2,697,213
TOTAL PRIVATE SPONSOR		69,600,933
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 1.1%
Fannie Mae planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	$ 441,651	$ 442,039
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	7,374	7,360
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	24,467	24,504
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2498 Class PD, 5.5% 2/15/16	905,000	925,390
Series 2702 Class WB, 5% 4/15/17	2,480,000	2,519,293
sequential pay Series 2473 Class VK, 6.5% 10/15/18	9,959,766	10,112,512
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8832% 10/16/23 (c)	370,000	394,320
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-45 Class GC, 6.5% 10/20/30	705,577	709,770
TOTAL U.S. GOVERNMENT AGENCY		15,135,188
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $85,385,157)		84,736,121
Commercial Mortgage Securities - 9.0%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	683,936	703,467
Series 1997-D5 Class PS1, 1.515% 2/14/43 (c)(e)	17,743,298	975,083
Banc of America Commercial Mortgage, Inc. Series 2002-2 Class XP, 1.7834% 7/11/43 (a)(c)(e)	11,789,538	810,658
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class C, 2.95% 11/15/15 (a)(c)	265,000	266,413
Class D, 3.03% 11/15/15 (a)(c)	410,000	412,732
Class F, 3.38% 11/15/15 (a)(c)	295,000	297,417
Class H, 3.88% 11/15/15 (a)(c)	265,000	267,188
Class J, 4.43% 11/15/15 (a)(c)	275,000	277,450
Class K, 5.08% 11/15/15 (a)(c)	245,000	247,365
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 2.89% 4/25/34 (a)(c)	$ 1,721,478	$ 1,716,233
Class B, 4.43% 4/25/34 (a)(c)	181,208	180,904
Class M1, 3.09% 4/25/34 (a)(c)	181,208	180,876
Class M2, 3.73% 4/25/34 (a)(c)	90,604	90,565
Series 2004-2 Class A, 2.96% 8/25/34 (a)(c)	1,560,238	1,561,213
Series 2004-3:
Class A1, 2.9% 1/25/35 (a)(c)	1,687,945	1,688,736
Class A2, 2.95% 1/25/35 (a)(c)	248,227	248,421
Class M1, 3.03% 1/25/35 (a)(c)	297,873	297,873
Class M2, 3.53% 1/25/35 (a)(c)	198,582	198,582
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 2.73% 4/14/15 (a)(c)	1,794,730	1,795,152
Series 2004-ESA Class A2, 2.79% 5/14/16 (a)(c)	1,505,000	1,508,957
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (a)	770,000	784,983
Series 2003-T12 Class X2, 0.7954% 8/13/39 (a)(c)(e)	6,980,000	188,591
Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	1,410,000	1,437,872
Class C, 4.937% 5/14/16 (a)	880,000	898,054
Class D, 4.986% 5/14/16 (a)	320,000	326,805
Class E, 5.064% 5/14/16 (a)	995,000	1,013,796
Class F, 5.182% 5/14/16 (a)	240,000	244,432
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6234% 5/15/35 (a)(c)(e)	23,773,785	1,350,513
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(c)	980,000	1,079,598
COMM floater:
Series 2001-FL5A Class D, 3.73% 11/15/13 (a)(c)	1,532,104	1,532,874
Series 2002-FL7:
Class A2, 2.83% 11/15/14 (a)(c)	592,016	592,462
Class D, 3.05% 11/15/14 (a)(c)	600,000	601,395
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A1, 7.285% 11/17/32	2,336,730	2,494,513
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 2.88% 9/15/14 (a)(c)	440,000	440,332
Class D, 3.12% 9/15/14 (a)(c)	135,000	135,080
Class E, 3.18% 9/15/14 (a)(c)	185,000	185,228
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater Series 2004-CNL: - continued
Class F, 3.28% 9/15/14 (a)(c)	$ 145,000	$ 145,202
Class G, 3.46% 9/15/14 (a)(c)	330,000	330,511
Class H, 3.56% 9/15/14 (a)(c)	355,000	355,549
Class J, 4.08% 9/15/14 (a)(c)	120,000	120,185
Class K, 4.48% 9/15/14 (a)(c)	190,000	190,291
Class L, 4.68% 9/15/14 (a)(c)	155,000	154,992
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	1,255,255	1,288,923
CS First Boston Mortgage Securities Corp.:
floater Series 2004-HC1:
Class A2, 2.98% 12/15/21 (a)(c)	365,000	364,999
Class B, 3.23% 12/15/21 (a)(c)	945,000	944,998
sequential pay:
Series 1997-C2:
Class A2, 6.52% 1/17/35	184,360	188,893
Class A3, 6.55% 1/17/35	1,245,000	1,326,452
Series 1998-C1 Class A1B, 6.48% 5/17/40	2,885,000	3,096,182
Series 1999-C1 Class A2, 7.29% 9/15/41	7,550,000	8,439,422
Series 2001-CK3 Class A2, 6.04% 6/15/34	2,050,000	2,099,047
Series 1997-C2 Class D, 7.27% 1/17/35	755,000	837,269
Series 2001-CK6 Class AX, 0.645% 9/15/18 (e)	34,492,425	1,254,283
Series 2003-TFLA Class G, 2.9433% 4/15/13 (a)(c)	520,000	505,628
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	635,000	695,182
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	4,500,000	4,786,036
Series 2000-CF1:
Class A1A, 7.45% 6/10/33	1,400,418	1,443,106
Class A1B, 7.62% 6/10/33	1,855,000	2,122,052
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	1,500,000	1,564,507
Series 174 Class C1, 7.52% 5/15/06 (a)	1,000,000	1,045,237
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	487,666	516,796
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5256% 5/15/33 (a)(c)(e)	23,512,224	921,578
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	4,860,455	4,959,927
Commercial Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	$ 2,030,000	$ 1,995,977
Series 2003-36 Class C, 4.254% 2/16/31	1,685,000	1,675,964
Series 2003-47 Class C, 4.227% 10/16/27	3,015,000	2,992,868
Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,929,591
Series 2003-47 Class XA, 0.2285% 6/16/43 (c)(e)	9,383,807	512,074
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.749% 12/10/41 (c)(e)	13,465,000	462,011
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Class XP, 0.8016% 8/10/42 (b)(e)	61,434,000	2,482,179
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	2,895,000	3,241,626
Series 2003-C1 Class A2A, 3.59% 1/10/40	1,560,000	1,549,032
Series 2001-LIBA Class C, 6.733% 2/14/16 (a)	815,000	911,810
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	1,461,223	1,556,664
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	1,379,540	1,503,397
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	530,000	593,989
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1 Class X2, 1.1333% 1/15/38 (a)(c)(e)	5,195,000	226,815
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A1, 7.95% 7/15/09	1,931,363	2,058,603
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (a)	4,000,000	3,838,906
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2003-LLFA Class J, 4.5% 12/16/14 (a)(c)	1,480,000	1,487,231
Series 2003-LLFA Class K1, 5% 12/16/14 (a)(c)	770,000	777,191
Morgan Stanley Capital I, Inc. sequential pay Series 1997-HF1 Class A2, 7.27% 7/15/29 (a)	401,938	411,362
Morgan Stanley Dean Witter Capital I Trust sequential pay Series 2001-PPM Class A2, 6.4% 2/15/31	2,711,211	2,879,864
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	1,428,237	1,518,899
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	1,006,827	1,057,288
Commercial Mortgage Securities - continued
	Principal Amount	Value
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	$ 2,500,000	$ 2,651,549
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	3,675,000	3,872,060
Class C4, 6.893% 5/15/16 (a)	8,000,000	9,028,452
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	4,050,000	4,068,594
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $121,208,838)		123,013,056
Foreign Government and Government Agency Obligations - 2.2%

Chilean Republic:
5.625% 7/23/07	1,210,000	1,260,669
7.125% 1/11/12	4,555,000	5,237,293
Italian Republic 4.5% 1/21/15	5,995,000	5,993,022
Korean Republic 4.875% 9/22/14	2,870,000	2,876,621
State of Israel 4.625% 6/15/13	480,000	468,300
United Mexican States:
4.625% 10/8/08	4,030,000	4,070,300
5.875% 1/15/14	3,120,000	3,229,200
7.5% 1/14/12	3,650,000	4,166,475
8% 9/24/22	2,000,000	2,367,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $28,042,700)		29,668,880
Fixed-Income Funds - 10.9%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $148,493,868)	1,496,000	148,896,870
Cash Equivalents - 11.5%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (f) (Cost $156,383,000)	$ 156,393,919	$ 156,383,000
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $1,397,698,577)		1,410,960,696
NET OTHER ASSETS - (3.5)%		(48,090,628)
NET ASSETS - 100%		$ 1,362,870,068
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	$ 20,000,000	(103,282)
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	19,000,000	(175,936)
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	14,440,000	(164,493)
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	12,300,000	(124,834)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swap - continued
Receive quarterly a fixed rate equal to 3.177% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2006	$ 50,000,000	$ (220,785)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	5,300,000	220,108
TOTAL INTEREST RATE SWAP		121,040,000	(569,222)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	2,700,000	34,990
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	600,000	1,677
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	March 2005	1,500,000	4,472
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	5,400,000	46,392
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	July 2005	2,700,000	7,555
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued

Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America

	June 2005	$ 2,700,000	$ 62,543
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	2,600,000	(6,185)
TOTAL TOTAL RETURN SWAP		18,200,000	151,444
		$ 139,240,000	$ (417,778)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $122,765,328 or 9.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of Fidelity's Fixed-Income Central Fund is provided at the end of this report.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(f) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$156,383,000 due 2/1/05 at 2.51%
Banc of America Securities LLC.	$ 38,032,621
Bank of America, National Association	13,002,606
Barclays Capital Inc.	39,007,816
Countrywide Securities Corporation	2,925,586
Deutsche Bank Securities Inc.	1,625,326
Goldman, Sachs & Co.	9,751,954
Morgan Stanley & Co. Incorporated.	7,828,232
Societe Generale, New York Branch	3,575,717
UBS Securities LLC	22,754,560
Wachovia Capital Markets, LLC	14,627,931
WestLB AG	3,250,651
$ 156,383,000
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,395,954,981. Net unrealized appreciation aggregated $15,005,715, of which $23,178,380 related to appreciated investment securities and $8,172,665 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Fidelity Ultra-Short Central Fund
Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
2.94% 9/10/07 (e)	$ 5,665,000	$ 5,682,199
2.96% 5/24/06 (e)	4,700,000	4,720,243
3.21% 8/8/06 (e)	11,000,000	11,116,358
		21,518,800
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,096,210
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,439,824
Cox Communications, Inc. 3.04% 12/14/07 (b)(e)	12,140,000	12,161,597
Liberty Media Corp. 3.99% 9/17/06 (e)	17,000,000	17,198,730
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,628,108
		60,524,469
TOTAL CONSUMER DISCRETIONARY		82,043,269
FINANCIALS - 0.6%
Capital Markets - 0.1%
State Street Capital Trust II 2.79% 2/15/08 (e)	10,000,000	10,042,950
Consumer Finance - 0.3%
General Motors Acceptance Corp. 3.92% 10/20/05 (e)	5,000,000	5,022,090
Household Finance Corp. 8% 5/9/05	11,000,000	11,151,459
		16,173,549
Real Estate - 0.2%
Arden Realty LP 8.875% 3/1/05	3,964,000	3,981,917
Duke Realty LP 6.875% 3/15/05	6,500,000	6,530,063
Regency Centers LP 7.125% 7/15/05	700,000	712,519
		11,224,499
TOTAL FINANCIALS		37,440,998
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.1%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,836,288
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,943,557
France Telecom SA 7.95% 3/1/06 (a)	5,600,000	5,848,942
GTE Corp. 6.36% 4/15/06	9,000,000	9,288,585
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,089,244
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,613,576
		61,620,192
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,724,219
Vodafone Group PLC 7.625% 2/15/05	8,200,000	8,213,555
		13,937,774
TOTAL TELECOMMUNICATION SERVICES		75,557,966
UTILITIES - 0.2%
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,549,367
TOTAL NONCONVERTIBLE BONDS (Cost $204,272,891)		204,591,600
U.S. Government Agency Obligations - 8.2%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,739,000
1.8% 5/27/05	60,000,000	59,827,740
6.25% 3/22/12	34,005,000	34,173,325
Federal Home Loan Bank:
1.265% 3/15/05	200,000,000	199,659,389
1.35% 4/29/05	90,000,000	89,715,960
Freddie Mac 0% 4/19/05 (d)	5,000,000	4,973,370
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $479,157,062)		478,088,784
Asset-Backed Securities - 35.3%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 2.83% 7/25/34 (e)	10,019,063	10,018,624
Series 2004-3 Class 2A4, 2.88% 10/25/34 (e)	10,915,000	10,934,425
Series 2004-4:
Class A2D, 2.88% 1/25/35 (e)	4,233,172	4,233,172
Class M2, 3.58% 1/25/35 (e)	1,425,000	1,425,000
Class M3, 3.78% 1/25/35 (e)	550,000	550,000
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 2.87% 6/25/32 (e)	$ 930,781	$ 931,073
Class M1, 3.18% 6/25/32 (e)	2,110,000	2,119,674
Series 2002-HE2 Class M1, 3.38% 8/25/32 (e)	21,525,000	21,644,195
Series 2003-FM1 Class M2, 4.38% 11/25/32 (e)	3,015,000	3,077,861
Series 2003-HS1:
Class M1, 3.28% 6/25/33 (e)	800,000	804,910
Class M2, 4.28% 6/25/33 (e)	856,000	873,401
Series 2003-NC1 Class M1, 3.31% 7/25/33 (e)	1,600,000	1,615,644
Series 2004-HE1:
Class M1, 3.03% 2/25/34 (e)	2,193,000	2,193,272
Class M2, 3.63% 2/25/34 (e)	2,475,000	2,475,910
Series 2004-OP1:
Class M1, 3.05% 4/25/34 (e)	4,420,000	4,424,437
Class M2, 3.58% 4/25/34 (e)	6,240,000	6,251,221
Series 2005-SD1 Class A1, 2.93% 11/25/50 (e)	3,733,546	3,733,546
American Express Credit Account Master Trust:
Series 2002-4 Class B, 2.79% 2/15/08 (e)	10,000,000	10,010,003
Series 2002-6 Class B, 2.93% 3/15/10 (e)	5,000,000	5,038,222
Series 2004-1 Class B, 2.73% 9/15/11 (e)	5,775,000	5,801,045
Series 2004-C Class C, 2.98% 2/15/12 (b)(e)	20,000,000	20,037,482
AmeriCredit Automobile Receivables Trust:
Series 2000-D Class A4, 1.1954% 9/12/07 (e)	914,114	914,255
Series 2002-A Class A3, 2.6% 10/12/06 (e)	55,100	55,100
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,075,038
Series 2003-AM:
Class A3B, 2.77% 6/6/07 (e)	4,149,478	4,153,201
Class A4B, 2.87% 11/6/09 (e)	12,400,000	12,468,413
Series 2003-BX Class A4B, 2.78% 1/6/10 (e)	3,265,000	3,281,598
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,439,151
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.23% 8/25/32 (e)	4,369,849	4,384,983
Series 2002-AR1 Class M2, 3.83% 9/25/32 (e)	1,698,000	1,701,691
Series 2003-1:
Class A2, 2.94% 2/25/33 (e)	1,709,583	1,715,547
Class M1, 3.43% 2/25/33 (e)	3,330,000	3,383,300
Series 2003-3:
Class M1, 3.33% 3/25/33 (e)	1,590,000	1,597,886
Class S, 5% 9/25/05 (f)	8,914,894	143,797
Series 2003-6:
Class AV3, 2.85% 8/25/33 (e)	2,067,914	2,069,152
Class M2, 4.38% 5/25/33 (e)	2,750,000	2,805,029
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-AR1 Class M1, 3.68% 1/25/33 (e)	$ 7,000,000	$ 7,061,175
Series 2004-R2:
Class M1, 2.96% 4/25/34 (e)	1,230,000	1,229,945
Class M2, 3.01% 4/25/34 (e)	950,000	949,958
Class M3, 3.08% 4/25/34 (e)	3,500,000	3,499,844
Class M4, 3.58% 4/25/34 (e)	4,500,000	4,499,795
Series 2004-R9 Class A3, 2.85% 10/25/34 (e)	9,340,000	9,361,632
Series 2005-R1:
Class M1, 3.06% 3/15/35 (c)(e)	5,710,000	5,710,000
Class M2, 3.09% 3/15/35 (c)(e)	1,925,000	1,925,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 2.86% 6/25/32 (e)	3,399,679	3,408,589
Series 2002-BC6 Class M1, 3.28% 8/25/32 (e)	24,900,000	25,084,701
Series 2002-BC7:
Class M1, 3.33% 10/25/32 (e)	10,000,000	10,050,022
Class M2, 3.43% 10/25/32 (e)	5,575,000	5,612,061
Series 2003-BC1 Class M2, 3.63% 1/25/32 (e)	2,480,000	2,489,591
AQ Finance NIMS Trust Series 2003-N6A Class NOTE, 2.83% 5/25/10 (b)(e)	556,003	553,223
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.33% 9/25/33 (e)	20,000,000	20,687,082
Series 2003-W7 Class A2, 2.92% 3/1/34 (e)	6,851,193	6,866,897
Series 2004-W5 Class M1, 3.13% 4/25/34 (e)	3,960,000	3,964,855
Series 2004-W7:
Class M1, 3.08% 5/25/34 (e)	4,085,000	4,084,817
Class M2, 3.13% 5/25/34 (e)	3,320,000	3,319,851
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 3.61% 8/15/32 (e)	978,000	981,858
Series 2003-HE2:
Class A2, 2.86% 4/15/33 (e)	4,344,152	4,349,001
Class M1, 3.38% 4/15/33 (e)	9,000,000	9,078,321
Series 2003-HE3:
Class M1, 3.31% 6/15/33 (e)	2,185,000	2,204,622
Class M2, 4.48% 6/15/33 (e)	10,000,000	10,268,664
Series 2003-HE4 Class M2, 4.48% 8/15/33 (e)	5,695,000	5,825,161
Series 2003-HE5 Class A2A, 2.84% 8/15/33 (e)	4,949,531	4,954,651
Series 2003-HE6 Class M1, 3.18% 11/25/33 (e)	3,475,000	3,501,798
Series 2004-HE3:
Class M1, 3.07% 6/25/34 (e)	1,450,000	1,450,469
Class M2, 3.65% 6/25/34 (e)	3,350,000	3,350,993
Series 2004-HE6 Class A2, 2.89% 6/25/34 (e)	23,589,523	23,588,502
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2:
Class M1, 2.99% 3/25/35 (c)(e)	$ 8,365,000	$ 8,365,000
Class M2, 3.04% 3/25/35 (c)(e)	2,098,000	2,098,000
Bank One Issuance Trust:
Series 2002-B1 Class B1, 2.86% 12/15/09 (e)	20,655,000	20,765,926
Series 2002-B2 Class B2, 2.82% 5/15/08 (e)	15,000,000	15,014,288
Series 2002-B3 Class B, 2.84% 8/15/08 (e)	14,500,000	14,527,135
Series 2002-C1 Class C1, 3.44% 12/15/09 (e)	7,980,000	8,086,580
Series 2002-C2 Class C2, 3.47% 5/15/08 (e)	35,785,000	35,935,193
Bayview Financial Acquisition Trust Series 2004-C Class A1, 2.42% 5/28/44 (e)	10,854,007	10,864,183
Bayview Financial Asset Trust Series 2000-F Class A, 2.5% 9/28/43 (e)	11,811,253	11,830,492
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.45% 2/28/44 (e)	7,200,169	7,208,195
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	4,497,886	4,479,407
Series 2003-1 Class B, 2.95% 6/15/10 (b)(e)	8,574,265	8,605,785
Series 2003-2 Class B, 2.76% 1/15/09 (e)	3,967,766	3,975,192
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 2.76% 1/15/10 (e)	9,630,000	9,667,024
Series 2004-B Class A4, 2.59% 8/15/11 (e)	16,300,000	16,299,226
Capital One Master Trust:
Series 1999-3 Class B, 2.96% 9/15/09 (e)	5,000,000	5,006,985
Series 2001-1 Class B, 2.99% 12/15/10 (e)	19,500,000	19,671,680
Series 2001-8A Class B, 3.03% 8/17/09 (e)	9,585,000	9,654,150
Series 2002-3A Class B, 4.55% 2/15/08	10,000,000	10,020,238
Series 2002-4A Class B, 2.98% 3/15/10 (e)	6,000,000	6,037,354
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.16% 7/15/08 (e)	17,705,000	17,743,951
Series 2003-B1 Class B1, 3.65% 2/17/09 (e)	15,470,000	15,647,907
Capital Trust Ltd. Series 2004-1:
Class A2, 2.95% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.25% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 3.6% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 3.56% 1/25/32 (e)	3,290,488	3,312,492
Series 2002-HE2 Class M1, 3.23% 1/25/33 (e)	9,999,980	10,048,304
Series 2002-HE3:
Class M1, 3.63% 3/25/33 (e)	21,499,948	21,961,275
Class M2, 4.78% 3/25/33 (e)	9,968,976	10,195,761
Asset-Backed Securities - continued
	Principal Amount	Value
CDC Mortgage Capital Trust: - continued
Series 2003-HE1:
Class M1, 3.43% 8/25/33 (e)	$ 1,989,998	$ 2,000,799
Class M2, 4.48% 8/25/33 (e)	4,369,996	4,452,670
Series 2003-HE2 Class A, 2.88% 10/25/33 (e)	5,261,801	5,277,917
Series 2003-HE3:
Class M1, 3.23% 11/25/33 (e)	2,254,989	2,278,853
Class M2, 4.28% 11/25/33 (e)	1,719,992	1,760,355
Series 2004-HE2 Class M2, 3.73% 7/26/34 (e)	2,345,000	2,344,891
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 2.96% 3/16/09 (e)	1,305,000	1,313,375
Series 2002-2 Class C, 3.38% 7/16/07 (e)	13,818,000	13,834,331
Series 2002-4 Class B, 2.79% 10/15/07 (e)	12,000,000	12,003,811
Series 2002-6 Class B, 2.83% 1/15/08 (e)	11,850,000	11,863,780
Series 2004-1 Class B, 2.68% 5/15/09 (e)	4,105,000	4,104,806
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (e)	17,500,000	17,538,220
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,013,996
Series 2002-B1 Class B1, 2.8788% 6/25/09 (e)	9,010,000	9,047,935
Series 2002-C1 Class C1, 3.2% 2/9/09 (e)	17,500,000	17,737,743
Series 2003-B1 Class B1, 2.74% 3/7/08 (e)	25,000,000	25,042,223
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,217,047
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 2.94% 12/25/33 (b)(e)	9,480,605	9,481,293
Countrywide Home Loans, Inc.:
Series 2000-2 Class MV2, 3.43% 6/25/31 (e)	1,637,667	1,638,759
Series 2002-6 Class AV1, 2.96% 5/25/33 (e)	2,677,243	2,683,470
Series 2003-BC1 Class M2, 4.53% 9/25/32 (e)	11,065,000	11,365,868
Series 2003-SD3 Class A1, 2.95% 12/25/32 (b)(e)	1,584,706	1,592,412
Series 2004-2 Class M1, 3.03% 5/25/34 (e)	5,200,000	5,199,769
Series 2004-3:
Class 3A4, 2.78% 8/25/34 (e)	672,000	668,358
Class M1, 3.03% 6/25/34 (e)	1,475,000	1,476,385
Series 2004-4:
Class A, 2.9% 8/25/34 (e)	4,029,188	4,031,855
Class M1, 3.01% 7/25/34 (e)	3,650,000	3,663,482
Class M2, 3.06% 6/25/34 (e)	4,395,000	4,412,168
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 2.92% 4/25/34 (e)	3,915,778	3,931,534
Series 2004-FRE1:
Class A2, 2.88% 4/25/34 (e)	5,173,253	5,173,030
Class M3, 3.18% 4/25/34 (e)	5,885,000	5,884,736
Asset-Backed Securities - continued
	Principal Amount	Value
Discover Card Master Trust I:
Series 2000-1 Class B, 2.85% 8/16/07 (e)	$ 6,300,000	$ 6,301,586
Series 2000-2 Class B, 2.85% 9/18/07 (e)	10,000,000	10,003,428
Series 2002-1 Class B, 2.88% 7/15/07 (e)	30,637,000	30,634,574
Series 2003-4 Class B1, 2.81% 5/16/11 (e)	8,155,000	8,206,166
Fannie Mae guaranteed REMIC pass thru certificates:
Series 2002-T15 Class S1, 5.25% 4/25/05 (f)	21,931,368	346,106
Series 2004-T5 Class AB3, 2.922% 5/28/35 (e)	10,762,288	10,772,378
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.21% 11/25/33 (e)	1,300,000	1,314,178
Class M2, 4.28% 11/25/33 (e)	700,000	721,377
Series 2004-1 Class M2, 3.63% 1/25/35 (e)	3,700,000	3,746,141
Series 2004-2 Class M2, 3.68% 7/25/34 (e)	9,890,000	9,889,552
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.08% 3/25/34 (e)	400,000	399,982
Class M4, 3.43% 3/25/34 (e)	300,000	299,987
Class M6, 3.78% 3/25/34 (e)	400,000	403,574
First USA Credit Card Master Trust Series 2001-4 Class B, 2.82% 1/12/09 (e)	15,000,000	15,052,416
First USA Secured Note Trust Series 2001-3 Class C, 3.55% 11/19/08 (b)(e)	11,580,000	11,661,421
Fleet Credit Card Master Trust II Series 2002-A Class B, 2.82% 10/15/07 (e)	10,000,000	10,003,428
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.91% 10/15/07 (e)	19,600,000	19,698,284
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 2.75% 2/25/34 (e)	4,636,418	4,636,219
Class M1, 2.98% 2/25/34 (e)	750,000	749,967
Class M2, 3.03% 2/25/34 (e)	800,000	799,964
Series 2004-C Class 2A2, 3.08% 8/25/34 (e)	10,000,000	10,050,833
GE Business Loan Trust Series 2003-1 Class A, 2.91% 4/15/31 (b)(e)	6,215,951	6,260,355
Gracechurch Card Funding PLC:
Series 5:
Class B, 2.71% 8/15/08 (e)	1,520,000	1,522,014
Class C, 3.41% 8/15/08 (e)	5,580,000	5,608,542
Series 6 Class B, 2.67% 2/17/09 (e)	1,030,000	1,031,194
GS Mortgage Securities Corp.:
Series 2002-HE Class M1, 3.75% 11/20/32 (e)	3,017,000	3,093,548
Series 2003-FM1 Class M1, 3.32% 3/20/33 (e)	15,000,000	15,183,602
Series 2004-FF3 Class M2, 3.67% 5/25/34 (e)	4,650,000	4,649,790
Asset-Backed Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp.: - continued
Series 2004-FM1:
Class M1, 3.18% 11/25/33 (e)	$ 2,865,000	$ 2,864,872
Class M2, 3.93% 11/25/33 (e)	1,975,000	2,009,204
GSAMP Trust:
Series 2002-NC1:
Class A2, 2.85% 7/25/32 (e)	1,637,777	1,651,616
Class M1, 3.17% 7/25/32 (e)	8,861,000	8,967,014
Series 2004-FM2:
Class M1, 3.03% 1/25/34 (e)	3,500,000	3,499,844
Class M2, 3.63% 1/25/34 (e)	1,500,000	1,499,932
Class M3, 3.83% 1/25/34 (e)	1,500,000	1,499,931
Series 2004-HE1:
Class M1, 3.08% 5/25/34 (e)	4,045,000	4,044,819
Class M2, 3.68% 5/25/34 (e)	1,750,000	1,736,803
Class M3, 3.93% 5/25/34 (e)	1,250,000	1,240,700
Series 2005-NC1 Class M1, 2.95% 2/25/35 (c)(e)	9,010,000	9,010,000
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.33% 6/25/32 (e)	10,000,000	10,038,910
Series 2002-3 Class A5, 2.97% 2/25/33 (e)	2,921,102	2,923,083
Series 2002-4:
Class A3, 3.01% 3/25/33 (e)	4,280,827	4,288,369
Class M2, 4.58% 3/25/33 (e)	1,850,000	1,881,077
Series 2002-5:
Class A3, 3.05% 5/25/33 (e)	6,015,273	6,053,650
Class M1, 3.73% 5/25/33 (e)	13,800,000	14,109,356
Series 2003-1:
Class A2, 3% 6/25/33 (e)	9,198,143	9,221,762
Class M1, 3.53% 6/25/33 (e)	5,700,000	5,741,572
Series 2003-2:
Class A2, 2.91% 8/25/33 (e)	594,030	596,176
Class M1, 3.41% 8/25/33 (e)	2,245,000	2,274,762
Series 2003-3:
Class A2, 2.89% 8/25/33 (e)	3,750,551	3,763,015
Class M1, 3.39% 8/25/33 (e)	8,185,000	8,292,108
Series 2003-4:
Class M1, 3.33% 10/25/33 (e)	3,415,000	3,449,660
Class M2, 4.43% 10/25/33 (e)	4,040,000	4,102,323
Series 2003-5:
Class A2, 2.88% 12/25/33 (e)	9,895,999	9,925,838
Class M1, 3.23% 12/25/33 (e)	3,175,000	3,205,006
Class M2, 4.26% 12/25/33 (e)	1,345,000	1,384,046
Series 2003-7 Class A2, 2.91% 3/25/34 (e)	4,977,782	4,994,800
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2004-2 Class A2, 2.82% 7/25/34 (e)	$ 9,749,727	$ 9,749,314
Series 2004-3:
Class M1, 3.1% 8/25/34 (e)	2,015,000	2,014,910
Class M2, 3.73% 8/25/34 (e)	2,200,000	2,199,899
Class M3, 3.98% 8/25/34 (e)	950,000	949,956
Series 2004-4 Class A2, 2.85% 10/25/34 (e)	11,660,432	11,696,108
Series 2004-6 Class A2, 2.88% 12/25/34 (e)	12,649,463	12,681,941
Series 2004-7 Class A3, 2.92% 1/25/35 (e)	3,720,961	3,735,619
Series 2005-1:
Class M1, 2.9888% 5/25/35 (e)	9,705,000	9,705,000
Class M2, 3.0088% 5/25/35 (e)	3,880,000	3,880,000
Class M3, 3.0588% 5/25/35 (e)	5,825,000	5,825,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 2.77% 8/15/08 (e)	10,000,000	10,017,814
Household Credit Card Master Trust I Series 2002-1 Class B, 3.13% 7/15/08 (e)	22,589,000	22,663,483
Household Home Equity Loan Trust:
Series 2002-2 Class A, 2.8% 4/20/32 (e)	3,414,440	3,420,955
Series 2002-3 Class A, 2.95% 7/20/32 (e)	2,738,511	2,744,592
Series 2003-1 Class M, 3.13% 10/20/32 (e)	1,086,334	1,088,373
Series 2003-2:
Class A, 2.83% 9/20/33 (e)	4,053,005	4,065,733
Class M, 3.08% 9/20/33 (e)	1,905,924	1,912,225
Series 2004-1 Class M, 3.02% 9/20/33 (e)	3,768,537	3,777,215
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.15% 2/20/33 (e)	2,492,959	2,505,386
Series 2004-HC1:
Class A, 2.85% 2/20/34 (e)	7,654,584	7,670,035
Class M, 3% 2/20/34 (e)	4,627,989	4,631,977
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.03% 1/18/11 (e)	8,850,000	8,871,634
Series 2002-2:
Class A, 2.65% 1/18/11 (e)	9,000,000	9,016,462
Class B, 3.03% 1/18/11 (e)	14,275,000	14,375,356
Series 2002-3 Class B, 3.73% 9/15/09 (e)	4,150,000	4,177,327
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 2.72% 12/17/07 (e)	5,381,548	5,383,235
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 2.84% 6/25/35 (c)(e)	13,740,000	13,740,000
Class M1, 3.06% 6/25/35 (c)(e)	4,100,000	4,100,000
Class M2, 3.08% 6/25/35 (c)(e)	2,775,000	2,775,000
Class M3, 3.11% 6/25/35 (c)(e)	1,975,000	1,975,000
Asset-Backed Securities - continued
	Principal Amount	Value
IXIS Real Estate Capital Trust Series 2005-HE1: - continued
Class M4, 3.29% 6/25/35 (c)(e)	$ 4,940,000	$ 4,940,000
Class M5, 3.32% 6/25/35 (c)(e)	3,020,000	3,020,000
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09 (e)	17,947,151	18,005,482
Long Beach Mortgage Loan Trust:
Series 2002-4 Class 2S1, 5.25% 4/25/05 (f)	20,228,000	229,936
Series 2003-1 Class A2, 2.93% 3/25/33 (e)	769,475	770,521
Series 2003-2:
Class AV, 2.85% 6/25/33 (e)	1,053,946	1,055,051
Class M1, 3.35% 6/25/33 (e)	19,500,000	19,690,182
Series 2003-3 Class M1, 3.28% 7/25/33 (e)	7,770,000	7,847,823
Series 2004-2:
Class M1, 3.06% 6/25/34 (e)	4,275,000	4,271,420
Class M2, 3.61% 6/25/34 (e)	2,800,000	2,827,128
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.26% 4/25/33 (e)	3,500,000	3,530,776
Class M2, 4.38% 4/25/33 (e)	1,500,000	1,537,412
Series 2004-FRE1 Class M1, 3.08% 7/25/34 (e)	5,223,000	5,243,550
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.28% 3/17/08 (b)(e)	7,250,000	7,277,550
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 2.855% 10/15/08 (e)	30,000,000	30,069,528
Series 2001-B2 Class B2, 2.84% 1/15/09 (e)	30,353,000	30,462,611
Series 2002-B2 Class B2, 2.86% 10/15/09 (e)	20,000,000	20,111,192
Series 2002-B3 Class B3, 2.88% 1/15/08 (e)	15,000,000	15,013,875
Series 2002-B4 Class B4, 2.98% 3/15/10 (e)	14,800,000	14,939,884
Series 2003-B2 Class B2, 2.87% 10/15/10 (e)	1,530,000	1,541,612
Series 2003-B3 Class B3, 2.855% 1/18/11 (e)	1,130,000	1,136,305
Series 2003-B5 Class B5, 2.85% 2/15/11 (e)	705,000	711,125
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 2.99% 9/15/10 (e)	7,800,000	7,849,896
Series 1998-G Class B, 2.88% 2/17/09 (e)	20,000,000	20,060,062
Series 2000-C Class B, 2.855% 7/15/07 (e)	15,000,000	14,998,235
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.03% 7/25/34 (e)	2,125,000	2,124,906
Class M2, 3.08% 7/25/34 (e)	375,000	374,983
Class M3, 3.48% 7/25/34 (e)	775,000	774,965
Class M4, 3.63% 7/25/34 (e)	525,000	524,976
Merrill Lynch Mortgage Investors, Inc.:
Series 2002-HE1N Class N1, 3.13% 11/25/09 (b)(e)	245,424	245,500
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc.: - continued
Series 2003-HE1 Class M1, 3.23% 7/25/34 (e)	$ 2,321,000	$ 2,337,686
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 4.63% 11/25/32 (e)	2,370,000	2,451,644
Series 2003-HE1 Class M2, 4.43% 5/25/33 (e)	6,185,000	6,268,089
Series 2003-NC5 Class M2, 4.53% 4/25/33 (e)	2,800,000	2,849,725
Series 2003-NC6 Class M2, 4.48% 6/27/33 (e)	12,835,000	13,210,689
Series 2003-NC7:
Class M1, 3.23% 6/25/33 (e)	1,785,000	1,793,438
Class M2, 4.38% 6/25/33 (e)	1,000,000	1,019,784
Series 2003-NC8 Class M1, 3.23% 9/25/33 (e)	2,350,000	2,369,378
Series 2004-HE6 Class A2, 2.87% 8/25/34 (e)	10,476,102	10,478,230
Series 2004-NC6 Class A2, 2.87% 7/25/34 (e)	4,974,029	4,982,769
Series 2005-1:
Class M2, 3.0288% 1/25/35 (e)	4,425,000	4,425,000
Class M3, 3.0788% 1/25/35 (e)	4,000,000	4,000,000
Class M4, 3.2588% 1/25/35 (e)	787,000	787,000
Series 2005-HE1:
Class A3B, 2.7644% 12/25/34 (e)	3,885,000	3,885,000
Class M1, 2.9944% 12/25/34 (e)	1,100,000	1,100,000
Class M2, 3.0144% 12/25/34 (e)	2,970,000	2,970,000
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.38% 2/25/32 (e)	1,510,288	1,523,427
Class M2, 3.93% 2/25/32 (e)	10,149,500	10,272,423
Series 2001-NC3 Class M2, 4.03% 10/25/31 (e)	4,230,000	4,268,414
Series 2001-NC4:
Class M1, 3.53% 1/25/32 (e)	3,827,881	3,854,318
Class M2, 4.18% 1/25/32 (e)	1,645,000	1,659,561
Series 2002-AM3 Class A3, 3.02% 2/25/33 (e)	2,948,780	2,955,671
Series 2002-HE1 Class M1, 3.13% 7/25/32 (e)	2,700,000	2,721,513
Series 2002-HE2:
Class M1, 3.23% 8/25/32 (e)	9,925,000	9,984,697
Class M2, 3.78% 8/25/32 (e)	1,550,000	1,561,768
Series 2002-NC3 Class A3, 2.87% 8/25/32 (e)	1,693,380	1,697,675
Series 2002-NC5 Class M3, 4.33% 10/25/32 (e)	920,000	941,523
Series 2002-OP1 Class M1, 3.28% 9/25/32 (e)	1,545,000	1,558,374
Series 2003-NC1:
Class M1, 3.58% 11/25/32 (e)	2,555,000	2,581,009
Class M2, 4.58% 11/25/32 (e)	1,880,000	1,905,712
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 2.96% 1/25/33 (e)	1,436,302	1,437,923
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Class M2, 4.53% 1/25/33 (e)	$ 4,600,000	$ 4,689,203
Series 2003-6 Class M1, 3.25% 1/25/34 (e)	5,180,000	5,221,573
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 2.62% 6/15/09 (e)	18,550,330	18,571,028
Series 2004-A Class A4A, 2.55% 6/15/10 (e)	10,570,000	10,577,082
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.98% 6/25/34 (e)	1,450,000	1,451,229
Class M4, 3.505% 6/25/34 (e)	2,435,000	2,441,240
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.16% 9/25/34 (e)	2,940,000	2,960,680
Class M2, 3.21% 9/25/34 (e)	1,755,000	1,772,271
Class M3, 3.78% 9/25/34 (e)	3,355,000	3,356,135
Class M4, 3.98% 9/25/34 (e)	4,700,000	4,702,366
Series 2004-WCW2 Class A2, 2.91% 10/25/34 (e)	11,776,622	11,816,897
Series 2005-WCH1:
Class A3B, 2.65% 1/25/35 (e)	2,775,000	2,773,418
Class M2, 2.95% 1/25/35 (e)	4,175,000	4,175,000
Class M3, 2.99% 1/25/35 (e)	3,290,000	3,290,000
Class M5, 3.31% 1/25/35 (e)	3,095,000	3,095,000
Class M6, 3.41% 1/25/35 (e)	2,320,000	2,320,000
Providian Gateway Master Trust Series 2002-B Class A, 3.18% 6/15/09 (b)(e)	15,000,000	15,089,588
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 3.78% 10/25/34 (e)	5,500,000	5,568,025
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 2.93% 4/25/33 (e)	1,739,302	1,746,846
Saxon Asset Securities Trust Series 2004-2 Class MV1, 3.11% 8/25/35 (e)	4,495,000	4,513,021
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 2.905% 2/15/10 (e)	10,000,000	9,977,858
Series 2002-1 Class B, 2.85% 2/18/09 (e)	10,000,000	9,997,039
Series 2002-4:
Class A, 2.61% 8/18/09 (e)	27,000,000	27,016,246
Class B, 2.905% 8/18/09 (e)	33,300,000	33,344,289
Series 2002-5 Class B, 3.73% 11/17/09 (e)	30,000,000	30,052,917
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.05% 2/25/34 (e)	2,910,000	2,914,458
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.89% 2/25/34 (e)	1,389,968	1,389,908
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.93% 3/15/11 (b)(e)	10,835,000	10,863,778
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.96% 9/25/34 (e)	$ 4,687,109	$ 4,711,356
Series 2003-6HE Class A1, 3% 11/25/33 (e)	2,674,577	2,681,253
Series 2003-8HE Class A, 3% 12/25/34 (e)	3,457,897	3,459,799
Series 2004-1HE Class A1, 3.04% 2/25/35 (b)(e)	3,432,591	3,440,100
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	3,135,159	3,133,012
TOTAL ASSET-BACKED SECURITIES (Cost $2,041,312,718)		2,051,675,874
Collateralized Mortgage Obligations - 17.1%

Private Sponsor - 12.2%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 2.93% 2/25/35 (e)	12,076,781	12,115,378
Series 2004-4 Class 5A2, 2.93% 3/25/35 (e)	4,905,653	4,909,676
Series 2005-1 Class 5A2, 2.88% 5/25/35 (e)	7,875,000	7,875,000
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35 (e)	23,650,000	23,650,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 2.93% 5/25/33 (e)	7,845,816	7,847,549
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 2.93% 9/25/34 (e)	12,808,506	12,795,437
Series 2005-1 Class 2A1, 2.84% 3/25/35 (e)	16,450,000	16,450,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 2.93% 3/25/34 (e)	8,172,636	8,168,204
Series 2004-AR3 Class 6A2, 2.9% 4/25/34 (e)	3,504,028	3,507,856
Series 2004-AR4 Class 5A2, 2.9% 5/25/34 (e)	3,156,039	3,154,103
Series 2004-AR5 Class 11A2, 2.9% 6/25/34 (e)	4,535,742	4,525,928
Series 2004-AR6 Class 9A2, 2.9% 10/25/34 (e)	5,672,861	5,674,948
Series 2004-AR7 Class 6A2, 2.91% 8/25/34 (e)	8,320,907	8,328,675
Series 2004-AR8 Class 8A2, 2.91% 9/25/34 (e)	6,779,896	6,789,089
Series 2001-AR7 Class 3A2, 5.7048% 2/25/41 (e)	299,789	302,311
Series 2003-TFLA Class F, 2.9433% 4/15/13 (b)(e)	3,750,000	3,748,008
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	6,286,351	6,272,575
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 2.6746% 12/21/24 (e)	5,300,000	5,300,000
Class B1, 2.7246% 12/21/54 (e)	7,050,000	7,050,000
Class M1, 2.8246% 12/21/54 (e)	5,300,000	5,300,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 2.72% 3/20/44 (e)	$ 1,415,000	$ 1,415,099
Class 1C, 3.41% 3/20/44 (e)	4,075,000	4,090,200
Class 1M, 2.92% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 2.58% 6/20/28 (e)	6,500,000	6,498,217
Class 1B, 2.68% 6/20/44 (e)	1,230,000	1,230,048
Class 1C, 3.21% 6/20/44 (e)	4,475,000	4,483,566
Class 1M, 2.79% 6/20/44 (e)	2,285,000	2,285,089
Series 2004-3:
Class 1B, 2.67% 9/20/44 (e)	2,100,000	2,100,000
Class 1C, 3.1% 9/20/44 (e)	5,415,000	5,420,415
Class 1M, 2.78% 9/20/44 (e)	1,200,000	1,199,760
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.44% 7/15/40 (e)	2,560,000	2,583,416
Holmes Financing No. 8 PLC floater:
Series 1:
Class B, 2.77% 7/15/40 (e)	2,050,000	2,049,359
Class C, 3.26% 7/15/40 (e)	22,640,000	22,647,075
Series 2:
Class A, 2.72% 4/15/11 (e)	25,000,000	24,990,235
Class B, 2.81% 7/15/40 (e)	2,695,000	2,695,539
Class C, 3.36% 7/15/40 (e)	10,280,000	10,301,691
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.98% 10/25/34 (e)	5,303,251	5,318,270
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 2.9% 3/25/35 (e)	10,222,393	10,228,782
Series 2004-6 Class 1A2, 2.92% 10/25/34 (e)	4,393,995	4,389,350
Series 2005-1:
Class M1, 3.0288% 4/25/35 (e)	3,550,000	3,550,000
Class M2, 3.0588% 4/25/35 (e)	6,215,000	6,215,000
Class M3, 3.1088% 4/25/35 (e)	1,525,000	1,525,000
Class M4, 3.3288% 4/25/35 (e)	900,000	900,000
Class M5, 3.3588% 4/25/35 (e)	900,000	900,000
Class M6, 3.4288% 4/25/35 (e)	1,440,000	1,440,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 2.82% 3/25/35 (e)	16,345,000	16,345,000
Series 2004-6 Class 4A2, 4.181% 7/25/34 (c)(e)	5,969,000	5,947,971
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 2.92% 3/25/28 (e)	10,470,362	10,527,758
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc. floater: - continued
Series 2003-B Class A1, 2.87% 4/25/28 (e)	$ 10,084,417	$ 10,133,908
Series 2003-D Class A, 2.84% 8/25/28 (e)	9,549,477	9,561,771
Series 2003-E Class A2, 2.28% 10/25/28 (e)	13,765,111	13,735,586
Series 2003-F Class A2, 2.46% 10/25/28 (e)	15,891,109	15,871,746
Series 2004-A Class A2, 2.37% 4/25/29 (e)	14,816,286	14,739,754
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	11,894,165	11,866,935
Series 2004-C Class A2, 3.07% 7/25/29 (e)	16,713,022	16,676,810
Series 2004-D Class A2, 2.34% 9/25/29 (e)	12,432,185	12,418,528
Series 2004-E Class A2D, 2.64% 11/25/29 (e)	2,405,610	2,402,696
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,819,874	4,824,393
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 2.97% 10/25/32 (e)	1,635,673	1,636,719
Class M1, 3.38% 10/25/32 (e)	5,000,000	5,025,878
MortgageIT Trust floater Series 2004-2:
Class A1, 2.9% 12/25/34 (e)	5,469,557	5,469,551
Class A2, 2.98% 12/25/34 (e)	7,399,409	7,399,400
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,754,392
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	2,895,000	2,925,081
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,395,768
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,809,241
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,229,668
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,905,646
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	3,998,125
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,345,821
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	6,005,416	6,138,258
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.22% 3/10/35 (b)(e)	5,542,904	5,641,707
Class B5, 4.77% 3/10/35 (b)(e)	5,736,385	5,853,183
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.03% 11/25/34 (e)	4,785,649	4,811,498
Series 2003-RP2 Class A1, 2.98% 6/25/33 (b)(e)	5,192,322	5,210,755
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 2.2513% 9/20/33 (e)	$ 14,571,285	$ 14,545,287
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	13,281,705	13,269,697
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	8,250,602	8,233,656
Series 2004-10 Class A4, 2.58% 11/20/34 (e)	13,410,762	13,372,979
Series 2004-3 Class A, 2.33% 5/20/34 (e)	14,206,066	14,096,239
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	11,736,051	11,672,963
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	12,128,442	12,128,442
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	10,698,385	10,688,449
Class A3B, 3.16% 7/20/34 (e)	1,337,298	1,336,215
Series 2004-7:
Class A3A, 2.285% 8/20/34 (e)	9,887,080	9,877,126
Class A3B, 2.51% 7/20/34 (e)	1,779,129	1,791,247
Series 2004-8 Class A2, 2.35% 9/20/34 (e)	17,715,665	17,702,403
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,480,000	8,480,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 2.93% 9/25/33 (b)(e)	3,679,291	3,680,661
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.9% 9/25/34 (e)	25,918,906	25,962,033
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.725% 8/25/34 (e)	19,880,000	20,064,387
TOTAL PRIVATE SPONSOR		708,603,860
U.S. Government Agency - 4.9%
Fannie Mae:
floater:
Series 2000-38 Class F, 2.98% 11/18/30 (e)	1,425,306	1,435,867
Series 2000-40 Class FA, 3.03% 7/25/30 (e)	3,076,852	3,090,698
Series 2002-89 Class F, 2.83% 1/25/33 (e)	4,620,823	4,627,544
planned amortization class Series 2002-81 Class PU, 4.5% 5/25/20	7,256,023	7,255,114
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,874,679	6,060,836
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 2.88% 8/18/31 (e)	2,930,883	2,940,066
Series 2001-44 Class FB, 2.83% 9/25/31 (e)	2,730,878	2,738,708
Series 2001-46 Class F, 2.88% 9/18/31 (e)	7,864,928	7,908,494
Series 2002-11 Class QF, 3.03% 3/25/32 (e)	5,604,808	5,644,570
Series 2002-36 Class FT, 3.03% 6/25/32 (e)	1,786,164	1,801,004
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater: - continued
Series 2002-64 Class FE, 2.83% 10/18/32 (e)	$ 2,761,657	$ 2,770,635
Series 2002-65 Class FA, 2.83% 10/25/17 (e)	3,473,662	3,480,357
Series 2002-74 Class FV, 2.98% 11/25/32 (e)	9,941,946	10,006,332
Series 2003-11:
Class DF, 2.98% 2/25/33 (e)	4,479,361	4,509,396
Class EF, 2.98% 2/25/33 (e)	3,873,578	3,890,050
Series 2003-63 Class F1, 2.83% 11/25/27 (e)	7,307,471	7,310,519
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	2,265,382	2,272,602
Series 2001-56 Class KD, 6.5% 7/25/30	887,499	889,037
Series 2001-62 Class PG, 6.5% 10/25/30	8,689,489	8,779,712
Series 2001-70 Class PD, 6% 3/25/29	2,952,456	2,952,680
Series 2001-76 Class UB, 5.5% 10/25/13	3,304,781	3,323,200
Series 2002-16 Class QD, 5.5% 6/25/14	656,076	661,994
Series 2002-28 Class PJ, 6.5% 3/25/31	8,605,549	8,654,491
Series 2002-8 Class PD, 6.5% 7/25/30	7,180,486	7,253,314
Series 2003-17 Class PQ, 4.5% 3/25/16	7,393,082	7,395,673
Series 2004-33 Class ZK, 4.5% 4/25/34	2,426,886	2,421,448
Series 2004-37 Class ZB, 4.5% 5/25/34	5,028,172	5,016,557
Freddie Mac:
floater Series 2510 Class FE, 2.88% 10/15/32 (e)	6,969,232	7,007,982
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	4,461,699	4,480,487
Series 2353 Class PC, 6.5% 9/15/15	2,550,639	2,570,498
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 2.68% 7/15/31 (e)	5,952,860	5,958,082
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 2.83% 7/15/17 (e)	5,568,944	5,597,041
Series 2526 Class FC, 2.88% 11/15/32 (e)	4,791,604	4,819,359
Series 2538 Class FB, 2.88% 12/15/32 (e)	7,722,119	7,762,921
Series 2551 Class FH, 2.93% 1/15/33 (e)	4,308,403	4,327,674
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	17,331,818	17,496,765
Series 2368 Class PQ, 6.5% 8/15/30	517,214	517,213
Series 2394 Class ND, 6% 6/15/27	4,757,014	4,799,626
Series 2395 Class PE, 6% 2/15/30	9,994,927	10,124,563
Series 2398 Class DK, 6.5% 1/15/31	835,315	840,662
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class: - continued
Series 2410 Class ML, 6.5% 12/15/30	$ 4,553,705	$ 4,602,406
Series 2420 Class BE, 6.5% 12/15/30	6,455,266	6,514,974
Series 2435 Class GD, 6.5% 2/15/30	1,718,713	1,722,357
Series 2443 Class TD, 6.5% 10/15/30	6,204,047	6,272,960
Series 2461 Class PG, 6.5% 1/15/31	5,538,789	5,655,526
Series 2466 Class EC, 6% 10/15/27	2,471,981	2,477,211
Series 2483 Class DC, 5.5% 7/15/14	8,075,674	8,120,590
Series 2490 Class PM, 6% 7/15/28	2,785,926	2,793,045
Series 2556 Class PM, 5.5% 2/15/16	4,662,884	4,677,962
Series 2557 Class MA, 4.5% 7/15/16	1,541,540	1,543,625
Series 2776 Class UJ, 4.5% 5/15/20 (f)	8,273,075	513,031
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	12,004,188
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	1,645,085	1,653,476
Series 2445 Class BD, 6.5% 6/15/30	582	582
Series 2480 Class QW, 5.75% 2/15/30	3,140,752	3,152,030
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 2.83% 5/16/23 (e)	3,470,775	3,486,266
Series 2001-50 Class FV, 2.68% 9/16/27 (e)	10,703,590	10,700,870
Series 2001-62 Class KF, 2.88% 9/16/29 (e)	238,714	238,712
Series 2002-24 Class FX, 3.03% 4/16/32 (e)	3,283,764	3,313,292
Series 2002-31 Class FW, 2.88% 6/16/31 (e)	4,487,239	4,509,848
Series 2002-5 Class KF, 2.88% 8/16/26 (e)	1,085,487	1,086,453
TOTAL U.S. GOVERNMENT AGENCY		286,433,175
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $996,777,517)		995,037,035
Commercial Mortgage Securities - 7.2%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (b)(e)	5,025,000	5,125,527
Class D, 7.54% 8/3/10 (b)(e)	6,695,000	6,831,259
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 2.72% 9/8/14 (b)(e)	6,448,060	6,449,617
Series 2003-BBA2 Class A3, 2.8% 11/15/15 (b)(e)	5,038,226	5,046,708
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.11% 8/25/33 (b)(e)	7,584,720	7,644,568
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2003-2:
Class A, 3.11% 12/25/33 (b)(e)	$ 15,156,532	$ 15,258,366
Class M1, 3.38% 12/25/33 (b)(e)	2,466,482	2,497,506
Series 2004-1:
Class A, 2.89% 4/25/34 (b)(e)	6,976,515	6,955,258
Class B, 4.43% 4/25/34 (b)(e)	724,833	723,615
Class M1, 3.09% 4/25/34 (b)(e)	634,229	633,064
Class M2, 3.73% 4/25/34 (b)(e)	543,625	543,391
Series 2004-2:
Class A, 2.96% 8/25/34 (b)(e)	6,738,696	6,742,908
Class M1, 3.11% 8/25/34 (b)(e)	2,172,847	2,175,563
Series 2004-3:
Class A1, 2.9% 1/25/35 (b)(e)	6,851,069	6,854,281
Class A2, 2.95% 1/25/35 (b)(e)	952,199	952,943
Class M1, 3.03% 1/25/35 (b)(e)	1,141,845	1,141,845
Class M2, 3.53% 1/25/35 (b)(e)	744,681	744,681
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 2.73% 4/14/15 (b)(e)	7,084,461	7,086,127
Class JFCM, 4.05% 4/14/15 (b)(e)	1,344,296	1,345,976
Class JMM, 3.95% 4/14/15 (b)(e)	1,384,053	1,381,376
Class JSCM, 4.15% 4/14/15 (b)(e)	1,123,081	1,132,109
Class KFCM, 4.3% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.2% 4/14/15 (b)(e)	1,253,767	1,253,009
Class KSCM, 4.45% 4/14/15 (b)(e)	1,203,639	1,213,776
Class LFCM, 4.7% 4/14/15 (b)(e)	1,601,905	1,603,407
Class LSCM, 4.85% 4/14/15 (b)(e)	1,803,447	1,819,318
Class MFCM, 5% 4/14/15 (b)(e)	2,218,251	2,220,331
Class MSCM, 5.15% 4/14/15 (b)(e)	1,767,389	1,782,922
Series 2003-WEST Class A, 3.02% 1/3/15 (b)(e)	13,123,066	13,170,905
Series 2004-BBA3 Class E, 3.18% 6/15/17 (b)(e)	10,415,000	10,418,329
Series 2004-ESA Class A2, 2.79% 5/14/16 (b)(e)	6,565,000	6,582,261
Series 2004-HS2A:
Class E, 3.35% 1/14/16 (b)(e)	1,725,000	1,731,684
Class F, 3.5% 1/14/16 (b)(e)	1,125,000	1,129,355
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.86% 2/15/12 (b)(e)	24,300,000	24,359,824
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 2.89% 12/12/13 (b)(e)	896,672	893,326
Class C, 3.24% 12/12/13 (b)(e)	1,793,345	1,771,839
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM floater:
Series 2000-FL3A Class C, 3.24% 11/15/12 (b)(e)	$ 489,694	$ 489,537
Series 2001-FL5A:
Class D, 3.73% 11/15/13 (b)(e)	5,571,287	5,574,088
Class E, 3.98% 11/15/13 (b)(e)	5,000,000	5,004,148
Series 2002-FL6:
Class B, 2.81% 6/14/14 (b)(e)	5,000,000	5,000,602
Class F, 3.93% 6/14/14 (b)(e)	11,163,000	11,253,091
Class G, 4.38% 6/14/14 (b)(e)	5,000,000	5,028,426
Series 2002-FL7 Class A2, 2.83% 11/15/14 (b)(e)	1,729,431	1,730,736
Series 2003-FL9 Class B, 2.98% 11/15/15 (b)(e)	12,999,016	13,038,404
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 2.78% 9/15/14 (b)(e)	3,570,000	3,575,563
Class G, 3.46% 9/15/14 (b)(e)	1,345,000	1,347,082
Class H, 3.56% 9/15/14 (b)(e)	1,430,000	1,432,212
Class J, 4.08% 9/15/14 (b)(e)	490,000	490,754
Class K, 4.48% 9/15/14 (b)(e)	770,000	771,180
Class L, 4.68% 9/15/14 (b)(e)	625,000	624,969
Series 2004-HTL1:
Class B, 2.93% 7/15/16 (b)(e)	581,000	581,789
Class D, 3.03% 7/15/16 (b)(e)	1,320,000	1,320,555
Class E, 3.23% 7/15/16 (b)(e)	945,000	945,765
Class F, 3.28% 7/15/16 (b)(e)	1,000,000	1,001,210
Class H, 3.78% 7/15/16 (b)(e)	2,900,000	2,904,398
Class J, 3.93% 7/15/16 (b)(e)	1,115,000	1,116,688
Class K, 4.83% 7/15/16 (b)(e)	1,255,000	1,254,937
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.23% 12/15/11 (b)(e)	3,720,000	3,695,131
Series 2002-TFLA Class C, 3.04% 11/18/12 (b)(e)	3,675,000	3,689,129
Series 2003-TF2A Class A2, 2.8% 11/15/14 (b)(e)	9,500,000	9,509,456
Series 2004-FL1 Class B, 2.93% 5/15/14 (b)(e)	11,230,000	11,241,372
Series 2004-HC1:
Class A2, 2.98% 12/15/21 (b)(e)	1,475,000	1,474,997
Class B, 3.23% 12/15/21 (b)(e)	3,835,000	3,834,992
Series 2004-TFL1:
Class A2, 2.67% 2/15/14 (b)(e)	7,005,000	7,010,215
Class E, 3.03% 2/15/14 (b)(e)	2,800,000	2,807,428
Class F, 3.08% 2/15/14 (b)(e)	2,325,000	2,332,133
Class G, 3.33% 2/15/14 (b)(e)	1,875,000	1,880,689
Class H, 3.58% 2/15/14 (b)(e)	1,400,000	1,407,124
Class J, 3.88% 2/15/14 (b)(e)	750,000	754,493
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	$ 754,200	$ 772,742
Series 2003-TFLA Class A2, 2.85% 4/15/13 (b)(e)	7,205,000	7,213,519
Series 2003-TFLA Class G, 2.9433% 4/15/13 (b)(e)	2,095,000	2,037,099
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.28% 2/11/11 (b)(e)	500,000	499,301
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 5.65% 7/5/18 (b)(e)	2,290,847	2,290,847
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 2.91% 5/28/20 (b)(e)	3,300,479	3,301,812
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 4.9085% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 4.68% 7/11/15 (b)(e)	1,232,313	1,233,675
Class H, 5.43% 7/11/15 (b)(e)	12,525,233	12,583,945
Series 2003-LLFA:
Class A2, 2.84% 12/16/14 (b)(e)	11,700,000	11,737,999
Class B, 3.05% 12/16/14 (b)(e)	4,615,000	4,633,215
Class C, 3.15% 12/16/14 (b)(e)	4,982,000	5,004,326
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 2.95% 10/7/13 (b)(e)	3,489,876	3,489,908
Class D, 3.92% 10/7/13 (b)(e)	1,172,220	1,172,292
Class F, 4.34% 10/7/13 (b)(e)	6,431,229	6,427,529
Class G1, 5.15% 10/7/13 (b)(e)	6,000,000	5,999,992
Series 2002-XLF Class F, 4.55% 8/5/14 (b)(e)	7,907,903	7,907,895
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.28% 2/15/13 (b)(e)	10,495,000	10,490,712
Class D, 3.28% 2/15/13 (b)(e)	4,000,000	3,999,090
Series 2003-CDCA:
Class HBST, 4.08% 2/15/15 (b)(e)	1,920,000	1,922,400
Class HEXB, 4.38% 2/15/15 (b)(e)	770,000	770,963
Class JBST, 4.28% 2/15/15 (b)(e)	1,440,000	1,441,800
Class JEXB, 4.58% 2/15/15 (b)(e)	1,300,000	1,301,625
Class KBST, 4.63% 2/15/15 (b)(e)	815,000	816,019
Class KEXB, 4.98% 2/15/15 (b)(e)	960,000	961,200
Series 2000-NL1 Class E, 6.8139% 10/15/30 (b)(e)	4,345,000	4,497,297
Commercial Mortgage Securities - continued
	Principal Amount	Value
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.82% 5/15/09 (b)(e)	$ 18,000,000	$ 18,020,322
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.01% 3/24/18 (b)(e)	8,143,603	8,143,603
Wachovia Bank Commercial Mortgage Trust floater Series 2004-WHL3:
Class A2, 2.66% 3/15/14 (b)(e)	3,510,000	3,514,870
Class E, 2.98% 3/15/14 (b)(e)	2,190,000	2,197,536
Class F, 3.03% 3/15/14 (b)(e)	1,755,000	1,761,359
Class G, 3.26% 3/15/14 (b)(e)	875,000	878,409
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $416,568,878)		417,951,915
Cash Equivalents - 30.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (g)	$ 1,484,022,606	1,483,919,000
With Goldman Sachs & Co. at 2.35%, dated 1/6/05 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $270,555,985, 4.08%- 5.21%, 2/25/35 - 10/25/43)	265,484,361	264,998,172
TOTAL CASH EQUIVALENTS (Cost $1,748,919,000)		1,748,917,172
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $5,887,008,066)		5,896,262,380
NET OTHER ASSETS - (1.3)%		(76,770,694)
NET ASSETS - 100%		$ 5,819,491,686
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,356,825	$ (145,062)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,920,675	(121,462)
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,362,612	(66,654)
18 Eurodollar 90 Day Index Contracts	March 2006	17,827,650	(17,765)
4 Eurodollar 90 Day Index Contracts	June 2006	3,960,700	(7,566)
TOTAL EURODOLLAR CONTRACTS			(358,509)

Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 125,807
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $555,095,571 or 9.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,973,370.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,483,919,000 due 2/1/05 at 2.51%
Banc of America Securities LLC.	$360,891,717
Bank of America, National Association	123,381,783
Barclays Capital Inc.	370,145,350
Countrywide Securities Corporation	27,760,901
Deutsche Bank Securities Inc.	15,422,723
Goldman Sachs & Co.	92,536,337
Morgan Stanley & Co. Incorporated.	74,282,126
Societe Generale, New York Branch	33,929,990
UBS Securities LLC	215,918,121
Wachovia Capital Markets, LLC	138,804,506
WestLB AG	30,845,446
$ 1,483,919,000
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,886,381,340. Net unrealized appreciation aggregated $9,881,040, of which $15,197,140 related to appreciated investment securities and $5,316,100 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Floating Rate
High Income Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

January 31, 2005

FHI-QTLY-0305

1.813257.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (f) - 75.1%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.5%
DRS Technologies, Inc. term loan 4.2563% 11/4/10 (e)	$ 868	$ 878
Standard Aero Holdings, Inc. term loan 4.9901% 8/24/12 (e)	7,015	7,121
Titan Corp. Tranche B, term loan 5.2429% 6/30/09 (e)	6,905	7,025
Transdigm, Inc. term loan 4.67% 7/22/10 (e)	1,584	1,603
United Defense Industries, Inc. Tranche B, term loan 4.5692% 8/13/09 (e)	4,797	4,856
		21,483
Automotive - 2.0%
Accuride Corp. term loan 6.5% 1/31/12 (e)	7,000	7,053
Advance Auto Parts, Inc. Tranche B, term loan 4.2123% 9/30/10 (e)	3,000	3,034
Affinia Group, Inc. Tranche B, term loan 5.44% 11/30/11 (e)	7,540	7,663
AM General LLC Tranche B1, term loan 7.0053% 11/1/11 (e)	2,000	2,050
Cooper Standard Auto, Inc.:
Tranche B, term loan 4.75% 12/23/11 (e)	383	386
Tranche C, term loan 4.75% 12/23/11 (e)	617	621
CSK Automotive, Inc. Tranche B, term loan 4.85% 8/10/10 (e)	1,970	1,995
Enersys Capital, Inc. term loan 4.2745% 3/17/11 (e)	995	1,009
Federal-Mogul Corp. Tranche C, term loan 6.33% 1/1/49 (e)	2,000	2,005
Federal-Mogul Financing Trust Tranche B, term loan 4.9% 2/24/05 (e)	4,000	3,800
Goodyear Dunlop Tire Europe BV term loan 6.4% 4/30/05 (e)	8,776	8,831
Key Safety Systems, Inc. Tranche B, term loan 5.5503% 6/24/10 (e)	2,848	2,905
Mark IV Industries, Inc. Tranche B, term loan 5.3729% 6/23/11 (e)	2,985	3,037
SPX Corp. Tranche B1, term loan 4.625% 9/30/09 (e)	4,679	4,697
Tenneco Auto, Inc.:
Tranche B, term loan 5.35% 12/12/10 (e)	3,414	3,474
Tranche B1, Credit-Linked Deposit 5.4% 12/12/10 (e)	1,552	1,579
Travelcenters of America, Inc. term loan 4.3225% 11/14/08 (e)	6,000	6,045
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
TRW Automotive Holdings Corp.:
Tranche B, term loan 4.375% 6/30/12 (e)	$ 2,312	$ 2,315
Tranche E, term loan 3.88% 10/31/10 (e)	15,000	15,019
United Components, Inc. Tranche C, term loan 4.78% 6/30/10 (e)	1,417	1,439
		78,957
Broadcasting - 2.6%
Cumulus Media, Inc.:
Tranche A1, term loan 4.25% 3/28/09 (e)	5,088	5,107
Tranche E, term loan 4.25% 3/28/10 (e)	8,338	8,421
Tranche F, term loan 4.0625% 3/28/10 (e)	2,993	3,004
Emmis Operating Co. Tranche B, term loan 4.17% 11/10/11 (e)	22,000	22,220
Gray Television, Inc. term loan 4.3087% 6/30/11 (e)	5,000	5,056
LIN Television Corp. Tranche B, term loan 4.56% 12/31/07 (e)	9,090	9,181
Nexstar Broadcasting, Inc. Tranche D, term loan 4.31% 12/31/10 (e)	15,920	16,000
Radio One, Inc. Tranche A, term loan 3.065% 6/30/07 (e)	2,224	2,215
Raycom TV Broadcasting, Inc.:
Tranche A, term loan 4.375% 10/6/11 (e)	2,000	2,003
Tranche B, term loan 4.5625% 4/6/12 (e)	8,000	8,090
Sinclair Television Group, Inc.:
Tranche A, term loan 4.33% 6/30/09 (e)	8,000	8,020
Tranche C, term loan 4.33% 12/31/09 (e)	9,000	9,045
Spanish Broadcasting System, Inc. term loan 5.73% 10/30/09 (e)	4,802	4,862
		103,224
Building Materials - 0.7%
Contech Construction Products, Inc., Ohio term loan 4.94% 11/30/10 (e)	3,380	3,431
Goodman Global Holdings, Inc. term loan 4.8125% 12/23/11 (e)	10,450	10,607
National Waterworks, Inc. Tranche B1, term loan 5.06% 11/22/09 (e)	1,714	1,738
Nortek Holdings, Inc. term loan 4.7672% 8/27/11 (e)	11,970	12,165
Ply Gem Industries, Inc. term loan 5.2794% 2/12/11 (e)	1,935	1,952
		29,893
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 9.2%
Adelphia Communications Corp. Tranche B, term loan 4.8125% 3/31/05 (e)	$ 7,500	$ 7,538
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B, term loan 5.69% 9/1/11 (e)	2,700	2,717
Cablecom Gmbh:
Tranche B, term loan 5.74% 4/15/12 (e)	1,500	1,511
Tranche C, term loan 6.09% 4/15/13 (e)	1,500	1,511
Century Cable Holdings LLC Tranche B, term loan:
7.25% 6/30/09 (e)	2,703	2,690
7.25% 12/31/09 (e)	2,750	2,729
Century-TCI California LP term loan 5.25% 12/31/07 (e)	8,016	7,976
Charter Communication Operating LLC:
Tranche A, term loan 5.73% 4/27/10 (e)	8,000	7,930
Tranche B, term loan 5.9798% 4/7/11 (e)	104,511	104,096
Cox Communications, Inc. term loan 3.305% 12/8/09 (e)	5,000	5,000
DIRECTV Holdings LLC Tranche B2, term loan 4.4652% 3/6/10 (e)	15,114	15,265
Hilton Head Communications LP Tranche B, term loan 6.5% 3/31/08 (e)	7,150	7,025
Insight Midwest Holdings LLC:
Tranche A, term loan 4.1875% 6/30/09 (e)	23,372	23,313
Tranche B, term loan:
5.4375% 12/31/09 (e)	13,867	14,041
5.4375% 12/31/09 (e)	990	1,005
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B, term loan 4.9968% 9/30/10 (e)	3,980	4,025
Mediacom LLC Tranche B, term loan 4.8836% 3/31/13 (e)	14,000	14,053
NTL Investment Holdings Ltd. Tranche B, term loan 5.2038% 6/13/12 (e)	42,647	43,073
Olympus Cable Holdings LLC:
Tranche A, term loan 6.5% 6/30/10 (e)	11,200	11,088
Tranche B, term loan 7.25% 9/30/10 (e)	1,500	1,491
PanAmSat Corp. Tranche B, term loan 5.25% 8/20/11 (e)	52,597	53,057
Persona Communications, Inc. Tranche B, term loan 5.56% 7/30/11 (e)	995	1,005
Rainbow Media Holdings, Inc. Tranche B, term loan 5.19% 3/31/12 (e)	6,000	6,105
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Telewest Global Finance LLC:
Tranche B, term loan 4.8911% 12/20/12 (e)	$ 11,216	$ 11,370
Tranche C, term loan 5.3911% 12/20/13 (e)	8,577	8,695
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11 (e)	11,008	11,173
		369,482
Capital Goods - 1.9%
AGCO Corp. term loan 4.4841% 7/3/09 (e)	9,414	9,591
Alliance Laundry Systems LLC term loan 4.84% 1/27/12 (e)	4,400	4,455
Amsted Industries, Inc. Tranche B, term loan 5.4324% 10/15/10 (e)	6,806	6,925
Bucyrus International, Inc. term loan 4.5819% 7/28/10 (e)	2,535	2,573
Dresser, Inc. Tranche C, term loan 4.97% 4/10/09 (e)	4,278	4,342
Dresser-Rand Group, Inc. Tranche B, term loan 4.56% 10/29/11 (e)	9,465	9,595
Flowserve Corp. Tranche C, term loan 5.3579% 6/30/09 (e)	1,195	1,207
Invensys International Holding Ltd.:
Tranche A, term loan 5.4388% 3/5/09 (e)	1,946	1,970
Tranche B1, term loan 6.0913% 9/4/09 (e)	12,852	13,060
Ionics, Inc. term loan 5.31% 2/13/11 (e)	4,571	4,571
Polypore, Inc. term loan 4.8275% 11/12/11 (e)	5,970	6,015
Terex Corp.:
term loan 4.9669% 12/31/09 (e)	1,496	1,504
Tranche B, term loan 4.4251% 7/3/09 (e)	7,347	7,384
TriMas Corp. Tranche B, term loan 6.1875% 12/31/09 (e)	866	876
		74,068
Chemicals - 3.1%
Celanese AG:
Credit-Linked Deposit 4.9% 4/6/09 (e)	2,000	2,023
term loan 5.1047% 4/6/11 (e)	10,973	11,151
Celanese Holding LLC term loan 5.098% 1/26/12 (e)	26,000	26,260
Cognis Deutschland Gmbh & Co. Kg term loan 7.2225% 11/15/13 (e)	1,000	1,038
Hercules, Inc. Tranche B, term loan 3.9853% 10/8/10 (e)	5,466	5,500
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Huntsman International LLC term loan 5% 12/31/10 (e)	$ 17,513	$ 17,775
Huntsman LLC Tranche B, term loan 6.05% 3/31/10 (e)	18,800	19,129
Innophos, Inc. Tranche B, term loan 4.78% 8/13/10 (e)	4,391	4,440
Nalco Co. Tranche B, term loan 4.6351% 11/4/10 (e)	18,536	18,814
Rockwood Specialties Group, Inc. Tranche B, term loan 4.95% 7/30/12 (e)	14,700	14,774
SGL Carbon LLC term loan 4.95% 12/31/09 (e)	2,881	2,896
		123,800
Consumer Products - 2.1%
American Achievement Corp. Tranche B, term loan 5.3899% 3/25/11 (e)	3,476	3,524
Bombardier Recreational Products, Inc. term loan 4.9802% 12/18/10 (e)	425	430
Central Garden & Pet Co. Tranche B, term loan 4.3275% 5/14/09 (e)	985	991
Church & Dwight Co., Inc. Tranche B, term loan 4.31% 5/28/11 (e)	9,525	9,644
Jarden Corp. term loan 4.65% 1/21/12 (e)	10,000	10,075
Jostens IH Corp. Tranche B, term loan 4.8088% 10/4/11 (e)	14,750	14,787
Revlon Consumer Products Corp. term loan 8.505% 7/9/10 (e)	10,000	10,425
Riddell Bell Holdings, Inc. Tranche B, term loan 4.7506% 9/30/11 (e)	1,995	2,027
Sealy Mattress Co. term loan:
4.7982% 4/6/12 (e)	8,309	8,392
6.9% 4/2/13 (e)	2,000	2,050
Simmons Bedding Co. Tranche C, term loan 5.6244% 12/19/11 (e)	5,876	5,964
Simmons Co. term loan 7% 6/19/12 (e)	2,000	2,030
Sola International, Inc. term loan 5.08% 12/11/09 (e)	3,850	3,850
The Scotts Co. term loan 4.0625% 9/30/10 (e)	2,488	2,512
United Industries Corp. term loan 6.75% 4/30/11 (e)	4,164	4,164
Weight Watchers International, Inc.:
Tranche B, term loan 4.25% 3/31/10 (e)	1,221	1,233
Tranche C, term loan 4.16% 3/31/10 (e)	1,995	2,005
		84,103
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Containers - 2.7%
Ball Corp. Tranche B1, term loan 4.31% 12/19/09 (e)	$ 3,401	$ 3,444
Berry Plastics Corp. term loan 4.22% 7/22/10 (e)	1,713	1,737
BWAY Corp. Tranche B term loan 4.75% 6/30/11 (e)	5,468	5,550
Graham Packaging Holdings Co. Tranche B1, term loan 5.0905% 10/4/11 (e)	43,200	43,740
Intertape Polymer, Inc. Tranche B, term loan 4.7881% 7/28/11 (e)	7,980	8,070
Owens Illinois Group, Inc.:
Tranche A1, term loan 4.95% 4/1/07 (e)	8,902	9,051
Tranche B1, term loan 5.23% 4/1/08 (e)	3,294	3,351
Owens-Illinois, Inc. Tranche C1, term loan 5.33% 4/1/08 (e)	4,993	5,080
Printpack Holdings, Inc. Tranche C, term loan 4.8125% 3/31/09 (e)	728	739
Silgan Holdings, Inc. Tranche B, term loan 4.33% 11/30/08 (e)	11,916	12,050
Solo Cup Co. term loan 4.9934% 2/27/11 (e)	13,457	13,692
		106,504
Diversified Financial Services - 0.3%
Global Cash Access LLC/Global Cash Access Finance Corp. Tranche B, term loan 5.33% 3/10/10 (e)	6,455	6,552
Newkirk Master LP term loan 7.0212% 11/24/06 (e)	1,804	1,831
Refco Finance Holdings LLC term loan 5.27% 8/5/11 (e)	3,240	3,272
		11,655
Diversified Media - 1.0%
Adams Outdoor Advertising Ltd. term loan 4.92% 10/15/11 (e)	2,637	2,673
CanWest Media, Inc. Tranche E, term loan 4.7% 8/15/09 (e)	3,426	3,460
Cinram International, Inc. Tranche D, term loan 5.4% 9/30/09 (e)	3,945	4,014
Entravision Communications Corp. Tranche B, term loan 4.31% 2/24/12 (e)	6,000	6,045
Lamar Media Corp.:
Tranche A, term loan 3.7188% 6/30/09 (e)	2,000	2,010
Tranche C, term loan 4.0625% 6/30/10 (e)	15,944	16,104
R.H. Donnelly Corp. Tranche A3, term loan 4.2327% 12/31/09 (e)	2,818	2,836
Thomson Media, Inc. Tranche B1, term loan 4.69% 11/8/11 (e)	3,600	3,632
		40,774
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 5.1%
AES Corp. term loan 5.22% 8/10/11 (e)	$ 5,429	$ 5,524
Allegheny Energy Supply Co. LLC Tranche B, term loan 4.8982% 3/8/11 (e)	21,543	21,947
Astoria Energy LLC term loan 7.1882% 4/15/12 (e)	18,000	18,360
Calpine Generating Co. LLC term loan 6.14% 4/1/09 (e)	6,000	6,143
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (e)	31,950	33,867
Cogentrix Delaware Holdings, Inc. term loan 4.8275% 2/25/09 (e)	5,508	5,591
Coleto Creek WLE LP Tranche B, term loan 4.8275% 6/30/11 (e)	6,965	7,069
Dynegy Holdings, Inc. term loan 6.39% 5/28/10 (e)	8,259	8,424
Midwest Generation LLC term loan 5.6265% 4/27/11 (e)	1,868	1,889
Mirant Corp. Tranche 4, revolver loan 7.5% 8/31/04 (c)(e)	2,084	1,501
NorthWestern Energy Corp. term loan 4.03% 11/1/11 (e)	5,000	5,063
NRG Energy, Inc.:
Credit-Linked Deposit 4.325% 12/24/11 (e)	7,219	7,228
term loan 4.515% 12/24/11 (e)	9,281	9,281
Riverside Energy Center LLC:
term loan 6.98% 6/24/11 (e)	13,173	13,437
Credit-Linked Deposit 6.98% 6/24/11 (e)	595	604
Texas Genco LLC term loan 4.48% 12/14/11 (e)	50,000	50,625
Tucson Electric Power Co.:
term loan 3/25/11 (e)	2,000	1,980
Tranche B, Credit-Linked Deposit 4.8% 6/30/09 (e)	7,000	7,070
		205,603
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Energy - 3.4%
Belden & Blake Corp. term loan 5.0515% 7/7/11 (e)	$ 4,923	$ 4,972
Buckeye Pipe Line Co. term loan 4.8963% 12/17/11 (e)	3,000	3,019
El Paso Corp.:
Credit-Linked Deposit 5.16% 11/22/09 (e)	25,375	25,629
term loan 5.1875% 11/22/09 (e)	42,463	42,940
Lyondell-Citgo Refining LP term loan 4.5907% 5/21/07 (e)	7,960	8,040
Magellan Midstream Holdings LP term loan 5.09% 12/10/11 (e)	6,275	6,369
Premcor Refining Group, Inc. Credit-Linked Deposit 4.165% 4/13/09 (e)	9,000	9,113
Pride Offshore, Inc. term loan 4.15% 7/7/11 (e)	8,123	8,235
Quest Cherokee LLC:
Credit-Linked Deposit 6.455% 7/22/10 (e)	166	165
Tranche B, term loan 6.56% 7/22/10 (e)	1,328	1,315
Regency Gas Services LLC Tranche 1, term loan 5.392% 6/1/10 (e)	3,800	3,862
Tesoro Petroleum Corp. term loan 7.99% 4/15/08 (e)	965	987
Universal Compression, Inc. term loan 4.34% 2/15/12 (e)	8,000	8,110
Williams Production RMT Co. Tranche C, term loan 4.99% 5/30/08 (e)	13,915	14,141
		136,897
Entertainment/Film - 2.2%
Alliance Atlantis Communications, Inc. Tranche B, term loan 4.2944% 12/19/11 (e)	4,000	4,040
Carmike Cinemas, Inc. term loan 5.8275% 2/4/09 (e)	3,371	3,489
Cinemark USA, Inc. term loan 4.3497% 3/31/11 (e)	10,868	11,044
Loews Cineplex Entertainment Corp. term loan 4.6357% 6/30/11 (e)	23,342	23,662
Metro-Goldwyn-Mayer Studios, Inc. Tranche B, term loan 5.06% 4/30/11 (e)	20,948	20,948
Regal Cinemas Corp. term loan 4.56% 11/10/10 (e)	23,821	24,119
Wallace Theatre Corp. Tranche 1, term loan 5.81% 7/31/09 (e)	1,990	2,022
		89,324
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Environmental - 0.8%
Allied Waste Industries, Inc.:
Tranche A, Credit-Linked Deposit 5.15% 1/15/10 (e)	$ 1,131	$ 1,148
Tranche B, term loan 5.1252% 1/15/10 (e)	15,469	15,701
Tranche C, term loan 5.2639% 1/15/10 (e)	4,908	4,987
Tranche D, term loan 4.9% 1/15/10 (e)	4,940	5,008
Casella Waste Systems, Inc. Tranche B, term loan 5.1386% 1/24/10 (e)	2,940	2,969
Waste Services, Inc. Tranche B, term loan 7.0543% 3/31/11 (e)	997	1,004
		30,817
Food and Drug Retail - 1.5%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan 4.9997% 7/30/11 (e)	30,424	30,880
Nash-Finch Co. term loan 4.75% 11/12/10 (e)	2,000	2,023
Rite Aid Corp. term loan 4.2398% 9/21/09 (e)	27,938	28,147
		61,050
Food/Beverage/Tobacco - 2.0%
Commonwealth Brands, Inc. term loan 5.875% 8/28/07 (e)	474	481
Constellation Brands, Inc. Tranche B, term loan 4.5866% 11/30/11 (e)	45,000	45,565
Dean Foods Co. Tranche A, term loan 3.81% 8/13/09 (e)	2,000	2,008
Del Monte Corp. Tranche B, term loan 4.96% 12/20/10 (e)	6,160	6,221
Dr Pepper/Seven Up Bottling Group, Inc. Tranche B, term loan 4.4743% 12/19/10 (e)	9,470	9,588
Herbalife International, Inc. term loan 5.1586% 12/21/10 (e)	4,500	4,573
Michael Foods, Inc. Tranche B, term loan 5.0674% 11/21/10 (e)	7,814	7,931
OSI Group LLC term loan 4.81% 9/2/11 (e)	1,995	2,022
Reddy Ice Group, Inc. term loan:
5.0775% 8/15/09 (e)	790	795
5.0775% 8/15/09 (e)	296	299
		79,483
Gaming - 1.8%
Alliance Gaming Corp. term loan 4.9% 9/5/09 (e)	3,745	3,745
Ameristar Casinos, Inc.:
term loan 4.625% 12/20/06 (e)	2,700	2,741
Tranche B, term loan 4.625% 12/20/06 (e)	2,110	2,142
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Argosy Gaming Co. term loan 4.31% 6/30/11 (e)	$ 2,394	$ 2,394
Boyd Gaming Corp. term loan 4.225% 6/30/11 (e)	11,443	11,586
Choctaw Resort Development Enterprise term loan 4.39% 11/4/11 (e)	2,384	2,419
Green Valley Ranch Gaming LLC term loan 4.5013% 12/24/10 (e)	3,735	3,782
Herbst Gaming, Inc. term loan 4.89% 1/7/11 (e)	3,600	3,663
Marina District Finance Co., Inc. term loan 3.93% 10/14/11 (e)	6,180	6,234
Penn National Gaming, Inc. Tranche D, term loan 5.07% 9/1/07 (e)	1,352	1,369
Pinnacle Entertainment, Inc. term loan:
LIBOR +3% 8/27/10 (e)	875	877
5.58% 8/27/10 (e)	875	890
Venetian Casino Resort LLC Tranche B, term loan 4.9% 6/15/11 (e)	15,900	16,119
Wynn Las Vegas LLC term loan 4.685% 12/14/11 (e)	12,650	12,792
		70,753
Healthcare - 5.9%
Accredo Health, Inc. Tranche B, term loan 4.23% 6/30/11 (e)	4,973	5,004
Advanced Medical Optics, Inc. term loan 4.4949% 6/25/09 (e)	5,480	5,562
Alliance Imaging, Inc. Tranche C1, term loan 4.9212% 12/29/11 (e)	2,772	2,793
Beverly Enterprises, Inc. term loan 5.0818% 10/22/08 (e)	1,975	1,985
Community Health Systems, Inc. term loan 4.15% 8/19/11 (e)	36,483	36,666
Concentra Operating Corp. term loan 5.0452% 6/30/10 (e)	4,948	4,997
CONMED Corp. Tranche C, term loan 4.9527% 12/15/09 (e)	494	499
Cooper Companies, Inc. Tranche B, term loan 4.1875% 1/6/12 (e)	10,780	10,888
DaVita, Inc.:
Tranche B, term loan 4.5166% 6/30/10 (e)	20,694	20,849
Tranche C, term loan 4.2683% 6/30/10 (e)	14,464	14,500
Del Laboratories, Inc. term loan 4.9725% 7/27/11 (e)	4,950	5,000
Express Scripts, Inc. Tranche B, term loan 3.7012% 2/13/10 (e)	4,963	4,987
Fisher Scientific International, Inc. term loan 4.0775% 8/2/11 (e)	7,960	7,990
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Genesis HealthCare Corp. Tranche B, term loan 4.83% 12/1/10 (e)	$ 650	$ 659
HCA, Inc. term loan 3.58% 11/9/09 (e)	2,000	1,990
HealthSouth Corp. revolver loan 6% 6/14/07 (e)	9,685	9,685
Iasis Healthcare LLC Tranche B, term loan 4.81% 6/22/11 (e)	13,427	13,612
Kinetic Concepts, Inc. Tranche B1, term loan 4.31% 8/11/10 (e)	5,754	5,804
Multiplan, Inc. term loan 5.31% 3/4/09 (e)	2,667	2,707
PacifiCare Health Systems, Inc. Tranche B, term loan 4.1618% 12/6/10 (e)	20,000	20,075
Renal Care Group, Inc. term loan 4.0656% 2/10/09 (e)	2,888	2,902
Skilled Healthcare Group, Inc. term loan 5.34% 7/31/10 (e)	5,815	5,844
Sybron Dental Management, Inc. term loan 4.2568% 6/6/09 (e)	624	624
Triad Hospitals, Inc.:
Tranche A, term loan 4.58% 3/31/07 (e)	230	231
Tranche B, term loan 4.83% 9/30/08 (e)	7,376	7,505
U.S. Oncology, Inc. Tranche B, term loan 5.267% 8/20/11 (e)	8,955	9,067
Vanguard Health Holding Co. I term loan 5.79% 9/23/11 (e)	5,835	5,937
Vicar Operating, Inc. Tranche F, term loan 4.375% 9/30/08 (e)	2,132	2,153
VWR Corp. Tranche B, term loan 5.17% 4/7/11 (e)	4,943	5,017
Warner Chilcott Corp. term loan 5.23% 1/18/12 (e)	20,000	20,125
		235,657
Homebuilding/Real Estate - 2.4%
Apartment Investment & Management Co. term loan 4.75% 11/2/09 (e)	2,100	2,132
Blount, Inc. Tranche B, term loan 5.0788% 8/9/10 (e)	3,542	3,595
CB Richard Ellis Services, Inc. term loan 4.4105% 3/31/10 (e)	6,509	6,558
Corrections Corp. of America Tranche C, term loan 4.856% 3/31/08 (e)	1,337	1,357
Crescent Real Estate Funding XII LP term loan 4.64% 1/12/06 (e)	3,636	3,691
General Growth Properties, Inc.:
Tranche A, term loan 4.64% 11/12/07 (e)	21,905	21,960
Tranche B, term loan 4.64% 11/12/08 (e)	23,000	23,230
Lake Las Vegas LLC Tranche 1, term loan 5.1575% 11/1/09 (e)	13,573	13,675
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - continued
Landsource Communication Development LLC Tranche B, term loan 5.0625% 3/31/10 (e)	$ 3,800	$ 3,848
LNR Property Corp. Tranche B, term loan 5.59% 1/31/08 (e)	15,000	15,113
		95,159
Hotels - 0.7%
Starwood Hotels & Resorts Worldwide, Inc. term loan 3.8275% 10/9/06 (e)	12,156	12,156
Wyndham International, Inc. term loan:
7.1875% 6/30/06 (e)	13,872	13,907
8.1875% 4/1/06 (e)	2,862	2,870
		28,933
Insurance - 0.2%
Conseco, Inc. term loan 6.0775% 6/22/10 (e)	5,750	5,865
USI Holdings Corp. term loan 5.23% 8/11/09 (e)	1,975	1,980
		7,845
Leisure - 1.1%
Six Flags Theme Park, Inc. Tranche B, term loan 4.9% 6/30/09 (e)	22,486	22,823
Universal City Development Partners Ltd. term loan 4.5829% 6/9/11 (e)	18,090	18,361
Yankees Holdings LP term loan 4.9324% 6/25/07 (e)	3,000	3,045
		44,229
Metals/Mining - 2.0%
Compass Minerals Tranche B, term loan 4.7964% 11/28/09 (e)	189	191
CONSOL Energy, Inc. Credit-Linked Deposit 4.89% 6/30/10 (e)	7,000	7,000
Foundation Pennsylvania Coal Co. Tranche B, term loan 4.6886% 7/30/11 (e)	20,233	20,486
ICG LLC term loan 5.36% 10/1/10 (e)	8,718	8,849
Murray Energy Corp.:
Tranche 1, term loan 5.5588% 1/28/10 (e)	3,000	3,045
Tranche 2, term loan 10.3088% 1/28/11 (e)	3,000	3,158
Novelis, Inc. term loan 4.125% 1/7/12 (e)	20,000	20,125
Peabody Energy Corp. term loan 3.7636% 3/21/10 (e)	14,958	15,033
Stillwater Mining Co. term loan 5.875% 7/30/10 (e)	2,818	2,874
		80,761
Paper - 4.2%
Appleton Papers, Inc. term loan 4.56% 6/11/10 (e)	5,970	6,052
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Paper - continued
Boise Cascade Holdings LLC:
Tranche B, term loan 4.8438% 10/26/11 (e)	$ 41,959	$ 42,483
Tranche C, term loan 4.8438% 10/26/10 (e)	29,041	29,041
Buckeye Technologies, Inc. term loan 4.8588% 3/15/08 (e)	3,259	3,291
Georgia-Pacific Corp. term loan 3.4647% 7/2/09 (e)	21,000	20,974
Graphic Packaging International, Inc. Tranche B, term loan 5.1367% 8/8/10 (e)	16,094	16,396
Jefferson Smurfit Corp. U.S.:
Tranche B, term loan 5.3554% 9/16/10 (e)	362	367
Tranche C, term loan 5.8554% 9/16/11 (e)	397	402
Koch Cellulose LLC:
term loan 4.8% 5/7/11 (e)	9,441	9,535
Credit-Linked Deposit 4.39% 5/7/11 (e)	2,375	2,398
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 2.49% 11/1/10 (e)	3,990	4,045
Tranche B, term loan 4.5657% 11/1/11 (e)	26,537	26,902
Tranche C, term loan 4.4375% 11/1/11 (e)	7,184	7,283
		169,169
Publishing/Printing - 3.2%
Advanstar Communications, Inc. Tranche B, term loan 7.08% 10/11/07 (e)	188	189
Advertising Directory Solutions, Inc.:
Tranche 1, term loan 4.48% 11/9/11 (e)	16,950	17,098
Tranche 2, term loan 6.23% 5/9/12 (e)	6,760	6,937
American Media Operations, Inc. Tranche C1, term loan 5.3125% 4/1/07 (e)	2,518	2,556
CBD Media, Inc. Tranche D, term loan 5.09% 12/31/09 (e)	6,603	6,686
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 4.2828% 11/8/08 (e)	3,693	3,735
Tranche B, term loan 4.142% 5/8/09 (e)	5,565	5,628
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 4.5968% 9/9/09 (e)	3,132	3,163
Tranche B, term loan 4.3702% 9/9/10 (e)	14,066	14,225
Freedom Communication Holding, Inc. Tranche A, term loan 4.3933% 5/18/10 (e)	838	847
Freedom Communications, Inc. Tranche B, term loan 4.3968% 5/18/12 (e)	11,000	11,151
Herald Media, Inc. term loan 5.03% 7/22/11 (e)	2,488	2,531
Journal Register Co. Tranche B, term loan 4.0326% 8/12/12 (e)	3,000	3,011
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
MediaNews Group, Inc. Tranche C, term loan 4.08% 12/30/10 (e)	$ 9,950	$ 10,012
Morris Communications Co. LLC:
Tranche A, term loan 4.0625% 9/30/10 (e)	1,000	1,006
Tranche C, term loan 4.3125% 3/31/11 (e)	2,000	2,023
R.H. Donnelley Corp. Tranche B2, term loan 4.2694% 6/30/11 (e)	26,255	26,518
Sun Media Corp. Canada Tranche B, term loan 4.73% 2/7/09 (e)	1,743	1,756
The Reader's Digest Association, Inc.:
Tranche A, term loan 4.55% 11/20/07 (e)	2,183	2,205
Tranche B, term loan 4.55% 5/20/08 (e)	3,255	3,312
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B1, term loan 4.2003% 2/25/11 (e)	5,376	5,457
		130,046
Railroad - 0.4%
Helm Holding Corp. Tranche B, term loan 5.6195% 7/2/10 (e)	2,294	2,317
Kansas City Southern Railway Co. Tranche B1, term loan 4.2735% 3/30/08 (e)	10,000	10,138
RailAmerica, Inc. term loan 4.375% 9/29/11 (e)	4,577	4,658
		17,113
Restaurants - 0.6%
AFC Enterprises, Inc. Tranche B, term loan 7.25% 5/23/09 (e)	771	774
Carrols Corp. Tranche B, term loan 5.0625% 12/31/10 (e)	4,000	4,065
CKE Restaurants, Inc. term loan 4.9375% 5/1/10 (e)	1,808	1,831
Domino's, Inc. term loan 4.3125% 6/25/10 (e)	6,819	6,904
Jack in the Box, Inc. term loan 4.2532% 1/8/11 (e)	3,561	3,601
Landry's Seafood Restaurants, Inc. term loan 4.5287% 12/28/10 (e)	5,100	5,151
		22,326
Services - 1.3%
Acosta, Inc. term loan 5.293% 8/6/10 (e)	3,990	4,050
Allied Security Holdings LLC term loan 6.81% 6/30/10 (e)	4,905	4,978
CACI International, Inc. term loan 3.95% 4/30/11 (e)	4,967	5,030
Coinmach Corp. Tranche B, term loan 5.4651% 7/25/09 (e)	2,231	2,253
Coinstar, Inc. term loan 4.84% 7/1/11 (e)	6,152	6,245
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Iron Mountain, Inc.:
term loan 4.1875% 4/2/11 (e)	$ 11,338	$ 11,381
Tranche R, term loan 4.2188% 4/2/11 (e)	5,000	5,025
JohnsonDiversey, Inc. Tranche B, term loan 4.4337% 11/3/09 (e)	2,441	2,484
Knowledge Learning Corp. term loan 5.05% 1/7/12 (e)	3,000	3,015
Maxim Crane Works LP Tranche 1, term loan 7.25% 2/2/10 (e)	2,000	2,035
United Rentals, Inc.:
term loan 4.81% 2/14/11 (e)	2,478	2,515
Tranche B, Credit-Linked Deposit 4.65% 2/14/11 (e)	499	507
Wackenhut Corrections Corp. term loan 5.1314% 7/9/09 (e)	1,030	1,041
		50,559
Shipping - 0.2%
Baker Tanks, Inc. term loan 4.915% 1/30/11 (e)	3,301	3,326
Horizon Lines LLC Tranche B, term loan 5.39% 7/7/11 (e)	3,831	3,874
		7,200
Super Retail - 0.5%
Alimentation Couche-Tard, Inc. term loan 4.2782% 12/17/10 (e)	1,576	1,596
Blockbuster, Inc.:
Tranche A, term loan 4.44% 8/20/09 (e)	2,000	1,988
Tranche B, term loan 5.1375% 8/20/11 (e)	7,000	6,974
Buhrmann US, Inc. Tranche B1, term loan 4.94% 12/31/10 (e)	5,662	5,732
Hollywood Entertainment Corp. Tranche B, term loan 6.08% 3/31/08 (e)	2,382	2,388
Nebraska Book Co., Inc. term loan 4.67% 3/4/11 (e)	2,084	2,110
		20,788
Technology - 1.9%
Alliant Techsystems, Inc. Tranche B, term loan 4.3566% 3/31/11 (e)	3,724	3,771
AMI Semiconductor, Inc. term loan 5.0775% 9/26/08 (e)	2,370	2,394
Amphenol Corp. Tranche B1, term loan 4.1066% 5/6/10 (e)	10,000	10,113
Anteon International Corp. term loan 4.31% 12/31/10 (e)	6,945	6,997
Fairchild Semiconductor Corp. Tranche B3, term loan 4.6874% 12/31/10 (e)	9,000	9,090
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Global Imaging Systems, Inc. term loan 4.6557% 5/10/10 (e)	$ 2,736	$ 2,774
K & F Industries, Inc. term loan 5.0704% 11/18/12 (e)	7,507	7,629
ON Semiconductor Corp. Tranche G, term loan 5.5625% 12/15/11 (e)	11,000	11,096
Seagate Technology Holdings, Inc. term loan 4.5625% 5/13/07 (e)	1,950	1,982
The Relizon Co.:
Tranche B, term loan 5.3766% 2/20/11 (e)	1,301	1,301
Tranche B1, term loan 5.33% 2/20/11 (e)	142	142
Verifone, Inc. Tranche B, term loan 5.23% 6/30/11 (e)	2,975	3,012
Xerox Corp. term loan 4.33% 9/30/08 (e)	17,000	17,170
		77,471
Telecommunications - 7.4%
AAT Communications Corp. Tranche B, term loan 5.256% 1/16/12 (e)	15,000	15,225
Alaska Communications Systems Holding term loan 6.25% 2/1/12 (e)	8,000	8,050
American Tower LP Tranche B, term loan 4.2299% 8/31/11 (e)	27,363	27,636
Centennial Cellular Operating Co. LLC term loan 4.9472% 2/9/11 (e)	12,903	13,064
Cincinnati Bell, Inc. Tranche D, term loan 4.9968% 6/30/08 (e)	6,046	6,070
Inmarsat Ventures PLC:
Tranche B, term loan 5.5024% 12/17/10 (e)	1,715	1,732
Tranche C, term loan 6.0024% 12/17/11 (e)	1,718	1,735
Intelsat Ltd. term loan 4.375% 7/28/11 (e)	10,400	10,530
Iowa Telecommunication Services, Inc. Tranche B, term loan 4.5913% 11/23/11 (e)	2,000	2,020
Level 3 Communications, Inc. term loan 9.375% 12/2/11 (e)	7,000	7,245
New Skies Satellites BV term loan 5.3723% 5/2/11 (e)	11,930	11,990
Nextel Partners Operating Corp. Tranche C, term loan 4.9375% 5/31/11 (e)	16,000	16,200
Qwest Corp.:
Tranche A, term loan 7.39% 6/30/07 (e)	73,000	76,194
Tranche B, term loan 6.95% 6/30/10 (e)	6,000	6,113
SBA Senior Finance, Inc. Tranche C, term loan 4.8672% 10/31/08 (e)	12,825	13,018
SpectraSite Communications, Inc. Tranche B, term loan 4.03% 5/19/12 (e)	26,650	26,850
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Triton PCS, Inc. term loan 5.75% 11/18/09 (e)	$ 13,000	$ 13,195
USA Mobility, Inc. term loan 4.83% 11/16/06 (e)	5,297	5,343
Valor Telecommunications Enterprises LLC Tranche B1, term loan 6.0313% 11/10/11 (e)	5,985	6,037
Western Wireless Corp.:
Tranche A, term loan 4.6967% 5/28/10 (e)	10,450	10,476
Tranche B, term loan 5.5171% 5/26/11 (e)	15,224	15,338
		294,061
Textiles & Apparel - 0.2%
Kosa Lux Finance BV/Kosa UK Finance BV/Arteva Global Holdings BV/Kosa Canada Co. Tranche B, term loan 5.3125% 4/29/11 (e)	4,882	4,962
Polymer Group, Inc. term loan 5.78% 4/27/10 (e)	938	952
William Carter Co. Tranche C, term loan 4.9743% 9/30/08 (e)	571	578
		6,492
TOTAL FLOATING RATE LOANS (Cost $2,976,771)		3,005,679
Nonconvertible Bonds - 13.0%
Automotive - 0.1%
Delco Remy International, Inc. 6.66% 4/15/09 (e)	2,000	2,040
Tenneco Automotive, Inc. 8.625% 11/15/14 (d)	2,000	2,075
		4,115
Broadcasting - 1.1%
Granite Broadcasting Corp. 9.75% 12/1/10	4,545	4,340
Gray Television, Inc. 9.25% 12/15/11	1,000	1,113
Nexstar Broadcasting, Inc. 7% 1/15/14	4,760	4,665
Paxson Communications Corp.:
5.41% 1/15/10 (d)(e)	8,500	8,606
10.75% 7/15/08	2,000	2,115
Radio One, Inc. 8.875% 7/1/11	7,000	7,595
Spanish Broadcasting System, Inc. 9.625% 11/1/09	3,000	3,152
XM Satellite Radio, Inc. 7.66% 5/1/09 (e)	11,700	12,022
		43,608
Cable TV - 2.3%
Cablevision Systems Corp. 6.6688% 4/1/09 (d)(e)	7,000	7,578
CSC Holdings, Inc.:
7.875% 12/15/07	4,000	4,310
10.5% 5/15/16	2,000	2,240
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	$ 3,000	$ 3,360
EchoStar DBS Corp. 5.81% 10/1/08 (e)	73,625	76,018
		93,506
Capital Goods - 0.1%
Tyco International Group SA yankee 6.375% 2/15/06	3,000	3,087
Chemicals - 0.6%
Borden US Finance Corp./Nova Scotia Finance ULC 7.41% 7/15/10 (d)(e)	3,000	3,120
Georgia Gulf Corp. 7.625% 11/15/05	2,000	2,070
Huntsman Advanced Materials LLC 10.89% 7/15/08 (d)(e)	4,310	4,622
Huntsman ICI Chemicals LLC 10.125% 7/1/09	1,224	1,285
Huntsman LLC 9.91% 7/15/11 (d)(e)	2,000	2,220
Methanex Corp. yankee 7.75% 8/15/05	10,125	10,328
Millennium America, Inc. 7% 11/15/06	2,000	2,080
		25,725
Containers - 0.1%
Ball Corp. 7.75% 8/1/06	5,000	5,213
Diversified Media - 0.6%
Liberty Media Corp. 3.99% 9/17/06 (e)	22,000	22,257
Electric Utilities - 0.8%
AES Corp.:
8.5% 11/1/07	2,531	2,572
8.75% 6/15/08	4,000	4,320
Allegheny Energy Supply Co. LLC 10.25% 11/15/07 (d)	3,422	3,832
Allegheny Energy, Inc. 7.75% 8/1/05	3,000	3,045
CMS Energy Corp. 9.875% 10/15/07	12,000	13,260
Power Contract Financing LLC 5.2% 2/1/06 (d)	731	737
Southern California Edison Co. 8% 2/15/07	250	271
TECO Energy, Inc. 6.125% 5/1/07	4,000	4,100
		32,137
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - 1.5%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	$ 2,000	$ 2,115
El Paso Corp. 7.875% 6/15/12	2,000	2,085
El Paso Energy Corp. 6.95% 12/15/07	3,350	3,463
Parker Drilling Co. 7.15% 9/1/10 (e)	2,000	2,095
Pemex Project Funding Master Trust 3.79% 6/15/10 (d)(e)	25,000	25,800
Sonat, Inc. 7.625% 7/15/11	3,000	3,083
Southern Natural Gas Co. 8.875% 3/15/10	840	931
Tesoro Petroleum Corp. 8% 4/15/08	1,000	1,080
The Coastal Corp.:
6.5% 5/15/06	6,000	6,135
7.5% 8/15/06	2,000	2,083
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	2,000	2,433
Williams Companies, Inc. Credit Linked Certificate Trust IV 5.41% 5/1/09 (d)(e)	7,000	7,455
		58,758
Entertainment/Film - 0.5%
AMC Entertainment, Inc. 6.54% 8/15/10 (d)(e)	21,000	22,155
Food and Drug Retail - 0.6%
Rite Aid Corp.:
6% 12/15/05 (d)	7,000	7,088
8.125% 5/1/10	1,000	1,038
12.5% 9/15/06	9,000	9,990
Stater Brothers Holdings, Inc. 5.99% 6/15/10 (e)	5,950	6,114
		24,230
Food/Beverage/Tobacco - 0.1%
Canandaigua Brands, Inc. 8.625% 8/1/06	3,000	3,210
Dean Foods Co. 6.75% 6/15/05	3,000	3,030
		6,240
Gaming - 0.2%
Mandalay Resort Group:
9.5% 8/1/08	2,000	2,270
10.25% 8/1/07	2,000	2,260
Penn National Gaming, Inc. 6.875% 12/1/11	1,000	1,013
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (d)	3,000	2,940
		8,483
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 0.7%
Elan Finance PLC/Elan Finance Corp. 6.51% 11/15/11 (d)(e)	$ 14,000	$ 14,595
HCA, Inc. 5.5% 12/1/09	8,000	7,961
HealthSouth Corp.:
6.875% 6/15/05	2,000	2,010
7.375% 10/1/06	2,000	2,050
Tenet Healthcare Corp. 5.375% 11/15/06	1,000	1,020
		27,636
Leisure - 0.2%
Universal City Florida Holding Co. I/II 7.2% 5/1/10 (d)(e)	6,140	6,432
Metals/Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	8,000	7,990
10.125% 2/1/10	9,470	10,748
		18,738
Paper - 0.1%
Ainsworth Lumber Co. Ltd. 6.3% 10/1/10 (d)(e)	3,000	3,068
Boise Cascade LLC/Boise Cascade Finance Corp. 5.535% 10/15/12 (d)(e)	2,190	2,256
		5,324
Publishing/Printing - 0.3%
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11	430	449
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	5,000	5,600
Dex Media, Inc. 8% 11/15/13	3,000	3,188
R.H. Donnelley Finance Corp. I 8.875% 12/15/10	2,000	2,215
		11,452
Shipping - 0.4%
General Maritime Corp. 10% 3/15/13	5,000	5,700
OMI Corp. 7.625% 12/1/13	2,000	2,060
Ship Finance International Ltd. 8.5% 12/15/13	3,620	3,692
Teekay Shipping Corp. yankee 8.32% 2/1/08	1,225	1,231
Ultrapetrol Bahamas Ltd. 9% 11/24/14 (d)	3,910	3,783
		16,466
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Steels - 0.4%
Ispat Inland ULC 9.31% 4/1/10 (e)	$ 13,000	$ 14,268
Technology - 0.4%
Freescale Semiconductor, Inc. 5.41% 7/15/09 (e)	12,000	12,480
IOS Capital LLC 7.25% 6/30/08	85	88
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 5.78% 12/15/11 (d)(e)	2,390	2,462
		15,030
Telecommunications - 1.4%
AirGate PCS, Inc. 6.41% 10/15/11 (d)(e)	2,000	2,055
America Movil SA de CV 3.325% 4/27/07 (e)	1,000	1,003
American Tower Corp. 9.375% 2/1/09	1,288	1,352
Crown Castle International Corp. 10.75% 8/1/11	4,000	4,340
Dobson Cellular Systems, Inc. 6.96% 11/1/11 (d)(e)	2,000	2,105
Intelsat Ltd. 7.7938% 1/15/12 (d)(e)	6,000	6,180
Nextel Partners, Inc. 12.5% 11/15/09	3,000	3,420
Qwest Communications International, Inc. 6.04% 2/15/09 (d)(e)	3,000	3,038
Rogers Communications, Inc.:
5.525% 12/15/10 (e)	16,310	17,126
6.375% 3/1/14	3,000	3,008
Rural Cellular Corp. 6.99% 3/15/10 (e)	11,000	11,550
		55,177
TOTAL NONCONVERTIBLE BONDS (Cost $509,843)		520,037
Commercial Mortgage Securities - 0.2%
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2004-ESA Class K, 4.95% 5/14/16 (d)(e)	8,000	8,008
CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 4.8852% 12/15/09 (d)(e)	679	271
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $8,664)		8,279
Foreign Government and Government Agency Obligations - 0.1%

Venezuelan Republic 3.6925% 4/20/11 (e) (Cost $4,130)	5,000	4,500
Common Stocks - 0.0%
	Shares	Value (000s)
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	45	$ 0
Money Market Funds - 13.1%
Fidelity Cash Central Fund, 2.31% (b)	396,831,156	396,831
Fidelity Money Market Central Fund, 2.43% (b)	126,152,804	126,153
TOTAL MONEY MARKET FUNDS (Cost $522,984)		522,984
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.44%, dated 1/31/05 due 2/1/05) (Cost $8,412)	$ 8,413	8,412
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $4,030,804)		4,069,891
NET OTHER ASSETS - (1.7)%		(69,539)
NET ASSETS - 100%		$ 4,000,352
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $152,481,000 or 3.8% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $4,030,224,000. Net unrealized appreciation aggregated $39,667,000, of which $42,369,000 related to appreciated investment securities and $2,702,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Securities Fund

(A Class of Fidelity Advisor
Mortgage Securities Fund)

January 31, 2005

MOR-QTLY-0305

1.813258.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 74.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 61.5%
3.737% 1/1/35 (c)	$ 574	$ 574
3.827% 12/1/34 (c)	118	118
3.83% 1/1/35 (c)	400	401
3.836% 6/1/33 (c)	283	282
3.878% 6/1/33 (c)	1,704	1,704
3.88% 11/1/34 (c)	2,439	2,445
3.913% 12/1/34 (c)	350	351
3.939% 10/1/34 (c)	511	515
3.971% 11/1/34 (c)	750	757
3.98% 1/1/35 (c)	525	528
3.987% 12/1/34 (c)	467	471
4% 6/1/18 to 5/1/19	23,923	23,458
4% 2/1/20 (b)	56,763	55,486
4% 1/1/35 (c)	325	327
4.017% 12/1/34 (c)	2,650	2,636
4.021% 12/1/34 (c)	400	402
4.025% 1/1/35 (c)	700	704
4.029% 1/1/35 (c)	175	176
4.038% 12/1/34 (c)	244	247
4.048% 1/1/35 (c)	325	327
4.052% 2/1/35 (c)	325	327
4.072% 12/1/34 (c)	675	687
4.105% 1/1/35 (c)	717	724
4.118% 1/1/35 (c)	760	765
4.118% 2/1/35 (c)	250	252
4.12% 2/1/35 (c)	650	655
4.127% 1/1/35 (c)	723	728
4.128% 2/1/35 (c)	1,325	1,334
4.145% 2/1/35 (c)	800	796
4.17% 11/1/34 (c)	647	652
4.197% 1/1/35 (c)	600	606
4.2% 1/1/35 (c)	1,462	1,476
4.23% 11/1/34 (c)	222	225
4.324% 12/1/34 (c)	250	254
4.437% 11/1/34 (c)	6,093	6,218
4.5% 2/1/20 (b)	160,000	159,550
4.5% 10/1/28 to 12/1/33	192,912	188,599
4.5% 2/1/35 (b)	34,000	33,150
4.551% 8/1/34 (c)	886	910
4.826% 1/1/35 (c)	1,240	1,236
5% 9/1/16 to 12/1/34	247,355	248,215
5% 2/1/20 (b)	35,000	35,525
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 4/1/09 to 12/1/33	$ 155,644	$ 159,758
5.5% 2/1/20 (b)	32,510	33,526
5.5% 2/1/35 (b)	74,288	75,542
6% 4/1/13 to 1/1/34	45,395	47,312
6% 2/1/20 (b)	60,000	62,794
6.5% 4/1/10 to 8/1/34	80,921	84,834
6.5% 2/1/20 (b)	5,000	5,289
7% 3/1/17 to 10/1/33	15,473	16,400
7.5% 4/1/22 to 9/1/32	5,430	5,816
8% 9/1/07 to 12/1/29	44	47
8.25% 1/1/13	5	5
8.5% 1/1/16 to 7/1/31	681	733
8.75% 11/1/08	3	4
9% 6/1/09 to 10/1/30	1,652	1,814
9.5% 11/1/06 to 8/1/22	268	299
11% 8/1/10	135	148
12.25% 5/1/13 to 5/1/15	54	61
12.5% 8/1/15 to 3/1/16	70	80
12.75% 2/1/15	5	6
13.5% 9/1/14 to 12/1/14	35	41
		1,269,302
Freddie Mac - 6.0%
4.232% 1/1/35 (c)	645	650
4.364% 1/1/35 (c)	1,425	1,439
4.985% 8/1/33 (c)	300	307
5% 7/1/33 to 10/1/33	3,197	3,200
5% 2/1/35 (b)	91,431	91,174
5.5% 3/1/29 to 7/1/29	122	125
6% 5/1/16 to 7/1/29	1,891	1,970
6.5% 1/1/24 to 9/1/24	2,775	2,920
7.5% 2/1/08 to 7/1/32	18,167	19,395
8% 10/1/07 to 4/1/21	97	104
8.5% 7/1/09 to 9/1/20	282	307
9% 9/1/08 to 5/1/21	750	821
10% 1/1/09 to 5/1/19	246	269
10.5% 8/1/10 to 2/1/16	22	24
12.25% 6/1/14	16	18
12.5% 5/1/12 to 12/1/14	132	148
13% 12/1/13 to 6/1/15	226	255
		123,126
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - 6.7%
6% 10/20/33 to 1/20/34	$ 116,285	$ 120,748
6.5% 5/15/28 to 7/15/34	4,026	4,242
7% 2/15/24 to 7/15/32	5,431	5,771
7.5% 7/15/05 to 4/15/32	3,207	3,447
8% 6/15/06 to 12/15/25	1,209	1,313
8.5% 7/15/16 to 10/15/28	1,977	2,160
9% 11/20/17	2	2
9.5% 12/15/24	5	5
10.5% 12/20/15 to 2/20/18	117	129
13% 10/15/13	32	36
13.5% 7/15/11 to 10/15/14	19	22
		137,875
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,517,169)		1,530,303
Asset-Backed Securities - 1.0%

ACE Securities Corp. Series 2003-FM1 Class M2, 4.38% 11/25/32 (c)	1,450	1,480
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.43% 10/25/33 (c)	1,265	1,309
Home Equity Asset Trust NIMS Trust Series 2003-2N Class A, 8% 9/27/33 (a)	103	103
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (a)	900	900
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 3.28% 7/25/33 (c)	3,770	3,808
Class M2, 4.38% 7/25/33 (c)	2,600	2,662
Morgan Stanley ABS Capital I, Inc. Series 2003-NC6 Class M2, 4.48% 6/27/33 (c)	6,165	6,345
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,880	1,872
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	1,634	1,597
TOTAL ASSET-BACKED SECURITIES (Cost $19,762)		20,076
Collateralized Mortgage Obligations - 5.9%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.5%
Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 2.93% 3/25/35 (c)	$ 1,773	$ 1,774
Countrywide Home Loans, Inc. sequential pay Series 2002-25 Class 2A1, 5.5% 11/27/17	1,641	1,650
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	8,699	8,782
CS First Boston Mortgage Securities Corp.:
Series 2002-15R Class A1, 7.8579% 1/28/32 (a)(c)	1,075	1,065
Series 2003-TFLA Class F, 2.9433% 4/15/13 (a)(c)	1,400	1,399
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	12,482	12,757
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	2,164	2,212
Series 2004-SL2 Class A1, 6.5% 10/25/16	574	588
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	1,333	1,341
TOTAL PRIVATE SPONSOR		31,568
U.S. Government Agency - 4.4%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	3,673	3,796
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049	10,656
Series 1999-15 Class PC, 6% 9/25/18	5,289	5,419
Series 2003-26 Class KI, 5% 12/25/15 (e)	6,084	593
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000	10,535
Series 2002-11 Class QB, 5.5% 3/25/15	2,323	2,354
Series 2002-9 Class C, 6.5% 6/25/30	5,000	5,268
Series 2003-73 Class GA, 3.5% 5/25/31	14,599	14,102
sequential pay Series 2001-82 Class VB, 6.5% 3/25/16	5,003	5,025
Series 2002-50 Class LE, 7% 12/25/29	626	635
Series 2003-42 Class HS, 4.57% 12/25/17 (c)(e)	16,261	1,329
Freddie Mac:
planned amortization class Series 70 Class C, 9% 9/15/20	319	319
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	1,346	1,406
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2516 Class AH, 5% 1/15/16	$ 806	$ 817
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	2,760	2,885
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2368 Class PQ, 6.5% 8/15/30	168	168
Series 2435 Class GD, 6.5% 2/15/30	561	562
Series 2557 Class MA, 4.5% 7/15/16	501	502
Series 2707 Class QD, 4.5% 5/15/17	6,727	6,720
Series 2763 Class PD, 4.5% 12/15/17	4,360	4,360
Series 2780 Class OC, 4.5% 3/15/17	2,175	2,185
Series 2885 Class PC, 4.5% 3/15/18	2,845	2,855
sequential pay:
Series 2445 Class BD, 6.5% 6/15/30	0	0
Series 2750 Class ZT, 5% 2/15/34	2,272	2,093
Series 1658 Class GZ, 7% 1/15/24	5,167	5,471
Series 2568 Class SA, 8.352% 9/15/28 (c)	69	69
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	593	596
TOTAL U.S. GOVERNMENT AGENCY		90,720
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $119,686)		122,288
Commercial Mortgage Securities - 4.4%

Asset Securitization Corp.:
Series 1995-MD4 Class ACS2, 2.0455% 8/13/29 (c)(e)	30,410	2,157
Series 1997-D5 Class PS1, 1.515% 2/14/43 (c)(e)	40,649	2,234
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	560	571
Class C, 4.937% 5/14/16 (a)	1,165	1,189
Class D, 4.986% 5/14/16 (a)	425	434
Class E, 5.064% 5/14/16 (a)	1,315	1,340
Class F, 5.182% 5/14/16 (a)	315	321
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6234% 5/15/35 (a)(c)(e)	$ 32,517	$ 1,847
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,242
Class F, 7.734% 1/15/32	600	661
COMM floater Series 2001-FL5A:
Class D, 3.73% 11/15/13 (a)(c)	6,268	6,271
Class E, 3.98% 11/15/13 (a)(c)	5,000	5,004
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 3.12% 9/15/14 (a)(c)	185	185
Class E, 3.18% 9/15/14 (a)(c)	250	250
Class F, 3.28% 9/15/14 (a)(c)	200	200
Class G, 3.46% 9/15/14 (a)(c)	455	456
Class H, 3.56% 9/15/14 (a)(c)	485	486
Class J, 4.08% 9/15/14 (a)(c)	165	165
Class K, 4.48% 9/15/14 (a)(c)	260	260
Class L, 4.68% 9/15/14 (a)(c)	210	210
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	251	258
Series 1999-C1 Class A2, 7.29% 9/15/41	6,100	6,819
Series 1997-C2 Class D, 7.27% 1/17/35	5,175	5,739
Series 1998-C1 Class D, 7.17% 5/17/40	3,360	3,758
Series 2003-TFLA Class G, 2.9433% 4/15/13 (a)(c)	700	681
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,390	1,522
Fannie Mae sequential pay:
Series 1999-10 Class MZ, 6.5% 9/17/38	4,498	4,772
Series 2000-7 Class MB, 7.5293% 2/17/24 (c)	7,218	7,700
Fannie Mae guaranteed REMIC pass thru certificates Series 1998-49 Class MI, 0.8572% 6/17/38 (c)(e)	99,976	4,447
Greenwich Capital Commercial Funding Corp.:
floater Series 2003-FL1 Class MCH, 5.65% 7/5/18 (a)(c)	1,100	1,100
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	2,600	2,618
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9703% 4/13/31 (c)	390	408
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	880
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A2, 7.95% 1/15/10	2,790	3,230
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	$ 10,815	$ 9,220
Morgan Stanley Capital I, Inc. Series 1997-RR Class C, 7.4063% 4/30/39 (a)(c)	2,760	2,904
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	7,895	8,360
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $91,294)		89,899
Fixed-Income Funds - 16.8%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $346,441)	3,494,099	347,768
Cash Equivalents - 24.2%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (f) (Cost $500,080)	$ 500,115	500,080
TOTAL INVESTMENT PORTFOLIO - 126.5% (Cost $2,594,432)		2,610,414
NET OTHER ASSETS - (26.5)%		(547,402)
NET ASSETS - 100%		$ 2,063,012
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $50,016,000 or 2.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of Fidelity's Fixed-Income Central Fund is provided at the end of this report.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(f) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$500,080,000 due 2/1/05 at 2.51%
Banc of America Securities LLC.	$ 121,620
Bank of America, National Association	41,580
Barclays Capital Inc.	124,739
Countrywide Securities Corporation	9,355
Deutsche Bank Securities Inc.	5,198
Goldman Sachs & Co.	31,185
Morgan Stanley & Co. Incorporated.	25,033
Societe Generale, New York Branch	11,434
UBS Securities LLC	72,764
Wachovia Capital Markets, LLC	46,777
WestLB AG	10,395
$ 500,080
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,597,545,000. Net unrealized appreciation aggregated $12,869,000, of which $18,946,000 related to appreciated investment securities and $6,077,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Fidelity Ultra-Short Central Fund
Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
2.94% 9/10/07 (e)	$ 5,665,000	$ 5,682,199
2.96% 5/24/06 (e)	4,700,000	4,720,243
3.21% 8/8/06 (e)	11,000,000	11,116,358
		21,518,800
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,096,210
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,439,824
Cox Communications, Inc. 3.04% 12/14/07 (b)(e)	12,140,000	12,161,597
Liberty Media Corp. 3.99% 9/17/06 (e)	17,000,000	17,198,730
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,628,108
		60,524,469
TOTAL CONSUMER DISCRETIONARY		82,043,269
FINANCIALS - 0.6%
Capital Markets - 0.1%
State Street Capital Trust II 2.79% 2/15/08 (e)	10,000,000	10,042,950
Consumer Finance - 0.3%
General Motors Acceptance Corp. 3.92% 10/20/05 (e)	5,000,000	5,022,090
Household Finance Corp. 8% 5/9/05	11,000,000	11,151,459
		16,173,549
Real Estate - 0.2%
Arden Realty LP 8.875% 3/1/05	3,964,000	3,981,917
Duke Realty LP 6.875% 3/15/05	6,500,000	6,530,063
Regency Centers LP 7.125% 7/15/05	700,000	712,519
		11,224,499
TOTAL FINANCIALS		37,440,998
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.1%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,836,288
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,943,557
France Telecom SA 7.95% 3/1/06 (a)	5,600,000	5,848,942
GTE Corp. 6.36% 4/15/06	9,000,000	9,288,585
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,089,244
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,613,576
		61,620,192
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,724,219
Vodafone Group PLC 7.625% 2/15/05	8,200,000	8,213,555
		13,937,774
TOTAL TELECOMMUNICATION SERVICES		75,557,966
UTILITIES - 0.2%
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,549,367
TOTAL NONCONVERTIBLE BONDS (Cost $204,272,891)		204,591,600
U.S. Government Agency Obligations - 8.2%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,739,000
1.8% 5/27/05	60,000,000	59,827,740
6.25% 3/22/12	34,005,000	34,173,325
Federal Home Loan Bank:
1.265% 3/15/05	200,000,000	199,659,389
1.35% 4/29/05	90,000,000	89,715,960
Freddie Mac 0% 4/19/05 (d)	5,000,000	4,973,370
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $479,157,062)		478,088,784
Asset-Backed Securities - 35.3%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 2.83% 7/25/34 (e)	10,019,063	10,018,624
Series 2004-3 Class 2A4, 2.88% 10/25/34 (e)	10,915,000	10,934,425
Series 2004-4:
Class A2D, 2.88% 1/25/35 (e)	4,233,172	4,233,172
Class M2, 3.58% 1/25/35 (e)	1,425,000	1,425,000
Class M3, 3.78% 1/25/35 (e)	550,000	550,000
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 2.87% 6/25/32 (e)	$ 930,781	$ 931,073
Class M1, 3.18% 6/25/32 (e)	2,110,000	2,119,674
Series 2002-HE2 Class M1, 3.38% 8/25/32 (e)	21,525,000	21,644,195
Series 2003-FM1 Class M2, 4.38% 11/25/32 (e)	3,015,000	3,077,861
Series 2003-HS1:
Class M1, 3.28% 6/25/33 (e)	800,000	804,910
Class M2, 4.28% 6/25/33 (e)	856,000	873,401
Series 2003-NC1 Class M1, 3.31% 7/25/33 (e)	1,600,000	1,615,644
Series 2004-HE1:
Class M1, 3.03% 2/25/34 (e)	2,193,000	2,193,272
Class M2, 3.63% 2/25/34 (e)	2,475,000	2,475,910
Series 2004-OP1:
Class M1, 3.05% 4/25/34 (e)	4,420,000	4,424,437
Class M2, 3.58% 4/25/34 (e)	6,240,000	6,251,221
Series 2005-SD1 Class A1, 2.93% 11/25/50 (e)	3,733,546	3,733,546
American Express Credit Account Master Trust:
Series 2002-4 Class B, 2.79% 2/15/08 (e)	10,000,000	10,010,003
Series 2002-6 Class B, 2.93% 3/15/10 (e)	5,000,000	5,038,222
Series 2004-1 Class B, 2.73% 9/15/11 (e)	5,775,000	5,801,045
Series 2004-C Class C, 2.98% 2/15/12 (b)(e)	20,000,000	20,037,482
AmeriCredit Automobile Receivables Trust:
Series 2000-D Class A4, 1.1954% 9/12/07 (e)	914,114	914,255
Series 2002-A Class A3, 2.6% 10/12/06 (e)	55,100	55,100
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,075,038
Series 2003-AM:
Class A3B, 2.77% 6/6/07 (e)	4,149,478	4,153,201
Class A4B, 2.87% 11/6/09 (e)	12,400,000	12,468,413
Series 2003-BX Class A4B, 2.78% 1/6/10 (e)	3,265,000	3,281,598
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,439,151
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.23% 8/25/32 (e)	4,369,849	4,384,983
Series 2002-AR1 Class M2, 3.83% 9/25/32 (e)	1,698,000	1,701,691
Series 2003-1:
Class A2, 2.94% 2/25/33 (e)	1,709,583	1,715,547
Class M1, 3.43% 2/25/33 (e)	3,330,000	3,383,300
Series 2003-3:
Class M1, 3.33% 3/25/33 (e)	1,590,000	1,597,886
Class S, 5% 9/25/05 (f)	8,914,894	143,797
Series 2003-6:
Class AV3, 2.85% 8/25/33 (e)	2,067,914	2,069,152
Class M2, 4.38% 5/25/33 (e)	2,750,000	2,805,029
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-AR1 Class M1, 3.68% 1/25/33 (e)	$ 7,000,000	$ 7,061,175
Series 2004-R2:
Class M1, 2.96% 4/25/34 (e)	1,230,000	1,229,945
Class M2, 3.01% 4/25/34 (e)	950,000	949,958
Class M3, 3.08% 4/25/34 (e)	3,500,000	3,499,844
Class M4, 3.58% 4/25/34 (e)	4,500,000	4,499,795
Series 2004-R9 Class A3, 2.85% 10/25/34 (e)	9,340,000	9,361,632
Series 2005-R1:
Class M1, 3.06% 3/15/35 (c)(e)	5,710,000	5,710,000
Class M2, 3.09% 3/15/35 (c)(e)	1,925,000	1,925,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 2.86% 6/25/32 (e)	3,399,679	3,408,589
Series 2002-BC6 Class M1, 3.28% 8/25/32 (e)	24,900,000	25,084,701
Series 2002-BC7:
Class M1, 3.33% 10/25/32 (e)	10,000,000	10,050,022
Class M2, 3.43% 10/25/32 (e)	5,575,000	5,612,061
Series 2003-BC1 Class M2, 3.63% 1/25/32 (e)	2,480,000	2,489,591
AQ Finance NIMS Trust Series 2003-N6A Class NOTE, 2.83% 5/25/10 (b)(e)	556,003	553,223
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.33% 9/25/33 (e)	20,000,000	20,687,082
Series 2003-W7 Class A2, 2.92% 3/1/34 (e)	6,851,193	6,866,897
Series 2004-W5 Class M1, 3.13% 4/25/34 (e)	3,960,000	3,964,855
Series 2004-W7:
Class M1, 3.08% 5/25/34 (e)	4,085,000	4,084,817
Class M2, 3.13% 5/25/34 (e)	3,320,000	3,319,851
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 3.61% 8/15/32 (e)	978,000	981,858
Series 2003-HE2:
Class A2, 2.86% 4/15/33 (e)	4,344,152	4,349,001
Class M1, 3.38% 4/15/33 (e)	9,000,000	9,078,321
Series 2003-HE3:
Class M1, 3.31% 6/15/33 (e)	2,185,000	2,204,622
Class M2, 4.48% 6/15/33 (e)	10,000,000	10,268,664
Series 2003-HE4 Class M2, 4.48% 8/15/33 (e)	5,695,000	5,825,161
Series 2003-HE5 Class A2A, 2.84% 8/15/33 (e)	4,949,531	4,954,651
Series 2003-HE6 Class M1, 3.18% 11/25/33 (e)	3,475,000	3,501,798
Series 2004-HE3:
Class M1, 3.07% 6/25/34 (e)	1,450,000	1,450,469
Class M2, 3.65% 6/25/34 (e)	3,350,000	3,350,993
Series 2004-HE6 Class A2, 2.89% 6/25/34 (e)	23,589,523	23,588,502
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2:
Class M1, 2.99% 3/25/35 (c)(e)	$ 8,365,000	$ 8,365,000
Class M2, 3.04% 3/25/35 (c)(e)	2,098,000	2,098,000
Bank One Issuance Trust:
Series 2002-B1 Class B1, 2.86% 12/15/09 (e)	20,655,000	20,765,926
Series 2002-B2 Class B2, 2.82% 5/15/08 (e)	15,000,000	15,014,288
Series 2002-B3 Class B, 2.84% 8/15/08 (e)	14,500,000	14,527,135
Series 2002-C1 Class C1, 3.44% 12/15/09 (e)	7,980,000	8,086,580
Series 2002-C2 Class C2, 3.47% 5/15/08 (e)	35,785,000	35,935,193
Bayview Financial Acquisition Trust Series 2004-C Class A1, 2.42% 5/28/44 (e)	10,854,007	10,864,183
Bayview Financial Asset Trust Series 2000-F Class A, 2.5% 9/28/43 (e)	11,811,253	11,830,492
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.45% 2/28/44 (e)	7,200,169	7,208,195
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	4,497,886	4,479,407
Series 2003-1 Class B, 2.95% 6/15/10 (b)(e)	8,574,265	8,605,785
Series 2003-2 Class B, 2.76% 1/15/09 (e)	3,967,766	3,975,192
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 2.76% 1/15/10 (e)	9,630,000	9,667,024
Series 2004-B Class A4, 2.59% 8/15/11 (e)	16,300,000	16,299,226
Capital One Master Trust:
Series 1999-3 Class B, 2.96% 9/15/09 (e)	5,000,000	5,006,985
Series 2001-1 Class B, 2.99% 12/15/10 (e)	19,500,000	19,671,680
Series 2001-8A Class B, 3.03% 8/17/09 (e)	9,585,000	9,654,150
Series 2002-3A Class B, 4.55% 2/15/08	10,000,000	10,020,238
Series 2002-4A Class B, 2.98% 3/15/10 (e)	6,000,000	6,037,354
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.16% 7/15/08 (e)	17,705,000	17,743,951
Series 2003-B1 Class B1, 3.65% 2/17/09 (e)	15,470,000	15,647,907
Capital Trust Ltd. Series 2004-1:
Class A2, 2.95% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.25% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 3.6% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 3.56% 1/25/32 (e)	3,290,488	3,312,492
Series 2002-HE2 Class M1, 3.23% 1/25/33 (e)	9,999,980	10,048,304
Series 2002-HE3:
Class M1, 3.63% 3/25/33 (e)	21,499,948	21,961,275
Class M2, 4.78% 3/25/33 (e)	9,968,976	10,195,761
Asset-Backed Securities - continued
	Principal Amount	Value
CDC Mortgage Capital Trust: - continued
Series 2003-HE1:
Class M1, 3.43% 8/25/33 (e)	$ 1,989,998	$ 2,000,799
Class M2, 4.48% 8/25/33 (e)	4,369,996	4,452,670
Series 2003-HE2 Class A, 2.88% 10/25/33 (e)	5,261,801	5,277,917
Series 2003-HE3:
Class M1, 3.23% 11/25/33 (e)	2,254,989	2,278,853
Class M2, 4.28% 11/25/33 (e)	1,719,992	1,760,355
Series 2004-HE2 Class M2, 3.73% 7/26/34 (e)	2,345,000	2,344,891
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 2.96% 3/16/09 (e)	1,305,000	1,313,375
Series 2002-2 Class C, 3.38% 7/16/07 (e)	13,818,000	13,834,331
Series 2002-4 Class B, 2.79% 10/15/07 (e)	12,000,000	12,003,811
Series 2002-6 Class B, 2.83% 1/15/08 (e)	11,850,000	11,863,780
Series 2004-1 Class B, 2.68% 5/15/09 (e)	4,105,000	4,104,806
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (e)	17,500,000	17,538,220
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,013,996
Series 2002-B1 Class B1, 2.8788% 6/25/09 (e)	9,010,000	9,047,935
Series 2002-C1 Class C1, 3.2% 2/9/09 (e)	17,500,000	17,737,743
Series 2003-B1 Class B1, 2.74% 3/7/08 (e)	25,000,000	25,042,223
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,217,047
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 2.94% 12/25/33 (b)(e)	9,480,605	9,481,293
Countrywide Home Loans, Inc.:
Series 2000-2 Class MV2, 3.43% 6/25/31 (e)	1,637,667	1,638,759
Series 2002-6 Class AV1, 2.96% 5/25/33 (e)	2,677,243	2,683,470
Series 2003-BC1 Class M2, 4.53% 9/25/32 (e)	11,065,000	11,365,868
Series 2003-SD3 Class A1, 2.95% 12/25/32 (b)(e)	1,584,706	1,592,412
Series 2004-2 Class M1, 3.03% 5/25/34 (e)	5,200,000	5,199,769
Series 2004-3:
Class 3A4, 2.78% 8/25/34 (e)	672,000	668,358
Class M1, 3.03% 6/25/34 (e)	1,475,000	1,476,385
Series 2004-4:
Class A, 2.9% 8/25/34 (e)	4,029,188	4,031,855
Class M1, 3.01% 7/25/34 (e)	3,650,000	3,663,482
Class M2, 3.06% 6/25/34 (e)	4,395,000	4,412,168
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 2.92% 4/25/34 (e)	3,915,778	3,931,534
Series 2004-FRE1:
Class A2, 2.88% 4/25/34 (e)	5,173,253	5,173,030
Class M3, 3.18% 4/25/34 (e)	5,885,000	5,884,736
Asset-Backed Securities - continued
	Principal Amount	Value
Discover Card Master Trust I:
Series 2000-1 Class B, 2.85% 8/16/07 (e)	$ 6,300,000	$ 6,301,586
Series 2000-2 Class B, 2.85% 9/18/07 (e)	10,000,000	10,003,428
Series 2002-1 Class B, 2.88% 7/15/07 (e)	30,637,000	30,634,574
Series 2003-4 Class B1, 2.81% 5/16/11 (e)	8,155,000	8,206,166
Fannie Mae guaranteed REMIC pass thru certificates:
Series 2002-T15 Class S1, 5.25% 4/25/05 (f)	21,931,368	346,106
Series 2004-T5 Class AB3, 2.922% 5/28/35 (e)	10,762,288	10,772,378
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.21% 11/25/33 (e)	1,300,000	1,314,178
Class M2, 4.28% 11/25/33 (e)	700,000	721,377
Series 2004-1 Class M2, 3.63% 1/25/35 (e)	3,700,000	3,746,141
Series 2004-2 Class M2, 3.68% 7/25/34 (e)	9,890,000	9,889,552
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.08% 3/25/34 (e)	400,000	399,982
Class M4, 3.43% 3/25/34 (e)	300,000	299,987
Class M6, 3.78% 3/25/34 (e)	400,000	403,574
First USA Credit Card Master Trust Series 2001-4 Class B, 2.82% 1/12/09 (e)	15,000,000	15,052,416
First USA Secured Note Trust Series 2001-3 Class C, 3.55% 11/19/08 (b)(e)	11,580,000	11,661,421
Fleet Credit Card Master Trust II Series 2002-A Class B, 2.82% 10/15/07 (e)	10,000,000	10,003,428
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.91% 10/15/07 (e)	19,600,000	19,698,284
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 2.75% 2/25/34 (e)	4,636,418	4,636,219
Class M1, 2.98% 2/25/34 (e)	750,000	749,967
Class M2, 3.03% 2/25/34 (e)	800,000	799,964
Series 2004-C Class 2A2, 3.08% 8/25/34 (e)	10,000,000	10,050,833
GE Business Loan Trust Series 2003-1 Class A, 2.91% 4/15/31 (b)(e)	6,215,951	6,260,355
Gracechurch Card Funding PLC:
Series 5:
Class B, 2.71% 8/15/08 (e)	1,520,000	1,522,014
Class C, 3.41% 8/15/08 (e)	5,580,000	5,608,542
Series 6 Class B, 2.67% 2/17/09 (e)	1,030,000	1,031,194
GS Mortgage Securities Corp.:
Series 2002-HE Class M1, 3.75% 11/20/32 (e)	3,017,000	3,093,548
Series 2003-FM1 Class M1, 3.32% 3/20/33 (e)	15,000,000	15,183,602
Series 2004-FF3 Class M2, 3.67% 5/25/34 (e)	4,650,000	4,649,790
Asset-Backed Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp.: - continued
Series 2004-FM1:
Class M1, 3.18% 11/25/33 (e)	$ 2,865,000	$ 2,864,872
Class M2, 3.93% 11/25/33 (e)	1,975,000	2,009,204
GSAMP Trust:
Series 2002-NC1:
Class A2, 2.85% 7/25/32 (e)	1,637,777	1,651,616
Class M1, 3.17% 7/25/32 (e)	8,861,000	8,967,014
Series 2004-FM2:
Class M1, 3.03% 1/25/34 (e)	3,500,000	3,499,844
Class M2, 3.63% 1/25/34 (e)	1,500,000	1,499,932
Class M3, 3.83% 1/25/34 (e)	1,500,000	1,499,931
Series 2004-HE1:
Class M1, 3.08% 5/25/34 (e)	4,045,000	4,044,819
Class M2, 3.68% 5/25/34 (e)	1,750,000	1,736,803
Class M3, 3.93% 5/25/34 (e)	1,250,000	1,240,700
Series 2005-NC1 Class M1, 2.95% 2/25/35 (c)(e)	9,010,000	9,010,000
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.33% 6/25/32 (e)	10,000,000	10,038,910
Series 2002-3 Class A5, 2.97% 2/25/33 (e)	2,921,102	2,923,083
Series 2002-4:
Class A3, 3.01% 3/25/33 (e)	4,280,827	4,288,369
Class M2, 4.58% 3/25/33 (e)	1,850,000	1,881,077
Series 2002-5:
Class A3, 3.05% 5/25/33 (e)	6,015,273	6,053,650
Class M1, 3.73% 5/25/33 (e)	13,800,000	14,109,356
Series 2003-1:
Class A2, 3% 6/25/33 (e)	9,198,143	9,221,762
Class M1, 3.53% 6/25/33 (e)	5,700,000	5,741,572
Series 2003-2:
Class A2, 2.91% 8/25/33 (e)	594,030	596,176
Class M1, 3.41% 8/25/33 (e)	2,245,000	2,274,762
Series 2003-3:
Class A2, 2.89% 8/25/33 (e)	3,750,551	3,763,015
Class M1, 3.39% 8/25/33 (e)	8,185,000	8,292,108
Series 2003-4:
Class M1, 3.33% 10/25/33 (e)	3,415,000	3,449,660
Class M2, 4.43% 10/25/33 (e)	4,040,000	4,102,323
Series 2003-5:
Class A2, 2.88% 12/25/33 (e)	9,895,999	9,925,838
Class M1, 3.23% 12/25/33 (e)	3,175,000	3,205,006
Class M2, 4.26% 12/25/33 (e)	1,345,000	1,384,046
Series 2003-7 Class A2, 2.91% 3/25/34 (e)	4,977,782	4,994,800
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2004-2 Class A2, 2.82% 7/25/34 (e)	$ 9,749,727	$ 9,749,314
Series 2004-3:
Class M1, 3.1% 8/25/34 (e)	2,015,000	2,014,910
Class M2, 3.73% 8/25/34 (e)	2,200,000	2,199,899
Class M3, 3.98% 8/25/34 (e)	950,000	949,956
Series 2004-4 Class A2, 2.85% 10/25/34 (e)	11,660,432	11,696,108
Series 2004-6 Class A2, 2.88% 12/25/34 (e)	12,649,463	12,681,941
Series 2004-7 Class A3, 2.92% 1/25/35 (e)	3,720,961	3,735,619
Series 2005-1:
Class M1, 2.9888% 5/25/35 (e)	9,705,000	9,705,000
Class M2, 3.0088% 5/25/35 (e)	3,880,000	3,880,000
Class M3, 3.0588% 5/25/35 (e)	5,825,000	5,825,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 2.77% 8/15/08 (e)	10,000,000	10,017,814
Household Credit Card Master Trust I Series 2002-1 Class B, 3.13% 7/15/08 (e)	22,589,000	22,663,483
Household Home Equity Loan Trust:
Series 2002-2 Class A, 2.8% 4/20/32 (e)	3,414,440	3,420,955
Series 2002-3 Class A, 2.95% 7/20/32 (e)	2,738,511	2,744,592
Series 2003-1 Class M, 3.13% 10/20/32 (e)	1,086,334	1,088,373
Series 2003-2:
Class A, 2.83% 9/20/33 (e)	4,053,005	4,065,733
Class M, 3.08% 9/20/33 (e)	1,905,924	1,912,225
Series 2004-1 Class M, 3.02% 9/20/33 (e)	3,768,537	3,777,215
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.15% 2/20/33 (e)	2,492,959	2,505,386
Series 2004-HC1:
Class A, 2.85% 2/20/34 (e)	7,654,584	7,670,035
Class M, 3% 2/20/34 (e)	4,627,989	4,631,977
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.03% 1/18/11 (e)	8,850,000	8,871,634
Series 2002-2:
Class A, 2.65% 1/18/11 (e)	9,000,000	9,016,462
Class B, 3.03% 1/18/11 (e)	14,275,000	14,375,356
Series 2002-3 Class B, 3.73% 9/15/09 (e)	4,150,000	4,177,327
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 2.72% 12/17/07 (e)	5,381,548	5,383,235
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 2.84% 6/25/35 (c)(e)	13,740,000	13,740,000
Class M1, 3.06% 6/25/35 (c)(e)	4,100,000	4,100,000
Class M2, 3.08% 6/25/35 (c)(e)	2,775,000	2,775,000
Class M3, 3.11% 6/25/35 (c)(e)	1,975,000	1,975,000
Asset-Backed Securities - continued
	Principal Amount	Value
IXIS Real Estate Capital Trust Series 2005-HE1: - continued
Class M4, 3.29% 6/25/35 (c)(e)	$ 4,940,000	$ 4,940,000
Class M5, 3.32% 6/25/35 (c)(e)	3,020,000	3,020,000
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09 (e)	17,947,151	18,005,482
Long Beach Mortgage Loan Trust:
Series 2002-4 Class 2S1, 5.25% 4/25/05 (f)	20,228,000	229,936
Series 2003-1 Class A2, 2.93% 3/25/33 (e)	769,475	770,521
Series 2003-2:
Class AV, 2.85% 6/25/33 (e)	1,053,946	1,055,051
Class M1, 3.35% 6/25/33 (e)	19,500,000	19,690,182
Series 2003-3 Class M1, 3.28% 7/25/33 (e)	7,770,000	7,847,823
Series 2004-2:
Class M1, 3.06% 6/25/34 (e)	4,275,000	4,271,420
Class M2, 3.61% 6/25/34 (e)	2,800,000	2,827,128
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.26% 4/25/33 (e)	3,500,000	3,530,776
Class M2, 4.38% 4/25/33 (e)	1,500,000	1,537,412
Series 2004-FRE1 Class M1, 3.08% 7/25/34 (e)	5,223,000	5,243,550
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.28% 3/17/08 (b)(e)	7,250,000	7,277,550
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 2.855% 10/15/08 (e)	30,000,000	30,069,528
Series 2001-B2 Class B2, 2.84% 1/15/09 (e)	30,353,000	30,462,611
Series 2002-B2 Class B2, 2.86% 10/15/09 (e)	20,000,000	20,111,192
Series 2002-B3 Class B3, 2.88% 1/15/08 (e)	15,000,000	15,013,875
Series 2002-B4 Class B4, 2.98% 3/15/10 (e)	14,800,000	14,939,884
Series 2003-B2 Class B2, 2.87% 10/15/10 (e)	1,530,000	1,541,612
Series 2003-B3 Class B3, 2.855% 1/18/11 (e)	1,130,000	1,136,305
Series 2003-B5 Class B5, 2.85% 2/15/11 (e)	705,000	711,125
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 2.99% 9/15/10 (e)	7,800,000	7,849,896
Series 1998-G Class B, 2.88% 2/17/09 (e)	20,000,000	20,060,062
Series 2000-C Class B, 2.855% 7/15/07 (e)	15,000,000	14,998,235
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.03% 7/25/34 (e)	2,125,000	2,124,906
Class M2, 3.08% 7/25/34 (e)	375,000	374,983
Class M3, 3.48% 7/25/34 (e)	775,000	774,965
Class M4, 3.63% 7/25/34 (e)	525,000	524,976
Merrill Lynch Mortgage Investors, Inc.:
Series 2002-HE1N Class N1, 3.13% 11/25/09 (b)(e)	245,424	245,500
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc.: - continued
Series 2003-HE1 Class M1, 3.23% 7/25/34 (e)	$ 2,321,000	$ 2,337,686
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 4.63% 11/25/32 (e)	2,370,000	2,451,644
Series 2003-HE1 Class M2, 4.43% 5/25/33 (e)	6,185,000	6,268,089
Series 2003-NC5 Class M2, 4.53% 4/25/33 (e)	2,800,000	2,849,725
Series 2003-NC6 Class M2, 4.48% 6/27/33 (e)	12,835,000	13,210,689
Series 2003-NC7:
Class M1, 3.23% 6/25/33 (e)	1,785,000	1,793,438
Class M2, 4.38% 6/25/33 (e)	1,000,000	1,019,784
Series 2003-NC8 Class M1, 3.23% 9/25/33 (e)	2,350,000	2,369,378
Series 2004-HE6 Class A2, 2.87% 8/25/34 (e)	10,476,102	10,478,230
Series 2004-NC6 Class A2, 2.87% 7/25/34 (e)	4,974,029	4,982,769
Series 2005-1:
Class M2, 3.0288% 1/25/35 (e)	4,425,000	4,425,000
Class M3, 3.0788% 1/25/35 (e)	4,000,000	4,000,000
Class M4, 3.2588% 1/25/35 (e)	787,000	787,000
Series 2005-HE1:
Class A3B, 2.7644% 12/25/34 (e)	3,885,000	3,885,000
Class M1, 2.9944% 12/25/34 (e)	1,100,000	1,100,000
Class M2, 3.0144% 12/25/34 (e)	2,970,000	2,970,000
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.38% 2/25/32 (e)	1,510,288	1,523,427
Class M2, 3.93% 2/25/32 (e)	10,149,500	10,272,423
Series 2001-NC3 Class M2, 4.03% 10/25/31 (e)	4,230,000	4,268,414
Series 2001-NC4:
Class M1, 3.53% 1/25/32 (e)	3,827,881	3,854,318
Class M2, 4.18% 1/25/32 (e)	1,645,000	1,659,561
Series 2002-AM3 Class A3, 3.02% 2/25/33 (e)	2,948,780	2,955,671
Series 2002-HE1 Class M1, 3.13% 7/25/32 (e)	2,700,000	2,721,513
Series 2002-HE2:
Class M1, 3.23% 8/25/32 (e)	9,925,000	9,984,697
Class M2, 3.78% 8/25/32 (e)	1,550,000	1,561,768
Series 2002-NC3 Class A3, 2.87% 8/25/32 (e)	1,693,380	1,697,675
Series 2002-NC5 Class M3, 4.33% 10/25/32 (e)	920,000	941,523
Series 2002-OP1 Class M1, 3.28% 9/25/32 (e)	1,545,000	1,558,374
Series 2003-NC1:
Class M1, 3.58% 11/25/32 (e)	2,555,000	2,581,009
Class M2, 4.58% 11/25/32 (e)	1,880,000	1,905,712
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 2.96% 1/25/33 (e)	1,436,302	1,437,923
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Class M2, 4.53% 1/25/33 (e)	$ 4,600,000	$ 4,689,203
Series 2003-6 Class M1, 3.25% 1/25/34 (e)	5,180,000	5,221,573
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 2.62% 6/15/09 (e)	18,550,330	18,571,028
Series 2004-A Class A4A, 2.55% 6/15/10 (e)	10,570,000	10,577,082
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.98% 6/25/34 (e)	1,450,000	1,451,229
Class M4, 3.505% 6/25/34 (e)	2,435,000	2,441,240
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.16% 9/25/34 (e)	2,940,000	2,960,680
Class M2, 3.21% 9/25/34 (e)	1,755,000	1,772,271
Class M3, 3.78% 9/25/34 (e)	3,355,000	3,356,135
Class M4, 3.98% 9/25/34 (e)	4,700,000	4,702,366
Series 2004-WCW2 Class A2, 2.91% 10/25/34 (e)	11,776,622	11,816,897
Series 2005-WCH1:
Class A3B, 2.65% 1/25/35 (e)	2,775,000	2,773,418
Class M2, 2.95% 1/25/35 (e)	4,175,000	4,175,000
Class M3, 2.99% 1/25/35 (e)	3,290,000	3,290,000
Class M5, 3.31% 1/25/35 (e)	3,095,000	3,095,000
Class M6, 3.41% 1/25/35 (e)	2,320,000	2,320,000
Providian Gateway Master Trust Series 2002-B Class A, 3.18% 6/15/09 (b)(e)	15,000,000	15,089,588
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 3.78% 10/25/34 (e)	5,500,000	5,568,025
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 2.93% 4/25/33 (e)	1,739,302	1,746,846
Saxon Asset Securities Trust Series 2004-2 Class MV1, 3.11% 8/25/35 (e)	4,495,000	4,513,021
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 2.905% 2/15/10 (e)	10,000,000	9,977,858
Series 2002-1 Class B, 2.85% 2/18/09 (e)	10,000,000	9,997,039
Series 2002-4:
Class A, 2.61% 8/18/09 (e)	27,000,000	27,016,246
Class B, 2.905% 8/18/09 (e)	33,300,000	33,344,289
Series 2002-5 Class B, 3.73% 11/17/09 (e)	30,000,000	30,052,917
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.05% 2/25/34 (e)	2,910,000	2,914,458
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.89% 2/25/34 (e)	1,389,968	1,389,908
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.93% 3/15/11 (b)(e)	10,835,000	10,863,778
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.96% 9/25/34 (e)	$ 4,687,109	$ 4,711,356
Series 2003-6HE Class A1, 3% 11/25/33 (e)	2,674,577	2,681,253
Series 2003-8HE Class A, 3% 12/25/34 (e)	3,457,897	3,459,799
Series 2004-1HE Class A1, 3.04% 2/25/35 (b)(e)	3,432,591	3,440,100
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	3,135,159	3,133,012
TOTAL ASSET-BACKED SECURITIES (Cost $2,041,312,718)		2,051,675,874
Collateralized Mortgage Obligations - 17.1%

Private Sponsor - 12.2%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 2.93% 2/25/35 (e)	12,076,781	12,115,378
Series 2004-4 Class 5A2, 2.93% 3/25/35 (e)	4,905,653	4,909,676
Series 2005-1 Class 5A2, 2.88% 5/25/35 (e)	7,875,000	7,875,000
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35 (e)	23,650,000	23,650,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 2.93% 5/25/33 (e)	7,845,816	7,847,549
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 2.93% 9/25/34 (e)	12,808,506	12,795,437
Series 2005-1 Class 2A1, 2.84% 3/25/35 (e)	16,450,000	16,450,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 2.93% 3/25/34 (e)	8,172,636	8,168,204
Series 2004-AR3 Class 6A2, 2.9% 4/25/34 (e)	3,504,028	3,507,856
Series 2004-AR4 Class 5A2, 2.9% 5/25/34 (e)	3,156,039	3,154,103
Series 2004-AR5 Class 11A2, 2.9% 6/25/34 (e)	4,535,742	4,525,928
Series 2004-AR6 Class 9A2, 2.9% 10/25/34 (e)	5,672,861	5,674,948
Series 2004-AR7 Class 6A2, 2.91% 8/25/34 (e)	8,320,907	8,328,675
Series 2004-AR8 Class 8A2, 2.91% 9/25/34 (e)	6,779,896	6,789,089
Series 2001-AR7 Class 3A2, 5.7048% 2/25/41 (e)	299,789	302,311
Series 2003-TFLA Class F, 2.9433% 4/15/13 (b)(e)	3,750,000	3,748,008
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	6,286,351	6,272,575
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 2.6746% 12/21/24 (e)	5,300,000	5,300,000
Class B1, 2.7246% 12/21/54 (e)	7,050,000	7,050,000
Class M1, 2.8246% 12/21/54 (e)	5,300,000	5,300,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 2.72% 3/20/44 (e)	$ 1,415,000	$ 1,415,099
Class 1C, 3.41% 3/20/44 (e)	4,075,000	4,090,200
Class 1M, 2.92% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 2.58% 6/20/28 (e)	6,500,000	6,498,217
Class 1B, 2.68% 6/20/44 (e)	1,230,000	1,230,048
Class 1C, 3.21% 6/20/44 (e)	4,475,000	4,483,566
Class 1M, 2.79% 6/20/44 (e)	2,285,000	2,285,089
Series 2004-3:
Class 1B, 2.67% 9/20/44 (e)	2,100,000	2,100,000
Class 1C, 3.1% 9/20/44 (e)	5,415,000	5,420,415
Class 1M, 2.78% 9/20/44 (e)	1,200,000	1,199,760
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.44% 7/15/40 (e)	2,560,000	2,583,416
Holmes Financing No. 8 PLC floater:
Series 1:
Class B, 2.77% 7/15/40 (e)	2,050,000	2,049,359
Class C, 3.26% 7/15/40 (e)	22,640,000	22,647,075
Series 2:
Class A, 2.72% 4/15/11 (e)	25,000,000	24,990,235
Class B, 2.81% 7/15/40 (e)	2,695,000	2,695,539
Class C, 3.36% 7/15/40 (e)	10,280,000	10,301,691
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.98% 10/25/34 (e)	5,303,251	5,318,270
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 2.9% 3/25/35 (e)	10,222,393	10,228,782
Series 2004-6 Class 1A2, 2.92% 10/25/34 (e)	4,393,995	4,389,350
Series 2005-1:
Class M1, 3.0288% 4/25/35 (e)	3,550,000	3,550,000
Class M2, 3.0588% 4/25/35 (e)	6,215,000	6,215,000
Class M3, 3.1088% 4/25/35 (e)	1,525,000	1,525,000
Class M4, 3.3288% 4/25/35 (e)	900,000	900,000
Class M5, 3.3588% 4/25/35 (e)	900,000	900,000
Class M6, 3.4288% 4/25/35 (e)	1,440,000	1,440,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 2.82% 3/25/35 (e)	16,345,000	16,345,000
Series 2004-6 Class 4A2, 4.181% 7/25/34 (c)(e)	5,969,000	5,947,971
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 2.92% 3/25/28 (e)	10,470,362	10,527,758
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc. floater: - continued
Series 2003-B Class A1, 2.87% 4/25/28 (e)	$ 10,084,417	$ 10,133,908
Series 2003-D Class A, 2.84% 8/25/28 (e)	9,549,477	9,561,771
Series 2003-E Class A2, 2.28% 10/25/28 (e)	13,765,111	13,735,586
Series 2003-F Class A2, 2.46% 10/25/28 (e)	15,891,109	15,871,746
Series 2004-A Class A2, 2.37% 4/25/29 (e)	14,816,286	14,739,754
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	11,894,165	11,866,935
Series 2004-C Class A2, 3.07% 7/25/29 (e)	16,713,022	16,676,810
Series 2004-D Class A2, 2.34% 9/25/29 (e)	12,432,185	12,418,528
Series 2004-E Class A2D, 2.64% 11/25/29 (e)	2,405,610	2,402,696
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,819,874	4,824,393
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 2.97% 10/25/32 (e)	1,635,673	1,636,719
Class M1, 3.38% 10/25/32 (e)	5,000,000	5,025,878
MortgageIT Trust floater Series 2004-2:
Class A1, 2.9% 12/25/34 (e)	5,469,557	5,469,551
Class A2, 2.98% 12/25/34 (e)	7,399,409	7,399,400
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,754,392
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	2,895,000	2,925,081
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,395,768
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,809,241
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,229,668
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,905,646
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	3,998,125
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,345,821
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	6,005,416	6,138,258
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.22% 3/10/35 (b)(e)	5,542,904	5,641,707
Class B5, 4.77% 3/10/35 (b)(e)	5,736,385	5,853,183
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.03% 11/25/34 (e)	4,785,649	4,811,498
Series 2003-RP2 Class A1, 2.98% 6/25/33 (b)(e)	5,192,322	5,210,755
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 2.2513% 9/20/33 (e)	$ 14,571,285	$ 14,545,287
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	13,281,705	13,269,697
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	8,250,602	8,233,656
Series 2004-10 Class A4, 2.58% 11/20/34 (e)	13,410,762	13,372,979
Series 2004-3 Class A, 2.33% 5/20/34 (e)	14,206,066	14,096,239
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	11,736,051	11,672,963
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	12,128,442	12,128,442
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	10,698,385	10,688,449
Class A3B, 3.16% 7/20/34 (e)	1,337,298	1,336,215
Series 2004-7:
Class A3A, 2.285% 8/20/34 (e)	9,887,080	9,877,126
Class A3B, 2.51% 7/20/34 (e)	1,779,129	1,791,247
Series 2004-8 Class A2, 2.35% 9/20/34 (e)	17,715,665	17,702,403
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,480,000	8,480,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 2.93% 9/25/33 (b)(e)	3,679,291	3,680,661
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.9% 9/25/34 (e)	25,918,906	25,962,033
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.725% 8/25/34 (e)	19,880,000	20,064,387
TOTAL PRIVATE SPONSOR		708,603,860
U.S. Government Agency - 4.9%
Fannie Mae:
floater:
Series 2000-38 Class F, 2.98% 11/18/30 (e)	1,425,306	1,435,867
Series 2000-40 Class FA, 3.03% 7/25/30 (e)	3,076,852	3,090,698
Series 2002-89 Class F, 2.83% 1/25/33 (e)	4,620,823	4,627,544
planned amortization class Series 2002-81 Class PU, 4.5% 5/25/20	7,256,023	7,255,114
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,874,679	6,060,836
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 2.88% 8/18/31 (e)	2,930,883	2,940,066
Series 2001-44 Class FB, 2.83% 9/25/31 (e)	2,730,878	2,738,708
Series 2001-46 Class F, 2.88% 9/18/31 (e)	7,864,928	7,908,494
Series 2002-11 Class QF, 3.03% 3/25/32 (e)	5,604,808	5,644,570
Series 2002-36 Class FT, 3.03% 6/25/32 (e)	1,786,164	1,801,004
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater: - continued
Series 2002-64 Class FE, 2.83% 10/18/32 (e)	$ 2,761,657	$ 2,770,635
Series 2002-65 Class FA, 2.83% 10/25/17 (e)	3,473,662	3,480,357
Series 2002-74 Class FV, 2.98% 11/25/32 (e)	9,941,946	10,006,332
Series 2003-11:
Class DF, 2.98% 2/25/33 (e)	4,479,361	4,509,396
Class EF, 2.98% 2/25/33 (e)	3,873,578	3,890,050
Series 2003-63 Class F1, 2.83% 11/25/27 (e)	7,307,471	7,310,519
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	2,265,382	2,272,602
Series 2001-56 Class KD, 6.5% 7/25/30	887,499	889,037
Series 2001-62 Class PG, 6.5% 10/25/30	8,689,489	8,779,712
Series 2001-70 Class PD, 6% 3/25/29	2,952,456	2,952,680
Series 2001-76 Class UB, 5.5% 10/25/13	3,304,781	3,323,200
Series 2002-16 Class QD, 5.5% 6/25/14	656,076	661,994
Series 2002-28 Class PJ, 6.5% 3/25/31	8,605,549	8,654,491
Series 2002-8 Class PD, 6.5% 7/25/30	7,180,486	7,253,314
Series 2003-17 Class PQ, 4.5% 3/25/16	7,393,082	7,395,673
Series 2004-33 Class ZK, 4.5% 4/25/34	2,426,886	2,421,448
Series 2004-37 Class ZB, 4.5% 5/25/34	5,028,172	5,016,557
Freddie Mac:
floater Series 2510 Class FE, 2.88% 10/15/32 (e)	6,969,232	7,007,982
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	4,461,699	4,480,487
Series 2353 Class PC, 6.5% 9/15/15	2,550,639	2,570,498
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 2.68% 7/15/31 (e)	5,952,860	5,958,082
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 2.83% 7/15/17 (e)	5,568,944	5,597,041
Series 2526 Class FC, 2.88% 11/15/32 (e)	4,791,604	4,819,359
Series 2538 Class FB, 2.88% 12/15/32 (e)	7,722,119	7,762,921
Series 2551 Class FH, 2.93% 1/15/33 (e)	4,308,403	4,327,674
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	17,331,818	17,496,765
Series 2368 Class PQ, 6.5% 8/15/30	517,214	517,213
Series 2394 Class ND, 6% 6/15/27	4,757,014	4,799,626
Series 2395 Class PE, 6% 2/15/30	9,994,927	10,124,563
Series 2398 Class DK, 6.5% 1/15/31	835,315	840,662
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class: - continued
Series 2410 Class ML, 6.5% 12/15/30	$ 4,553,705	$ 4,602,406
Series 2420 Class BE, 6.5% 12/15/30	6,455,266	6,514,974
Series 2435 Class GD, 6.5% 2/15/30	1,718,713	1,722,357
Series 2443 Class TD, 6.5% 10/15/30	6,204,047	6,272,960
Series 2461 Class PG, 6.5% 1/15/31	5,538,789	5,655,526
Series 2466 Class EC, 6% 10/15/27	2,471,981	2,477,211
Series 2483 Class DC, 5.5% 7/15/14	8,075,674	8,120,590
Series 2490 Class PM, 6% 7/15/28	2,785,926	2,793,045
Series 2556 Class PM, 5.5% 2/15/16	4,662,884	4,677,962
Series 2557 Class MA, 4.5% 7/15/16	1,541,540	1,543,625
Series 2776 Class UJ, 4.5% 5/15/20 (f)	8,273,075	513,031
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	12,004,188
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	1,645,085	1,653,476
Series 2445 Class BD, 6.5% 6/15/30	582	582
Series 2480 Class QW, 5.75% 2/15/30	3,140,752	3,152,030
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 2.83% 5/16/23 (e)	3,470,775	3,486,266
Series 2001-50 Class FV, 2.68% 9/16/27 (e)	10,703,590	10,700,870
Series 2001-62 Class KF, 2.88% 9/16/29 (e)	238,714	238,712
Series 2002-24 Class FX, 3.03% 4/16/32 (e)	3,283,764	3,313,292
Series 2002-31 Class FW, 2.88% 6/16/31 (e)	4,487,239	4,509,848
Series 2002-5 Class KF, 2.88% 8/16/26 (e)	1,085,487	1,086,453
TOTAL U.S. GOVERNMENT AGENCY		286,433,175
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $996,777,517)		995,037,035
Commercial Mortgage Securities - 7.2%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (b)(e)	5,025,000	5,125,527
Class D, 7.54% 8/3/10 (b)(e)	6,695,000	6,831,259
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 2.72% 9/8/14 (b)(e)	6,448,060	6,449,617
Series 2003-BBA2 Class A3, 2.8% 11/15/15 (b)(e)	5,038,226	5,046,708
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.11% 8/25/33 (b)(e)	7,584,720	7,644,568
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2003-2:
Class A, 3.11% 12/25/33 (b)(e)	$ 15,156,532	$ 15,258,366
Class M1, 3.38% 12/25/33 (b)(e)	2,466,482	2,497,506
Series 2004-1:
Class A, 2.89% 4/25/34 (b)(e)	6,976,515	6,955,258
Class B, 4.43% 4/25/34 (b)(e)	724,833	723,615
Class M1, 3.09% 4/25/34 (b)(e)	634,229	633,064
Class M2, 3.73% 4/25/34 (b)(e)	543,625	543,391
Series 2004-2:
Class A, 2.96% 8/25/34 (b)(e)	6,738,696	6,742,908
Class M1, 3.11% 8/25/34 (b)(e)	2,172,847	2,175,563
Series 2004-3:
Class A1, 2.9% 1/25/35 (b)(e)	6,851,069	6,854,281
Class A2, 2.95% 1/25/35 (b)(e)	952,199	952,943
Class M1, 3.03% 1/25/35 (b)(e)	1,141,845	1,141,845
Class M2, 3.53% 1/25/35 (b)(e)	744,681	744,681
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 2.73% 4/14/15 (b)(e)	7,084,461	7,086,127
Class JFCM, 4.05% 4/14/15 (b)(e)	1,344,296	1,345,976
Class JMM, 3.95% 4/14/15 (b)(e)	1,384,053	1,381,376
Class JSCM, 4.15% 4/14/15 (b)(e)	1,123,081	1,132,109
Class KFCM, 4.3% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.2% 4/14/15 (b)(e)	1,253,767	1,253,009
Class KSCM, 4.45% 4/14/15 (b)(e)	1,203,639	1,213,776
Class LFCM, 4.7% 4/14/15 (b)(e)	1,601,905	1,603,407
Class LSCM, 4.85% 4/14/15 (b)(e)	1,803,447	1,819,318
Class MFCM, 5% 4/14/15 (b)(e)	2,218,251	2,220,331
Class MSCM, 5.15% 4/14/15 (b)(e)	1,767,389	1,782,922
Series 2003-WEST Class A, 3.02% 1/3/15 (b)(e)	13,123,066	13,170,905
Series 2004-BBA3 Class E, 3.18% 6/15/17 (b)(e)	10,415,000	10,418,329
Series 2004-ESA Class A2, 2.79% 5/14/16 (b)(e)	6,565,000	6,582,261
Series 2004-HS2A:
Class E, 3.35% 1/14/16 (b)(e)	1,725,000	1,731,684
Class F, 3.5% 1/14/16 (b)(e)	1,125,000	1,129,355
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.86% 2/15/12 (b)(e)	24,300,000	24,359,824
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 2.89% 12/12/13 (b)(e)	896,672	893,326
Class C, 3.24% 12/12/13 (b)(e)	1,793,345	1,771,839
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM floater:
Series 2000-FL3A Class C, 3.24% 11/15/12 (b)(e)	$ 489,694	$ 489,537
Series 2001-FL5A:
Class D, 3.73% 11/15/13 (b)(e)	5,571,287	5,574,088
Class E, 3.98% 11/15/13 (b)(e)	5,000,000	5,004,148
Series 2002-FL6:
Class B, 2.81% 6/14/14 (b)(e)	5,000,000	5,000,602
Class F, 3.93% 6/14/14 (b)(e)	11,163,000	11,253,091
Class G, 4.38% 6/14/14 (b)(e)	5,000,000	5,028,426
Series 2002-FL7 Class A2, 2.83% 11/15/14 (b)(e)	1,729,431	1,730,736
Series 2003-FL9 Class B, 2.98% 11/15/15 (b)(e)	12,999,016	13,038,404
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 2.78% 9/15/14 (b)(e)	3,570,000	3,575,563
Class G, 3.46% 9/15/14 (b)(e)	1,345,000	1,347,082
Class H, 3.56% 9/15/14 (b)(e)	1,430,000	1,432,212
Class J, 4.08% 9/15/14 (b)(e)	490,000	490,754
Class K, 4.48% 9/15/14 (b)(e)	770,000	771,180
Class L, 4.68% 9/15/14 (b)(e)	625,000	624,969
Series 2004-HTL1:
Class B, 2.93% 7/15/16 (b)(e)	581,000	581,789
Class D, 3.03% 7/15/16 (b)(e)	1,320,000	1,320,555
Class E, 3.23% 7/15/16 (b)(e)	945,000	945,765
Class F, 3.28% 7/15/16 (b)(e)	1,000,000	1,001,210
Class H, 3.78% 7/15/16 (b)(e)	2,900,000	2,904,398
Class J, 3.93% 7/15/16 (b)(e)	1,115,000	1,116,688
Class K, 4.83% 7/15/16 (b)(e)	1,255,000	1,254,937
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.23% 12/15/11 (b)(e)	3,720,000	3,695,131
Series 2002-TFLA Class C, 3.04% 11/18/12 (b)(e)	3,675,000	3,689,129
Series 2003-TF2A Class A2, 2.8% 11/15/14 (b)(e)	9,500,000	9,509,456
Series 2004-FL1 Class B, 2.93% 5/15/14 (b)(e)	11,230,000	11,241,372
Series 2004-HC1:
Class A2, 2.98% 12/15/21 (b)(e)	1,475,000	1,474,997
Class B, 3.23% 12/15/21 (b)(e)	3,835,000	3,834,992
Series 2004-TFL1:
Class A2, 2.67% 2/15/14 (b)(e)	7,005,000	7,010,215
Class E, 3.03% 2/15/14 (b)(e)	2,800,000	2,807,428
Class F, 3.08% 2/15/14 (b)(e)	2,325,000	2,332,133
Class G, 3.33% 2/15/14 (b)(e)	1,875,000	1,880,689
Class H, 3.58% 2/15/14 (b)(e)	1,400,000	1,407,124
Class J, 3.88% 2/15/14 (b)(e)	750,000	754,493
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	$ 754,200	$ 772,742
Series 2003-TFLA Class A2, 2.85% 4/15/13 (b)(e)	7,205,000	7,213,519
Series 2003-TFLA Class G, 2.9433% 4/15/13 (b)(e)	2,095,000	2,037,099
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.28% 2/11/11 (b)(e)	500,000	499,301
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 5.65% 7/5/18 (b)(e)	2,290,847	2,290,847
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 2.91% 5/28/20 (b)(e)	3,300,479	3,301,812
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 4.9085% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 4.68% 7/11/15 (b)(e)	1,232,313	1,233,675
Class H, 5.43% 7/11/15 (b)(e)	12,525,233	12,583,945
Series 2003-LLFA:
Class A2, 2.84% 12/16/14 (b)(e)	11,700,000	11,737,999
Class B, 3.05% 12/16/14 (b)(e)	4,615,000	4,633,215
Class C, 3.15% 12/16/14 (b)(e)	4,982,000	5,004,326
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 2.95% 10/7/13 (b)(e)	3,489,876	3,489,908
Class D, 3.92% 10/7/13 (b)(e)	1,172,220	1,172,292
Class F, 4.34% 10/7/13 (b)(e)	6,431,229	6,427,529
Class G1, 5.15% 10/7/13 (b)(e)	6,000,000	5,999,992
Series 2002-XLF Class F, 4.55% 8/5/14 (b)(e)	7,907,903	7,907,895
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.28% 2/15/13 (b)(e)	10,495,000	10,490,712
Class D, 3.28% 2/15/13 (b)(e)	4,000,000	3,999,090
Series 2003-CDCA:
Class HBST, 4.08% 2/15/15 (b)(e)	1,920,000	1,922,400
Class HEXB, 4.38% 2/15/15 (b)(e)	770,000	770,963
Class JBST, 4.28% 2/15/15 (b)(e)	1,440,000	1,441,800
Class JEXB, 4.58% 2/15/15 (b)(e)	1,300,000	1,301,625
Class KBST, 4.63% 2/15/15 (b)(e)	815,000	816,019
Class KEXB, 4.98% 2/15/15 (b)(e)	960,000	961,200
Series 2000-NL1 Class E, 6.8139% 10/15/30 (b)(e)	4,345,000	4,497,297
Commercial Mortgage Securities - continued
	Principal Amount	Value
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.82% 5/15/09 (b)(e)	$ 18,000,000	$ 18,020,322
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.01% 3/24/18 (b)(e)	8,143,603	8,143,603
Wachovia Bank Commercial Mortgage Trust floater Series 2004-WHL3:
Class A2, 2.66% 3/15/14 (b)(e)	3,510,000	3,514,870
Class E, 2.98% 3/15/14 (b)(e)	2,190,000	2,197,536
Class F, 3.03% 3/15/14 (b)(e)	1,755,000	1,761,359
Class G, 3.26% 3/15/14 (b)(e)	875,000	878,409
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $416,568,878)		417,951,915
Cash Equivalents - 30.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (g)	$ 1,484,022,606	1,483,919,000
With Goldman Sachs & Co. at 2.35%, dated 1/6/05 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $270,555,985, 4.08%- 5.21%, 2/25/35 - 10/25/43)	265,484,361	264,998,172
TOTAL CASH EQUIVALENTS (Cost $1,748,919,000)		1,748,917,172
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $5,887,008,066)		5,896,262,380
NET OTHER ASSETS - (1.3)%		(76,770,694)
NET ASSETS - 100%		$ 5,819,491,686
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,356,825	$ (145,062)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,920,675	(121,462)
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,362,612	(66,654)
18 Eurodollar 90 Day Index Contracts	March 2006	17,827,650	(17,765)
4 Eurodollar 90 Day Index Contracts	June 2006	3,960,700	(7,566)
TOTAL EURODOLLAR CONTRACTS			(358,509)

Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 125,807
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $555,095,571 or 9.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,973,370.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,483,919,000 due 2/1/05 at 2.51%
Banc of America Securities LLC.	$360,891,717
Bank of America, National Association	123,381,783
Barclays Capital Inc.	370,145,350
Countrywide Securities Corporation	27,760,901
Deutsche Bank Securities Inc.	15,422,723
Goldman Sachs & Co.	92,536,337
Morgan Stanley & Co. Incorporated.	74,282,126
Societe Generale, New York Branch	33,929,990
UBS Securities LLC	215,918,121
Wachovia Capital Markets, LLC	138,804,506
WestLB AG	30,845,446
$ 1,483,919,000
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,886,381,340. Net unrealized appreciation aggregated $9,881,040, of which $15,197,140 related to appreciated investment securities and $5,316,100 related to depreciated investment securities.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 21, 2005